UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2014
Date of reporting period:	March 31, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

COMMON STOCKS - 63.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.11%				Banks (continued)
Publicis Groupe SA ADR	1,608	$36		United Community Banks Inc/GA (a)	2,485	$48
WPP PLC ADR	204	21		Wells Fargo & Co	15,523	772
		$57				$3,168

Aerospace & Defense - 2.75%				Beverages - 1.04%
Airbus Group NV ADR	1,664	30		AMBEV SA ADR	3,026	22
Alliant Techsystems Inc	2,709	385		Dr Pepper Snapple Group Inc	1,484	81
Boeing Co/The	2,431	305		PepsiCo Inc	5,168	432
Lockheed Martin Corp	890	145				$535
Northrop Grumman Corp	690	85
Raytheon Co	4,514	446		Biotechnology - 2.50%
Safran SA ADR	1,416	25		Amgen Inc	2,959	365
				BIND Therapeutics Inc (a)	1,240	15
		$1,421		Biogen Idec Inc (a)	353	108
Agriculture - 0.34%				Celgene Corp (a)	1,338	187
Altria Group Inc	1,799	67		CSL Ltd ADR	1,053	34
British American Tobacco PLC ADR	611	68		Epizyme Inc (a)	410	9
Lorillard Inc	716	39		Exact Sciences Corp (a)	975	14
		$174		Genocea Biosciences Inc (a)	665	12
				Gilead Sciences Inc (a)	6,880	487
Airlines - 0.05%				Intercept Pharmaceuticals Inc (a)	40	13
Ryanair Holdings PLC ADR(a)	415	24		NPS Pharmaceuticals Inc (a)	559	17
				Sunesis Pharmaceuticals Inc (a)	1,950	13
Apparel - 0.83%				Ultragenyx Pharmaceutical Inc (a)	203	10
Deckers Outdoor Corp (a)	437	35		Versartis Inc (a)	291	9
G-III Apparel Group Ltd (a)	700	50				$1,293

Hanesbrands Inc	4,520	346		Chemicals - 0.91%
		$431		Dow Chemical Co/The	1,961	95
Automobile Manufacturers - 0.35%				LyondellBasell Industries NV	3,427	305
Daimler AG ADR	385	36		Methanex Corp	252	16
Fuji Heavy Industries Ltd ADR	399	22		OM Group Inc	1,600	53
Oshkosh Corp	1,561	92				$469

Toyota Motor Corp ADR	275	31		Commercial Services - 2.48%
		$181		ABM Industries Inc	2,720	78
Automobile Parts & Equipment - 1.32%				Apollo Education Group Inc (a)	2,327	80
Continental AG ADR	560	27		Booz Allen Hamilton Holding Corp	3,153	69
Johnson Controls Inc	3,206	152		CoreLogic Inc/United States (a)	1,787	54
Lear Corp	3,628	304		Huron Consulting Group Inc (a)	950	60
Tower International Inc (a)	1,960	53		Korn/Ferry International (a)	2,650	79
Valeo SA ADR	298	21		Live Nation Entertainment Inc (a)	2,740	60
Visteon Corp (a)	880	78		Manpowergroup Inc	3,373	266
WABCO Holdings Inc (a)	428	45		MasterCard Inc	4,757	355
		$680		PAREXEL International Corp (a)	880	48
				Quanta Services Inc (a)	1,256	46
Banks - 6.14%				RPX Corp (a)	2,534	41
Australia & New Zealand Banking Group Ltd	1,218	37		Western Union Co/The	2,588	42
ADR						$1,278
BankUnited Inc	2,110	73
BNP Paribas SA ADR	534	21		Computers - 4.62%
DBS Group Holdings Ltd ADR	541	28		Apple Inc	1,851	994
Fifth Third Bancorp	17,979	413		Brocade Communications Systems Inc (a)	8,718	92
First Interstate Bancsystem Inc	2,510	71		CACI International Inc (a)	410	30
Goldman Sachs Group Inc/The	2,180	357		DST Systems Inc	2,155	204
ICICI Bank Ltd ADR	930	41		Hewlett-Packard Co	2,965	96
JP Morgan Chase & Co	6,086	369		Manhattan Associates Inc (a)	7,266	255
KeyCorp	13,874	198		Netscout Systems Inc (a)	1,080	41
Lloyds Banking Group PLC ADR(a)	5,251	27		Nimble Storage Inc (a)	540	20
Mitsubishi UFJ Financial Group Inc ADR	3,357	19		SanDisk Corp	3,170	257
National Australia Bank Ltd ADR	1,362	22		Western Digital Corp	4,297	395
Nordea Bank AB ADR	2,646	37				$2,384
PNC Financial Services Group Inc/The	202	18
PrivateBancorp Inc	2,420	74		Consumer Products - 0.52%
Regions Financial Corp	29,256	325		Avery Dennison Corp	5,261	267
Royal Bank of Canada	368	24
Sumitomo Mitsui Financial Group Inc ADR	3,500	30		Cosmetics & Personal Care - 0.03%
Sumitomo Mitsui Trust Holdings Inc ADR	5,191	23		Procter & Gamble Co/The	197	16
SVB Financial Group (a)	509	65
Svenska Handelsbanken AB ADR	830	21
Swedbank AB ADR	783	21		Diversified Financial Services - 2.53%
Toronto-Dominion Bank/The	716	34		Ameriprise Financial Inc	1,769	195
				Daiwa Securities Group Inc ADR	2,497	22

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Insurance - 2.96%
Discover Financial Services	7,026	$409		Allianz SE ADR	1,749	$30
Evercore Partners Inc - Class A	940	52		Allstate Corp/The	4,351	246
Medley Capital Corp	2,810	38		Hannover Rueck SE ADR	594	26
ORIX Corp ADR	360	25		Hartford Financial Services Group Inc/The	7,876	278
Santander Consumer USA Holdings Inc (a)	7,786	187		Horace Mann Educators Corp	2,670	77
Waddell & Reed Financial Inc	5,135	378		Lincoln National Corp	6,985	354
		$1,306		Protective Life Corp	1,304	69
				Prudential Financial Inc	1,436	122
Electric - 0.91%				Prudential PLC ADR	548	23
Avista Corp	821	25		Sampo ADR	1,361	35
DTE Energy Co	1,079	80		StanCorp Financial Group Inc	4,040	270
Edison International	1,443	82				$1,530
Great Plains Energy Inc	1,180	32
Public Service Enterprise Group Inc	6,641	253		Internet - 3.05%
		$472		Barracuda Networks Inc (a)	1,213	41
				CDW Corp/DE	2,260	62
Electrical Components & Equipment - 0.49%				Facebook Inc (a)	5,240	316
Emerson Electric Co	1,211	81		Google Inc (a)	523	583
Energizer Holdings Inc	663	67		Mavenir Systems Inc (a)	1,590	28
EnerSys Inc	980	68		priceline.com Inc (a)	262	312
Hitachi Ltd ADR	492	36		SouFun Holdings Ltd ADR	321	22
		$252		Splunk Inc (a)	2,017	144
Electronics - 1.10%				Tencent Holdings Ltd ADR	457	32
Honeywell International Inc	5,250	487		Vipshop Holdings Ltd ADR(a)	231	35
TE Connectivity Ltd	1,375	83				$1,575
		$570		Lodging - 0.59%
Energy - Alternate Sources - 0.14%				Galaxy Entertainment Group Ltd ADR(a)	274	24
Pattern Energy Group Inc	2,720	74		Las Vegas Sands Corp	923	75
				MGM Resorts International (a)	7,887	204
						$303
Engineering & Construction - 0.18%
AECOM Technology Corp (a)	2,049	66		Machinery - Construction & Mining - 0.04%
Vinci SA ADR	1,555	29		Mitsubishi Electric Corp ADR	930	21
		$95

Entertainment - 0.03%				Machinery - Diversified - 0.39%
OPAP SA ADR	1,748	14		Albany International Corp	1,260	45
				DXP Enterprises Inc (a)	640	61
				Rockwell Automation Inc	748	93
Food - 1.55%						$199
Kroger Co/The	10,002	436
Nestle SA ADR	305	23		Media - 1.59%
Sprouts Farmers Market Inc (a)	750	27		Comcast Corp - Class A	11,736	587
Tyson Foods Inc	7,156	315		Cumulus Media Inc (a)	9,499	66
		$801		Graham Holdings Co	79	55
				ITV PLC ADR	778	25
Forest Products & Paper - 0.19%				Viacom Inc	1,046	89
International Paper Co	1,200	55				$822
Svenska Cellulosa AB SCA ADR	1,421	42
		$97		Metal Fabrication & Hardware - 0.16%
				Mueller Water Products Inc - Class A	3,250	31
Gas - 0.08%				Worthington Industries Inc	1,340	51
Vectren Corp	1,043	41				$82

				Mining - 0.03%
Healthcare - Products - 0.49%				Goldcorp Inc	610	15
St Jude Medical Inc	3,494	229
STAAR Surgical Co (a)	1,230	23
		$252		Miscellaneous Manufacturing - 0.47%
				Crane Co	1,080	77
Healthcare - Services - 1.07%				General Electric Co	6,413	166
Aetna Inc	2,898	217				$243
Centene Corp (a)	530	33
Envision Healthcare Holdings Inc (a)	1,580	53		Oil & Gas - 5.05%
HCA Holdings Inc (a)	983	52		BP PLC ADR	701	34
HealthSouth Corp	3,104	111		Canadian Natural Resources Ltd	877	34
ICON PLC (a)	222	11		Carrizo Oil & Gas Inc (a)	1,390	74
WellPoint Inc	772	77		Chevron Corp	374	44
		$554		Cimarex Energy Co	2,417	288
				ConocoPhillips	8,793	619
Home Furnishings - 0.11%				EOG Resources Inc	1,954	383
Whirlpool Corp	368	55		EPL Oil & Gas Inc (a)	1,420	55
				Exxon Mobil Corp	2,100	205

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Savings & Loans - 0.06%
Marathon Petroleum Corp	2,424	$211		Oritani Financial Corp	2,046	$32
Patterson-UTI Energy Inc	7,533	239
Phillips 66	844	65
SM Energy Co	526	38		Semiconductors - 0.38%
				ARM Holdings PLC ADR	220	11
Suncor Energy Inc	809	28		Entegris Inc (a)	3,900	47
Valero Energy Corp	4,409	234
Whiting Petroleum Corp (a)	825	57		Intel Corp	3,453	89
				Marvell Technology Group Ltd	3,171	50
		$2,608		Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—
Oil & Gas Services - 0.05%						$197

Superior Energy Services Inc	799	25		Software - 3.09%
				2U Inc (a)	2,012	27
Packaging & Containers - 0.23%				Activision Blizzard Inc	13,757	281
Packaging Corp of America	1,713	120		Acxiom Corp (a)	2,160	74
				Amber Road Inc (a)	1,682	26
				Aspen Technology Inc (a)	1,540	65
Pharmaceuticals - 5.17%				Broadridge Financial Solutions Inc	1,845	69
AbbVie Inc	11,059	568
Array BioPharma Inc (a)	2,870	13		CA Inc	2,824	87
				Electronic Arts Inc (a)	1,319	38
Bayer AG ADR	230	31		MedAssets Inc (a)	1,450	36
Cardinal Health Inc	6,194	433
Grifols SA ADR	649	27		Microsoft Corp	17,066	700
				Oracle Corp	868	36
Herbalife Ltd	437	25		PTC Inc (a)	1,743	62
Johnson & Johnson	2,382	234		Workday Inc (a)	1,031	94
Keryx Biopharmaceuticals Inc (a)	800	14
McKesson Corp	3,196	564				$1,595
Nektar Therapeutics (a)	1,030	12		Telecommunications - 1.50%
Novartis AG ADR	349	30		Aerohive Networks Inc (a)	2,659	28
Novo Nordisk A/S ADR	1,185	54		Amdocs Ltd	1,059	49
Omnicare Inc	999	60		ARRIS Group Inc (a)	2,700	76
Pfizer Inc	12,533	403		AT&T Inc	755	26
Prestige Brands Holdings Inc (a)	2,240	61		BT Group PLC ADR	638	41
Relypsa Inc (a)	580	17		Hellenic Telecommunications Organization	2,950	25
Revance Therapeutics Inc (a)	350	11		SA ADR(a)
Roche Holding AG ADR	1,526	58		KDDI Corp ADR	3,201	46
Shire PLC ADR	349	52		Nippon Telegraph & Telephone Corp ADR	1,323	36
		$2,667		Plantronics Inc	870	39
				SoftBank Corp ADR	939	36
Publicly Traded Investment Fund - 0.06%				Verizon Communications Inc	7,793	371
iShares Russell 1000 Growth ETF	350	30				$773

Real Estate - 0.17%				Textiles - 0.04%
Brookfield Asset Management Inc	1,679	69		G&K Services Inc	360	22
Mitsubishi Estate Co Ltd ADR	762	18
		$87		Transportation - 0.97%
				Canadian National Railway Co	972	55
REITS - 0.53%				Canadian Pacific Railway Ltd	315	47
BRE Properties Inc	520	33		Deutsche Post AG ADR	621	23
Extra Space Storage Inc	1,741	84		Gulfmark Offshore Inc	1,000	45
RLJ Lodging Trust	3,070	82		Navigator Holdings Ltd (a)	1,210	31
Weingarten Realty Investors	2,520	76		Norfolk Southern Corp	3,073	299
		$275				$500
Retail - 4.21%				TOTAL COMMON STOCKS		$32,854
Ascena Retail Group Inc (a)	2,261	39		INVESTMENT COMPANIES - 2.08%	Shares Held	Value(000	's)
Best Buy Co Inc	1,730	46
Brinker International Inc	1,036	54		Publicly Traded Investment Fund - 2.08%
Cie Financiere Richemont SA ADR	2,143	20		BlackRock Liquidity Funds FedFund Portfolio	1,072,446	1,072
CVS Caremark Corp	3,123	234
GameStop Corp	867	36		TOTAL INVESTMENT COMPANIES		$1,072
Haverty Furniture Cos Inc	2,040	61			Principal
Home Depot Inc/The	4,671	370		BONDS- 20.33%	Amount (000's)	Value(000	's)
Lowe's Cos Inc	3,932	192		Advertising - 0.02%
Macy's Inc	1,742	103		Interpublic Group of Cos Inc/The
Office Depot Inc (a)	12,161	50		4.00%, 03/15/2022	$5	$5
Red Robin Gourmet Burgers Inc (a)	777	56		6.25%, 11/15/2014	5	5
Rite Aid Corp (a)	47,788	300
						$10
Stein Mart Inc	2,528	35
Wal-Mart Stores Inc	4,075	311		Aerospace & Defense - 0.10%
Wendy's Co/The	29,034	265		Air 2 US
		$2,172		8.03%, 10/01/2020(c),(d)	28	30

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Aerospace & Defense (continued)				Automobile Parts & Equipment - 0.01%
Rockwell Collins Inc				Dana Holding Corp
0.58%, 12/15/2016(e)	$20	$20		6.00%, 09/15/2023	$5	$5
		$50

Agriculture - 0.18%				Banks- 2.46%
Altria Group Inc				Abbey National Treasury Services
2.85%, 08/09/2022	5	5		PLC/Stamford CT
4.00%, 01/31/2024	5	5		4.00%, 03/13/2024	25	25
5.38%, 01/31/2044	30	31		Ally Financial Inc
Philip Morris International Inc				8.00%, 03/15/2020	10	12
4.13%, 03/04/2043	10	9		Associated Banc-Corp
6.38%, 05/16/2038	25	31		5.13%, 03/28/2016	65	70
Pinnacle Operating Corp				Bank of America Corp
9.00%, 11/15/2020(d)	10	11		1.28%, 01/15/2019(e)	50	51
		$92		2.00%, 01/11/2018	50	50
				4.00%, 04/01/2024(f)	45	45
Airlines - 0.07%				4.10%, 07/24/2023	25	25
United Airlines 2014-1 Class A Pass Through				4.13%, 01/22/2024	30	30
Trust				4.88%, 04/01/2044(f)	10	10
4.00%, 04/11/2026(f)	15	15		Bank of New York Mellon Corp/The
United Airlines 2014-1 Class B Pass Through				4.50%, 12/29/2049(e)	10	9
Trust				CIT Group Inc
4.75%, 04/11/2022(c),(f)	10	10		3.88%, 02/19/2019	35	35
US Airways 2001-1G Pass Through Trust				5.50%, 02/15/2019(d)	25	27
7.08%, 09/20/2022(c)	2	2		Citigroup Inc
US Airways 2013-1 Class A Pass Through				4.05%, 07/30/2022	45	45
Trust				5.50%, 09/13/2025	40	43
3.95%, 11/15/2025(c)	10	10		City National Corp/CA
		$37		5.25%, 09/15/2020	35	39
Automobile Asset Backed Securities - 0.72%				Goldman Sachs Group Inc/The
AmeriCredit Automobile Receivables Trust				5.38%, 03/15/2020	15	17
2012-3				6.00%, 06/15/2020	15	17
0.71%, 12/08/2015(e)	3	3		6.75%, 10/01/2037	20	23
Santander Drive Auto Receivables Trust 2013-1				HBOS Capital Funding LP
				6.07%, 06/29/2049(d),(e)	5	5

0.48%, 02/16/2016	20	20		JP Morgan Chase & Co
Volkswagen Auto Lease Trust 2014-A				1.63%, 05/15/2018	100	98
0.52%, 10/20/2016(e)	100	100		3.20%, 01/25/2023	65	63
				6.13%, 12/29/2049(e)	20	20
Volkswagen Auto Loan Enhanced Trust 2013-2
				M&T Bank Corp
				6.45%, 12/29/2049(e)	35	36
0.67%, 07/20/2016	250	250
		$373		Morgan Stanley
				1.75%, 02/25/2016	15	15
Automobile Floor Plan Asset Backed Securities - 0.46%				3.75%, 02/25/2023	20	20
GE Dealer Floorplan Master Note Trust				4.10%, 05/22/2023	20	20
0.76%, 07/20/2016(e)	200	200		4.88%, 11/01/2022	35	37
Nissan Master Owner Trust Receivables				5.00%, 11/24/2025	30	31
0.62%, 05/15/2017(e)	40	40		5.50%, 07/24/2020	100	113
		$240		6.38%, 07/24/2042	20	24
				RBS Capital Trust III
Automobile Manufacturers - 0.42%				5.51%, 09/29/2049	10	10
Ford Motor Co				Royal Bank of Scotland Group PLC
4.75%, 01/15/2043	20	19		6.13%, 12/15/2022	5	5
7.40%, 11/01/2046	15	20		Skandinaviska Enskilda Banken AB
General Motors Co				2.38%, 03/25/2019(d)	200	200
3.50%, 10/02/2018(d)	35	36
6.25%, 10/02/2043(d)	15	16				$1,270
Hyundai Capital America				Beverages - 0.25%
2.55%, 02/06/2019(d)	25	25		Anheuser-Busch InBev Worldwide Inc
Navistar International Corp				1.38%, 07/15/2017	15	15
8.25%, 11/01/2021	5	5		2.50%, 07/15/2022	30	28
Nissan Motor Acceptance Corp				7.75%, 01/15/2019	5	6
0.79%, 03/03/2017(d),(e)	30	30		Coca-Cola Co/The
Toyota Motor Credit Corp				1.15%, 04/01/2018	35	34
0.63%, 01/17/2019(e)	25	25		Constellation Brands Inc
2.00%, 10/24/2018	15	15		3.75%, 05/01/2021	5	5
2.10%, 01/17/2019	25	25		4.25%, 05/01/2023	5	5
		$216		Corp Lindley SA
				6.75%, 11/23/2021(d)	15	16

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Beverages (continued)				Computers (continued)
Corp Lindley SA (continued)				Seagate HDD Cayman (continued)
6.75%, 11/23/2021	$20	$22		6.88%, 05/01/2020	$30	$32
		$131				$176

Biotechnology - 0.33%				Consumer Products - 0.06%
Amgen Inc				Reynolds Group Issuer Inc / Reynolds Group
5.15%, 11/15/2041	10	10		Issuer LLC / Reynolds Group Issuer
Celgene Corp				(Luxembourg) S.A.
1.90%, 08/15/2017	20	20		5.75%, 10/15/2020	30	32
3.25%, 08/15/2022	10	10
4.00%, 08/15/2023	30	30
5.25%, 08/15/2043	10	11		Diversified Financial Services - 0.45%
Genzyme Corp				Aircastle Ltd
				4.63%, 12/15/2018	5	5
5.00%, 06/15/2020	15	17		5.13%, 03/15/2021	10	10
Gilead Sciences Inc
3.05%, 12/01/2016	10	11		7.63%, 04/15/2020	5	6
3.70%, 04/01/2024	30	30		9.75%, 08/01/2018	15	16
				American Honda Finance Corp
4.80%, 04/01/2044	30	31		1.13%, 10/07/2016	40	40
		$170		Credit Acceptance Corp
Building Materials - 0.16%				6.13%, 02/15/2021(d)	15	16
CRH America Inc				Denali Borrower LLC / Denali Finance Corp
6.00%, 09/30/2016	15	17		5.63%, 10/15/2020(d)	15	15
8.13%, 07/15/2018	45	55		General Electric Capital Corp
Norbord Inc				3.10%, 01/09/2023	25	25
5.38%, 12/01/2020(d)	5	5		5.25%, 06/29/2049(e)	20	19
Owens Corning				General Motors Financial Co Inc
4.20%, 12/15/2022	5	5		3.25%, 05/15/2018	10	10
		$82		Icahn Enterprises LP / Icahn Enterprises
				Finance Corp
Chemicals - 0.19%				3.50%, 03/15/2017(d)	10	10
CF Industries Inc				6.00%, 08/01/2020(d)	25	27
4.95%, 06/01/2043	5	5		International Lease Finance Corp
5.15%, 03/15/2034	20	21		6.25%, 05/15/2019	5	6
Dow Chemical Co/The				8.62%, 09/15/2015(e)	5	6
4.38%, 11/15/2042	10	9		MPH Intermediate Holding Co 2
Eagle Spinco Inc				8.38%, PIK 9.13%, 08/01/2018(d),(g)	5	5
4.63%, 02/15/2021(d)	5	5		National Rural Utilities Cooperative Finance
LYB International Finance BV				Corp
4.88%, 03/15/2044	20	20		4.75%, 04/30/2043(e)	10	9
Mosaic Co/The				SquareTwo Financial Corp
5.45%, 11/15/2033	15	16		11.63%, 04/01/2017	5	5
NOVA Chemicals Corp						$230
5.25%, 08/01/2023(d)	5	5
Taminco Global Chemical Corp				Electric - 0.80%
9.75%, 03/31/2020(d)	15	17		Alabama Power Co
		$98		3.85%, 12/01/2042	10	9
				CMS Energy Corp
Commercial Services - 0.15%				4.70%, 03/31/2043	5	5
ERAC USA Finance LLC				Commonwealth Edison Co
2.75%, 03/15/2017(d)	10	10		3.80%, 10/01/2042	5	5
MasterCard Inc				4.60%, 08/15/2043	10	10
3.38%, 04/01/2024	65	65		DTE Energy Co
		$75		6.38%, 04/15/2033	15	18
Computers - 0.34%				Duke Energy Carolinas LLC
Affiliated Computer Services Inc				4.00%, 09/30/2042	10	9
5.20%, 06/01/2015	35	37		Duke Energy Progress Inc
Apple Inc				4.38%, 03/30/2044	5	5
3.85%, 05/04/2043	10	9		Dynegy Inc
				5.88%, 06/01/2023(d)	10	10
Hewlett-Packard Co
3.00%, 09/15/2016	5	5		Edison International
4.30%, 06/01/2021	20	21		3.75%, 09/15/2017	10	11
iGate Corp				Electricite de France
				2.15%, 01/22/2019(d)	5	5
9.00%, 05/01/2016	35	37
NCR Corp				Elwood Energy LLC
4.63%, 02/15/2021	10	10		8.16%, 07/05/2026	17	18
5.88%, 12/15/2021(d)	5	5		Energy Future Intermediate Holding Co LLC /
Seagate HDD Cayman				EFIH Finance Inc
4.75%, 06/01/2023(d)	20	20		12.25%, 03/01/2022(d),(e)	15	18
				FirstEnergy Corp
				7.38%, 11/15/2031	15	17

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Environmental Control (continued)
Florida Power & Light Co				Republic Services Inc
4.05%, 06/01/2042	$20	$19		3.80%, 05/15/2018	$25	$27
4.13%, 02/01/2042	5	5				$32
Miran Mid-Atlantic Series C Pass Through
Trust				Food- 0.21%
10.06%, 12/30/2028	24	27		Ingles Markets Inc
Northern States Power Co/MN				5.75%, 06/15/2023	5	5
3.40%, 08/15/2042	5	4		Kraft Foods Group Inc
NRG Energy Inc				6.13%, 08/23/2018	25	29
8.25%, 09/01/2020	10	11		6.50%, 02/09/2040	10	13
Oncor Electric Delivery Co LLC				Kroger Co/The
5.25%, 09/30/2040	5	5		5.15%, 08/01/2043	5	5
Pacific Gas & Electric Co				Mondelez International Inc
4.45%, 04/15/2042	5	5		4.00%, 02/01/2024	10	10
5.13%, 11/15/2043	15	16		6.50%, 11/01/2031	5	6
PacifiCorp				Smithfield Foods Inc
				5.88%, 08/01/2021(d)	5	5
3.85%, 06/15/2021	10	11		Wm Wrigley Jr Co
PPL Electric Utilities Corp				2.40%, 10/21/2018 (d)	10	10
3.00%, 09/15/2021	5	5		3.38%, 10/21/2020(d)	25	25
4.75%, 07/15/2043	5	5
PPL WEM Holdings Ltd						$108
3.90%, 05/01/2016(d)	25	26		Forest Products & Paper - 0.07%
5.38%, 05/01/2021(d)	5	6		Domtar Corp
Public Service Co of Colorado				6.25%, 09/01/2042	20	21
4.30%, 03/15/2044	5	5		6.75%, 02/15/2044	5	6
4.75%, 08/15/2041	10	11		Resolute Forest Products Inc
Public Service Electric & Gas Co				5.88%, 05/15/2023(d)	5	5
2.30%, 09/15/2018	20	20		Sappi Papier Holding GmbH
3.65%, 09/01/2042	5	5		7.50%, 06/15/2032(d)	5	4
Puget Energy Inc						$36
5.63%, 07/15/2022	5	6
6.00%, 09/01/2021	25	29		Healthcare - Products - 0.05%
San Diego Gas & Electric Co				Medtronic Inc
4.30%, 04/01/2042	5	5		4.63%, 03/15/2044	10	10
Southern California Edison Co				Universal Hospital Services Inc
4.05%, 03/15/2042	15	14		7.63%, 08/15/2020	15	16
Virginia Electric and Power Co						$26
4.00%, 01/15/2043	5	5		Healthcare - Services - 0.22%
4.45%, 02/15/2044	15	15		Centene Corp
4.65%, 08/15/2043	15	15		5.75%, 06/01/2017	24	26
		$415		Fresenius Medical Care US Finance II Inc
Electronics - 0.03%				5.88%, 01/31/2022(d)	5	5
Viasystems Inc				HCA Inc
7.88%, 05/01/2019(d)	15	16		4.75%, 05/01/2023	5	5
				5.88%, 03/15/2022	5	6
				7.25%, 09/15/2020	25	27
Entertainment - 0.16%				MPH Acquisition Holdings LLC
CCM Merger Inc				6.63%, 04/01/2022(d)	5	5
9.13%, 05/01/2019(d)	20	21
				Ventas Realty LP
Cinemark USA Inc				1.55%, 09/26/2016	15	15
4.88%, 06/01/2023	5	5		WellCare Health Plans Inc
DreamWorks Animation SKG Inc				5.75%, 11/15/2020	25	26
6.88%, 08/15/2020(d)	5	6
Peninsula Gaming LLC / Peninsula Gaming						$115
Corp				Holding Companies - Diversified - 0.01%
8.38%, 02/15/2018(d)	5	5		Nielsen Co Luxembourg SARL/The
Regal Entertainment Group				5.50%, 10/01/2021(d)	5	5
5.75%, 03/15/2022	5	5
5.75%, 02/01/2025	15	15		Home Builders - 0.11%
WMG Acquisition Corp				Ashton Woods USA LLC / Ashton Woods
5.63%, 04/15/2022(d),(f)	5	5
6.00%, 01/15/2021(d)	13	14		Finance Co
				6.88%, 02/15/2021(d)	10	10
6.75%, 04/15/2022(d),(f)	5	5
				Lennar Corp
		$81		4.13%, 12/01/2018	5	5
Environmental Control - 0.06%				4.75%, 11/15/2022(e)	15	15
Darling International Inc				MDC Holdings Inc
5.38%, 01/15/2022(d)	5	5		6.00%, 01/15/2043	15	13
				WCI Communities Inc
				6.88%, 08/15/2021(d)	10	10

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Home Builders (continued)				Media- 0.94%
Woodside Homes Co LLC / Woodside Homes				21st Century Fox America Inc
Finance Inc				5.40%, 10/01/2043	$15	$16
6.75%, 12/15/2021(d)	$5	$5		Cablevision Systems Corp
		$58		8.00%, 04/15/2020	5	6
				CBS Corp
Home Equity Asset Backed Securities - 0.04%				4.85%, 07/01/2042	5	5
Specialty Underwriting & Residential Finance				5.75%, 04/15/2020	15	17
Trust Series 2004-BC1				Comcast Corp
0.92%, 02/25/2035(e)	21	20
				4.75%, 03/01/2044	25	25
				5.65%, 06/15/2035	5	6
Insurance - 1.18%				6.40%, 05/15/2038	5	6
American International Group Inc				Cumulus Media Holdings Inc
3.38%, 08/15/2020	30	30		7.75%, 05/01/2019	15	16
3.80%, 03/22/2017	25	27		DIRECTV Holdings LLC / DIRECTV
4.88%, 09/15/2016	15	16		Financing Co Inc
5.45%, 05/18/2017	20	22		4.45%, 04/01/2024	20	20
6.40%, 12/15/2020	25	30		5.00%, 03/01/2021	15	16
AXIS Specialty Finance PLC				5.15%, 03/15/2042	5	5
5.15%, 04/01/2045	35	35		6.00%, 08/15/2040	5	5
Five Corners Funding Trust				DISH DBS Corp
4.42%, 11/15/2023(d)	200	205		4.25%, 04/01/2018	5	5
ING US Inc				5.88%, 07/15/2022	20	21
2.90%, 02/15/2018	75	77		6.75%, 06/01/2021	10	11
5.50%, 07/15/2022	15	17		7.88%, 09/01/2019	10	12
5.65%, 05/15/2053(e)	55	55		Grupo Televisa SAB
Liberty Mutual Group Inc				6.63%, 01/15/2040	25	29
5.00%, 06/01/2021(d)	15	16		NBCUniversal Media LLC
7.00%, 03/15/2037(d),(e)	15	16		2.88%, 01/15/2023	5	5
7.80%, 03/07/2087(d)	20	22		4.45%, 01/15/2043	5	5
MetLife Inc				5.15%, 04/30/2020	30	34
4.13%, 08/13/2042	15	14		6.40%, 04/30/2040	10	12
4.88%, 11/13/2043	20	21		Nielsen Finance LLC / Nielsen Finance Co
XL Group PLC				5.00%, 04/15/2022(d),(f)	5	5
6.50%, 12/31/2049(e)	5	5		RCN Telecom Services LLC / RCN Capital
		$608		Corp
				8.50%, 08/15/2020(d)	5	5
Internet - 0.05%				Time Warner Cable Inc
Equinix Inc				4.13%, 02/15/2021	30	31
4.88%, 04/01/2020	5	5		5.88%, 11/15/2040	10	11
5.38%, 04/01/2023	5	5		6.55%, 05/01/2037	30	35
Zayo Group LLC / Zayo Capital Inc				6.75%, 07/01/2018	5	6
8.13%, 01/01/2020	5	5		6.75%, 06/15/2039	5	6
10.13%, 07/01/2020	10	12		Time Warner Inc
		$27		6.25%, 03/29/2041	30	35
Iron & Steel - 0.21%				7.63%, 04/15/2031	5	7
ArcelorMittal				Univision Communications Inc
				8.50%, 05/15/2021(d)	10	11
7.50%, 10/15/2039	35	36
BlueScope Steel Finance Ltd/BlueScope Steel				Viacom Inc
Finance USA LLC				4.38%, 03/15/2043	29	26
7.13%, 05/01/2018(d)	5	5		5.25%, 04/01/2044	5	5
Glencore Funding LLC				WideOpenWest Finance LLC /
1.70%, 05/27/2016(d)	35	35		WideOpenWest Capital Corp
Vale Overseas Ltd				13.38%, 10/15/2019	20	24
4.38%, 01/11/2022	35	35				$484
		$111		Mining - 0.31%
Lodging - 0.10%				Barrick Gold Corp
Caesars Entertainment Operating Co Inc				3.85%, 04/01/2022	10	10
11.25%, 06/01/2017	15	14		BHP Billiton Finance USA Ltd
MGM Resorts International				2.05%, 09/30/2018	30	30
6.63%, 12/15/2021	5	6		FMG Resources August 2006 Pty Ltd
				8.25%, 11/01/2019(d)	15	16
10.00%, 11/01/2016	5	6
Wyndham Worldwide Corp				Freeport-McMoRan Copper & Gold Inc
2.50%, 03/01/2018	25	25		3.10%, 03/15/2020	45	44
		$51		5.45%, 03/15/2043	5	5
				Newmont Mining Corp
Machinery - Construction & Mining - 0.01%				4.88%, 03/15/2042	15	12
Vander Intermediate Holding II Corp				Teck Resources Ltd
9.75%, PIK 10.50%, 02/01/2019(d),(g)	5	5		3.75%, 02/01/2023	10	9
				5.20%, 03/01/2042	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mining (continued)				Mortgage Backed Securities (continued)
Volcan Cia Minera SAA				LB-UBS Commercial Mortgage Trust 2005-
5.38%, 02/02/2022(d)	$2	$2		C7
Xstrata Finance Canada Ltd				5.32%, 11/15/2040	$45	$47
2.05%, 10/23/2015(d),(e)	15	15		LB-UBS Commercial Mortgage Trust 2007-
2.70%, 10/25/2017(d),(e)	10	10		C2
		$158		5.43%, 02/15/2040	8	9
				Morgan Stanley Capital I Trust 2007-HQ12
Miscellaneous Manufacturing - 0.33%				5.58%, 04/12/2049(e)	25	27
Eaton Corp				5.58%, 04/12/2049(e)	51	52
2.75%, 11/02/2022	45	43		RBSCF Trust 2009-RR1
General Electric Co				5.76%, 09/17/2039(d),(e)	32	32
4.13%, 10/09/2042	5	5		UBS Commercial Mortgage Trust 2012-C1
4.50%, 03/11/2044	30	30		3.40%, 05/10/2045(e)	55	55
Ingersoll-Rand Global Holding Co Ltd				UBS-Barclays Commercial Mortgage Trust
2.88%, 01/15/2019(d)	10	10
				2013-C5
Textron Inc				3.18%, 03/10/2046(e)	15	15
6.20%, 03/15/2015	10	10		Wachovia Bank Commercial Mortgage Trust
Tyco Electronics Group SA				Series 2007-C34
1.60%, 02/03/2015	15	15		5.68%, 05/15/2046(e)	110	122
2.38%, 12/17/2018	20	20				$1,042
3.50%, 02/03/2022	35	35
		$168		Office & Business Equipment - 0.02%
				Xerox Corp
Mortgage Backed Securities - 2.02%				2.95%, 03/15/2017	5	5
Banc of America Commercial Mortgage Trust				6.75%, 02/01/2017	5	6
2006-3						$11
5.89%, 07/10/2044	15	16
BCRR Trust 2009-1				Oil & Gas - 1.63%
5.86%, 07/17/2040(d)	25	28		Anadarko Petroleum Corp
CD 2006-CD3 Mortgage Trust				5.95%, 09/15/2016	30	33
5.62%, 10/15/2048	35	38		Antero Resources Finance Corp
COMM 2013-CCRE6 Mortgage Trust				5.38%, 11/01/2021(d)	5	5
3.10%, 03/10/2046(e)	10	10		BP Capital Markets PLC
Credit Suisse First Boston Mortgage Securities				2.24%, 09/26/2018	15	15
Corp				Canadian Natural Resources Ltd
0.76%, 11/15/2037(d),(e)	863	3		3.80%, 04/15/2024	10	10
4.77%, 07/15/2037	20	21		Carrizo Oil & Gas Inc
CSMC Series 2009-RR3				8.63%, 10/15/2018	35	38
5.34%, 12/15/2043(d),(e)	25	27		Chaparral Energy Inc
Fannie Mae				7.63%, 11/15/2022	5	5
5.85%, 06/25/2018(e)	87	6		Chesapeake Energy Corp
Fannie Mae Interest Strip				5.75%, 03/15/2023	5	5
4.50%, 10/01/2035(e)	539	41		6.13%, 02/15/2021	5	5
Fannie Mae REMICS				Concho Resources Inc
4.00%, 02/25/2029(e)	127	19		7.00%, 01/15/2021	5	6
6.60%, 03/25/2021(e)	162	20		ConocoPhillips
6.60%, 11/25/2036(e)	39	6		5.75%, 02/01/2019	15	18
FHLMC Multifamily Structured Pass Through				Continental Resources Inc/OK
Certificates				4.50%, 04/15/2023	15	16
2.22%, 12/25/2018(e)	30	30		5.00%, 09/15/2022	5	5
2.70%, 05/25/2018	75	78		Devon Energy Corp
Freddie Mac				2.25%, 12/15/2018	40	40
3.50%, 02/15/2025(e)	413	40		Ecopetrol SA
Freddie Mac REMICS				5.88%, 09/18/2023	75	82
0.75%, 08/15/2018(e)	12	12		Encana Corp
1.25%, 09/15/2033	91	91		5.15%, 11/15/2041	10	10
GE Commercial Mortgage Corp Series 2007-				EP Energy LLC / EP Energy Finance Inc
C1 Trust				9.38%, 05/01/2020	30	35
5.61%, 12/10/2049(e)	100	103		Gazprom OAO Via Gaz Capital SA
GS Mortgage Securities Trust 2013-GCJ12				8.63%, 04/28/2034	15	17
3.78%, 06/10/2046(e)	25	24		Halcon Resources Corp
JP Morgan Chase Commercial Mortgage				8.88%, 05/15/2021	10	10
Securities Trust 2004-LN2				9.25%, 02/15/2022(d)	5	5
5.12%, 07/15/2041	17	17		9.75%, 07/15/2020(d)	5	5
JP Morgan Chase Commercial Mortgage				Kerr-McGee Corp
Securities Trust 2005-LDP3				6.95%, 07/01/2024	5	6
5.00%, 08/15/2042(e)	25	26		7.88%, 09/15/2031	15	20
JP Morgan Chase Commercial Mortgage				Kodiak Oil & Gas Corp
Securities Trust 2006-CIBC17				5.50%, 01/15/2021	5	5
5.43%, 12/12/2043	25	27		8.13%, 12/01/2019	15	17

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Linn Energy LLC / Linn Energy Finance				JP Morgan Mortgage Acquisition Trust 2007-
Corp				CH3
7.25%, 11/01/2019(d),(e)	$5	$5		0.30%, 03/25/2037(e)	$61	$58
Nabors Industries Inc				MSDWCC Heloc Trust 2005-1
2.35%, 09/15/2016(d)	10	10		0.53%, 07/25/2017(e)	6	6
Northern Blizzard Resources Inc						$383
7.25%, 02/01/2022(d)	10	10
Oasis Petroleum Inc				Packaging & Containers - 0.15%
6.50%, 11/01/2021	10	11		Beverage Packaging Holdings Luxembourg II
Ocean Rig UDW Inc				SA / Beverage Packaging Holdings II
7.25%, 04/01/2019(d)	10	10		5.63%, 12/15/2016(d)	5	5
PDC Energy Inc				Crown Cork & Seal Co Inc
7.75%, 10/15/2022	10	11		7.38%, 12/15/2026	8	9
Petrobras Global Finance BV				Exopack Holding Corp
				10.00%, 06/01/2018(d)	5	5
3.25%, 03/17/2017	25	25
Petrobras International Finance Co				Packaging Corp of America
5.38%, 01/27/2021	60	61		4.50%, 11/01/2023	20	21
Petroleos Mexicanos				Rock-Tenn Co
4.88%, 01/24/2022	55	58		3.50%, 03/01/2020	30	31
4.88%, 01/18/2024(d)	50	52		4.00%, 03/01/2023	5	5
6.50%, 06/02/2041	10	11				$76
QEP Resources Inc				Pharmaceuticals - 0.53%
5.25%, 05/01/2023	10	10		Express Scripts Holding Co
RKI Exploration & Production LLC / RKI				2.75%, 11/21/2014	25	25
Finance Corp				4.75%, 11/15/2021	10	11
8.50%, 08/01/2021(d)	5	5		6.13%, 11/15/2041	20	24
Rowan Cos Inc				Forest Laboratories Inc
4.75%, 01/15/2024	20	20		4.38%, 02/01/2019(d)	90	95
5.00%, 09/01/2017	15	16		4.88%, 02/15/2021(d)	5	5
Statoil ASA				GlaxoSmithKline Capital Inc
1.20%, 01/17/2018	15	15		5.38%, 04/15/2034	5	6
Talisman Energy Inc				McKesson Corp
3.75%, 02/01/2021	20	20		3.25%, 03/01/2016	20	21
5.50%, 05/15/2042	10	10		3.80%, 03/15/2024	15	15
7.75%, 06/01/2019	20	24		Merck & Co Inc
Total Capital International SA				1.30%, 05/18/2018	20	19
1.50%, 02/17/2017	15	15		Novartis Capital Corp
Transocean Inc				4.40%, 05/06/2044	10	10
6.50%, 11/15/2020	25	28		Salix Pharmaceuticals Ltd
		$840		6.00%, 01/15/2021(d)	15	16
Oil & Gas Services - 0.22%				Valeant Pharmaceuticals International Inc
				7.50%, 07/15/2021(d)	15	17
Cameron International Corp
1.15%, 12/15/2016	15	15		Wyeth LLC
6.38%, 07/15/2018	25	29		6.00%, 02/15/2036	5	6
Hornbeck Offshore Services Inc				Zoetis Inc
5.00%, 03/01/2021	10	10		1.15%, 02/01/2016	5	5
Key Energy Services Inc						$275
6.75%, 03/01/2021	15	16		Pipelines - 0.46%
Weatherford International LLC				Buckeye Partners LP
6.35%, 06/15/2017	5	5		2.65%, 11/15/2018	5	5
Weatherford International Ltd/Bermuda				DCP Midstream LLC
5.95%, 04/15/2042	25	27		5.85%, 05/21/2043(d),(e)	10	10
6.50%, 08/01/2036	10	11		El Paso Pipeline Partners Operating Co LLC
		$113		4.70%, 11/01/2042	15	13
Other Asset Backed Securities - 0.74%				5.00%, 10/01/2021	10	11
Carrington Mortgage Loan Trust Series 2005-				Energy Transfer Partners LP
FRE1				5.95%, 10/01/2043	15	16
0.43%, 12/25/2035(e)	53	53		Kinder Morgan Energy Partners LP
Citigroup Mortgage Loan Trust 2007-				2.65%, 02/01/2019	15	15
WFHE2				5.63%, 09/01/2041	10	10
0.30%, 03/25/2037(e)	6	6		Kinder Morgan Inc/DE
				5.00%, 02/15/2021(d)	10	10
Countrywide Asset-Backed Certificates				5.63%, 11/15/2023(d)	5	5
0.40%, 03/25/2036(e)	62	48
1.76%, 01/25/2034(e)	70	62		Spectra Energy Partners LP
John Deere Owner Trust 2013-B				4.75%, 03/15/2024	20	21
0.55%, 01/15/2016(e)	150	150		TransCanada PipeLines Ltd
				4.63%, 03/01/2034	10	10
				Western Gas Partners LP
				2.60%, 08/15/2018	25	25

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Pipelines (continued)				Savings & Loans - 0.09%
Western Gas Partners LP (continued)				Santander Holdings USA Inc/PA
4.00%, 07/01/2022	$20	$20		3.00%, 09/24/2015	$45	$46
5.45%, 04/01/2044	45	46
Williams Partners LP
4.30%, 03/04/2024	20	20		Semiconductors - 0.01%
				Intel Corp
		$237		4.25%, 12/15/2042	5	5
Real Estate - 0.06%
Crescent Resources LLC / Crescent Ventures				Software - 0.09%
Inc				Activision Blizzard Inc
10.25%, 08/15/2017(d)	10	11		5.63%, 09/15/2021(d)	10	11
WP Carey Inc				Oracle Corp
4.60%, 04/01/2024	20	20		2.38%, 01/15/2019	20	20
		$31		3.63%, 07/15/2023	15	15
REITS- 0.31%						$46
ARC Properties Operating Partnership				Sovereign - 0.42%
LP/Clark Acquisition LLC				Mexico Government International Bond
2.00%, 02/06/2017(d)	35	35
3.00%, 02/06/2019(d)	15	15		3.50%, 01/21/2021	60	61
				Poland Government International Bond
DDR Corp				3.00%, 03/17/2023	25	23
4.63%, 07/15/2022	20	21		Romanian Government International Bond
DuPont Fabros Technology LP				4.88%, 01/22/2024(d)	10	10
5.88%, 09/15/2021	5	5		Russian Foreign Bond - Eurobond
HCP Inc				7.50%, 03/31/2030(e)	66	76
2.63%, 02/01/2020	15	15		7.50%, 03/31/2030(d)	39	45
iStar Financial Inc						$215
4.88%, 07/01/2018	5	5
9.00%, 06/01/2017	5	6		Student Loan Asset Backed Securities - 0.56%
Prologis LP				SLM Private Education Loan Trust 2012-E
4.25%, 08/15/2023	10	10		0.90%, 06/15/2016(d),(e)	92	92
Ventas Realty LP / Ventas Capital Corp				SLM Private Education Loan Trust 2013-A
2.70%, 04/01/2020	35	34		0.75%, 08/15/2022(d),(e)	137	137
4.75%, 06/01/2021	15	16		SLM Student Loan Trust 2008-5
		$162		1.54%, 01/25/2018(e)	25	25
				SLM Student Loan Trust 2008-6
Retail - 0.42%				0.79%, 10/25/2017(e)	37	37
Building Materials Holding Corp						$291
9.00%, 09/15/2018(d)	5	6
CVS Caremark Corp				Telecommunications - 1.10%
1.20%, 12/05/2016	25	25		AT&T Inc
2.25%, 12/05/2018	25	25		1.14%, 11/27/2018(e)	10	10
CVS Pass-Through Trust				2.38%, 11/27/2018	25	25
5.93%, 01/10/2034(d)	9	11		4.35%, 06/15/2045	9	8
7.51%, 01/10/2032(d)	5	6		5.80%, 02/15/2019	60	69
Landry's Holdings II Inc				CC Holdings GS V LLC / Crown Castle GS III
10.25%, 01/01/2018(d)	15	16		Corp
Macy's Retail Holdings Inc				3.85%, 04/15/2023	30	29
5.75%, 07/15/2014	5	5		Cellco Partnership / Verizon Wireless Capital
5.90%, 12/01/2016	36	40		LLC
6.38%, 03/15/2037	10	12		8.50%, 11/15/2018	4	5
Michaels FinCo Holdings LLC / Michaels				Cisco Systems Inc
FinCo Inc				3.63%, 03/04/2024	15	15
7.50%, PIK 8.25%, 08/01/2018(d),(g)	5	5		Embarq Corp
Michaels Stores Inc				8.00%, 06/01/2036	5	5
5.88%, 12/15/2020(d)	5	5		Goodman Networks Inc
Neiman Marcus Group LTD LLC				12.13%, 07/01/2018	5	5
8.75%, 10/15/2021(d)	5	6		Intelsat Jackson Holdings SA
New Academy Finance Co LLC / New				5.50%, 08/01/2023(d)	10	10
Academy Finance Corp				Intelsat Luxembourg SA
8.00%, PIK 8.75%, 06/15/2018(d),(g)	20	20		7.75%, 06/01/2021(d)	20	21
Petco Holdings Inc				8.13%, 06/01/2023(d)	15	16
8.50%, PIK 9.25%, 10/15/2017(d),(g)	20	20		Level 3 Communications Inc
Suburban Propane Partners LP/Suburban				11.88%, 02/01/2019	12	13
Energy Finance Corp				Level 3 Financing Inc
7.38%, 03/15/2020	10	11		6.13%, 01/15/2021(d)	5	5
Wal-Mart Stores Inc				8.13%, 07/01/2019	5	6
4.75%, 10/02/2043	5	5		NII Capital Corp
		$218		7.63%, 04/01/2021	10	3
				SBA Tower Trust
				4.25%, 04/15/2040(d),(e)	25	26

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)			Forest Products & Paper - 0.01%
Sprint Capital Corp			Caraustar Industries Inc, Term Loan B
6.88%, 11/15/2028	$10	$10	7.50%, 04/26/2019(e)	$5	$5
Sprint Communications Inc
6.00%, 11/15/2022	5	5
7.00%, 08/15/2020	20	22	Healthcare - Products - 0.01%
			Accellent Inc, Term Loan
9.13%, 03/01/2017	3	4	0.00%, 02/19/2021(e),(h)	5	5
Sprint Corp
7.88%, 09/15/2023(d)	5	6
Telefonica Emisiones SAU			Oil & Gas - 0.03%
5.46%, 02/16/2021	35	38	Seadrill Operating LP, Term Loan B
7.05%, 06/20/2036	15	18	0.00%, 02/12/2021(e),(h)	20	20
T-Mobile USA Inc
6.25%, 04/01/2021	10	11	TOTAL SENIOR FLOATING RATE INTERESTS		$50
6.63%, 04/28/2021	5	5	U.S. GOVERNMENT & GOVERNMENT	Principal
Verizon Communications Inc			AGENCY OBLIGATIONS - 16.69%	Amount (000's)	Value(000	's)
3.45%, 03/15/2021	20	20	Federal Home Loan Mortgage Corporation (FHLMC) -
3.50%, 11/01/2021	5	5	1.77%
3.65%, 09/14/2018	10	11	3.50%, 04/01/2042	$36	$36
5.15%, 09/15/2023	5	5	3.50%, 08/01/2042	69	69
6.40%, 09/15/2033	75	89	4.00%, 12/01/2041	60	63
6.55%, 09/15/2043	30	37	4.50%, 04/01/2031	21	23
6.90%, 04/15/2038	10	12	4.50%, 04/01/2041	169	182
		$569	5.00%, 06/01/2031	52	57
Transportation - 0.23%			5.00%, 08/01/2040	148	161
Burlington Northern Santa Fe LLC			5.00%, 06/01/2041	58	64
4.45%, 03/15/2043	10	10	5.50%, 12/01/2022	9	10
CSX Corp			5.50%, 05/01/2036	25	28
3.70%, 10/30/2020	15	16	6.00%, 01/01/2029	8	9
			6.00%, 10/01/2036(e)	15	16
5.50%, 04/15/2041	10	11	6.00%, 08/01/2037	41	46
6.25%, 03/15/2018	15	17	6.00%, 01/01/2038 (e)	8	9
Eletson Holdings
9.63%, 01/15/2022(d)	5	5	6.00%, 07/01/2038	29	32
FedEx Corp			6.50%, 06/01/2017	8	8
5.10%, 01/15/2044	10	10	6.50%, 05/01/2031	3	4
Navios Maritime Acquisition Corp / Navios			6.50%, 06/01/2031	9	10
Acquisition Finance US Inc			6.50%, 11/01/2031	2	3
8.13%, 11/15/2021(d)	20	21	6.50%, 10/01/2035	25	28
Navios Maritime Holdings Inc / Navios			7.00%, 12/01/2027	11	13
Maritime Finance II US Inc			7.50%, 08/01/2030	2	2
7.38%, 01/15/2022(d)	10	10	8.00%, 12/01/2030	38	43
Swift Services Holdings Inc					$916
10.00%, 11/15/2018	15	17	Federal National Mortgage Association (FNMA) - 5.13%
		$117	2.35%, 07/01/2034(e)	6	6
			2.39%, 03/01/2035(e)	13	14
Trucking & Leasing - 0.01%			2.47%, 04/01/2037(e)	14	16
Jurassic Holdings III Inc			2.50%, 04/01/2028(i)	115	115
6.88%, 02/15/2021(d)	5	5
			3.00%, 06/01/2027	207	214
			3.00%, 04/01/2043(i)	670	647
TOTAL BONDS		$10,493	3.50%, 10/01/2033	98	101
	Principal		3.50%, 03/01/2042	21	21
CONVERTIBLE BONDS - 0.02%	Amount (000's)	Value (000's)	3.50%, 06/01/2042	45	46
Semiconductors - 0.02%			3.50%, 02/01/2043	173	172
Jazz Technologies Inc			3.50%, 04/01/2043	24	24
8.00%, 12/31/2018(c),(d)	10	9	3.50%, 05/01/2043	67	68
			4.00%, 08/01/2020	9	10
TOTAL CONVERTIBLE BONDS		$9	4.00%, 04/01/2028(i)	100	106
SENIOR FLOATING RATE INTERESTS -	Principal		4.00%, 02/01/2031	10	10
0.09%	Amount (000's)	Value (000's)	4.00%, 05/01/2031	20	21
			4.00%, 06/01/2031	23	25
Coal- 0.03%			4.00%, 03/01/2041	38	40
Patriot Coal Corp, Term Loan EXIT			4.00%, 04/01/2044(i)	310	322
10.25%, 12/18/2018(e)	$15	$15	4.50%, 05/01/2040	115	123
			4.50%, 05/01/2040	22	24
Electronics - 0.01%			4.50%, 07/01/2040	22	23
Isola USA Corp, Term Loan B			4.50%, 01/01/2041	19	21
9.25%, 11/29/2018(e)	5	5	4.50%, 01/01/2041	127	137
			5.50%, 03/01/2034	19	22
			5.50%, 04/01/2035	5	6
			5.50%, 07/01/2038	96	107

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

				(c) Fair value of these investments is determined in good faith by the
				Manager under procedures established and periodically reviewed by the
U.S. GOVERNMENT & GOVERNMENT	Principal			Board of Directors. At the end of the period, the fair value of these
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	securities totaled $61 or 0.12% of net assets.
Federal National Mortgage Association (FNMA) (continued)				(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.50%, 05/01/2040	$63	$70		1933. These securities may be resold in transactions exempt from
5.74%, 02/01/2036(e)	7	7		registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 02/01/2025	34	38		indicated, these securities are not considered illiquid. At the end of the
6.00%, 11/01/2037	32	35		period, the value of these securities totaled $2,095 or 4.06% of net assets.
6.00%, 03/01/2038	15	16		(e) Variable Rate. Rate shown is in effect at March 31, 2014.
6.50%, 02/01/2032	9	10		(f) Security purchased on a when-issued basis.
6.50%, 07/01/2037	5	6		(g)	Payment in kind; the issuer has the option of paying additional securities
6.50%, 07/01/2037	5	5		in lieu of cash.
6.50%, 02/01/2038	6	7		(h)	This Senior Floating Rate Note will settle after March 31, 2014, at which
6.50%, 09/01/2038	12	13		time the interest rate will be determined.
		$2,648		(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Government National Mortgage Association (GNMA) -				Notes to Financial Statements for additional information.
2.66%
1.63%, 07/20/2034(e)	132	137
1.63%, 01/20/2035(e)	51	53		Portfolio Summary (unaudited)
1.63%, 07/20/2035(e)	143	148
				Sector	Percent
3.00%, 04/01/2043	75	74		Consumer, Non-cyclical	17.18%
3.50%, 05/15/2042	92	94		Financial	16.93%
3.50%, 10/15/2042	47	48		Mortgage Securities	11.58%
3.50%, 08/15/2043	49	50		Consumer, Cyclical	8.82%
4.00%, 10/15/2041	75	79		Technology	8.57%
4.00%, 07/20/2042	58	61		Communications	8.36%
4.00%, 05/20/2043	22	23		Industrial	7.86%
4.00%, 04/01/2044(i)	50	52
				Energy	7.61%
4.00%, 04/01/2044	100	105		Government	7.55%
4.50%, 01/20/2040	35	38		Asset Backed Securities	2.53%
4.50%, 08/20/2040	67	73		Exchange Traded Funds	2.14%
4.50%, 10/20/2040	26	28		Basic Materials	1.93%
4.50%, 11/15/2040	79	86		Utilities	1.79%
5.00%, 02/15/2039	102	113		Diversified	0.01%
5.00%, 06/20/2042	26	29		Liabilities in Excess of Other Assets, Net	(2.86)%
6.00%, 09/20/2026	12	14		TOTAL NET ASSETS	100.00%
6.00%, 01/15/2029	42	47
6.00%, 06/15/2032	2	2
7.00%, 05/15/2031	7	8
7.00%, 02/20/2032	10	12
		$1,374

U.S. Treasury - 7.13%
0.25%, 05/15/2015	15	15
0.50%, 06/15/2016	570	570
0.88%, 09/15/2016	175	176
0.88%, 04/30/2017	50	50
1.00%, 08/31/2016	295	298
1.00%, 10/31/2016	200	201
1.00%, 03/31/2017	200	200
1.00%, 05/31/2018	300	294
1.25%, 10/31/2015	300	305
1.25%, 10/31/2018	350	344
1.50%, 07/31/2016	205	209
2.38%, 12/31/2020	50	50
2.63%, 02/29/2016	350	365
3.13%, 01/31/2017	350	373
3.13%, 05/15/2019	45	48
3.13%, 11/15/2041	30	28
3.13%, 02/15/2042	15	14
3.63%, 08/15/2043	50	51
4.38%, 05/15/2040	75	87
		$3,678
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$8,616
Total Investments		$53,094
Liabilities in Excess of Other Assets, Net - (2.86)%		$(1,476)
TOTAL NET ASSETS - 100.00%		$51,618

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes.

Schedule of Investments
Balanced Account
March 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	1	$93		$93	$—
Total						$—
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—	Automobile Asset Backed Securities (continued)
			AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS		$—	0.57%, 06/08/2017(e)	$1,000	$1,000
INVESTMENT COMPANIES - 4.62%	Shares Held	Value (000's)	AmeriCredit Automobile Receivables Trust
			2012-3
Publicly Traded Investment Fund - 4.62%			0.71%, 12/08/2015(e)	57	58
BlackRock Liquidity Funds FedFund Portfolio	14,645,143	14,645	AmeriCredit Automobile Receivables Trust
			2012-5
TOTAL INVESTMENT COMPANIES		$14,645	0.51%, 01/08/2016	144	144
PREFERRED STOCKS - 0.49%	Shares Held	Value (000's)	AmeriCredit Automobile Receivables Trust
Banks- 0.37%			2013-1
Ally Financial Inc (d)	200	198	0.49%, 06/08/2016	831	832
BB&T Corp 5.20%	10,000	208	AmeriCredit Automobile Receivables Trust
State Street Corp (a)	30,000	777	2013-5
			0.53%, 03/08/2017(e)	275	275
		$1,183	Capital Auto Receivables Asset Trust / Ally
Telecommunications - 0.12%			0.62%, 07/20/2016	300	300
Verizon Communications Inc	15,000	374	0.79%, 06/20/2017	675	675
			Nissan Auto Receivables 2013-A Owner
TOTAL PREFERRED STOCKS		$1,557	Trust
	Principal		0.37%, 09/15/2015	231	231
BONDS- 59.07%	Amount (000's)	Value (000's)	Santander Drive Auto Receivables Trust 2010-
			1
Advertising - 0.05%			1.48%, 05/15/2017(d)	29	29
Interpublic Group of Cos Inc/The			Santander Drive Auto Receivables Trust 2013-
4.00%, 03/15/2022	$55	$55	1
6.25%, 11/15/2014	100	103	0.48%, 02/16/2016	140	140
		$158	Volkswagen Auto Lease Trust 2014-A
Aerospace & Defense - 0.12%			0.52%, 10/20/2016(e)	1,900	1,900
Air 2 US					$5,769
8.63%, 10/01/2020(c),(d)	46	49
Rockwell Collins Inc			Automobile Floor Plan Asset Backed Securities - 1.35%
0.58%, 12/15/2016 (e)	320	320	Ally Master Owner Trust
			0.79%, 05/15/2016(e)	2,100	2,101
		$369	GE Dealer Floorplan Master Note Trust
Agriculture - 0.47%			0.60%, 10/20/2017(e)	400	401
Altria Group Inc			0.76%, 07/20/2016(e)	1,000	1,001
2.85%, 08/09/2022	255	239	Nissan Master Owner Trust Receivables
4.00%, 01/31/2024	120	120	0.62%, 05/15/2017(e)	785	788
4.25%, 08/09/2042	105	93			$4,291
5.38%, 01/31/2044	305	319	Automobile Manufacturers - 1.26%
Japan Tobacco Inc			Daimler Finance North America LLC
2.10%, 07/23/2018(d)	215	215	1.25%, 01/11/2016(d)	305	307
Philip Morris International Inc			1.30%, 07/31/2015(d)	495	498
4.13%, 03/04/2043	70	64	1.45%, 08/01/2016(d)	450	454
4.88%, 11/15/2043	300	310	2.38%, 08/01/2018(d)	410	414
6.38%, 05/16/2038	5	6	Ford Motor Co
Pinnacle Operating Corp			4.75%, 01/15/2043	55	53
9.00%, 11/15/2020(d)	123	133
			7.40%, 11/01/2046	175	227
		$1,499	General Motors Co
Airlines - 0.16%			3.50%, 10/02/2018(d)	280	285
United Airlines 2014-1 Class A Pass Through			4.88%, 10/02/2023(d)	30	31
Trust			6.25%, 10/02/2043(d)	250	271
4.00%, 04/11/2026(f)	230	231	Hyundai Capital America
US Airways 2001-1G Pass Through Trust			2.55%, 02/06/2019(d)	150	150
7.08%, 09/20/2022(c)	46	52	Jaguar Land Rover Automotive PLC
US Airways 2013-1 Class A Pass Through			4.13%, 12/15/2018(d)	200	205
Trust			5.63%, 02/01/2023(d)	150	156
3.95%, 11/15/2025(c)	210	211	Navistar International Corp
		$494	8.25%, 11/01/2021	155	158
			Nissan Motor Acceptance Corp
Apparel - 0.02%			0.79%, 03/03/2017(d),(e)	410	411
Quiksilver Inc / QS Wholesale Inc			Toyota Motor Credit Corp
7.88%, 08/01/2018(d)	5	5	2.10%, 01/17/2019	125	124
10.00%, 08/01/2020	40	46	Volkswagen International Finance NV
		$51	1.13%, 11/18/2016(d)	235	235
Automobile Asset Backed Securities - 1.82%					$3,979
Ally Auto Receivables Trust 2011-5			Automobile Parts & Equipment - 0.20%
0.99%, 11/16/2015(e)	184	185	Dana Holding Corp
			5.38%, 09/15/2021	30	31

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Parts & Equipment (continued)			Banks (continued)
Dana Holding Corp (continued)			Intesa Sanpaolo SpA
6.00%, 09/15/2023	$60	$62	2.38%, 01/13/2017	$455	$457
Gajah Tunggal Tbk PT			3.13%, 01/15/2016	705	722
7.75%, 02/06/2018(d)	250	255	JP Morgan Chase & Co
Lear Corp			3.20%, 01/25/2023	890	863
5.38%, 03/15/2024	65	66	6.13%, 12/29/2049(e)	300	295
Schaeffler Holding Finance BV			M&T Bank Corp
6.88%, PIK 7.63%, 08/15/2018(d),(g)	200	213	6.45%, 12/29/2049(e)	330	342
		$627	Morgan Stanley
			1.75%, 02/25/2016	230	233
Banks- 7.12%			3.75%, 02/25/2023	545	542
Abbey National Treasury Services			4.88%, 11/01/2022	80	84
PLC/London			5.00%, 11/24/2025	195	201
3.05%, 08/23/2018	470	484	5.50%, 07/24/2020	1,525	1,721
Abbey National Treasury Services			Regions Financial Corp
PLC/Stamford CT			5.75%, 06/15/2015	890	939
4.00%, 03/13/2024	435	439	Skandinaviska Enskilda Banken AB
Ally Financial Inc			2.38%, 03/25/2019(d)	300	299
8.00%, 03/15/2020	100	120	Standard Chartered PLC
Associated Banc-Corp			5.70%, 03/26/2044(d)	325	322
5.13%, 03/28/2016	955	1,021	UBS AG/Jersey
Australia & New Zealand Banking Group Ltd			7.25%, 02/22/2022(e)	245	269
4.50%, 03/19/2024(d)	615	613
			UBS AG/Stamford CT
Bancolombia SA			7.63%, 08/17/2022	250	293
5.95%, 06/03/2021	100	107	VTB Bank OJSC Via VTB Capital SA
Bank of America Corp			6.88%, 05/29/2018	125	133
1.28%, 01/15/2019(e)	250	253
4.00%, 04/01/2024(f)	710	709			$22,554
4.10%, 07/24/2023	430	436	Beverages - 1.27%
4.13%, 01/22/2024	860	870	Ajecorp BV
4.88%, 04/01/2044(f)	180	181	6.50%, 05/14/2022	250	243
Bank of New York Mellon Corp/The			Anheuser-Busch InBev Worldwide Inc
4.50%, 12/29/2049(e)	175	159	1.38%, 07/15/2017	190	190
Barclays PLC			2.50%, 07/15/2022	205	194
8.25%, 12/29/2049(e)	440	462	7.75%, 01/15/2019	150	186
BBVA Banco Continental SA			Coca-Cola Icecek AS
5.00%, 08/26/2022(d)	150	152	4.75%, 10/01/2018(d)	250	258
BBVA Bancomer SA/Texas			Constellation Brands Inc
6.75%, 09/30/2022(d)	300	328	3.75%, 05/01/2021	95	93
BNZ International Funding Ltd			4.25%, 05/01/2023	125	122
2.35%, 03/04/2019(d)	400	397	Corp Lindley SA
BPCE SA			4.63%, 04/12/2023(d)	275	257
1.63%, 02/10/2017	335	335	6.75%, 11/23/2021(d)	100	107
5.15%, 07/21/2024(d)	820	816	6.75%, 11/23/2021	250	267
5.70%, 10/22/2023(d)	925	961	Pernod Ricard SA
CIT Group Inc			4.45%, 01/15/2022(d)	620	648
3.88%, 02/19/2019	490	495	5.75%, 04/07/2021(d)	235	267
5.50%, 02/15/2019(d)	335	361	SABMiller Holdings Inc
Citigroup Inc			3.75%, 01/15/2022(d)	1,175	1,201
4.05%, 07/30/2022	310	311			$4,033
5.50%, 09/13/2025	500	533
City National Corp/CA			Biotechnology - 0.84%
5.25%, 09/15/2020	515	573	Amgen Inc
Cooperatieve Centrale Raiffeisen-			5.15%, 11/15/2041	205	211
Boerenleenbank BA/Netherlands			Celgene Corp
11.00%, 12/29/2049(d),(e)	281	373	1.90%, 08/15/2017	185	187
Credit Suisse Group AG			3.25%, 08/15/2022	170	166
7.50%, 12/11/2049(d),(e)	200	217	4.00%, 08/15/2023	615	624
Goldman Sachs Group Inc/The			5.25%, 08/15/2043	115	123
3.63%, 02/07/2016	295	309	Genzyme Corp
6.00%, 06/15/2020	305	350	5.00%, 06/15/2020	230	257
6.45%, 05/01/2036	170	189	Gilead Sciences Inc
6.75%, 10/01/2037	195	223	3.05%, 12/01/2016	135	142
HBOS Capital Funding LP			3.70%, 04/01/2024	500	500
6.07%, 06/29/2049(d),(e)	65	65	4.80%, 04/01/2044	435	448
Huntington National Bank/The					$2,658
2.20%, 04/01/2019	440	435	Building Materials - 0.40%
ING Bank NV			Boise Cascade Co
5.80%, 09/25/2023(d)	1,465	1,562	6.38%, 11/01/2020	55	59

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Building Materials (continued)			Consumer Products (continued)
Cemex Espana Luxembourg			Reynolds Group Issuer Inc / Reynolds Group
9.25%, 05/12/2020(e)	$100	$110	Issuer LLC / Reynolds Group Issuer
CRH America Inc			(Luxembourg) S.A. (continued)
6.00%, 09/30/2016	265	294	9.88%, 08/15/2019	$40	$45
8.13%, 07/15/2018	510	623			$619
Norbord Inc
5.38%, 12/01/2020(d)	85	86	Credit Card Asset Backed Securities - 1.14%
Owens Corning			Barclays Dryrock Issuance Trust 2014-1
			0.53%, 12/16/2019(e)	2,000	2,001
4.20%, 12/15/2022	90	89	Citibank Omni Master Trust
		$1,261	2.90%, 08/15/2018 (d),(e)	600	606
Chemicals - 0.73%			Discover Card Execution Note Trust
Axiall Corp			0.35%, 01/16/2018(e)	1,000	1,001
4.88%, 05/15/2023(d)	50	49			$3,608
CF Industries Inc
4.95%, 06/01/2043	90	88	Distribution & Wholesale - 0.04%
5.15%, 03/15/2034	330	339	HD Supply Inc
Cornerstone Chemical Co			7.50%, 07/15/2020	111	121
9.38%, 03/15/2018(d)	40	42
9.38%, 03/15/2018	30	32	Diversified Financial Services - 1.99%
Dow Chemical Co/The			Aircastle Ltd
4.38%, 11/15/2042	175	162	4.63%, 12/15/2018	55	56
Eagle Spinco Inc			5.13%, 03/15/2021	125	125
4.63%, 02/15/2021(d)	100	99	7.63%, 04/15/2020	45	51
LYB International Finance BV			9.75%, 08/01/2018	65	70
4.88%, 03/15/2044	315	314	American Honda Finance Corp
Mexichem SAB de CV			2.13%, 10/10/2018	40	40
4.88%, 09/19/2022(d)	200	200	Capital One Bank USA NA
4.88%, 09/19/2022	250	250	2.25%, 02/13/2019	375	372
Mosaic Co/The			Countrywide Financial Corp
5.45%, 11/15/2033	260	281	6.25%, 05/15/2016	265	291
NOVA Chemicals Corp			Credit Acceptance Corp
5.25%, 08/01/2023(d)	75	80	6.13%, 02/15/2021(d)	225	234
Taminco Global Chemical Corp			Denali Borrower LLC / Denali Finance Corp
9.75%, 03/31/2020(d)	335	378	5.63%, 10/15/2020(d)	235	239
		$2,314	Ford Motor Credit Co LLC
			1.70%, 05/09/2016	335	339
Commercial Services - 0.20%			4.38%, 08/06/2023	360	372
ERAC USA Finance LLC
2.75%, 03/15/2017(d)	155	160	5.88%, 08/02/2021	285	328
3.30%, 10/15/2022(d)	50	48	8.00%, 12/15/2016	335	392
			General Electric Capital Corp
MasterCard Inc			1.60%, 11/20/2017	460	462
3.38%, 04/01/2024	340	339	5.25%, 06/29/2049(e)	400	389
TMS International Corp			6.25%, 12/15/2049(e)	400	428
7.63%, 10/15/2021(d)	70	75
			General Motors Financial Co Inc
		$622	3.25%, 05/15/2018	125	126
Computers - 0.56%			Icahn Enterprises LP / Icahn Enterprises
Affiliated Computer Services Inc			Finance Corp
5.20%, 06/01/2015	470	493	3.50%, 03/15/2017(d)	155	157
Apple Inc			4.88%, 03/15/2019(d)	55	56
3.85%, 05/04/2043	145	129	6.00%, 08/01/2020(d)	395	419
Compiler Finance Sub Inc			International Lease Finance Corp
7.00%, 05/01/2021(d)	125	126	6.25%, 05/15/2019	125	138
Hewlett-Packard Co			8.62%, 09/15/2015(e)	80	88
3.00%, 09/15/2016	75	78	MPH Intermediate Holding Co 2
4.30%, 06/01/2021	325	340	8.38%, PIK 9.13%, 08/01/2018(d),(g)	115	120
NCR Corp			National Rural Utilities Cooperative Finance
4.63%, 02/15/2021	172	173	Corp
5.88%, 12/15/2021(d)	55	58	4.75%, 04/30/2043(e)	125	118
Seagate HDD Cayman			SquareTwo Financial Corp
4.75%, 06/01/2023(d)	350	346	11.63%, 04/01/2017	75	75
6.88%, 05/01/2020	40	43	Vesey Street Investment Trust I
		$1,786	4.40%, 09/01/2016(e)	765	820
					$6,305
Consumer Products - 0.19%
Reynolds Group Issuer Inc / Reynolds Group			Electric - 2.49%
Issuer LLC / Reynolds Group Issuer			Alabama Power Co
(Luxembourg) S.A.			3.85%, 12/01/2042	125	115
7.13%, 04/15/2019	335	354	CMS Energy Corp
7.88%, 08/15/2019	200	220	4.70%, 03/31/2043	135	135

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)			Electronics - 0.07%
Commonwealth Edison Co			Viasystems Inc
3.80%, 10/01/2042	$115	$104	7.88%, 05/01/2019(d)	$200	$216
4.60%, 08/15/2043	170	175
Dominion Gas Holdings LLC
4.80%, 11/01/2043(d)	15	15	Engineering & Construction - 0.16%
			Odebrecht Offshore Drilling Finance Ltd
DTE Energy Co			6.63%, 10/01/2022(d)	200	207
6.38%, 04/15/2033	435	530	6.75%, 10/01/2022(d)	243	252
Duke Energy Carolinas LLC			Weekley Homes LLC / Weekley Finance
4.00%, 09/30/2042	265	251
Duke Energy Progress Inc			Corp
4.38%, 03/30/2044	60	60	6.00%, 02/01/2023	45	45
Dynegy Inc					$504
5.88%, 06/01/2023(d)	90	88	Entertainment - 0.22%
Edison International			Cinemark USA Inc
3.75%, 09/15/2017	160	170	4.88%, 06/01/2023	125	120
Electricite de France			DreamWorks Animation SKG Inc
2.15%, 01/22/2019(d)	115	114	6.88%, 08/15/2020(d)	115	125
5.63%, 12/29/2049(d),(e)	565	570	Peninsula Gaming LLC / Peninsula Gaming
Elwood Energy LLC			Corp
8.16%, 07/05/2026	146	160	8.38%, 02/15/2018(d)	130	140
Energy Future Intermediate Holding Co LLC /			Regal Entertainment Group
EFIH Finance Inc			5.75%, 03/15/2022	55	57
12.25%, 03/01/2022(d),(e)	310	366	5.75%, 02/01/2025	30	29
FirstEnergy Corp			WMG Acquisition Corp
7.38%, 11/15/2031	235	270	5.63%, 04/15/2022(d),(f)	25	25
Florida Power & Light Co			6.00%, 01/15/2021(d)	44	46
4.05%, 06/01/2042	245	235	6.75%, 04/15/2022(d),(f)	85	86
4.13%, 02/01/2042	120	116	WMG Holdings Corp
Indiantown Cogeneration LP			13.75%, 10/01/2019	60	72
9.77%, 12/15/2020	109	123			$700
Miran Mid-Atlantic Series C Pass Through
Trust			Environmental Control - 0.22%
10.06%, 12/30/2028	399	445	Republic Services Inc
Northern States Power Co/MN			3.80%, 05/15/2018	400	424
3.40%, 08/15/2042	40	34	Waste Management Inc
NRG Energy Inc			7.75%, 05/15/2032	200	277
8.25%, 09/01/2020	125	137			$701
Oncor Electric Delivery Co LLC			Food- 0.67%
5.25%, 09/30/2040	120	131	ConAgra Foods Inc
Pacific Gas & Electric Co			1.30%, 01/25/2016	50	50
4.45%, 04/15/2042	105	103	Ingles Markets Inc
5.13%, 11/15/2043	235	250	5.75%, 06/15/2023	120	120
PacifiCorp			Kraft Foods Group Inc
3.85%, 06/15/2021	150	159	6.13%, 08/23/2018	445	516
4.10%, 02/01/2042	120	115	6.50%, 02/09/2040	210	261
PPL Electric Utilities Corp			Kroger Co/The
3.00%, 09/15/2021	80	80	5.15%, 08/01/2043	90	93
4.75%, 07/15/2043	115	122	Mondelez International Inc
PPL WEM Holdings Ltd			4.00%, 02/01/2024	160	162
3.90%, 05/01/2016(d)	390	410
5.38%, 05/01/2021(d)	115	126	6.50%, 11/01/2031	120	147
			Smithfield Foods Inc
Public Service Co of Colorado			5.25%, 08/01/2018(d)	40	42
4.30%, 03/15/2044	75	75	5.88%, 08/01/2021(d)	60	62
4.75%, 08/15/2041	250	268	Wm Wrigley Jr Co
Public Service Electric & Gas Co			2.40%, 10/21/2018(d)	235	236
2.30%, 09/15/2018	400	406	3.38%, 10/21/2020(d)	415	419
3.65%, 09/01/2042	55	49			$2,108
Puget Energy Inc
5.63%, 07/15/2022	60	68	Forest Products & Paper - 0.22%
6.00%, 09/01/2021	340	392	Domtar Corp
San Diego Gas & Electric Co			6.25%, 09/01/2042	285	298
4.30%, 04/01/2042	125	125	6.75%, 02/15/2044	50	56
Southern California Edison Co			Resolute Forest Products Inc
4.05%, 03/15/2042	260	247	5.88%, 05/15/2023(d)	110	107
Virginia Electric and Power Co			Sappi Papier Holding GmbH
4.00%, 01/15/2043	65	61	7.50%, 06/15/2032(d)	155	128
4.45%, 02/15/2044	235	237	Verso Paper Holdings LLC / Verso Paper Inc
4.65%, 08/15/2043	235	242	11.75%, 01/15/2019	95	102
		$7,879			$691

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Healthcare - Products - 0.18%			Insurance (continued)
ConvaTec Finance International SA			American International Group Inc
8.25%, PIK 9.00%, 01/15/2019(d),(g)	$200	$206	(continued)
Medtronic Inc			3.80%, 03/22/2017	$235	$251
4.63%, 03/15/2044	140	144	5.45%, 05/18/2017	190	212
Universal Hospital Services Inc			6.40%, 12/15/2020	375	447
7.63%, 08/15/2020	200	214	8.18%, 05/15/2068	120	158
		$564	AXIS Specialty Finance PLC
			5.15%, 04/01/2045	65	65
Healthcare - Services - 0.51%			Five Corners Funding Trust
Centene Corp			4.42%, 11/15/2023(d)	1,065	1,091
5.75%, 06/01/2017	323	351	ING US Inc
CHS/Community Health Systems Inc			2.90%, 02/15/2018	550	564
5.13%, 08/01/2021(d)	15	15
			5.50%, 07/15/2022	250	280
Fresenius Medical Care US Finance II Inc			5.65%, 05/15/2053(e)	705	701
5.88%, 01/31/2022(d)	85	90
			Liberty Mutual Group Inc
Fresenius Medical Care US Finance Inc			4.25%, 06/15/2023(d)	255	259
6.50%, 09/15/2018(d)	55	62	5.00%, 06/01/2021(d)	320	344
HCA Inc			7.00%, 03/15/2037(d),(e)	215	225
4.75%, 05/01/2023	295	292	7.80%, 03/07/2087(d)	420	466
5.00%, 03/15/2024	95	95	MetLife Capital Trust IV
5.88%, 03/15/2022	85	92	7.88%, 12/15/2067(d)	260	307
8.50%, 04/15/2019	155	162	MetLife Inc
MPH Acquisition Holdings LLC			4.88%, 11/13/2043	375	389
6.63%, 04/01/2022(d)	40	41
			Metropolitan Life Global Funding I
Ventas Realty LP			1.88%, 06/22/2018(d)	195	193
1.55%, 09/26/2016	315	318	XL Group PLC
WellCare Health Plans Inc			6.50%, 12/31/2049(e)	70	69
5.75%, 11/15/2020	105	110			$6,583
		$1,628
			Internet - 0.13%
Holding Companies - Diversified - 0.19%			Equinix Inc
Alfa SAB de CV			4.88%, 04/01/2020	35	36
5.25%, 03/25/2024(d)	200	205
			5.38%, 04/01/2023	115	117
Alphabet Holding Co Inc			Zayo Group LLC / Zayo Capital Inc
7.75%, 11/01/2017	65	67	8.13%, 01/01/2020	65	71
Nielsen Co Luxembourg SARL/The			10.13%, 07/01/2020	175	203
5.50%, 10/01/2021(d)	115	120
Tenedora Nemak SA de CV					$427
5.50%, 02/28/2023(d)	200	203	Iron & Steel - 0.48%
		$595	ArcelorMittal
			7.50%, 10/15/2039	380	393
Home Builders - 0.22%			BlueScope Steel Finance Ltd/BlueScope Steel
Ashton Woods USA LLC / Ashton Woods			Finance USA LLC
Finance Co			7.13%, 05/01/2018(d)	60	63
6.88%, 02/15/2021(d)	55	55
			Commercial Metals Co
Lennar Corp			4.88%, 05/15/2023	135	130
4.13%, 12/01/2018	115	117	Glencore Funding LLC
4.75%, 11/15/2022(e)	115	112	1.70%, 05/27/2016(d)	610	612
MDC Holdings Inc			Samarco Mineracao SA
6.00%, 01/15/2043	155	136	4.13%, 11/01/2022(d)	350	322
WCI Communities Inc					$1,520
6.88%, 08/15/2021(d)	150	156
Woodside Homes Co LLC / Woodside Homes			Lodging - 0.25%
Finance Inc			Caesars Entertainment Operating Co Inc
6.75%, 12/15/2021(d)	125	127	11.25%, 06/01/2017	230	222
		$703	MGM Resorts International
			6.63%, 12/15/2021	30	33
Home Equity Asset Backed Securities - 0.07%			10.00%, 11/01/2016	100	119
New Century Home Equity Loan Trust 2005-			Wyndham Worldwide Corp
1			2.50%, 03/01/2018	425	427
0.73%, 03/25/2035(e)	25	24
Saxon Asset Securities Trust 2004-1					$801
1.85%, 03/25/2035(e)	127	68	Machinery - Construction & Mining - 0.06%
Specialty Underwriting & Residential Finance			Ferreycorp SAA
Trust Series 2004-BC1			4.88%, 04/26/2020(d)	200	192
0.92%, 02/25/2035(e)	123	116

		$208	Media- 2.80%
Insurance - 2.08%			21st Century Fox America Inc
American International Group Inc			5.40%, 10/01/2043	290	312
3.38%, 08/15/2020	550	562	Cablevision Systems Corp
			8.00%, 04/15/2020	170	198

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Media (continued)			Mining (continued)
CBS Corp			FMG Resources August 2006 Pty Ltd
4.85%, 07/01/2042	$25	$24	6.88%, 02/01/2018(d)	$55	$58
5.75%, 04/15/2020	380	432	6.88%, 04/01/2022(d)	60	65
7.88%, 07/30/2030	25	33	8.25%, 11/01/2019(d)	130	143
Columbus International Inc			Freeport-McMoRan Copper & Gold Inc
7.38%, 03/30/2021(d)	200	206	3.10%, 03/15/2020	740	720
Comcast Corp			5.45%, 03/15/2043	90	89
4.75%, 03/01/2044	425	431	MMC Norilsk Nickel OJSC via MMC Finance
5.65%, 06/15/2035	20	23	Ltd
6.40%, 05/15/2038	105	129	5.55%, 10/28/2020(d)	250	246
CSC Holdings LLC			Newmont Mining Corp
6.75%, 11/15/2021	45	50	4.88%, 03/15/2042	260	211
Cumulus Media Holdings Inc			St Barbara Ltd
7.75%, 05/01/2019	140	149	8.88%, 04/15/2018(d)	200	164
DIRECTV Holdings LLC / DIRECTV			Teck Resources Ltd
Financing Co Inc			3.75%, 02/01/2023	75	70
4.45%, 04/01/2024	335	336	5.20%, 03/01/2042	90	81
5.00%, 03/01/2021	290	312	Volcan Cia Minera SAA
5.15%, 03/15/2042	80	76	5.38%, 02/02/2022(d)	38	36
6.00%, 08/15/2040	110	115	5.38%, 02/02/2022	75	71
DISH DBS Corp			Xstrata Finance Canada Ltd
5.88%, 07/15/2022	160	171	2.05%, 10/23/2015(d),(e)	270	273
6.75%, 06/01/2021	225	252			$3,272
7.88%, 09/01/2019	274	324
Grupo Televisa SAB			Miscellaneous Manufacturing - 0.88%
6.63%, 01/15/2040	250	286	Eaton Corp
NBCUniversal Enterprise Inc			2.75%, 11/02/2022	715	677
0.92%, 04/15/2018(d),(e)	195	196	GE Capital Trust I
NBCUniversal Media LLC			6.38%, 11/15/2067	150	165
2.88%, 01/15/2023	120	116	General Electric Co
4.45%, 01/15/2043	90	87	4.50%, 03/11/2044	490	498
5.15%, 04/30/2020	240	271	Ingersoll-Rand Global Holding Co Ltd
			2.88%, 01/15/2019(d)	150	150
6.40%, 04/30/2040	180	223
Nielsen Finance LLC / Nielsen Finance Co			Textron Inc
5.00%, 04/15/2022(d),(f)	95	95	6.20%, 03/15/2015	365	383
RCN Telecom Services LLC / RCN Capital			Tyco Electronics Group SA
Corp			1.60%, 02/03/2015	205	207
8.50%, 08/15/2020(d)	95	100	2.38%, 12/17/2018	100	99
Time Warner Cable Inc			3.50%, 02/03/2022	580	575
4.13%, 02/15/2021	450	471	7.13%, 10/01/2037	20	24
5.88%, 11/15/2040	95	103			$2,778
6.55%, 05/01/2037	395	459	Mortgage Backed Securities - 6.40%
6.75%, 07/01/2018	120	141	Banc of America Commercial Mortgage Trust
6.75%, 06/15/2039	85	101	2006-3
8.75%, 02/14/2019	255	323	5.89%, 07/10/2044	207	224
Time Warner Inc			Banc of America Commercial Mortgage Trust
6.25%, 03/29/2041	450	527	2007-3
7.63%, 04/15/2031	135	180	0.43%, 06/10/2049(d),(e)	300	286
Univision Communications Inc			BB-UBS Trust
6.88%, 05/15/2019(d)	45	48	2.89%, 06/05/2030(d),(e)	350	334
8.50%, 05/15/2021(d)	180	199	BCRR Trust 2009-1
Viacom Inc			5.86%, 07/17/2040(d)	220	244
4.38%, 03/15/2043	402	357	CD 2006-CD3 Mortgage Trust
5.25%, 04/01/2044	115	117	5.62%, 10/15/2048	505	547
5.85%, 09/01/2043	80	88	COMM 2007-C9 Mortgage Trust
VTR Finance BV			5.80%, 12/10/2049(e)	1,000	1,016
6.88%, 01/15/2024(d)	450	468	Credit Suisse Commercial Mortgage Trust
WideOpenWest Finance LLC /			Series 2006-C5
WideOpenWest Capital Corp			0.73%, 12/15/2039(e)	2,791	46
13.38%, 10/15/2019	245	287	Credit Suisse Commercial Mortgage Trust
10.25%, 07/15/2019(d),(f)	50	57	Series 2007-C3
		$8,873	5.68%, 06/15/2039(e)	368	401
Mining - 1.03%			Credit Suisse First Boston Mortgage Securities
Barrick Gold Corp			Corp
			0.76%, 11/15/2037(d),(e)	8,923	31
3.85%, 04/01/2022	145	138
BHP Billiton Finance USA Ltd			4.77%, 07/15/2037	335	343
2.05%, 09/30/2018	700	702	CSMC Series 2009-RR1
			5.38%, 02/15/2040(d)	385	420
Corp Nacional del Cobre de Chile
5.63%, 10/18/2043(d)	200	205

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
CSMC Series 2009-RR3			Morgan Stanley Capital I Trust 2007-IQ13
5.34%, 12/15/2043(d),(e)	$340	$368	5.36%, 03/15/2044(e)	$105	$115
Fannie Mae REMIC Trust 2005-W2			Morgan Stanley Reremic Trust
0.35%, 05/25/2035(e)	185	182	4.97%, 04/16/2040(d)	525	532
Fannie Mae REMICS			MSBAM Commercial Mortgage Securities
2.25%, 07/25/2040	517	504	Trust 2012-CKSV
3.50%, 05/25/2027(e)	1,286	173	1.15%, 10/15/2022(d),(e)	3,811	288
3.50%, 09/25/2027(e)	937	134	3.28%, 10/15/2022(d)	505	478
3.50%, 11/25/2027(e)	503	71	RBSCF Trust 2009-RR1
3.50%, 07/25/2028(e)	982	138	5.76%, 09/17/2039(d),(e)	96	97
3.50%, 07/25/2040	396	403	Residential Asset Securitization Trust 2004-
4.00%, 02/25/2029(e)	2,154	317	A10
4.50%, 12/25/2040(e)	1,005	180	5.50%, 02/25/2035	81	82
6.35%, 03/25/2022(e)	176	22	UBS Commercial Mortgage Trust 2012-C1
6.60%, 11/25/2036(e)	587	92	3.40%, 05/10/2045(e)	150	150
FHLMC Multifamily Structured Pass Through			UBS-Barclays Commercial Mortgage Trust
Certificates			2012-C3
2.22%, 12/25/2018(e)	100	101	3.09%, 08/10/2049(e)	255	248
2.70%, 05/25/2018	500	518	UBS-Barclays Commercial Mortgage Trust
Freddie Mac REMICS			2012-C4
0.61%, 06/15/2023(e)	26	26	1.87%, 12/10/2045(d),(e)	1,478	163
0.75%, 08/15/2018(e)	178	179	UBS-Barclays Commercial Mortgage Trust
1.25%, 09/15/2033	3,000	3,009	2013-C5
2.75%, 03/15/2041	275	276	3.18%, 03/10/2046(e)	335	326
3.00%, 10/15/2027(e)	305	38	4.09%, 03/10/2046(d),(e)	175	153
3.50%, 10/15/2027(e)	570	77	Washington Mutual Mortgage Pass-Through
4.00%, 11/15/2025(e)	2,129	272	Certificates WMALT Series 2006-AR1 Trust
6.55%, 09/15/2026(e)	649	108	0.40%, 02/25/2036(e)	155	117
6.90%, 07/15/2031(e)	380	12			$20,290
GE Commercial Mortgage Corp Series 2007-
C1 Trust			Office & Business Equipment - 0.03%
0.16%, 12/10/2049(e)	14,835	2	Xerox Corp
Ginnie Mae			2.95%, 03/15/2017	80	83
4.00%, 11/16/2028(e)	1,600	211	6.75%, 02/01/2017	10	12
4.00%, 07/20/2036(e)	1,992	184			$95
5.24%, 05/20/2041(e)	944	146	Oil & Gas - 4.33%
GS Mortgage Securities Trust 2012-GCJ7			Afren PLC
2.59%, 05/10/2045(e)	2,925	368	6.63%, 12/09/2020(d)	300	306
GS Mortgage Securities Trust 2013-GCJ12			Anadarko Petroleum Corp
3.78%, 06/10/2046(e)	250	243	5.95%, 09/15/2016	415	460
HomeBanc Mortgage Trust 2005-5			6.45%, 09/15/2036	15	18
0.49%, 01/25/2036(e)	814	657	Antero Resources Finance Corp
JP Morgan Chase Commercial Mortgage			5.38%, 11/01/2021(d)	85	86
Securities Corp			BP Capital Markets PLC
1.94%, 12/15/2047(e)	3,964	404	2.24%, 09/26/2018	235	237
JP Morgan Chase Commercial Mortgage			Canadian Natural Resources Ltd
Securities Trust 2004-LN2			3.80%, 04/15/2024	135	136
5.12%, 07/15/2041	191	192	Carrizo Oil & Gas Inc
JP Morgan Chase Commercial Mortgage			7.50%, 09/15/2020	125	137
Securities Trust 2006-CIBC17			8.63%, 10/15/2018	120	129
5.43%, 12/12/2043	370	400	Chaparral Energy Inc
JP Morgan Chase Commercial Mortgage			7.63%, 11/15/2022	10	11
Securities Trust 2011-C5			9.88%, 10/01/2020	90	102
3.15%, 08/15/2046	334	349	Chesapeake Energy Corp
JP Morgan Chase Commercial Mortgage			5.75%, 03/15/2023	110	116
Securities Trust 2013-C16			6.13%, 02/15/2021	95	104
1.38%, 12/15/2046(e)	12,460	911	Chevron Corp
LB-UBS Commercial Mortgage Trust 2005-			1.72%, 06/24/2018	240	239
C7			CNOOC Finance 2013 Ltd
5.32%, 11/15/2040	350	367	3.00%, 05/09/2023	350	317
LB-UBS Commercial Mortgage Trust 2007-			Concho Resources Inc
C1			7.00%, 01/15/2021	70	77
0.41%, 02/15/2040(e)	17,275	209	ConocoPhillips
LB-UBS Commercial Mortgage Trust 2007-			5.75%, 02/01/2019	130	152
C2			Continental Resources Inc/OK
5.43%, 02/15/2040	280	309	4.50%, 04/15/2023	210	217
Morgan Stanley Capital I Trust 2007-HQ12			5.00%, 09/15/2022	80	84
5.58%, 04/12/2049(e)	225	245	Devon Energy Corp
5.58%, 04/12/2049(e)	1,226	1,252	2.25%, 12/15/2018	680	676

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)			Oil & Gas (continued)
Diamond Offshore Drilling Inc			Seadrill Ltd
4.88%, 11/01/2043	$10	$10	5.63%, 09/15/2017(d)	$220	$229
Dolphin Energy Ltd			Sibur Securities Ltd
5.50%, 12/15/2021	250	282	3.91%, 01/31/2018(d)	400	367
Ecopetrol SA			Statoil ASA
5.88%, 09/18/2023	400	437	1.20%, 01/17/2018	245	240
Encana Corp			Talisman Energy Inc
5.15%, 11/15/2041	150	154	3.75%, 02/01/2021	360	358
EP Energy LLC / EP Energy Finance Inc			5.50%, 05/15/2042	155	154
9.38%, 05/01/2020	105	121	7.75%, 06/01/2019	325	393
GeoPark Latin America Ltd Agencia en Chile			Total Capital International SA
7.50%, 02/11/2020(d)	200	206	1.50%, 02/17/2017	260	264
GS Caltex Corp			1.55%, 06/28/2017	45	45
3.25%, 10/01/2018(d)	250	252	Total Capital SA
Halcon Resources Corp			2.13%, 08/10/2018	10	10
8.88%, 05/15/2021	120	125	Transocean Inc
9.25%, 02/15/2022(d)	50	52	6.50%, 11/15/2020	415	466
9.75%, 07/15/2020	15	16			$13,704
9.75%, 07/15/2020(d)	35	38
KazMunayGas National Co JSC			Oil & Gas Services - 0.49%
4.40%, 04/30/2023(d)	350	330	Cameron International Corp
7.00%, 05/05/2020	130	147	1.15%, 12/15/2016	235	235
Kerr-McGee Corp			6.38%, 07/15/2018	380	440
6.95%, 07/01/2024	125	152	Hornbeck Offshore Services Inc
7.88%, 09/15/2031	255	331	5.00%, 03/01/2021	65	64
Kodiak Oil & Gas Corp			Key Energy Services Inc
5.50%, 01/15/2021	115	118	6.75%, 03/01/2021	100	105
5.50%, 02/01/2022	40	41	Weatherford International LLC
8.13%, 12/01/2019	90	100	6.35%, 06/15/2017	125	141
Linn Energy LLC / Linn Energy Finance			Weatherford International Ltd/Bermuda
Corp			5.95%, 04/15/2042	365	393
7.25%, 11/01/2019(d),(e)	80	83	6.50%, 08/01/2036	150	168
Nabors Industries Inc					$1,546
2.35%, 09/15/2016(d)	170	174	Other Asset Backed Securities - 2.12%
Northern Blizzard Resources Inc			CNH Equipment Trust 2013-D
7.25%, 02/01/2022(d)	110	113	0.49%, 03/15/2017	500	500
Oasis Petroleum Inc			Countrywide Asset-Backed Certificates
6.50%, 11/01/2021	65	70	0.40%, 03/25/2036(e)	371	292
6.88%, 03/15/2022(d)	45	49	0.67%, 06/25/2035(e)	95	94
6.88%, 01/15/2023	140	152	GE Equipment Midticket LLC
Ocean Rig UDW Inc			0.47%, 01/22/2015	54	54
7.25%, 04/01/2019(d)	175	175	GreatAmerica Leasing Receivables
Pacific Drilling SA			0.61%, 05/15/2016(d),(e)	500	500
5.38%, 06/01/2020(d)	150	149	JP Morgan Mortgage Acquisition Trust 2007-
Pacific Rubiales Energy Corp			CH3
5.13%, 03/28/2023(d)	250	243	0.30%, 03/25/2037(e)	581	554
7.25%, 12/12/2021(d)	375	412	MSDWCC Heloc Trust 2005-1
PDC Energy Inc			0.53%, 07/25/2017(e)	41	40
7.75%, 10/15/2022	170	186	Nationstar Mortgage Advance Receivables
Petrobras Global Finance BV			Trust 2013-T2
3.25%, 03/17/2017	525	527	1.68%, 06/20/2046(d),(e)	475	473
Petrobras International Finance Co			Trade MAPS 1 Ltd
5.38%, 01/27/2021	390	394	0.85%, 12/10/2018(c),(d),(e)	1,500	1,505
Petroleos de Venezuela SA			Volvo Financial Equipment LLC
5.25%, 04/12/2017	150	112	0.54%, 11/15/2016(d),(e)	1,500	1,500
Petroleos Mexicanos			Volvo Financial Equipment LLC Series 2013-
4.88%, 01/24/2022	550	575	1
QGOG Constellation SA			0.53%, 11/16/2015(d),(e)	799	799
6.25%, 11/09/2019(d)	250	250	Washington Mutual Asset-Backed Certificates
RKI Exploration & Production LLC / RKI			WMABS Series 2006-HE1 Trust
Finance Corp			0.33%, 04/25/2036(e)	441	412
8.50%, 08/01/2021(d)	138	149			$6,723
Rosneft Oil Co via Rosneft International
Finance Ltd			Packaging & Containers - 0.52%
4.20%, 03/06/2022(d)	250	221	ARD Finance SA
Rowan Cos Inc			11.13%, PIK 11.13%, 06/01/2018(d),(g)	200	219
4.75%, 01/15/2024	325	329	Beverage Packaging Holdings Luxembourg II
5.00%, 09/01/2017	275	299	SA / Beverage Packaging Holdings II
			5.63%, 12/15/2016(d)	25	26
			6.00%, 06/15/2017(d)	40	41

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Packaging & Containers (continued)			Pipelines (continued)
Crown Cork & Seal Co Inc			Western Gas Partners LP (continued)
7.38%, 12/15/2026	$142	$158	4.00%, 07/01/2022	$295	$292
Exopack Holding Corp			5.45%, 04/01/2044	780	795
10.00%, 06/01/2018(d)	160	174	Williams Partners LP
Packaging Corp of America			4.30%, 03/04/2024	310	311
4.50%, 11/01/2023	330	341			$4,328
Rock-Tenn Co
3.50%, 03/01/2020	565	573	Real Estate - 0.13%
4.00%, 03/01/2023	120	121	Crescent Resources LLC / Crescent Ventures
		$1,653	Inc
			10.25%, 08/15/2017(d)	110	123
Pharmaceuticals - 1.21%			WP Carey Inc
Express Scripts Holding Co			4.60%, 04/01/2024	300	300
2.75%, 11/21/2014	370	376			$423
4.75%, 11/15/2021	200	217
6.13%, 11/15/2041	425	504	REITS- 0.72%
Forest Laboratories Inc			ARC Properties Operating Partnership
4.38%, 02/01/2019(d)	1,315	1,384	LP/Clark Acquisition LLC
4.88%, 02/15/2021(d)	55	58	2.00%, 02/06/2017(d)	350	350
5.00%, 12/15/2021(d)	30	32	3.00%, 02/06/2019(d)	255	254
GlaxoSmithKline Capital Inc			DDR Corp
5.38%, 04/15/2034	55	63	4.63%, 07/15/2022	275	288
Grifols Worldwide Operations Ltd			DuPont Fabros Technology LP
5.25%, 04/01/2022(d)	200	205	5.88%, 09/15/2021	65	69
McKesson Corp			HCP Inc
3.25%, 03/01/2016	115	120	2.63%, 02/01/2020	235	229
3.80%, 03/15/2024	210	210	iStar Financial Inc
Novartis Capital Corp			4.88%, 07/01/2018	35	36
4.40%, 05/06/2044	90	91	9.00%, 06/01/2017	80	94
Par Pharmaceutical Cos Inc			Prologis LP
7.38%, 10/15/2020	50	54	4.25%, 08/15/2023	155	158
Salix Pharmaceuticals Ltd			6.88%, 03/15/2020	112	132
6.00%, 01/15/2021(d)	90	96	Ventas Realty LP / Ventas Capital Corp
Valeant Pharmaceuticals International Inc			2.70%, 04/01/2020	365	355
5.63%, 12/01/2021(d)	25	26	4.75%, 06/01/2021	280	302
7.50%, 07/15/2021(d)	195	219			$2,267
Wyeth LLC			Retail - 0.88%
6.00%, 02/15/2036	90	110	Building Materials Holding Corp
Zoetis Inc			9.00%, 09/15/2018(d)	65	72
1.15%, 02/01/2016	75	75	CVS Caremark Corp
		$3,840	2.25%, 12/05/2018	385	385
Pipelines - 1.37%			4.13%, 05/15/2021	145	154
Buckeye Partners LP			5.75%, 05/15/2041	65	75
2.65%, 11/15/2018	75	74	CVS Pass-Through Trust
			5.93%, 01/10/2034(d)	180	201
DCP Midstream LLC			7.51%, 01/10/2032(d)	55	67
5.85%, 05/21/2043(d),(e)	125	118
El Paso Pipeline Partners Operating Co LLC			Landry's Holdings II Inc
			10.25%, 01/01/2018(d)	120	128
4.70%, 11/01/2042	220	196	Landry's Inc
5.00%, 10/01/2021	220	233	9.38%, 05/01/2020(d)	85	94
Energy Transfer Partners LP
5.95%, 10/01/2043	305	328	Macy's Retail Holdings Inc
Enterprise Products Operating LLC			5.75%, 07/15/2014	180	183
3.90%, 02/15/2024	20	20	5.90%, 12/01/2016	420	467
Kinder Morgan Energy Partners LP			6.38%, 03/15/2037	185	224
2.65%, 02/01/2019	290	290	6.90%, 04/01/2029	25	30
5.63%, 09/01/2041	135	138	Michaels FinCo Holdings LLC / Michaels
Kinder Morgan Inc/DE			FinCo Inc
5.00%, 02/15/2021(d)	45	45	7.50%, PIK 8.25%, 08/01/2018(d),(g)	90	93
5.63%, 11/15/2023(d)	75	74	Michaels Stores Inc
			5.88%, 12/15/2020(d)	46	47
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022(d)	110	115	Neiman Marcus Group LTD LLC
			8.75%, 10/15/2021(d)	150	166
Spectra Energy Partners LP
4.75%, 03/15/2024	330	348	New Academy Finance Co LLC / New
TransCanada PipeLines Ltd			Academy Finance Corp
			8.00%, PIK 8.75%, 06/15/2018(d),(g)	155	159
4.63%, 03/01/2034	175	179	Petco Holdings Inc
Transportadora de Gas Internacional SA ESP			8.50%, PIK 9.25%, 10/15/2017(d),(g)	110	112
5.70%, 03/20/2022	250	260
Western Gas Partners LP
2.60%, 08/15/2018	510	512

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)

Retail (continued)			Telecommunications (continued)
Suburban Propane Partners LP/Suburban			Cellco Partnership / Verizon Wireless Capital
Energy Finance Corp			LLC
7.38%, 03/15/2020	$135	$144	8.50%, 11/15/2018	$32	$41
		$2,801	Cisco Systems Inc
			3.63%, 03/04/2024	250	252
Savings & Loans - 0.25%			Digicel Group Ltd
Santander Holdings USA Inc/PA			7.13%, 04/01/2022(d),(f)	200	202
3.00%, 09/24/2015	770	793	8.25%, 09/30/2020(d)	200	214
			10.50%, 04/15/2018(d)	150	159
Semiconductors - 0.04%			Digicel Ltd
Intel Corp			8.25%, 09/01/2017	400	416
4.25%, 12/15/2042	120	114	Eileme 2 AB
			11.63%, 01/31/2020(d)	200	238
			Embarq Corp
Software - 0.21%			8.00%, 06/01/2036	100	104
Activision Blizzard Inc			Goodman Networks Inc
5.63%, 09/15/2021(d)	120	128	12.13%, 07/01/2018(d)	95	101
6.13%, 09/15/2023(d)	145	158
			12.13%, 07/01/2018	80	85
Oracle Corp			Intelsat Jackson Holdings SA
2.38%, 01/15/2019	385	390	5.50%, 08/01/2023(d)	210	206
		$676	7.25%, 10/15/2020	55	60
Sovereign - 0.31%			Intelsat Luxembourg SA
Brazilian Government International Bond			7.75%, 06/01/2021(d)	380	400
4.25%, 01/07/2025	300	290	8.13%, 06/01/2023(d)	115	122
Hungary Government International Bond			Level 3 Financing Inc
5.38%, 03/25/2024	200	200	6.13%, 01/15/2021 (d)	40	42
5.75%, 11/22/2023	170	176	8.13%, 07/01/2019	155	170
Mexico Government International Bond			NII Capital Corp
3.50%, 01/21/2021	150	152	7.63%, 04/01/2021	145	41
Romanian Government International Bond			NII International Telecom SCA
4.88%, 01/22/2024(d)	150	152	7.88%, 08/15/2019(d)	30	20
		$970	11.38%, 08/15/2019(d)	30	21
			Ooredoo International Finance Ltd
Student Loan Asset Backed Securities - 2.72%			3.25%, 02/21/2023	250	235
SLM Private Education Loan Trust 2012-A			SBA Tower Trust
1.55%, 08/15/2025(d),(e)	87	88	4.25%, 04/15/2040(d),(e)	415	429
SLM Private Education Loan Trust 2012-B			SoftBank Corp
1.25%, 12/15/2021(d),(e)	1,353	1,359	4.50%, 04/15/2020(d)	455	453
SLM Private Education Loan Trust 2012-C			Sprint Capital Corp
1.25%, 08/15/2023(d),(e)	165	166	6.88%, 11/15/2028	85	83
SLM Private Education Loan Trust 2012-E			Sprint Communications Inc
0.90%, 06/15/2016(d),(e)	589	590	6.00%, 11/15/2022	115	117
SLM Private Education Loan Trust 2013-A			7.00%, 08/15/2020	235	256
0.75%, 08/15/2022(d),(e)	2,559	2,564	9.00%, 11/15/2018(d)	45	55
SLM Student Loan Trust 2008-5			9.13%, 03/01/2017	25	30
1.34%, 10/25/2016(e)	39	39	Sprint Corp
SLM Student Loan Trust 2008-6			7.13%, 06/15/2024(d)	45	47
0.79%, 10/25/2017(e)	330	331	7.88%, 09/15/2023(d)	105	116
SLM Student Loan Trust 2012-7			Telefonica Emisiones SAU
0.31%, 02/27/2017(e)	397	397	3.19%, 04/27/2018	265	271
SLM Student Loan Trust 2013-5			4.57%, 04/27/2023	150	153
0.41%, 05/25/2018(e)	624	624	5.13%, 04/27/2020	640	692
SLM Student Loan Trust 2013-6			5.46%, 02/16/2021	195	214
0.43%, 02/25/2019(e)	2,457	2,458	6.42%, 06/20/2016	95	105
		$8,616	T-Mobile USA Inc
Telecommunications - 3.83%			6.13%, 01/15/2022	20	21
Altice Finco SA			6.25%, 04/01/2021	145	153
8.13%, 01/15/2024(d)	200	216	6.50%, 01/15/2024	30	31
America Movil SAB de CV			6.63%, 04/28/2021	85	91
5.00%, 10/16/2019	200	221	UPCB Finance VI Ltd
			6.88%, 01/15/2022(d)	150	164
AT&T Inc
2.38%, 11/27/2018	200	201	Verizon Communications Inc
4.35%, 06/15/2045	479	423	0.70%, 11/02/2015	35	35
5.80%, 02/15/2019	170	196	3.45%, 03/15/2021	305	309
B Communications Ltd			3.50%, 11/01/2021	375	378
7.38%, 02/15/2021(d)	35	37	3.65%, 09/14/2018	190	202
CC Holdings GS V LLC / Crown Castle GS III			5.15%, 09/15/2023	85	93
Corp			6.25%, 04/01/2037	25	29
3.85%, 04/15/2023	520	506	6.40%, 09/15/2033	850	1,009

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)			Building Materials - 0.12%
Verizon Communications Inc (continued)			CPG International Inc, Term Loan B
6.55%, 09/15/2043	$470	$572	4.75%, 09/30/2020(e)	$114	$115
6.90%, 04/15/2038	175	217	GYP Holdings III Corp, Term Loan
VimpelCom Holdings BV			0.00%, 03/26/2021(e),(h)	125	124
5.20%, 02/13/2019(d)	400	378	0.00%, 03/25/2022(e),(h)	145	146
7.50%, 03/01/2022	200	203			$385
Wind Acquisition Finance SA
11.75%, 07/15/2017(d)	120	126	Chemicals - 0.29%
Wind Acquisition Holdings Finance SA			Allnex Luxembourg & CY SCA, Term Loan
12.25%, 07/15/2017(d)	162	170	8.25%, 03/12/2020(e)	240	244
		$12,131	AZ Chem US Inc, Term Loan B
			5.27%, 02/21/2017(e)	83	83
Transportation - 0.63%			Eagle Spinco Inc, Term Loan B
Burlington Northern Santa Fe LLC			3.50%, 01/28/2017(e)	123	123
4.45%, 03/15/2043	115	110	Ineos US Finance LLC, Term Loan B
CSX Corp			3.75%, 05/04/2018(e)	185	184
3.70%, 10/30/2020	320	331	Taminco Global Chemical Corp, Term Loan
5.50%, 04/15/2041	185	206	B
6.25%, 03/15/2018	200	231	3.25%, 02/15/2019(e)	158	158
7.38%, 02/01/2019	170	207	3.25%, 02/15/2019(e)	128	128
Eletson Holdings					$920
9.63%, 01/15/2022(d)	110	116
FedEx Corp			Coal- 0.13%
5.10%, 01/15/2044	195	202	Arch Coal Inc, Term Loan
			6.25%, 05/16/2018(e)	140	137
Navios Maritime Acquisition Corp / Navios			Patriot Coal Corp, Term Loan EXIT
Acquisition Finance US Inc			10.25%, 12/18/2018 (e)	265	265
8.13%, 11/15/2021(d)	240	250
Navios Maritime Holdings Inc / Navios					$402
Maritime Finance II US Inc			Commercial Services - 0.09%
7.38%, 01/15/2022(d)	115	118	Envision Healthcare Corp, Term Loan B
Navios South American Logistics Inc / Navios			4.00%, 05/25/2018(e)	35	34
Logistics Finance US Inc			Interactive Data Corp, Term Loan B
9.25%, 04/15/2019	35	37	3.75%, 02/11/2018(e)	201	201
PHI Inc			TMS International Corp, Term Loan B
5.25%, 03/15/2019(d)	55	56	4.50%, 10/04/2020(e)	50	50
Swift Services Holdings Inc					$285
10.00%, 11/15/2018	135	148
		$2,012	Computers - 0.12%
			Oberthur Technologies of America Corp, Term
Trucking & Leasing - 0.02%			Loan B2
Jurassic Holdings III Inc			4.50%, 10/18/2019(e)	249	251
6.88%, 02/15/2021(d)	55	57	Spansion LLC, Term Loan B
			3.75%, 12/18/2019(e)	114	114
TOTAL BONDS		$187,100			$365
	Principal
CONVERTIBLE BONDS - 0.07%	Amount (000's)	Value (000's)	Consumer Products - 0.13%
			Dell International LLC, Term Loan B
Semiconductors - 0.07%			4.50%, 03/24/2020(e)	409	406
Jazz Technologies Inc
8.00%, 12/31/2018(c),(d)	230	208
			Diversified Financial Services - 0.06%
TOTAL CONVERTIBLE BONDS		$208	Delos Finance Sarl, Term Loan B
			0.00%, 02/26/2021(e),(h)	100	100
SENIOR FLOATING RATE INTERESTS -	Principal
4.43%	Amount (000's)	Value (000's)	Springleaf Financial Funding Co, Term Loan
			B2
Apparel - 0.08%			5.67%, 09/25/2019(e)	95	96
Calceus Acquisition Inc, Term Loan B1					$196
5.00%, 09/24/2020(e)	$247	$248
			Electric - 0.17%
			Dynegy Inc, Term Loan B2
Automobile Manufacturers - 0.04%			4.00%, 04/16/2020(e)	224	224
Chrysler Group LLC, Term Loan B			EFS Cogen Holdings I LLC, Term Loan B
3.50%, 05/24/2017(e)	137	136	3.75%, 11/17/2020(e)	106	106
			Texas Competitive Electric Holdings Co LLC,
Automobile Parts & Equipment - 0.03%			Term Loan NONEXT
			3.74%, 10/10/2014(e)	285	204
Schaeffler AG, Term Loan C
4.25%, 01/20/2017(e)	80	80			$534
			Electronics - 0.09%
			Isola USA Corp, Term Loan B
			9.25%, 11/29/2018(e)	289	295

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Entertainment - 0.44%			Lodging (continued)
CCM Merger Inc, Term Loan			CityCenter Holdings LLC, Term Loan B
5.00%, 03/01/2017(e)	$531	$533	5.00%, 10/09/2020(e)	$140	$140
Lions Gate Entertainment Corp, Term Loan			Hilton Worldwide Finance LLC, Term Loan
5.00%, 07/17/2020(e)	75	76	B
NEP/NCP Holdco Inc, Term Loan B			3.36%, 09/23/2020(e)	50	50
4.25%, 01/22/2020(e)	228	228			$542
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(e)	146	146	Media- 0.37%
WMG Acquisition Corp, Term Loan B			Charter Communications Operating LLC,
3.75%, 07/07/2020(e)	405	403	Term Loan E
			3.00%, 04/10/2020(e)	53	52
		$1,386	Clear Channel Communications Inc, Term
Food- 0.04%			Loan D-EXT
HJ Heinz Co, Term Loan B2			6.90%, 01/30/2019(e)	180	176
3.50%, 03/27/2020(e)	139	140	Cumulus Media Holdings Inc, Term Loan B
			4.24%, 12/23/2020(e)	136	136
			Univision Communications Inc, Term Loan
Forest Products & Paper - 0.27%			C3
Caraustar Industries Inc, Term Loan B			4.00%, 03/01/2020(e)	25	25
7.50%, 04/26/2019(e)	394	400
Exopack Holdings SA, Term Loan B			Univision Communications Inc, Term Loan
5.21%, 04/24/2019(e)	289	292	C4
			4.00%, 03/01/2020(e)	443	443
NewPage Corp, Term Loan
9.50%, 02/05/2021(e)	145	146	WideOpenWest Finance LLC, Term Loan B
			4.75%, 03/27/2019(e)	123	123
		$838	WideOpenWest Finance LLC, Term Loan B1
Healthcare - Products - 0.09%			3.75%, 07/17/2017(e)	224	224
Accellent Inc, Term Loan					$1,179
0.00%, 02/19/2021(e),(h)	180	180
Kinetic Concepts Inc, Term Loan E1			Mining - 0.07%
4.00%, 05/04/2018(e)	104	103	FMG Resources August 2006 Pty Ltd, Term
			Loan B
		$283	3.81%, 06/30/2019(e)	224	226
Healthcare - Services - 0.22%
CHS/Community Health Systems Inc, Term			Oil & Gas - 0.18%
Loan D			Chesapeake Energy Corp, Term Loan B
4.25%, 01/27/2021(e)	55	55	5.75%, 12/02/2017(e)	325	332
CHS/Community Health Systems Inc, Term			EP Energy LLC, Term Loan B3
Loan E			3.50%, 05/24/2018(e)	83	83
3.47%, 01/25/2017(e)	180	181
			Seadrill Operating LP, Term Loan B
MPH Acquisition Holdings LLC, Term Loan			0.00%, 02/12/2021(e),(h)	155	155
B					$570
0.00%, 03/19/2021(e),(h)	110	110
MultiPlan Inc, Term Loan B			Pharmaceuticals - 0.24%
4.00%, 08/26/2017(e)	135	135	Grifols Worldwide Operations USA Inc, Term
Radnet Management Inc, Term Loan B			Loan B
0.00%, 03/25/2021(e),(h)	225	223	0.00%, 03/05/2021(e),(h)	115	115
		$704	JLL/Delta Dutch Newco BV, Term Loan B
			0.00%, 01/22/2021(e),(h)	70	70
Insurance - 0.26%			NBTY Inc, Term Loan B2
Asurion LLC, Term Loan			3.50%, 10/01/2017(e)	38	38
8.50%, 02/19/2021(e)	360	371
			Par Pharmaceutical Cos Inc, Term Loan B
Asurion LLC, Term Loan B1			4.00%, 09/30/2019(e)	346	346
5.00%, 05/24/2019(e)	316	316
Asurion LLC, Term Loan B2			Valeant Pharmaceuticals International Inc,
4.25%, 06/19/2020 (e)	66	66	Term Loan BE
			3.75%, 06/26/2020(e)	189	189
CNO Financial Group Inc, Term Loan B2					$758
3.75%, 09/28/2018(e)	83	83
		$836	Pipelines - 0.02%
			NGPL PipeCo LLC, Term Loan B
Internet - 0.07%			6.75%, 05/04/2017(e)	56	55
Zayo Group LLC, Term Loan B
4.00%, 07/02/2019(e)	224	225
			REITS- 0.09%
			iStar Financial Inc, Term Loan
Lodging - 0.17%			4.50%, 10/15/2017(e)	40	41
Caesars Entertainment Operating Co Inc, Term			iStar Financial Inc, Term Loan A2
Loan B4			7.00%, 06/30/2014(e)	232	239
9.50%, 10/31/2016(e)	84	84
Caesars Entertainment Operating Co Inc, Term					$280
Loan B6
5.49%, 01/28/2018(e)	285	268

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Retail - 0.22%			Federal Home Loan Mortgage Corporation (FHLMC)
Academy Ltd, Term Loan B			(continued)
4.50%, 08/03/2018(e)	$163	$164	7.00%, 06/01/2030	$8	$9
DineEquity Inc, Term Loan B2			7.00%, 12/01/2030	4	4
3.75%, 10/19/2017 (e)	62	62	7.00%, 01/01/2031	2	2
Michaels Stores Inc, Term Loan B			7.00%, 01/01/2031	6	7
3.75%, 01/24/2020 (e)	203	203	7.00%, 02/01/2031	3	3
Neiman Marcus Group LTD LLC, Term			7.00%, 12/01/2031	38	40
			7.50%, 04/01/2030	8	9

Loan 4.25%, 10/25/2020(e)	249	250	7.50%, 09/01/2030	6	6
PVH Corp, Term Loan B			7.50%, 03/01/2031	24	26
0.00%, 02/13/2020(e),(h)	10	10	8.00%, 09/01/2030	82	92
		$689			$8,555
			Federal National Mortgage Association (FNMA) - 15.38%
Semiconductors - 0.07%			2.26%, 06/01/2043(e)	864	852
Entegris Inc, Term Loan B			2.27%, 07/01/2034(e)	5	5
0.00%, 03/25/2021(e),(h)	90	90
			2.35%, 07/01/2034(e)	41	44
Freescale Semiconductor Inc, Term Loan B4			2.39%, 03/01/2035(e)	91	96
4.25%, 03/01/2020(e)	137	138
			2.50%, 04/01/2028(i)	1,880	1,879
		$228	3.00%, 04/01/2029(i)	750	770
Software - 0.04%			3.00%, 03/01/2034	855	854
Activision Blizzard Inc, Term Loan B			3.00%, 11/01/2042	1,714	1,657
3.25%, 07/26/2020(e)	136	136	3.00%, 04/01/2043(i)	5,750	5,550
			3.00%, 05/01/2043	334	323
			3.50%, 04/01/2027	875	918
Telecommunications - 0.22%			3.50%, 04/01/2029(i)	1,400	1,468
Altice Financing SA, Delay-Draw Term Loan			3.50%, 01/01/2041	81	82
DD			3.50%, 03/01/2042	1,361	1,372
5.50%, 07/03/2019(e)	274	280
Integra Telecom Holdings Inc, Term Loan			3.50%, 06/01/2042	1,362	1,372
5.25%, 02/19/2020 (e)	74	75	3.50%, 11/01/2042	1,762	1,777
9.75%, 02/19/2020(e)	115	117	3.50%, 05/01/2043	1,639	1,651
			3.50%, 07/01/2043	684	689
Level 3 Financing Inc, Term Loan B3			3.50%, 04/01/2044(i)	500	503
3.95%, 08/01/2019(e)	85	85
NTELOS Inc, Term Loan B			4.00%, 10/01/2019	94	99
0.00%, 11/09/2019 (e),(h)	155	154	4.00%, 08/01/2020	439	465
			4.00%, 06/01/2026	899	953
		$711	4.00%, 02/01/2031	150	158
TOTAL SENIOR FLOATING RATE INTERESTS		$14,038	4.00%, 05/01/2031	333	351
U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 11/01/2040	3,059	3,185
AGENCY OBLIGATIONS - 40.82%	Amount (000's)	Value (000's)	4.00%, 03/01/2043	491	510
Federal Home Loan Mortgage Corporation (FHLMC) -			4.00%, 04/01/2044(i)	4,500	4,677
2.70%			4.50%, 07/01/2025	161	173
2.25%, 02/01/2037(e)	$25	$27	4.50%, 04/01/2039	2,155	2,298
2.61%, 02/01/2034(e)	5	6	4.50%, 05/01/2040	393	423
3.00%, 01/01/2043	570	550	4.50%, 09/01/2040	513	550
3.50%, 04/01/2042	366	368	4.50%, 11/01/2040	1,966	2,107
3.50%, 08/01/2042	1,118	1,124	4.50%, 01/01/2041	983	1,053
4.00%, 12/01/2041	578	602	4.50%, 01/01/2041	599	643
4.50%, 07/01/2024	80	85	4.50%, 09/01/2041	478	510
4.50%, 06/01/2040	352	379	5.00%, 07/01/2035	48	52
4.50%, 08/01/2040	66	71	5.00%, 12/01/2039	92	101
5.00%, 05/01/2018	259	275	5.00%, 02/01/2040	466	509
5.00%, 06/01/2031	366	402	5.00%, 05/01/2041	330	363
5.00%, 10/01/2035	127	139	5.50%, 06/01/2019	62	66
5.00%, 06/01/2037	86	93	5.50%, 07/01/2019	14	14
5.00%, 06/01/2041	2,918	3,203	5.50%, 07/01/2019	38	41
5.50%, 06/01/2024	455	504	5.50%, 08/01/2019	43	46
6.00%, 03/01/2031	18	20	5.50%, 08/01/2019	12	12
6.00%, 04/01/2031	1	1	5.50%, 10/01/2019	97	104
6.00%, 06/01/2032	65	74	5.50%, 10/01/2019	61	66
6.00%, 10/01/2032	41	46	5.50%, 12/01/2022	65	71
6.00%, 01/01/2038	195	218	5.50%, 07/01/2033	766	852
6.50%, 04/01/2016	4	4	5.50%, 04/01/2035	106	118
6.50%, 03/01/2029	9	11	5.50%, 08/01/2036	1,390	1,538
6.50%, 05/01/2029	14	16	5.50%, 02/01/2037	22	25
6.50%, 04/01/2031	6	7	5.50%, 05/01/2040	147	164
6.50%, 02/01/2032	14	16	5.50%, 05/01/2040	152	168
6.50%, 05/01/2032	12	14	5.50%, 07/01/2040	1,559	1,726
6.50%, 05/01/2032	31	35	5.74%, 02/01/2036(e)	54	59
6.50%, 04/01/2035	30	33	6.00%, 05/01/2031	7	8
7.00%, 12/01/2029	31	34

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury (continued)
6.00%, 07/01/2035	$378	$424	3.88%, 08/15/2040	$1,325	$1,412
6.00%, 02/01/2037	837	930	4.13%, 05/15/2015	35	37
6.00%, 02/01/2038	197	220	4.38%, 05/15/2040	1,900	2,194
6.50%, 03/01/2032	12	13			$48,425
6.50%, 07/01/2037	73	81	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.50%, 07/01/2037	101	113	OBLIGATIONS		$129,289
6.50%, 02/01/2038	76	85	Total Investments		$346,837
6.50%, 03/01/2038	49	55	Liabilities in Excess of Other Assets, Net - (9.50)%		$(30,077)
6.50%, 09/01/2038	577	647	TOTAL NET ASSETS - 100.00%		$316,760
7.00%, 02/01/2032	18	20
		$48,708
Government National Mortgage Association (GNMA) -			(a) Non-Income Producing Security
7.45%			(b) Security is Illiquid
1.50%, 07/20/2043(e)	720	734	(c)		Fair value of these investments is determined in good faith by the
1.63%, 01/20/2035(e)	54	56	Manager under procedures established and periodically reviewed by the
2.00%, 04/20/2043(e)	956	991	Board of Directors. At the end of the period, the fair value of these
3.00%, 04/01/2043	1,500	1,475	securities totaled $2,025 or 0.64% of net assets.
3.50%, 10/15/2042	93	95	(d)		Security exempt from registration under Rule 144A of the Securities Act of
3.50%, 08/15/2043	491	502	1933. These securities may be resold in transactions exempt from
3.50%, 04/01/2044(i)	5,000	5,101	registration, normally to qualified institutional buyers. Unless otherwise
4.00%, 10/15/2041	752	792	indicated, these securities are not considered illiquid. At the end of the
4.00%, 02/15/2042	385	405	period, the value of these securities totaled $55,818 or 17.62% of net
4.00%, 07/20/2042	58	61	assets.
4.00%, 04/01/2044	1,500	1,576	(e)	Variable Rate. Rate shown is in effect at March 31, 2014.
4.00%, 04/01/2044(i)	2,750	2,888	(f) Security purchased on a when-issued basis.
4.50%, 09/15/2039	1,466	1,591	(g)		Payment in kind; the issuer has the option of paying additional securities
4.50%, 01/20/2040	386	416	in lieu of cash.
4.50%, 08/20/2040	779	842	(h)		This Senior Floating Rate Note will settle after March 31, 2014, at which
4.50%, 10/20/2040	292	315	time the interest rate will be determined.
4.50%, 11/15/2040	315	342	(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.50%, 04/01/2044	1,800	1,940	Notes to Financial Statements for additional information.
5.00%, 02/15/2034	647	714	(j)		Security or a portion of the security was pledged to cover margin
5.00%, 10/15/2034	230	253	requirements for swap and/or swaption contracts. At the end of the period,
5.00%, 10/20/2039	172	188	the value of these securities totaled $675 or 0.21% of net assets.
5.00%, 07/20/2040	90	99	(k)		Security or a portion of the security was pledged to cover margin
5.00%, 09/20/2041	424	464	requirements for futures contracts. At the end of the period, the value of
5.00%, 06/20/2042	206	225	these securities totaled $50 or 0.02% of net assets.
5.50%, 12/20/2033	321	359
5.50%, 05/20/2035	37	42
6.00%, 01/20/2029	58	67
6.00%, 07/20/2029	10	11	Portfolio Summary (unaudited)
6.00%, 12/15/2033	54	62	Sector		Percent
6.00%, 12/20/2036	205	233	Mortgage Securities		31.93%
6.50%, 03/20/2028	9	10	Government		15.60%
6.50%, 05/20/2029	8	9	Financial		13.07%
6.50%, 12/15/2032	612	691	Asset Backed Securities		9.22%
7.00%, 03/15/2031	16	18	Communications		7.59%
7.50%, 05/15/2029	20	21	Energy		6.52%
8.00%, 12/15/2030	11	13	Consumer, Non-cyclical		6.35%
		$23,601	Exchange Traded Funds		4.62%
			Consumer, Cyclical		4.23%
U.S. Treasury - 15.29%			Industrial		3.29%
0.25%, 05/15/2015	235	235	Basic Materials		3.09%
0.38%, 03/15/2016	3,000	2,998	Utilities		2.66%
0.63%, 05/31/2017	3,585	3,544	Technology		1.14%
0.88%, 04/30/2017	200	199	Diversified		0.19%
1.00%, 08/31/2016(j)	6,320	6,376	Liabilities in Excess of Other Assets, Net		(9.50)%
1.00%, 10/31/2016	3,250	3,274	TOTAL NET ASSETS		100.00%
1.00%, 03/31/2017(k)	3,475	3,484
1.00%, 05/31/2018	3,350	3,289
1.25%, 10/31/2015	2,200	2,234
1.25%, 10/31/2018	1,800	1,771
1.50%, 07/31/2016	3,695	3,773
1.88%, 08/31/2017(j)	5,200	5,332
2.38%, 12/31/2020	2,700	2,721
2.63%, 01/31/2018	1,700	1,784
3.13%, 05/15/2019	1,150	1,227
3.13%, 11/15/2041	125	116
3.13%, 02/15/2042	290	268
3.38%, 11/15/2019	2,000	2,157

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
March 31, 2014 (unaudited)

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.20	(5.00)%	12/20/2018	$3,000	$(263	) $	(245)	$(18)
Barclays Bank PLC	CDX.NA.HY.20	(5.00)%	06/20/2018	250	(22)		(11)	(11)
Total					$(285	) $	(256)	$(29)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value		Unrealized Appreciation/ (Depreciation)
	CDX.NA.HY.20	(5.00)%	06/20/2018	$7,000	$(614)			$(416)
Total					$(614)			$(416)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 13.14%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 13.14%				BONDS (continued)	Amount (000's)	Value(000	's)
Goldman Sachs Financial Square Funds -	180,861,058	$180,861		Agriculture (continued)
Money Market Fund				Reynolds American Inc
				4.85%, 09/15/2023	$350	$367
TOTAL INVESTMENT COMPANIES		$180,861				$4,447
	Principal
BONDS- 33.68%	Amount (000's)	Value(000	's)	Airlines - 0.07%
				American Airlines 2011-1 Class A Pass
Advertising - 0.01%				Through Trust
Omnicom Group Inc				5.25%, 07/31/2022(b)	162	176
4.45%, 08/15/2020	$128	$137		Continental Airlines 2010-1 Class A Pass
				Through Trust
				4.75%, 01/12/2021(b)	44	47
Aerospace & Defense - 0.33%				Continental Airlines 2012-2 Class A Pass
Boeing Capital Corp				Through Trust
4.70%, 10/27/2019	33	37		4.00%, 04/29/2026(b)	200	202
Boeing Co/The				Delta Air Lines 2007-1 Class A Pass Through
3.75%, 11/20/2016	51	55		Trust
5.88%, 02/15/2040	154	190		6.82%, 02/10/2024	83	98
7.95%, 08/15/2024	200	272		UAL 2009-2A Pass Through Trust
Exelis Inc				9.75%, 01/15/2017	155	178
4.25%, 10/01/2016	128	135		US Airways 2013-1 Class A Pass Through
L-3 Communications Corp				Trust
4.95%, 02/15/2021	277	297		3.95%, 11/15/2025(b)	200	202
Lockheed Martin Corp
2.13%, 09/15/2016	100	103				$903
3.35%, 09/15/2021	102	104		Apparel - 0.03%
4.07%, 12/15/2042	47	44		NIKE Inc
Northrop Grumman Corp				2.25%, 05/01/2023	200	185
1.75%, 06/01/2018	1,000	984		3.63%, 05/01/2043	200	177
3.50%, 03/15/2021	277	279				$362
Raytheon Co
3.13%, 10/15/2020	77	78		Automobile Asset Backed Securities - 0.22%
4.88%, 10/15/2040	154	164		Ally Auto Receivables Trust 2012-3
				1.06%, 02/15/2017(a)	349	352
United Technologies Corp
3.10%, 06/01/2022	950	948		Ally Auto Receivables Trust 2012-4
4.50%, 04/15/2020	74	81		0.59%, 01/17/2017	150	150
4.50%, 06/01/2042	200	204		Ally Auto Receivables Trust 2013-2
4.88%, 05/01/2015	200	209		1.24%, 11/15/2018	500	499
5.38%, 12/15/2017	102	116		CarMax Auto Owner Trust 2013-4
5.70%, 04/15/2040	51	61		0.80%, 07/16/2018	500	500
6.13%, 07/15/2038	18	23		Ford Credit Auto Owner Trust 2012-A
6.70%, 08/01/2028	175	223		1.15%, 06/15/2017	500	504
		$4,607		Ford Credit Auto Owner Trust 2012-B
				1.00%, 09/15/2017	400	402
Agriculture - 0.32%				Nissan Auto Receivables 2012-A Owner
Altria Group Inc				Trust
4.00%, 01/31/2024	350	351		1.00%, 07/16/2018	150	151
4.13%, 09/11/2015	36	38		World Omni Auto Receivables Trust 2013-B
4.75%, 05/05/2021	128	140		1.32%, 01/15/2020(a)	515	512
5.38%, 01/31/2044	200	209				$3,070
9.25%, 08/06/2019	126	166
9.70%, 11/10/2018	51	67		Automobile Manufacturers - 0.12%
9.95%, 11/10/2038	57	91		Daimler Finance North America LLC
10.20%, 02/06/2039	68	112		8.50%, 01/18/2031	102	151
Archer-Daniels-Midland Co				Ford Motor Co
4.48%, 03/01/2021(a)	128	139		4.75%, 01/15/2043	400	387
5.38%, 09/15/2035	892	1,007		7.45%, 07/16/2031	100	128
Bunge Ltd Finance Corp				Toyota Motor Credit Corp
4.10%, 03/15/2016	77	81		0.88%, 07/17/2015	300	302
Lorillard Tobacco Co				1.25%, 10/05/2017	400	396
6.88%, 05/01/2020	500	585		2.05%, 01/12/2017	77	79
8.13%, 06/23/2019	36	44		2.63%, 01/10/2023	100	95
8.13%, 05/01/2040	25	32		3.20%, 06/17/2015	38	39
Philip Morris International Inc				3.30%, 01/12/2022	77	78
1.13%, 08/21/2017	100	99				$1,655
2.50%, 05/16/2016	128	133		Automobile Parts & Equipment - 0.02%
2.90%, 11/15/2021	51	50		Johnson Controls Inc
4.38%, 11/15/2041	51	49		3.75%, 12/01/2021	77	80
4.50%, 03/26/2020	131	144		5.00%, 03/30/2020	64	71
4.50%, 03/20/2042	400	391		5.25%, 12/01/2041	128	135
5.65%, 05/16/2018	25	29				$286
6.38%, 05/16/2038	100	123

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks- 5.40%				Banks (continued)
Abbey National Treasury Services				Citigroup Inc
PLC/London				1.30%, 11/15/2016	$250	$250
3.05%, 08/23/2018	$500	$515		1.70%, 07/25/2016	300	303
American Express Centurion Bank				2.25%, 08/07/2015	170	173
0.88%, 11/13/2015	400	401		2.65%, 03/02/2015	128	130
Bank of America Corp				3.50%, 05/15/2023	600	566
1.25%, 01/11/2016	100	101		3.95%, 06/15/2016	257	272
1.35%, 11/21/2016	500	501		4.05%, 07/30/2022	200	201
1.50%, 10/09/2015	200	202		4.45%, 01/10/2017	154	166
2.00%, 01/11/2018	500	499		4.50%, 01/14/2022	154	163
2.60%, 01/15/2019	750	753		4.59%, 12/15/2015	64	68
3.30%, 01/11/2023	300	289		4.88%, 05/07/2015	100	104
3.63%, 03/17/2016	180	189		5.88%, 02/22/2033	200	213
3.70%, 09/01/2015	130	135		5.88%, 01/30/2042	328	376
3.88%, 03/22/2017	200	213		6.00%, 10/31/2033	115	124
4.50%, 04/01/2015	165	171		6.13%, 11/21/2017	328	376
4.75%, 08/01/2015	25	26		6.13%, 05/15/2018	300	345
5.30%, 09/30/2015	25	27		6.63%, 06/15/2032	112	129
5.42%, 03/15/2017	201	221		8.13%, 07/15/2039	228	330
5.63%, 07/01/2020	180	205		8.50%, 05/22/2019	728	928
5.65%, 05/01/2018	455	514		Commonwealth Bank of Australia/New York
5.70%, 01/24/2022	580	665		NY
5.88%, 02/07/2042	228	264		1.13%, 03/13/2017	500	498
6.00%, 09/01/2017	265	301		1.25%, 09/18/2015	200	202
6.05%, 05/16/2016	224	245		2.50%, 09/20/2018	200	203
6.11%, 01/29/2037	450	503		Cooperatieve Centrale Raiffeisen-
6.50%, 08/01/2016	890	997		Boerenleenbank BA/Netherlands
6.88%, 04/25/2018	205	242		3.38%, 01/19/2017	128	136
7.63%, 06/01/2019	300	369		3.88%, 02/08/2022	328	340
Bank of America NA				3.95%, 11/09/2022	300	298
1.13%, 11/14/2016	300	299		4.50%, 01/11/2021	51	55
1.25%, 02/14/2017	350	349		5.25%, 05/24/2041	500	540
Bank of Montreal				Credit Suisse/New York NY
1.45%, 04/09/2018	300	296		3.50%, 03/23/2015	250	257
2.50%, 01/11/2017	228	236		5.40%, 01/14/2020	200	223
Bank of New York Mellon Corp/The				Deutsche Bank AG/London
0.70%, 10/23/2015	150	150		3.45%, 03/30/2015	78	80
2.10%, 08/01/2018	300	301		6.00%, 09/01/2017	344	392
3.55%, 09/23/2021	51	53		Discover Bank/Greenwood DE
5.50%, 12/01/2017	32	36		2.00%, 02/21/2018	200	199
Bank of Nova Scotia				4.25%, 03/13/2026	500	501
1.10%, 12/13/2016	750	753		Export-Import Bank of Korea
1.45%, 04/25/2018	300	294		4.00%, 01/11/2017	300	323
2.90%, 03/29/2016	302	314		4.00%, 01/14/2024	250	259
Barclays Bank PLC				5.00%, 04/11/2022	200	224
6.75%, 05/22/2019	200	240		Fifth Third Bancorp
BB&T Corp				5.45%, 01/15/2017	51	56
1.60%, 08/15/2017	200	201		8.25%, 03/01/2038	385	542
3.95%, 04/29/2016	29	31		Goldman Sachs Group Inc/The
5.20%, 12/23/2015	125	134		1.60%, 11/23/2015	630	637
6.85%, 04/30/2019	18	22		3.63%, 02/07/2016	757	793
BBVA US Senior SAU				4.00%, 03/03/2024	500	498
4.66%, 10/09/2015	200	210		5.25%, 07/27/2021	502	556
BNP Paribas SA				5.38%, 03/15/2020	500	558
2.38%, 09/14/2017	200	205		5.63%, 01/15/2017	282	311
2.40%, 12/12/2018	750	750		5.75%, 01/24/2022	228	259
3.25%, 03/11/2015	400	410		6.13%, 02/15/2033	750	869
5.00%, 01/15/2021	77	85		6.15%, 04/01/2018	821	939
Branch Banking & Trust Co				6.25%, 02/01/2041	700	831
1.45%, 10/03/2016	200	202		6.45%, 05/01/2036	351	390
2.30%, 10/15/2018	750	755		6.75%, 10/01/2037	1,073	1,229
Canadian Imperial Bank of				HSBC Holdings PLC
Commerce/Canada				4.00%, 03/30/2022	128	133
1.35%, 07/18/2016	300	303		4.25%, 03/14/2024	500	501
2.35%, 12/11/2015	151	155		5.10%, 04/05/2021	228	255
Capital One Financial Corp				6.10%, 01/14/2042	154	188
2.15%, 03/23/2015	254	258		6.50%, 05/02/2036	400	471
3.50%, 06/15/2023	84	82		6.50%, 09/15/2037	500	592
5.50%, 06/01/2015	51	54

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Banks (continued)
HSBC USA Inc				Morgan Stanley (continued)
1.63%, 01/16/2018	$300	$297		5.63%, 09/23/2019	$321	$365
2.63%, 09/24/2018	200	205		5.75%, 01/25/2021	1,050	1,203
Intesa Sanpaolo SpA				6.00%, 04/28/2015	164	173
2.38%, 01/13/2017	500	502		6.25%, 08/28/2017	375	429
3.13%, 01/15/2016	100	102		6.38%, 07/24/2042	100	122
JP Morgan Chase & Co				7.25%, 04/01/2032	165	215
1.13%, 02/26/2016	300	301		MUFG Capital Finance 1 Ltd
1.35%, 02/15/2017	350	350		6.35%, 07/29/2049(a)	1,000	1,092
1.63%, 05/15/2018	300	295		National Australia Bank Ltd/New York
1.88%, 03/20/2015	300	304		1.30%, 07/25/2016	400	403
2.60%, 01/15/2016	257	264		1.60%, 08/07/2015	150	152
3.25%, 09/23/2022	300	296		2.30%, 07/25/2018	400	403
3.38%, 05/01/2023	400	379		Northern Trust Corp
3.45%, 03/01/2016	277	290		3.95%, 10/30/2025	500	503
4.40%, 07/22/2020	162	175		Oesterreichische Kontrollbank AG
4.50%, 01/24/2022	257	277		1.13%, 07/06/2015	200	202
4.63%, 05/10/2021	257	280		2.00%, 06/03/2016	400	412
4.95%, 03/25/2020	57	63		PNC Bank NA
5.25%, 05/01/2015	88	92		1.30%, 10/03/2016	350	352
5.40%, 01/06/2042	102	113		3.80%, 07/25/2023	400	404
5.60%, 07/15/2041	154	174		PNC Funding Corp
5.63%, 08/16/2043	350	376		2.70%, 09/19/2016	228	237
6.30%, 04/23/2019	300	353		4.38%, 08/11/2020	51	55
6.40%, 05/15/2038	200	248		5.13%, 02/08/2020	25	28
JP Morgan Chase Bank NA				5.63%, 02/01/2017	102	113
6.00%, 10/01/2017	1,000	1,139		6.70%, 06/10/2019	25	30
KeyCorp				Royal Bank of Canada
3.75%, 08/13/2015	279	290		2.20%, 07/27/2018	400	403
5.10%, 03/24/2021	102	114		2.63%, 12/15/2015	151	156
KFW				2.88%, 04/19/2016	251	262
0.00%, 04/18/2036(c)	200	87		Royal Bank of Scotland Group PLC
0.50%, 09/30/2015	500	501		2.55%, 09/18/2015	300	306
0.63%, 04/24/2015	385	387		Royal Bank of Scotland PLC/The
0.63%, 12/15/2016	1,000	994		5.63%, 08/24/2020	167	189
0.75%, 03/17/2017	350	348		Societe Generale SA
1.25%, 02/15/2017	257	259		2.63%, 10/01/2018	300	303
1.88%, 04/01/2019	250	250		State Street Corp
2.63%, 03/03/2015	257	262		3.10%, 05/15/2023	300	285
2.63%, 02/16/2016	257	267		5.38%, 04/30/2017	18	20
2.63%, 01/25/2022	1,257	1,246		Sumitomo Mitsui Banking Corp
2.75%, 09/08/2020	300	306		1.35%, 07/18/2015	100	101
4.00%, 01/27/2020	847	928		1.45%, 07/19/2016	300	302
4.38%, 03/15/2018	295	328		2.50%, 07/19/2018	300	305
4.50%, 07/16/2018	102	114		3.20%, 07/18/2022	100	99
4.88%, 01/17/2017	500	554		SunTrust Bank/Atlanta GA
4.88%, 06/17/2019	282	322		2.75%, 05/01/2023	200	187
5.13%, 03/14/2016	277	302		SunTrust Banks Inc
Korea Development Bank/The				3.60%, 04/15/2016	102	107
1.00%, 01/22/2016	400	399		Toronto-Dominion Bank/The
3.25%, 03/09/2016	300	312		2.38%, 10/19/2016	180	187
Korea Finance Corp				2.63%, 09/10/2018	350	358
2.88%, 08/22/2018	350	359		UBS AG/Stamford CT
Landwirtschaftliche Rentenbank				4.88%, 08/04/2020	200	221
0.88%, 09/12/2017	200	198		5.88%, 12/20/2017	150	172
1.75%, 04/15/2019	350	347		UBS Preferred Funding Trust V
2.38%, 09/13/2017	200	208		6.24%, 05/29/2049	300	320
3.13%, 07/15/2015	202	209		US Bancorp/MN
5.00%, 11/08/2016	102	113		1.65%, 05/15/2017	205	207
Lloyds Bank PLC				2.45%, 07/27/2015	102	105
4.88%, 01/21/2016	180	193		2.95%, 07/15/2022	200	192
6.38%, 01/21/2021	51	61		3.00%, 03/15/2022	128	127
Morgan Stanley				4.13%, 05/24/2021	77	83
1.75%, 02/25/2016	1,200	1,215		US Bank NA/Cincinnati OH
3.75%, 02/25/2023	200	199		1.10%, 01/30/2017	500	501
3.80%, 04/29/2016	278	293		Wachovia Bank NA
4.00%, 07/24/2015	200	208		6.60%, 01/15/2038	250	329
4.75%, 03/22/2017	400	437		Wachovia Corp
5.00%, 11/24/2025	500	514		5.75%, 02/01/2018	280	321

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Biotechnology - 0.26%
Wells Fargo & Co				Amgen Inc
1.25%, 07/20/2016	$510	$514		2.13%, 05/15/2017	$85	$87
1.50%, 01/16/2018	300	297		2.50%, 11/15/2016	600	620
2.10%, 05/08/2017	450	461		4.10%, 06/15/2021	501	530
3.45%, 02/13/2023	200	194		5.15%, 11/15/2041	77	79
3.50%, 03/08/2022	180	184		5.38%, 05/15/2043	100	107
3.63%, 04/15/2015	268	277		5.70%, 02/01/2019	12	14
3.68%, 06/15/2016(a)	777	824		5.75%, 03/15/2040	25	28
4.60%, 04/01/2021	102	112		5.85%, 06/01/2017	279	316
Wells Fargo Bank NA				6.40%, 02/01/2039	262	318
0.75%, 07/20/2015	300	301		6.90%, 06/01/2038	90	115
5.95%, 08/26/2036	750	908		Celgene Corp
Wells Fargo Capital X				2.45%, 10/15/2015	651	666
5.95%, 12/15/2036	200	200		Genentech Inc
Westpac Banking Corp				4.75%, 07/15/2015	167	176
1.13%, 09/25/2015	150	151		Gilead Sciences Inc
3.00%, 08/04/2015	230	237		4.40%, 12/01/2021	77	83
3.00%, 12/09/2015	77	80		4.80%, 04/01/2044	500	515
4.88%, 11/19/2019	225	250				$3,654

		$74,311		Building Materials - 0.07%
Beverages - 0.45%				Owens Corning
Anheuser-Busch Cos LLC				4.20%, 12/15/2022	1,000	992
5.50%, 01/15/2018	90	102
Anheuser-Busch InBev Finance Inc
0.80%, 01/15/2016	100	100		Chemicals - 0.46%
				Agrium Inc
Anheuser-Busch InBev Worldwide Inc				3.50%, 06/01/2023	500	486
0.80%, 07/15/2015	300	301
2.50%, 07/15/2022	300	283		Airgas Inc
				2.38%, 02/15/2020	200	191
3.75%, 07/15/2042	100	89		2.95%, 06/15/2016	77	80
5.00%, 04/15/2020	38	43
5.38%, 01/15/2020	68	78		CF Industries Inc
				5.15%, 03/15/2034	500	514
6.38%, 01/15/2040	251	322		6.88%, 05/01/2018	100	116
6.88%, 11/15/2019	51	62
7.75%, 01/15/2019	478	592		7.13%, 05/01/2020	100	119
				Dow Chemical Co/The
8.20%, 01/15/2039	51	78		2.50%, 02/15/2016	177	182
Beam Inc
5.38%, 01/15/2016	2	2		4.13%, 11/15/2021	201	210
				4.38%, 11/15/2042	200	185
Coca-Cola Co/The				7.38%, 11/01/2029	350	453
0.75%, 03/13/2015	102	103
1.50%, 11/15/2015	77	78		8.55%, 05/15/2019	144	184
1.65%, 03/14/2018	200	199		9.40%, 05/15/2039	51	81
				Eastman Chemical Co
1.80%, 09/01/2016	77	79		3.00%, 12/15/2015	51	53
3.15%, 11/15/2020	528	541
Coca-Cola Femsa SAB de CV				3.60%, 08/15/2022	100	99
				4.50%, 01/15/2021	51	54
2.38%, 11/26/2018	400	400		4.80%, 09/01/2042	100	99
Diageo Capital PLC
1.50%, 05/11/2017	200	201		Ecolab Inc
				1.45%, 12/08/2017	300	296
4.83%, 07/15/2020	51	57		4.35%, 12/08/2021	102	110
5.88%, 09/30/2036	219	262
Diageo Investment Corp				5.50%, 12/08/2041	307	350
				EI du Pont de Nemours & Co
2.88%, 05/11/2022	200	194		2.75%, 04/01/2016	77	80
Dr Pepper Snapple Group Inc
2.60%, 01/15/2019	277	280		2.80%, 02/15/2023	200	189
				4.15%, 02/15/2043	100	95
Pepsi Bottling Group Inc/The				4.25%, 04/01/2021	177	192
7.00%, 03/01/2029	300	394
PepsiCo Inc				4.63%, 01/15/2020	25	27
				6.00%, 07/15/2018	200	233
0.70%, 08/13/2015	200	201		LyondellBasell Industries NV
2.50%, 05/10/2016	51	53
2.75%, 03/05/2022	128	124		5.00%, 04/15/2019	300	334
				Mosaic Co/The
3.13%, 11/01/2020	128	131		4.25%, 11/15/2023	146	150
4.50%, 01/15/2020	51	56
4.88%, 11/01/2040	128	135		Potash Corp of Saskatchewan Inc
				3.63%, 03/15/2024	500	496
5.00%, 06/01/2018	300	336		4.88%, 03/30/2020	51	56
5.50%, 01/15/2040	51	58
7.90%, 11/01/2018	158	198		PPG Industries Inc
				3.60%, 11/15/2020	251	255
		$6,132		Praxair Inc
				2.20%, 08/15/2022	300	277

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Chemicals (continued)				Cosmetics & Personal Care (continued)
Praxair Inc (continued)				Procter & Gamble Co/The	(continued)
5.38%, 11/01/2016	$51	$56		4.85%, 12/15/2015		$25	$27
		$6,302		5.50%, 02/01/2034		350	411

Commercial Services - 0.05%							$1,418
Lender Processing Services Inc / Black Knight				Credit Card Asset Backed Securities - 0.20%
Lending Solutions Inc				Capital One Multi-Asset Execution Trust
5.75%, 04/15/2023	300	320		5.75%, 07/15/2020		476	543
MasterCard Inc				Chase Issuance Trust
2.00%, 04/01/2019	300	299		0.54%, 10/16/2017(a)		650	650
McGraw Hill Financial Inc				0.79%, 06/15/2017		1,000	1,004
6.55%, 11/15/2037	51	51		Citibank Credit Card Issuance Trust
Western Union Co/The				1.11%, 07/23/2018		500	502
5.25%, 04/01/2020	25	27					$2,699

		$697		Distribution & Wholesale - 0.04%
Computers - 0.47%				Arrow Electronics Inc
Affiliated Computer Services Inc				3.00%, 03/01/2018		300	303
5.20%, 06/01/2015	51	54		4.50%, 03/01/2023		200	204
Apple Inc							$507
0.45%, 05/03/2016	300	299
1.00%, 05/03/2018	300	291		Diversified Financial Services - 1.76%
2.40%, 05/03/2023	300	278		Air Lease Corp
3.85%, 05/04/2043	300	266		3.38%, 01/15/2019		400	406
Computer Sciences Corp				American Express Co
2.50%, 09/15/2015	170	173		2.65%, 12/02/2022		400	380
4.45%, 09/15/2022	100	102		6.15%, 08/28/2017		128	148
6.50%, 03/15/2018	302	348		7.00%, 03/19/2018		282	334
EMC Corp/MA				American Express Credit Corp
1.88%, 06/01/2018	500	500		2.80%, 09/19/2016		835	871
Hewlett-Packard Co				Ameriprise Financial Inc
2.13%, 09/13/2015	77	78		4.00%, 10/15/2023		200	206
2.60%, 09/15/2017	154	159		7.30%, 06/28/2019		600	735
2.65%, 06/01/2016	200	207		Bear Stearns Cos LLC/The
3.00%, 09/15/2016	128	134		5.55%, 01/22/2017		51	57
3.75%, 12/01/2020	750	762		6.40%, 10/02/2017		328	379
4.65%, 12/09/2021	180	190		7.25%, 02/01/2018		444	529
6.00%, 09/15/2041	154	169		BlackRock Inc
International Business Machines Corp				3.38%, 06/01/2022		200	203
0.45%, 05/06/2016	200	199		3.50%, 03/18/2024		500	496
1.25%, 02/08/2018	500	494		5.00%, 12/10/2019		25	28
1.63%, 05/15/2020	200	189		Capital One Bank USA NA
5.60%, 11/30/2039	92	107		1.15%, 11/21/2016		200	200
5.70%, 09/14/2017	180	206		3.38%, 02/15/2023		300	292
5.88%, 11/29/2032	200	246		Charles Schwab Corp/The
6.22%, 08/01/2027	351	426		2.20%, 07/25/2018		300	302
Seagate HDD Cayman				CME Group Inc/IL
4.75%, 06/01/2023(d)	500	494		5.30%, 09/15/2043		200	224
Seagate Technology HDD Holdings				Countrywide Financial Corp
6.80%, 10/01/2016	65	73		6.25%, 05/15/2016		56	61
		$6,444		Credit Suisse USA Inc
				7.13%, 07/15/2032		300	406
Consumer Products - 0.05%				Ford Motor Credit Co LLC
Avery Dennison Corp				1.50%, 01/17/2017		500	499
5.38%, 04/15/2020	25	26		2.75%, 05/15/2015		400	408
Clorox Co/The				3.98%, 06/15/2016		300	318
3.80%, 11/15/2021	128	132		4.25%, 02/03/2017		200	215
Kimberly-Clark Corp				4.25%, 09/20/2022		200	206
2.40%, 03/01/2022	257	246		4.38%, 08/06/2023		350	361
2.40%, 06/01/2023	150	139		5.00%, 05/15/2018		200	221
3.70%, 06/01/2043	150	134		5.88%, 08/02/2021		200	230
7.50%, 11/01/2018	18	22		Franklin Resources Inc
		$699		3.13%, 05/20/2015		166	171
				General Electric Capital Corp
Cosmetics & Personal Care - 0.10%				1.00%, 12/11/2015		1,000	1,007
Colgate-Palmolive Co				2.30%, 04/27/2017		257	265
2.95%, 11/01/2020	154	155		2.30%, 01/14/2019		500	504
Procter & Gamble Co/The				3.15%, 09/07/2022		400	395
2.30%, 02/06/2022	411	393		3.50%, 06/29/2015		77	80
3.10%, 08/15/2023	350	346		4.63%, 01/07/2021		77	85
4.70%, 02/15/2019	77	86		5.00%, 01/08/2016		3,000	3,226

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)					Electric (continued)
General Electric Capital Corp	(continued)				Constellation Energy Group Inc
5.30%, 02/11/2021		$308	$346		4.55%, 06/15/2015	$15	$16
5.38%, 10/20/2016		554	615		Consumers Energy Co
5.50%, 01/08/2020		295	339		3.95%, 05/15/2043	300	283
5.63%, 09/15/2017		154	175		5.50%, 08/15/2016	73	81
5.63%, 05/01/2018		300	343		Dominion Resources Inc/VA
5.88%, 01/14/2038		266	314		4.90%, 08/01/2041	77	79
6.00%, 08/07/2019		181	213		5.15%, 07/15/2015	51	54
6.15%, 08/07/2037		155	188		8.88%, 01/15/2019	400	506
6.38%, 11/15/2067(a)		300	330		DTE Electric Co
6.75%, 03/15/2032		381	490		3.45%, 10/01/2020	405	420
6.88%, 01/10/2039		200	263		Duke Energy Carolinas LLC
Goldman Sachs Capital I					4.00%, 09/30/2042	100	95
6.35%, 02/15/2034		54	56		5.30%, 10/01/2015	154	165
HSBC Finance Corp					5.30%, 02/15/2040	12	14
5.00%, 06/30/2015		300	315		Duke Energy Corp
6.68%, 01/15/2021		99	116		3.35%, 04/01/2015	215	221
Jefferies Group LLC					Duke Energy Florida Inc
3.88%, 11/09/2015		102	106		0.65%, 11/15/2015	300	300
6.50%, 01/20/2043		200	209		4.55%, 04/01/2020	77	85
6.88%, 04/15/2021		27	31		5.65%, 06/15/2018	128	147
8.50%, 07/15/2019		12	15		5.65%, 04/01/2040	25	30
John Deere Capital Corp					6.40%, 06/15/2038	66	85
0.88%, 04/17/2015		27	27		Duke Energy Indiana Inc
1.20%, 10/10/2017		200	199		3.75%, 07/15/2020	37	39
1.30%, 03/12/2018		1,525	1,503		4.20%, 03/15/2042	128	125
1.40%, 03/15/2017		180	181		6.12%, 10/15/2035	77	92
2.25%, 06/07/2016		77	80		6.45%, 04/01/2039	300	390
2.75%, 03/15/2022		1,128	1,098		Duke Energy Ohio Inc
Murray Street Investment Trust I					5.45%, 04/01/2019	128	147
4.65%, 03/09/2017(a)		257	278		Entergy Arkansas Inc
National Rural Utilities Cooperative Finance					3.70%, 06/01/2024	500	507
Corp					3.75%, 02/15/2021	25	26
3.05%, 02/15/2022		102	101		Entergy Corp
3.88%, 09/16/2015		128	134		4.70%, 01/15/2017	128	136
5.45%, 04/10/2017		400	448		5.13%, 09/15/2020	89	95
10.38%, 11/01/2018		218	294		Exelon Corp
Nomura Holdings Inc					4.90%, 06/15/2015	38	40
2.75%, 03/19/2019		500	497		Exelon Generation Co LLC
4.13%, 01/19/2016		154	162		5.20%, 10/01/2019	102	112
6.70%, 03/04/2020		129	151		6.25%, 10/01/2039	344	380
ORIX Corp					FirstEnergy Solutions Corp
4.71%, 04/27/2015		120	125		6.80%, 08/15/2039	101	106
Private Export Funding Corp					Florida Power & Light Co
3.05%, 10/15/2014		25	25		5.13%, 06/01/2041	154	173
			$24,215		5.63%, 04/01/2034	25	30
					5.69%, 03/01/2040	48	57
Electric - 1.70%					Georgia Power Co
Ameren Illinois Co					0.75%, 08/10/2015	300	301
2.70%, 09/01/2022		300	291		3.00%, 04/15/2016	77	80
Appalachian Power Co					4.25%, 12/01/2019	77	84
6.70%, 08/15/2037		277	348		4.30%, 03/15/2042	228	220
7.00%, 04/01/2038		120	157		Great Plains Energy Inc
Arizona Public Service Co					4.85%, 06/01/2021	77	83
4.50%, 04/01/2042		77	77		Hydro-Quebec
Baltimore Gas & Electric Co					1.38%, 06/19/2017	300	301
5.90%, 10/01/2016		69	77		8.05%, 07/07/2024	102	139
CenterPoint Energy Houston Electric LLC					Iberdrola International BV
4.50%, 04/01/2044		500	513		6.75%, 07/15/2036	128	148
Commonwealth Edison Co					LG&E and KU Energy LLC
4.00%, 08/01/2020		10	11		3.75%, 11/15/2020	77	79
5.80%, 03/15/2018		212	243		Louisville Gas & Electric Co
5.88%, 02/01/2033		300	356		5.13%, 11/15/2040	51	57
Consolidated Edison Co of New York Inc					MidAmerican Energy Holdings Co
4.20%, 03/15/2042		128	122		2.00%, 11/15/2018(d)	250	246
5.50%, 12/01/2039		400	455		6.13%, 04/01/2036	156	187
5.85%, 03/15/2036		51	61		Mississippi Power Co
6.65%, 04/01/2019		51	61		4.25%, 03/15/2042	100	92
6.75%, 04/01/2038		125	163

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Electric (continued)				Electric (continued)
Nevada Power Co				Southern California Edison Co	(continued)
5.45%, 05/15/2041	$150	$173		5.95%, 02/01/2038		$117	$143
6.50%, 05/15/2018	77	90		Southern Power Co
7.13%, 03/15/2019	12	15		5.25%, 07/15/2043		200	216
NextEra Energy Capital Holdings Inc				Southwestern Electric Power Co
1.20%, 06/01/2015	280	281		6.20%, 03/15/2040		51	62
2.60%, 09/01/2015	1,000	1,024		6.45%, 01/15/2019		125	144
4.50%, 06/01/2021	351	368		TransAlta Corp
NiSource Finance Corp				6.50%, 03/15/2040		25	26
5.25%, 09/15/2017	70	78		Union Electric Co
5.95%, 06/15/2041	1,025	1,139		6.40%, 06/15/2017		77	88
6.40%, 03/15/2018	215	248		Virginia Electric and Power Co
Northern States Power Co/MN				2.75%, 03/15/2023		500	476
5.25%, 03/01/2018	41	46		4.65%, 08/15/2043		250	258
5.35%, 11/01/2039	82	94		6.00%, 05/15/2037		77	94
NSTAR Electric Co				8.88%, 11/15/2038		10	16
2.38%, 10/15/2022	750	697		Westar Energy Inc
Ohio Edison Co				5.10%, 07/15/2020		167	188
8.25%, 10/15/2038	119	178		Xcel Energy Inc
Ohio Power Co				0.75%, 05/09/2016		500	499
6.00%, 06/01/2016	181	200					$23,364
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040	51	56		Electrical Components & Equipment - 0.01%
6.80%, 09/01/2018	174	205		Emerson Electric Co
7.25%, 01/15/2033	300	399		2.63%, 02/15/2023		100	96
Pacific Gas & Electric Co				4.88%, 10/15/2019		25	28
3.25%, 06/15/2023	1,000	967					$124
3.50%, 10/01/2020	25	26		Electronics - 0.15%
4.45%, 04/15/2042	102	100		Agilent Technologies Inc
5.40%, 01/15/2040	128	140		6.50%, 11/01/2017		265	305
6.05%, 03/01/2034	452	534		Honeywell International Inc
PacifiCorp				5.30%, 03/01/2018		128	146
5.65%, 07/15/2018	70	80		5.38%, 03/01/2041		77	90
5.75%, 04/01/2037	400	481		5.70%, 03/15/2037		12	14
6.25%, 10/15/2037	92	116		Jabil Circuit Inc
PECO Energy Co				4.70%, 09/15/2022		100	99
2.38%, 09/15/2022	100	94		Koninklijke Philips NV
4.80%, 10/15/2043	250	270		5.00%, 03/15/2042		128	137
PPL Capital Funding Inc				5.75%, 03/11/2018		10	11
3.40%, 06/01/2023	300	290		Thermo Fisher Scientific Inc
4.70%, 06/01/2043	100	97		1.85%, 01/15/2018		476	473
PPL Electric Utilities Corp				2.40%, 02/01/2019		500	498
2.50%, 09/01/2022	200	189		3.20%, 05/01/2015		200	205
PPL Energy Supply LLC				4.70%, 05/01/2020		51	55
5.70%, 10/15/2035	46	49					$2,033
Progress Energy Inc
3.15%, 04/01/2022	128	126		Engineering & Construction - 0.01%
7.75%, 03/01/2031	136	186		ABB Finance USA Inc
PSEG Power LLC				2.88%, 05/08/2022		100	97
2.45%, 11/15/2018	180	180
2.75%, 09/15/2016	77	80		Entertainment - 0.02%
Public Service Co of Colorado				International Game Technology
3.95%, 03/15/2043	100	95		5.35%, 10/15/2023		200	214
4.75%, 08/15/2041	550	589
Public Service Co of New Mexico
7.95%, 05/15/2018	154	184		Environmental Control - 0.09%
Public Service Electric & Gas Co				Republic Services Inc
3.50%, 08/15/2020	73	76		4.75%, 05/15/2023		51	54
3.65%, 09/01/2042	200	179		5.25%, 11/15/2021		200	224
Puget Sound Energy Inc				5.50%, 09/15/2019		104	118
4.43%, 11/15/2041	77	78		6.20%, 03/01/2040		59	71
5.80%, 03/15/2040	51	62		Waste Management Inc
San Diego Gas & Electric Co				6.38%, 03/11/2015		77	81
5.35%, 05/15/2040	84	97		7.00%, 07/15/2028		515	655
South Carolina Electric & Gas Co				7.38%, 03/11/2019		77	93
5.45%, 02/01/2041	77	90					$1,296
Southern California Edison Co				Federal & Federally Sponsored Credit - 0.08%
4.05%, 03/15/2042	318	302		Federal Farm Credit Banks
5.50%, 03/15/2040	102	118		0.50%, 06/23/2015		500	501

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Federal & Federally Sponsored Credit (continued)					Finance - Mortgage Loan/Banker (continued)
Federal Farm Credit Banks	(continued)				Freddie Mac (continued)
0.54%, 11/07/2016		$200	$199		0.75%, 01/12/2018	$500	$489
0.73%, 08/15/2016		100	100		0.88%, 10/14/2016	1,000	1,003
1.50%, 11/16/2015		257	262		0.88%, 03/07/2018	500	490
			$1,062		1.00%, 03/08/2017	1,500	1,504
					1.20%, 06/12/2018	640	626
Finance - Mortgage Loan/Banker - 3.31%					1.25%, 05/12/2017	257	259
Fannie Mae					1.25%, 08/01/2019	500	481
0.00%, 06/01/2017(c)		154	148
0.00%, 10/09/2019(c)		190	164		1.25%, 10/02/2019	1,000	958
					1.38%, 05/01/2020	1,000	953
0.38%, 03/16/2015		257	258		1.40%, 08/22/2019	500	481
0.50%, 05/27/2015		500	502		1.75%, 09/10/2015	564	576
0.50%, 03/30/2016		525	525		2.00%, 08/25/2016	500	516
0.50%, 04/29/2016		415	414		2.38%, 01/13/2022	757	741
0.52%, 05/27/2016		500	499		2.50%, 05/27/2016	180	188
0.57%, 04/18/2016		500	500		3.00%, 01/18/2028	205	184
0.63%, 08/26/2016		1,000	999		3.75%, 03/27/2019	1,052	1,147
0.88%, 08/28/2017		500	495		4.38%, 07/17/2015	51	54
0.88%, 12/20/2017		800	787		4.50%, 01/15/2015	64	66
0.88%, 02/08/2018		1,000	979		4.75%, 11/17/2015	564	605
0.88%, 05/21/2018		1,000	973		4.75%, 01/19/2016	231	249
0.95%, 08/23/2017		700	693		4.88%, 06/13/2018	212	241
1.00%, 12/28/2017		500	491		5.00%, 02/16/2017	102	114
1.00%, 04/30/2018		575	560		5.00%, 04/18/2017	257	288
1.07%, 09/27/2017		300	297		5.13%, 11/17/2017	180	205
1.13%, 04/27/2017		500	503		5.25%, 04/18/2016	180	197
1.13%, 03/28/2018		200	196		5.50%, 07/18/2016	321	357
1.15%, 02/28/2018		400	396		5.50%, 08/23/2017	231	264
1.25%, 09/28/2016		321	326		6.25%, 07/15/2032	231	308
1.25%, 01/30/2017		1,192	1,205		6.75%, 03/15/2031	577	803
1.38%, 11/15/2016		257	261				$45,621
1.55%, 10/29/2019		250	243
1.63%, 10/26/2015		2,007	2,048		Food- 0.54%
2.38%, 07/28/2015		102	105		Campbell Soup Co
2.38%, 04/11/2016		180	187		3.05%, 07/15/2017	128	134
4.38%, 10/15/2015		102	108		4.25%, 04/15/2021	51	54
5.00%, 03/15/2016		321	349		ConAgra Foods Inc
5.00%, 02/13/2017		64	71		1.30%, 01/25/2016	200	201
5.00%, 05/11/2017		64	72		2.10%, 03/15/2018	200	199
5.25%, 09/15/2016		701	780		3.25%, 09/15/2022	100	97
5.38%, 06/12/2017		321	364		4.65%, 01/25/2043	100	96
5.63%, 07/15/2037		200	251		Delhaize Group SA
6.00%, 04/18/2036		51	56		5.70%, 10/01/2040	102	104
6.63%, 11/15/2030		602	827		General Mills Inc
7.13%, 01/15/2030		199	283		3.15%, 12/15/2021	77	77
7.25%, 05/15/2030		780	1,124		5.65%, 02/15/2019	75	87
Federal Home Loan Banks					5.70%, 02/15/2017	500	560
0.25%, 01/16/2015		500	500		Kellogg Co
0.38%, 08/28/2015		1,500	1,502		1.75%, 05/17/2017	1,000	1,007
0.38%, 06/24/2016		800	797		4.00%, 12/15/2020	112	117
0.50%, 11/20/2015		500	501		Kraft Foods Group Inc
1.00%, 06/21/2017		500	499		1.63%, 06/04/2015	300	303
1.25%, 02/28/2018		260	258		3.50%, 06/06/2022	300	302
1.38%, 03/09/2018		1,000	998		5.00%, 06/04/2042	200	210
1.63%, 06/14/2019		500	491		5.38%, 02/10/2020	95	108
2.75%, 03/13/2015		180	184		6.50%, 02/09/2040	75	93
2.88%, 06/12/2015		295	304		6.88%, 01/26/2039	161	207
4.50%, 02/18/2015		255	265		Kroger Co/The
4.75%, 12/16/2016		60	66		3.40%, 04/15/2022	154	152
4.88%, 05/17/2017		320	358		5.15%, 08/01/2043	300	309
5.00%, 11/17/2017		690	782		5.40%, 07/15/2040	25	26
5.38%, 05/18/2016		575	634		6.15%, 01/15/2020	12	14
5.38%, 09/30/2022		500	592		6.40%, 08/15/2017	18	21
5.50%, 07/15/2036		180	220		7.50%, 04/01/2031	400	509
5.63%, 06/11/2021		150	180		Mondelez International Inc
Freddie Mac					4.13%, 02/09/2016	615	650
0.42%, 09/18/2015		750	751		6.13%, 02/01/2018	255	292
0.50%, 04/17/2015		1,000	1,003		6.50%, 02/09/2040	139	175
0.50%, 01/28/2016		350	350		Safeway Inc
0.50%, 05/13/2016		1,000	1,000		3.40%, 12/01/2016	113	118

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Food (continued)				Healthcare - Services (continued)
Safeway Inc (continued)				Aetna Inc (continued)
3.95%, 08/15/2020	$32	$33		6.63%, 06/15/2036	$105	$132
6.35%, 08/15/2017	600	686		6.75%, 12/15/2037	112	144
Unilever Capital Corp				Cigna Corp
2.20%, 03/06/2019	250	250		2.75%, 11/15/2016	128	133
5.90%, 11/15/2032	230	294		5.38%, 02/15/2042	128	141
		$7,485		Coventry Health Care Inc
				5.45%, 06/15/2021	500	573
Forest Products & Paper - 0.09%				Howard Hughes Medical Institute
Georgia-Pacific LLC				3.50%, 09/01/2023	400	407
7.75%, 11/15/2029	51	67		Quest Diagnostics Inc
8.00%, 01/15/2024	228	300		4.70%, 04/01/2021	102	108
International Paper Co				4.75%, 01/30/2020	3	3
7.30%, 11/15/2039	25	33		5.45%, 11/01/2015	18	19
7.50%, 08/15/2021	136	171		UnitedHealth Group Inc
7.95%, 06/15/2018	300	367		0.85%, 10/15/2015	160	161
9.38%, 05/15/2019	61	80		1.40%, 10/15/2017	400	399
MeadWestvaco Corp				2.88%, 03/15/2022	180	175
7.38%, 09/01/2019	100	119		4.38%, 03/15/2042	750	730
Plum Creek Timberlands LP				4.70%, 02/15/2021	90	99
4.70%, 03/15/2021	51	53		6.50%, 06/15/2037	77	97
		$1,190		6.88%, 02/15/2038	141	186
Gas- 0.06%				WellPoint Inc
CenterPoint Energy Inc				2.30%, 07/15/2018	500	501
6.50%, 05/01/2018	77	89		3.30%, 01/15/2023	300	288
National Grid PLC				4.65%, 01/15/2043	100	97
6.30%, 08/01/2016	41	46		5.25%, 01/15/2016	33	35
Sempra Energy				5.85%, 01/15/2036	250	283
6.00%, 10/15/2039	112	134				$5,013
6.15%, 06/15/2018	120	138		Home Furnishings - 0.01%
Southern California Gas Co				Whirlpool Corp
4.45%, 03/15/2044	400	408		4.85%, 06/15/2021	77	84
		$815
Hand & Machine Tools - 0.01%				Insurance - 1.01%
Stanley Black & Decker Inc				Aegon NV
2.90%, 11/01/2022	200	191		4.63%, 12/01/2015	23	24
				Aflac Inc
Healthcare - Products - 0.21%				3.45%, 08/15/2015	220	229
Baxter International Inc				6.45%, 08/15/2040	132	163
1.85%, 06/15/2018	500	497		8.50%, 05/15/2019	12	15
2.40%, 08/15/2022	250	232		Allstate Corp/The
4.25%, 03/15/2020	51	55		5.55%, 05/09/2035	200	232
5.90%, 09/01/2016	18	20		American International Group Inc
Becton Dickinson and Co				3.00%, 03/20/2015	128	131
5.00%, 11/12/2040	51	56		4.88%, 06/01/2022	250	274
Boston Scientific Corp				5.05%, 10/01/2015	750	797
4.13%, 10/01/2023	350	355		5.60%, 10/18/2016	577	639
6.00%, 01/15/2020	51	59		5.85%, 01/16/2018	154	176
6.25%, 11/15/2015	51	55		6.25%, 05/01/2036	500	618
7.38%, 01/15/2040	51	68		6.40%, 12/15/2020	228	272
Covidien International Finance SA				8.25%, 08/15/2018	313	391
6.00%, 10/15/2017	123	141		Aon Corp
Medtronic Inc				5.00%, 09/30/2020	128	142
2.75%, 04/01/2023	200	189		Aon PLC
3.00%, 03/15/2015	128	131		4.45%, 05/24/2043	300	286
4.00%, 04/01/2043	150	139		Arch Capital Group US Inc
4.45%, 03/15/2020	102	112		5.14%, 11/01/2043	375	395
St Jude Medical Inc				AXA SA
3.25%, 04/15/2023	600	582		8.60%, 12/15/2030	38	49
Stryker Corp				Berkshire Hathaway Finance Corp
4.10%, 04/01/2043	200	192		1.30%, 05/15/2018	300	295
4.38%, 01/15/2020	25	27		2.00%, 08/15/2018	500	503
		$2,910		4.25%, 01/15/2021	102	111
				4.30%, 05/15/2043	300	287
Healthcare - Services - 0.36%				5.75%, 01/15/2040	115	134
Aetna Inc				Berkshire Hathaway Inc
1.50%, 11/15/2017	100	100		1.90%, 01/31/2017	128	131
4.13%, 06/01/2021	102	109		3.40%, 01/31/2022	205	210
4.13%, 11/15/2042	100	93

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Insurance (continued)				Internet (continued)
Chubb Corp/The				eBay Inc
6.50%, 05/15/2038	$10	$13		1.63%, 10/15/2015	$51	$52
CNA Financial Corp				2.60%, 07/15/2022	100	95
5.75%, 08/15/2021	77	89		4.00%, 07/15/2042	100	88
Fidelity National Financial Inc				Expedia Inc
6.60%, 05/15/2017	51	58		7.46%, 08/15/2018	128	151
Genworth Holdings Inc				Google Inc
4.90%, 08/15/2023	500	524		2.13%, 05/19/2016	51	53
7.70%, 06/15/2020	25	30		3.63%, 05/19/2021	51	54
Hartford Financial Services Group Inc/The						$885
5.38%, 03/15/2017	177	196
6.63%, 03/30/2040	25	32		Iron & Steel - 0.14%
ING US Inc				Allegheny Technologies Inc
5.50%, 07/15/2022	350	393		5.88%, 08/15/2023	350	366
5.70%, 07/15/2043	300	339		Cliffs Natural Resources Inc
Lincoln National Corp				4.88%, 04/01/2021	128	125
6.15%, 04/07/2036	80	95		Nucor Corp
7.00%, 06/15/2040	47	62		5.75%, 12/01/2017	12	13
8.75%, 07/01/2019	141	182		Vale Overseas Ltd
Loews Corp				5.63%, 09/15/2019	546	603
2.63%, 05/15/2023	200	183		6.25%, 01/23/2017	351	392
4.13%, 05/15/2043	200	180		6.88%, 11/21/2036	367	391
Markel Corp				8.25%, 01/17/2034	38	46
5.00%, 03/30/2043	200	197				$1,936
MetLife Inc				Lodging - 0.02%
4.37%, 09/15/2023(a)	200	213		Wyndham Worldwide Corp
5.70%, 06/15/2035	164	190		3.90%, 03/01/2023	300	294
6.40%, 12/15/2066(a)	288	304
6.75%, 06/01/2016	257	288
7.72%, 02/15/2019	225	280		Machinery - Construction & Mining - 0.10%
PartnerRe Finance B LLC				Caterpillar Financial Services Corp
5.50%, 06/01/2020	115	128		1.10%, 05/29/2015	100	101
Progressive Corp/The				1.63%, 06/01/2017	150	151
3.75%, 08/23/2021	277	291		2.45%, 09/06/2018	200	203
Protective Life Corp				2.65%, 04/01/2016	77	80
8.45%, 10/15/2039	51	71		7.05%, 10/01/2018	200	242
Prudential Financial Inc				7.15%, 02/15/2019	113	138
3.00%, 05/12/2016	600	625		Caterpillar Inc
4.50%, 11/16/2021	128	139		3.80%, 08/15/2042	105	93
4.75%, 09/17/2015	51	54		6.05%, 08/15/2036	332	400
5.70%, 12/14/2036	25	28				$1,408
5.80%, 11/16/2041	51	59		Machinery - Diversified - 0.03%
5.88%, 09/15/2042(a)	100	104
				Deere & Co
6.00%, 12/01/2017	77	88		4.38%, 10/16/2019	56	62
6.63%, 12/01/2037	126	158		Rockwell Automation Inc
7.38%, 06/15/2019	350	429		6.25%, 12/01/2037	51	62
Reinsurance Group of America Inc				Roper Industries Inc
4.70%, 09/15/2023	200	210		1.85%, 11/15/2017	300	301
Travelers Cos Inc/The						$425
5.90%, 06/02/2019	350	409
6.25%, 06/15/2037	12	15		Media- 1.20%
6.75%, 06/20/2036	51	68		21st Century Fox America Inc
Unum Group				4.50%, 02/15/2021	200	217
7.13%, 09/30/2016	77	87		5.65%, 08/15/2020	51	58
Validus Holdings Ltd				6.15%, 02/15/2041	577	679
8.88%, 01/26/2040	51	71		6.20%, 12/15/2034	154	179
Willis Group Holdings PLC				6.40%, 12/15/2035	128	153
4.13%, 03/15/2016	128	134		6.90%, 03/01/2019	154	185
WR Berkley Corp				CBS Corp
6.25%, 02/15/2037	29	34		1.95%, 07/01/2017	200	202
XLIT Ltd				4.85%, 07/01/2042	200	193
2.30%, 12/15/2018	350	347		5.75%, 04/15/2020	65	74
		$13,901		7.88%, 07/30/2030	178	233
				Comcast Corp
Internet - 0.06%				2.85%, 01/15/2023	100	96
Amazon.com Inc				4.25%, 01/15/2033	100	98
0.65%, 11/27/2015	200	200		4.65%, 07/15/2042	100	100
1.20%, 11/29/2017	100	99		5.15%, 03/01/2020	774	876
2.50%, 11/29/2022	100	93		5.90%, 03/15/2016	1,128	1,240
				6.30%, 11/15/2017	128	149

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)

Media (continued)				Media (continued)
Comcast Corp (continued)				Walt Disney Co/The	(continued)
6.45%, 03/15/2037	$60	$74		1.35%, 08/16/2016		$51	$52
6.95%, 08/15/2037	274	356		2.35%, 12/01/2022		750	701
7.05%, 03/15/2033	300	390		2.75%, 08/16/2021		102	101
Cox Communications Inc				3.70%, 12/01/2042		100	90
5.50%, 10/01/2015	25	27		7.00%, 03/01/2032		51	68
DIRECTV Holdings LLC / DIRECTV							$16,460
Financing Co Inc
1.75%, 01/15/2018	600	591		Metal Fabrication & Hardware - 0.05%
2.40%, 03/15/2017	200	204		Precision Castparts Corp
3.55%, 03/15/2015	199	204		0.70%, 12/20/2015		200	200
3.80%, 03/15/2022	102	101		1.25%, 01/15/2018		200	197
4.60%, 02/15/2021	171	180		2.50%, 01/15/2023		100	93
5.88%, 10/01/2019	56	64		3.90%, 01/15/2043		175	163
6.00%, 08/15/2040	1,163	1,212					$653
Discovery Communications LLC				Mining - 0.56%
3.25%, 04/01/2023	200	192		Alcoa Inc
3.70%, 06/01/2015	32	33		5.40%, 04/15/2021		51	53
5.05%, 06/01/2020	51	57		5.90%, 02/01/2027		51	52
5.63%, 08/15/2019	51	58		6.15%, 08/15/2020		12	13
6.35%, 06/01/2040	43	50		6.50%, 06/15/2018		167	187
Historic TW Inc				Barrick Gold Corp
6.88%, 06/15/2018	25	30		4.10%, 05/01/2023		150	142
NBCUniversal Media LLC				6.95%, 04/01/2019		200	235
3.65%, 04/30/2015	129	133		Barrick PD Australia Finance Pty Ltd
4.38%, 04/01/2021	151	164		4.95%, 01/15/2020		60	63
5.15%, 04/30/2020	75	85		5.95%, 10/15/2039		90	89
5.95%, 04/01/2041	100	118		BHP Billiton Finance USA Ltd
6.40%, 04/30/2040	251	310		1.63%, 02/24/2017		128	130
Reed Elsevier Capital Inc				3.25%, 11/21/2021		128	129
3.13%, 10/15/2022	125	120		4.13%, 02/24/2042		128	119
Thomson Reuters Corp				5.00%, 09/30/2043		500	529
0.88%, 05/23/2016	300	299		6.50%, 04/01/2019		23	28
4.50%, 05/23/2043	300	270		Freeport-McMoRan Copper & Gold Inc
5.85%, 04/15/2040	25	27		3.55%, 03/01/2022		302	288
Time Warner Cable Inc				3.88%, 03/15/2023		1,000	956
4.00%, 09/01/2021	180	187		Newmont Mining Corp
5.50%, 09/01/2041	300	313		3.50%, 03/15/2022		102	93
5.85%, 05/01/2017	51	57		5.13%, 10/01/2019		801	852
6.55%, 05/01/2037	151	175		6.25%, 10/01/2039		118	114
6.75%, 07/01/2018	51	60		Placer Dome Inc
6.75%, 06/15/2039	77	91		6.45%, 10/15/2035		150	157
7.30%, 07/01/2038	300	375		Rio Tinto Alcan Inc
8.25%, 04/01/2019	154	192		5.75%, 06/01/2035		650	715
8.75%, 02/14/2019	48	61		6.13%, 12/15/2033		77	89
Time Warner Entertainment Co LP				Rio Tinto Finance USA Ltd
8.38%, 07/15/2033	95	131		2.25%, 09/20/2016		200	206
Time Warner Inc				3.75%, 09/20/2021		128	132
3.15%, 07/15/2015	79	82		6.50%, 07/15/2018		203	239
4.00%, 01/15/2022	180	186		7.13%, 07/15/2028		512	651
4.05%, 12/15/2023	500	513		9.00%, 05/01/2019		83	108
4.70%, 01/15/2021	81	89		Rio Tinto Finance USA PLC
4.88%, 03/15/2020	42	46		4.75%, 03/22/2042		328	327
5.38%, 10/15/2041	128	136		Southern Copper Corp
5.88%, 11/15/2016	180	202		5.38%, 04/16/2020		25	27
6.10%, 07/15/2040	43	50		6.75%, 04/16/2040		258	263
6.20%, 03/15/2040	51	59		Teck Resources Ltd
6.50%, 11/15/2036	120	142		2.50%, 02/01/2018		300	301
7.63%, 04/15/2031	445	593		3.00%, 03/01/2019		102	102
Viacom Inc				4.50%, 01/15/2021		200	206
2.50%, 12/15/2016	102	106		6.25%, 07/15/2041		154	159
3.25%, 03/15/2023	750	723					$7,754
3.88%, 12/15/2021	128	131
4.25%, 09/15/2015	22	23		Miscellaneous Manufacturing - 0.19%
4.38%, 03/15/2043	100	89		3M Co
6.88%, 04/30/2036	166	206		1.38%, 09/29/2016		128	130
Walt Disney Co/The				5.70%, 03/15/2037		38	46
0.45%, 12/01/2015	250	250		Crane Co
1.10%, 12/01/2017	100	99		4.45%, 12/15/2023		100	103

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Miscellaneous Manufacturing (continued)				Mortgage Backed Securities (continued)
Danaher Corp				COMM 2013-CCRE8 Mortgage Trust
5.63%, 01/15/2018	$128	$146		3.61%, 06/10/2046	$500	$503
Dover Corp				COMM 2013-LC6 Mortgage Trust
5.38%, 03/01/2041	77	87		2.94%, 01/10/2046	500	480
Eaton Corp				Commercial Mortgage Loan Trust 2008-LS1
0.95%, 11/02/2015	200	201		6.00%, 12/10/2049(a)	89	98
1.50%, 11/02/2017	100	100		Commercial Mortgage Pass Through
2.75%, 11/02/2022	100	95		Certificates
4.00%, 11/02/2032	100	97		2.82%, 10/15/2045(a)	500	478
4.15%, 11/02/2042	50	47		Commercial Mortgage Trust 2007-GG11
GE Capital Trust I				5.74%, 12/10/2049	386	430
6.38%, 11/15/2067	15	16		Commercial Mortgage Trust 2007-GG9
General Electric Co				5.44%, 03/10/2039(a)	217	238
0.85%, 10/09/2015	100	100		Credit Suisse Commercial Mortgage Trust
2.70%, 10/09/2022	300	291		Series 2006-C4
4.13%, 10/09/2042	300	288		5.47%, 09/15/2039	464	503
5.25%, 12/06/2017	300	340		GE Capital Commercial Mortgage Corp
Illinois Tool Works Inc				5.31%, 11/10/2045(a)	26	27
3.50%, 03/01/2024	350	349		GMAC Commercial Mortgage Securities Inc
Parker Hannifin Corp				Series 2006-C1 Trust
3.50%, 09/15/2022	77	77		5.24%, 11/10/2045	767	804
Textron Inc				GS Mortgage Securities Corp II
6.20%, 03/15/2015	9	9		2.77%, 11/10/2045	500	477
Tyco Electronics Group SA				GS Mortgage Securities Trust 2007-GG10
6.55%, 10/01/2017	112	129		5.82%, 08/10/2045(a)	469	520
7.13%, 10/01/2037	14	17		JP Morgan Chase Commercial Mortgage
		$2,668		Securities Trust 2005-LDP2
				4.74%, 07/15/2042	90	93
Mortgage Backed Securities - 1.62%				4.78%, 07/15/2042	77	80
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-3				Securities Trust 2005-LDP5
5.89%, 07/10/2044	15	16		5.28%, 12/15/2044(a)	700	749
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2006-5				Securities Trust 2006-CIBC17
5.41%, 09/10/2047(a)	514	555
				5.43%, 12/12/2043	305	330
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2007-2				Securities Trust 2006-LDP7
5.63%, 04/10/2049	8	8		5.84%, 04/15/2045(a)	257	282
Banc of America Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
2008-1				Securities Trust 2006-LDP8
6.25%, 02/10/2051(a)	41	47		5.44%, 05/15/2045(a)	17	18
Banc of America Merrill Lynch Commercial				JP Morgan Chase Commercial Mortgage
Mortgage Inc				Securities Trust 2006-LDP9
5.18%, 09/10/2047(a)	129	136
				5.34%, 05/15/2047	342	373
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2005-PWR10				Securities Trust 2007-LDP10
5.41%, 12/11/2040	125	131		5.42%, 01/15/2049	554	608
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-PWR12				Securities Trust 2011-C5
5.71%, 09/11/2038(a)	99	108
				4.17%, 08/15/2046	257	273
Bear Stearns Commercial Mortgage Securities				JPMBB Commercial Mortgage Securities
Trust 2006-PWR13				Trust 2013-C15
5.54%, 09/11/2041	129	139		4.13%, 11/15/2045(a)	500	520
Bear Stearns Commercial Mortgage Securities				LB Commercial Mortgage Trust 2007-C3
Trust 2006-PWR14				5.87%, 07/15/2044(a)	63	70
5.20%, 12/11/2038	500	546		LB-UBS Commercial Mortgage Trust 2005-
Bear Stearns Commercial Mortgage Securities				C3
Trust 2006-TOP24				4.79%, 07/15/2040(a)	257	268
5.54%, 10/12/2041	192	210		4.84%, 07/15/2040	180	187
CD 2006-CD3 Mortgage Trust				LB-UBS Commercial Mortgage Trust 2005-
5.62%, 10/15/2048	82	89		C5
Citigroup Commercial Mortgage Trust 2013-				5.02%, 09/15/2040	142	148
GC11				LB-UBS Commercial Mortgage Trust 2005-
0.75%, 04/10/2046	376	375		C7
Citigroup Commercial Mortgage Trust 2013-				5.20%, 11/15/2030	629	657
GC15				LB-UBS Commercial Mortgage Trust 2006-
4.37%, 09/10/2046	1,000	1,063		C3
COMM 2007-C9 Mortgage Trust				5.66%, 03/15/2039	121	130
5.80%, 12/10/2049(a)	629	706

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
LB-UBS Commercial Mortgage Trust 2007-				Anadarko Petroleum Corp
C2				5.95%, 09/15/2016	$178	$198
5.43%, 02/15/2040	$1,071	$1,180		6.20%, 03/15/2040	25	29
LB-UBS Commercial Mortgage Trust 2007-				6.38%, 09/15/2017	206	236
C6				6.45%, 09/15/2036	225	266
5.86%, 07/15/2040(a)	43	46		Apache Corp
Merrill Lynch Mortgage Trust 2005-CKI1				3.63%, 02/01/2021	577	606
5.28%, 11/12/2037(a)	520	546		4.75%, 04/15/2043	128	129
Merrill Lynch Mortgage Trust 2006-C2				5.10%, 09/01/2040	92	97
5.74%, 08/12/2043	745	810		BP Capital Markets PLC
Merrill Lynch Mortgage Trust 2007-C1				1.85%, 05/05/2017	200	203
5.84%, 06/12/2050(a)	77	86		2.50%, 11/06/2022	200	186
Morgan Stanley Bank of America Merrill				3.13%, 10/01/2015	151	157
Lynch Trust 2013-C11				3.20%, 03/11/2016	102	107
3.09%, 08/15/2046(a)	225	233		3.56%, 11/01/2021	200	206
Morgan Stanley Capital I Trust 2006-HQ8				3.81%, 02/10/2024	400	404
5.42%, 03/12/2044(a)	256	272		3.88%, 03/10/2015	415	429
Morgan Stanley Capital I Trust 2006-TOP23				4.74%, 03/11/2021	128	142
5.81%, 08/12/2041(a)	500	545		4.75%, 03/10/2019	25	28
Morgan Stanley Capital I Trust 2007-HQ12				Canadian Natural Resources Ltd
5.58%, 04/12/2049(a)	135	140		5.70%, 05/15/2017	516	581
5.58%, 04/12/2049(a)	278	303		6.25%, 03/15/2038	164	196
Morgan Stanley Capital I Trust 2007-IQ13				Cenovus Energy Inc
5.36%, 03/15/2044(a)	100	110		5.70%, 10/15/2019	152	174
Morgan Stanley Capital I Trust 2007-IQ16				6.75%, 11/15/2039	128	159
5.81%, 12/12/2049	500	556		Chevron Corp
Morgan Stanley Capital I Trust 2007-TOP25				2.36%, 12/05/2022	300	282
5.51%, 11/12/2049	257	283		4.95%, 03/03/2019	400	454
UBS Commercial Mortgage Trust 2012-C1				CNOOC Finance 2013 Ltd
3.40%, 05/10/2045(a)	500	501		1.13%, 05/09/2016	150	150
UBS-Barclays Commercial Mortgage Trust				1.75%, 05/09/2018	150	146
2013-C6				3.00%, 05/09/2023	150	136
3.24%, 04/10/2046(a)	500	488		4.25%, 05/09/2043	100	88
Wachovia Bank Commercial Mortgage Trust				Conoco Funding Co
Series 2005-C22				7.25%, 10/15/2031	200	272
5.29%, 12/15/2044(a)	129	136		ConocoPhillips
Wachovia Bank Commercial Mortgage Trust				6.00%, 01/15/2020	293	347
Series 2006-C23				6.50%, 02/01/2039	169	222
5.42%, 01/15/2045	193	207		ConocoPhillips Canada Funding Co I
Wachovia Bank Commercial Mortgage Trust				5.63%, 10/15/2016	77	86
Series 2006-C27				ConocoPhillips Holding Co
5.80%, 07/15/2045	287	313		6.95%, 04/15/2029	202	269
Wachovia Bank Commercial Mortgage Trust				Continental Resources Inc/OK
Series 2007-C34				5.00%, 09/15/2022	500	525
5.68%, 05/15/2046(a)	90	100		Devon Energy Corp
Wells Fargo Commercial Mortgage Trust				1.88%, 05/15/2017	102	103
2012-LC5				5.60%, 07/15/2041	125	138
2.92%, 10/15/2045	500	482		6.30%, 01/15/2019	154	180
WFRBS Commercial Mortgage Trust 2013-				7.95%, 04/15/2032	192	263
C11				Devon Financing Corp LLC
2.03%, 03/15/2045(a)	500	503		7.88%, 09/30/2031	128	174
WFRBS Commercial Mortgage Trust 2013-				Ecopetrol SA
C14				4.25%, 09/18/2018	250	265
2.98%, 06/15/2046	1,000	997		5.88%, 09/18/2023	250	273
		$22,310		Encana Corp
				3.90%, 11/15/2021	200	205
Office & Business Equipment - 0.03%				5.90%, 12/01/2017	25	28
Pitney Bowes Inc				6.50%, 02/01/2038	166	199
5.75%, 09/15/2017	27	31		Ensco PLC
Xerox Corp				3.25%, 03/15/2016	51	53
2.95%, 03/15/2017	154	160		4.70%, 03/15/2021	200	215
4.50%, 05/15/2021	226	238		EOG Resources Inc
5.63%, 12/15/2019	21	24		2.63%, 03/15/2023	200	189
		$453		4.40%, 06/01/2020	51	56
Oil & Gas - 2.03%				EQT Corp
Alberta Energy Co Ltd				6.50%, 04/01/2018	127	143
7.38%, 11/01/2031	77	95		Exxon Mobil Corp
Anadarko Finance Co				3.18%, 03/15/2024	500	498
7.50%, 05/01/2031	77	98

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Hess Corp				Shell International Finance BV
5.60%, 02/15/2041	$51	$56		1.13%, 08/21/2017	$200	$199
7.13%, 03/15/2033	200	251		2.38%, 08/21/2022	100	94
7.30%, 08/15/2031	38	48		3.10%, 06/28/2015	159	164
8.13%, 02/15/2019	25	31		3.40%, 08/12/2023	500	501
Husky Energy Inc				3.63%, 08/21/2042	100	89
7.25%, 12/15/2019	550	673		4.30%, 09/22/2019	651	719
Marathon Oil Corp				4.38%, 03/25/2020	25	27
5.90%, 03/15/2018	251	287		5.50%, 03/25/2040	25	29
6.60%, 10/01/2037	223	279		6.38%, 12/15/2038	43	55
Marathon Petroleum Corp				Southwestern Energy Co
3.50%, 03/01/2016	77	81		4.10%, 03/15/2022	150	154
5.13%, 03/01/2021	77	86		Statoil ASA
Nabors Industries Inc				1.15%, 05/15/2018	400	389
2.35%, 09/15/2016(d)	300	307		2.65%, 01/15/2024	400	374
Nexen Energy ULC				3.15%, 01/23/2022	102	102
6.40%, 05/15/2037	157	181		3.95%, 05/15/2043	200	186
7.50%, 07/30/2039	15	20		5.10%, 08/17/2040	263	290
Noble Energy Inc				5.25%, 04/15/2019	23	26
5.25%, 11/15/2043	750	783		Suncor Energy Inc
6.00%, 03/01/2041	102	117		6.10%, 06/01/2018	128	148
8.25%, 03/01/2019	400	498		6.50%, 06/15/2038	126	156
Noble Holding International Ltd				6.85%, 06/01/2039	5	6
2.50%, 03/15/2017	128	130		Talisman Energy Inc
3.45%, 08/01/2015	25	26		5.13%, 05/15/2015	9	9
6.20%, 08/01/2040	25	27		6.25%, 02/01/2038	248	265
Occidental Petroleum Corp				Total Capital International SA
2.70%, 02/15/2023	300	284		0.75%, 01/25/2016	300	301
4.13%, 06/01/2016	77	82		2.88%, 02/17/2022	128	125
Pemex Project Funding Master Trust				Total Capital SA
5.75%, 03/01/2018	141	156		3.00%, 06/24/2015	137	141
6.63%, 06/15/2035	286	317		3.13%, 10/02/2015	200	208
Petrobras Global Finance BV				4.25%, 12/15/2021	51	55
3.00%, 01/15/2019	700	662		4.45%, 06/24/2020	500	550
3.25%, 03/17/2017	250	251		Transocean Inc
4.38%, 05/20/2023	200	183		5.05%, 12/15/2016	200	218
4.88%, 03/17/2020	250	251		6.00%, 03/15/2018	154	171
5.63%, 05/20/2043	200	169		6.38%, 12/15/2021	77	87
Petrobras International Finance Co				6.80%, 03/15/2038	100	108
3.88%, 01/27/2016	377	387		Valero Energy Corp
5.38%, 01/27/2021	205	207		6.13%, 02/01/2020	138	160
5.75%, 01/20/2020	238	248		6.63%, 06/15/2037	234	282
5.88%, 03/01/2018	77	82		7.50%, 04/15/2032	15	19
6.75%, 01/27/2041	177	172		9.38%, 03/15/2019	128	167
6.88%, 01/20/2040	25	25				$27,931
7.88%, 03/15/2019	116	132
Petro-Canada				Oil & Gas Services - 0.20%
6.80%, 05/15/2038	12	15		Baker Hughes Inc
7.88%, 06/15/2026	200	266		5.13%, 09/15/2040	281	310
Petroleos Mexicanos				7.50%, 11/15/2018	12	15
3.50%, 07/18/2018	400	415		Cameron International Corp
4.88%, 03/15/2015	205	212		6.38%, 07/15/2018	154	178
4.88%, 01/24/2022	385	402		Halliburton Co
5.50%, 01/21/2021	208	227		1.00%, 08/01/2016	300	300
5.50%, 06/27/2044	350	338		3.25%, 11/15/2021	651	662
6.38%, 01/23/2045(d)	400	432		4.50%, 11/15/2041	51	51
8.00%, 05/03/2019	31	38		5.90%, 09/15/2018	350	406
Phillips 66				7.45%, 09/15/2039	10	14
1.95%, 03/05/2015	200	202		Weatherford International Ltd/Bermuda
2.95%, 05/01/2017	128	134		5.13%, 09/15/2020	51	56
4.30%, 04/01/2022	128	135		6.00%, 03/15/2018	12	14
5.88%, 05/01/2042	128	148		6.75%, 09/15/2040	51	59
Pioneer Natural Resources Co				7.00%, 03/15/2038	400	472
3.95%, 07/15/2022	100	102		9.63%, 03/01/2019	164	213
Pride International Inc						$2,750
6.88%, 08/15/2020	77	92
Rowan Cos Inc
5.00%, 09/01/2017	23	25

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities - 0.01%				Pharmaceuticals (continued)
CenterPoint Energy Restoration Bond Co				Merck Sharp & Dohme Corp
LLC				5.00%, 06/30/2019	$154	$174
3.46%, 08/15/2019	$103	$109		Mylan Inc/PA
				1.35%, 11/29/2016	250	250
				2.55%, 03/28/2019	250	247
Pharmaceuticals - 1.04%				Novartis Capital Corp
Abbott Laboratories				2.90%, 04/24/2015	77	79
5.30%, 05/27/2040	200	231
AbbVie Inc				4.40%, 04/24/2020	77	85
				4.40%, 05/06/2044	330	333
1.20%, 11/06/2015	300	303		Novartis Securities Investment Ltd
1.75%, 11/06/2017	300	301
2.00%, 11/06/2018	200	198		5.13%, 02/10/2019	564	640
				Pfizer Inc
2.90%, 11/06/2022	200	193		3.00%, 06/15/2023	500	485
4.40%, 11/06/2042	200	196
Actavis Inc				4.65%, 03/01/2018	51	56
1.88%, 10/01/2017	200	199		5.35%, 03/15/2015	251	262
				6.20%, 03/15/2019	280	331
3.25%, 10/01/2022	150	144		7.20%, 03/15/2039	151	210
4.63%, 10/01/2042	100	96
6.13%, 08/15/2019	12	14		Sanofi
				1.25%, 04/10/2018	400	391
AstraZeneca PLC				2.63%, 03/29/2016	77	80
1.95%, 09/18/2019	100	98
4.00%, 09/18/2042	100	92		Teva Pharmaceutical Finance Co BV
				3.65%, 11/10/2021	400	401
5.90%, 09/15/2017	77	89		Teva Pharmaceutical Finance Co LLC
6.45%, 09/15/2037	144	181
Bristol-Myers Squibb Co				6.15%, 02/01/2036	51	58
				Teva Pharmaceutical Finance II BV / Teva
0.88%, 08/01/2017	100	99		Pharmaceutical Finance III LLC
1.75%, 03/01/2019	1,000	981
3.25%, 08/01/2042	100	81		3.00%, 06/15/2015	228	234
				Wyeth LLC
5.88%, 11/15/2036	5	6		5.50%, 02/15/2016	77	84
6.80%, 11/15/2026	25	33
Cardinal Health Inc				5.95%, 04/01/2037	91	110
				6.50%, 02/01/2034	144	184
1.70%, 03/15/2018	300	297		Zoetis Inc
3.20%, 03/15/2023	200	194
4.60%, 03/15/2043	100	98		1.15%, 02/01/2016	100	100
Eli Lilly & Co				3.25%, 02/01/2023	100	96
5.20%, 03/15/2017	164	183				$14,344
7.13%, 06/01/2025	220	288		Pipelines - 0.78%
Express Scripts Holding Co				ANR Pipeline Co
3.13%, 05/15/2016	128	133		9.63%, 11/01/2021	600	836
3.90%, 02/15/2022	200	205		Boardwalk Pipelines LP
4.75%, 11/15/2021	77	84		3.38%, 02/01/2023	200	176
6.13%, 11/15/2041	77	91		Buckeye Partners LP
GlaxoSmithKline Capital Inc				2.65%, 11/15/2018	250	248
5.65%, 05/15/2018	202	232		DCP Midstream Operating LP
6.38%, 05/15/2038	332	423		2.70%, 04/01/2019	300	299
GlaxoSmithKline Capital PLC				El Paso Pipeline Partners Operating Co LLC
0.75%, 05/08/2015	102	102		4.70%, 11/01/2042	200	178
1.50%, 05/08/2017	100	101		Enbridge Energy Partners LP
2.85%, 05/08/2022	128	125		5.20%, 03/15/2020	9	10
Johnson & Johnson				9.88%, 03/01/2019	87	114
2.95%, 09/01/2020	128	132		Energy Transfer Partners LP
3.38%, 12/05/2023	500	513		4.90%, 02/01/2024	350	364
4.95%, 05/15/2033	201	226		5.20%, 02/01/2022	102	110
5.55%, 08/15/2017	128	146		5.95%, 10/01/2043	350	377
McKesson Corp				6.50%, 02/01/2042	102	116
3.25%, 03/01/2016	500	521		6.70%, 07/01/2018	23	27
4.75%, 03/01/2021	250	273		9.00%, 04/15/2019	6	8
Medco Health Solutions Inc				Enterprise Products Operating LLC
7.13%, 03/15/2018	169	199		1.25%, 08/13/2015	70	70
Merck & Co Inc				3.20%, 02/01/2016	51	53
0.70%, 05/18/2016	200	200		3.35%, 03/15/2023	300	293
1.10%, 01/31/2018	100	98		3.90%, 02/15/2024	250	251
1.30%, 05/18/2018	200	196		4.85%, 08/15/2042	300	297
2.25%, 01/15/2016	51	52		5.20%, 09/01/2020	77	86
2.40%, 09/15/2022	100	94		6.13%, 10/15/2039	123	144
2.80%, 05/18/2023	200	190		6.45%, 09/01/2040	177	215
3.60%, 09/15/2042	100	88		6.50%, 01/31/2019	161	190
4.15%, 05/18/2043	200	192		6.88%, 03/01/2033	15	19
6.55%, 09/15/2037	187	243		Kinder Morgan Energy Partners LP
				3.50%, 03/01/2016	180	188

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)

Pipelines (continued)				Regional Authority (continued)
Kinder Morgan Energy Partners LP				Province of Ontario Canada	(continued)
(continued)				1.00%, 07/22/2016		$350	$352
3.50%, 03/01/2021	$250	$249		2.70%, 06/16/2015		128	132
3.50%, 09/01/2023	200	189		3.15%, 12/15/2017		200	212
4.15%, 03/01/2022	300	304		4.00%, 10/07/2019		277	301
5.00%, 03/01/2043	100	95		4.40%, 04/14/2020		151	167
6.38%, 03/01/2041	128	144		4.95%, 11/28/2016		180	199
6.50%, 09/01/2039	112	127		5.45%, 04/27/2016		302	332
6.95%, 01/15/2038	112	134		Province of Quebec Canada
7.40%, 03/15/2031	177	215		2.75%, 08/25/2021		231	227
9.00%, 02/01/2019	77	98		3.50%, 07/29/2020		750	788
Magellan Midstream Partners LP				5.13%, 11/14/2016		351	389
4.20%, 12/01/2042	200	181		7.50%, 09/15/2029		64	89
ONEOK Partners LP				Province of Saskatchewan Canada
5.00%, 09/15/2023	250	268		8.50%, 07/15/2022		6	8
6.13%, 02/01/2041	128	144					$4,935
8.63%, 03/01/2019	20	25
Panhandle Eastern Pipe Line Co LP				REITS- 0.63%
6.20%, 11/01/2017	81	92		American Tower Corp
Plains All American Pipeline LP / PAA				4.70%, 03/15/2022		278	290
Finance Corp				7.00%, 10/15/2017		32	37
2.85%, 01/31/2023	200	186		ARC Properties Operating Partnership
3.65%, 06/01/2022	128	129		LP/Clark Acquisition LLC
				2.00%, 02/06/2017(d)		400	400
3.95%, 09/15/2015	51	53
4.30%, 01/31/2043	200	183		AvalonBay Communities Inc
5.75%, 01/15/2020	15	17		2.95%, 09/15/2022		100	95
Southern Natural Gas Co LLC				4.20%, 12/15/2023		750	772
5.90%, 04/01/2017(a),(d)	12	13		BioMed Realty LP
Southern Natural Gas Co LLC / Southern				6.13%, 04/15/2020		6	7
Natural Issuing Corp				Boston Properties LP
4.40%, 06/15/2021	51	54		3.85%, 02/01/2023		200	202
Spectra Energy Capital LLC				4.13%, 05/15/2021		77	81
8.00%, 10/01/2019	300	368		5.63%, 11/15/2020		25	29
Spectra Energy Partners LP				5.88%, 10/15/2019		750	865
5.95%, 09/25/2043	200	229		Brandywine Operating Partnership LP
Sunoco Logistics Partners Operations LP				3.95%, 02/15/2023		200	196
3.45%, 01/15/2023	200	190		DDR Corp
4.95%, 01/15/2043	200	190		4.63%, 07/15/2022		200	210
5.50%, 02/15/2020	46	51		Digital Realty Trust LP
Tennessee Gas Pipeline Co LLC				4.50%, 07/15/2015		55	57
7.50%, 04/01/2017	77	90		Duke Realty LP
Texas Eastern Transmission LP				3.88%, 10/15/2022		100	98
7.00%, 07/15/2032	100	126		EPR Properties
TransCanada PipeLines Ltd				7.75%, 07/15/2020		63	74
0.88%, 03/02/2015	600	602		ERP Operating LP
3.80%, 10/01/2020	128	134		4.75%, 07/15/2020		51	56
5.60%, 03/31/2034	300	340		Federal Realty Investment Trust
6.10%, 06/01/2040	25	30		2.75%, 06/01/2023		150	140
6.50%, 08/15/2018	42	50		HCP Inc
7.25%, 08/15/2038	51	68		3.75%, 02/01/2016		51	54
Williams Cos Inc/The				4.20%, 03/01/2024		250	254
7.50%, 01/15/2031	11	12		4.25%, 11/15/2023		200	204
7.88%, 09/01/2021	128	152		5.38%, 02/01/2021		51	57
Williams Partners LP				6.70%, 01/30/2018		15	18
5.25%, 03/15/2020	180	198		Health Care REIT Inc
6.30%, 04/15/2040	343	390		3.75%, 03/15/2023		200	196
		$10,789		6.13%, 04/15/2020		115	132
				Hospitality Properties Trust
Regional Authority - 0.36%				5.00%, 08/15/2022		100	104
Province of British Columbia				6.70%, 01/15/2018		77	86
2.10%, 05/18/2016	1,000	1,031		Host Hotels & Resorts LP
2.65%, 09/22/2021	77	77		6.00%, 10/01/2021		200	226
6.50%, 01/15/2026	18	23		Kimco Realty Corp
Province of Manitoba Canada				3.13%, 06/01/2023		200	187
1.30%, 04/03/2017	280	282		Liberty Property LP
2.63%, 07/15/2015	77	79		3.38%, 06/15/2023		300	283
Province of Nova Scotia Canada				Prologis LP
5.13%, 01/26/2017	41	46		4.50%, 08/15/2017		200	216
Province of Ontario Canada				6.88%, 03/15/2020		2	2
0.95%, 05/26/2015	200	201

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

REITS (continued)				Retail (continued)
Realty Income Corp				Starbucks Corp
4.65%, 08/01/2023	$250	$262		0.88%, 12/05/2016	$500	$498
5.88%, 03/15/2035	51	57		Target Corp
Simon Property Group LP				4.00%, 07/01/2042	300	277
2.15%, 09/15/2017	102	104		6.00%, 01/15/2018	149	171
2.20%, 02/01/2019	400	399		6.50%, 10/15/2037	200	252
4.13%, 12/01/2021	200	213		Walgreen Co
5.65%, 02/01/2020	47	54		1.00%, 03/13/2015	100	100
5.75%, 12/01/2015	180	193		4.40%, 09/15/2042	100	94
6.75%, 02/01/2040	25	33		5.25%, 01/15/2019	30	34
10.35%, 04/01/2019	90	122		Wal-Mart Stores Inc
Tanger Properties LP				0.60%, 04/11/2016	200	200
3.88%, 12/01/2023	250	249		2.25%, 07/08/2015	25	26
Ventas Realty LP / Ventas Capital Corp				2.55%, 04/11/2023	950	893
2.00%, 02/15/2018	750	748		2.80%, 04/15/2016	51	53
4.25%, 03/01/2022	128	133		3.25%, 10/25/2020	51	53
Vornado Realty LP				3.63%, 07/08/2020	51	54
4.25%, 04/01/2015	51	52		4.13%, 02/01/2019	102	112
Weyerhaeuser Co				4.25%, 04/15/2021	51	56
7.38%, 03/15/2032	300	386		5.25%, 09/01/2035	350	395
		$8,633		5.63%, 04/01/2040	38	45
				5.63%, 04/15/2041	280	332
Retail - 0.89%				5.80%, 02/15/2018	128	147
AutoZone Inc				6.20%, 04/15/2038	25	31
4.00%, 11/15/2020	251	262		6.50%, 08/15/2037	115	149
Costco Wholesale Corp				7.55%, 02/15/2030	128	180
0.65%, 12/07/2015	500	501		Yum! Brands Inc
CVS Caremark Corp				4.25%, 09/15/2015	500	524
3.25%, 05/18/2015	18	18		6.25%, 03/15/2018	7	8
4.13%, 05/15/2021	500	532		6.88%, 11/15/2037	7	8
5.75%, 06/01/2017	25	28				$12,227
6.13%, 09/15/2039	79	95
6.25%, 06/01/2027	100	122		Semiconductors - 0.13%
Darden Restaurants Inc				Intel Corp
6.80%, 10/15/2037(a)	27	30		1.35%, 12/15/2017	300	298
Dollar General Corp				3.30%, 10/01/2021	177	181
1.88%, 04/15/2018	300	295		4.00%, 12/15/2032	200	194
Gap Inc/The				4.25%, 12/15/2042	200	190
5.95%, 04/12/2021	275	310		4.80%, 10/01/2041	77	80
Home Depot Inc/The				Maxim Integrated Products Inc
3.75%, 02/15/2024	350	358		2.50%, 11/15/2018	200	199
5.40%, 03/01/2016	1,164	1,268		National Semiconductor Corp
5.88%, 12/16/2036	237	285		3.95%, 04/15/2015	90	93
5.95%, 04/01/2041	351	426		Texas Instruments Inc
Kohl's Corp				0.45%, 08/03/2015	250	250
4.00%, 11/01/2021	177	180		0.88%, 03/12/2017	200	199
Lowe's Cos Inc				Xilinx Inc
3.80%, 11/15/2021	102	107		2.13%, 03/15/2019	175	173
4.63%, 04/15/2020	77	85				$1,857
5.80%, 04/15/2040	77	90
6.65%, 09/15/2037	312	399		Software - 0.29%
Macy's Retail Holdings Inc				Adobe Systems Inc
2.88%, 02/15/2023	300	281		4.75%, 02/01/2020	51	56
4.30%, 02/15/2043	200	183		Fidelity National Information Services Inc
5.90%, 12/01/2016	225	250		2.00%, 04/15/2018	300	293
6.65%, 07/15/2024	25	30		Fiserv Inc
6.90%, 04/01/2029	125	152		3.50%, 10/01/2022	100	98
McDonald's Corp				Microsoft Corp
3.50%, 07/15/2020	151	159		1.63%, 09/25/2015	300	305
3.70%, 02/15/2042	128	114		3.00%, 10/01/2020	600	618
4.88%, 07/15/2040	9	10		4.20%, 06/01/2019	115	127
5.35%, 03/01/2018	36	41		4.50%, 10/01/2040	100	102
6.30%, 10/15/2037	262	330		5.30%, 02/08/2041	77	87
Nordstrom Inc				Oracle Corp
4.75%, 05/01/2020	36	39		2.38%, 01/15/2019	200	202
6.25%, 01/15/2018	12	14		2.50%, 10/15/2022	1,500	1,411
O'Reilly Automotive Inc				3.88%, 07/15/2020	77	82
3.85%, 06/15/2023	300	295		5.00%, 07/08/2019	48	54
QVC Inc				5.25%, 01/15/2016	77	83
4.38%, 03/15/2023	250	246		5.38%, 07/15/2040	186	211

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Software (continued)				Sovereign (continued)
Oracle Corp (continued)				Philippine Government International Bond
5.75%, 04/15/2018	$180	$207		(continued)
		$3,936		8.88%, 03/17/2015	$200	$216
				9.38%, 01/18/2017	200	243
Sovereign - 1.66%				9.50%, 02/02/2030	400	623
Brazilian Government International Bond				10.63%, 03/16/2025	400	622
2.63%, 01/05/2023	300	265		Poland Government International Bond
4.88%, 01/22/2021	257	273		3.88%, 07/16/2015	77	80
5.88%, 01/15/2019	102	115		5.00%, 03/23/2022	528	576
7.13%, 01/20/2037	210	252		5.13%, 04/21/2021	51	56
8.00%, 01/15/2018	80	89		6.38%, 07/15/2019	844	990
8.25%, 01/20/2034	651	863		Republic of Korea
8.88%, 10/14/2019	122	157		3.88%, 09/11/2023	250	262
8.88%, 04/15/2024	150	202		South Africa Government International Bond
12.75%, 01/15/2020	51	76		4.67%, 01/17/2024	200	198
12.25%, 03/06/2030	341	591		5.88%, 05/30/2022	200	220
11.00%, 08/17/2040	12	14		6.88%, 05/27/2019	500	576
Canada Government International Bond				Svensk Exportkredit AB
0.88%, 02/14/2017	255	255		1.75%, 05/30/2017	200	203
Chile Government International Bond				5.13%, 03/01/2017	218	243
3.25%, 09/14/2021	180	180		Tennessee Valley Authority
Colombia Government International Bond				4.50%, 04/01/2018	51	57
4.38%, 07/12/2021	100	104		5.25%, 09/15/2039	51	58
5.63%, 02/26/2044	500	522		5.38%, 04/01/2056	154	175
6.13%, 01/18/2041	200	224		6.75%, 11/01/2025	102	132
8.13%, 05/21/2024	201	261		Turkey Government International Bond
11.75%, 02/25/2020	180	260		3.25%, 03/23/2023	700	612
10.38%, 01/28/2033	100	151		4.88%, 04/16/2043	1,300	1,105
Export Development Canada				6.63%, 02/17/2045	200	211
0.63%, 12/15/2016	500	497		6.75%, 04/03/2018	500	551
2.25%, 05/28/2015	25	26		7.00%, 09/26/2016	200	219
Israel Government AID Bond				7.25%, 03/15/2015	200	209
5.50%, 09/18/2023	25	30		8.00%, 02/14/2034	400	485
5.50%, 04/26/2024	25	30		Uruguay Government International Bond
5.50%, 09/18/2033	12	15		4.13%, 11/20/2045	100	81
Israel Government International Bond				8.00%, 11/18/2022	265	336
5.13%, 03/26/2019	147	166				$22,842
Italy Government International Bond
5.25%, 09/20/2016	333	361		Supranational Bank - 1.55%
5.38%, 06/12/2017	750	822		African Development Bank
5.38%, 06/15/2033	64	71		0.75%, 10/18/2016	330	329
6.88%, 09/27/2023	212	257		0.88%, 03/15/2018	800	782
Japan Bank for International				1.25%, 09/02/2016	257	260
Cooperation/Japan				Asian Development Bank
1.13%, 07/19/2017	100	100		1.13%, 03/15/2017	428	430
1.75%, 07/31/2018	650	648		1.75%, 09/11/2018	500	502
2.50%, 01/21/2016	300	310		2.50%, 03/15/2016	305	317
Mexico Government International Bond				5.82%, 06/16/2028	15	18
3.50%, 01/21/2021	500	506		6.38%, 10/01/2028	51	65
3.63%, 03/15/2022	300	300		Corp Andina de Fomento
4.75%, 03/08/2044	506	481		3.75%, 01/15/2016	3	3
5.13%, 01/15/2020	600	668		4.38%, 06/15/2022	22	23
5.63%, 01/15/2017	318	354		Council Of Europe Development Bank
5.95%, 03/19/2019	78	91		1.13%, 05/31/2018	1,000	980
6.05%, 01/11/2040	464	528		1.50%, 02/22/2017	128	130
6.63%, 03/03/2015	110	116		European Bank for Reconstruction &
8.30%, 08/15/2031	238	333		Development
Panama Government International Bond				1.00%, 02/16/2017	357	357
5.20%, 01/30/2020	154	170		1.63%, 04/10/2018	250	251
6.70%, 01/26/2036	224	263		1.63%, 11/15/2018	300	299
8.88%, 09/30/2027	77	106		2.50%, 03/15/2016	77	80
Peruvian Government International Bond				2.75%, 04/20/2015	77	79
5.63%, 11/18/2050	128	136		European Investment Bank
6.55%, 03/14/2037	126	152		1.00%, 07/15/2015	400	404
7.13%, 03/30/2019	30	36		1.00%, 03/15/2018	750	736
7.35%, 07/21/2025	180	232		1.13%, 09/15/2017	1,400	1,394
8.75%, 11/21/2033	192	280		1.63%, 09/01/2015	257	262
Philippine Government International Bond				1.75%, 03/15/2017	528	540
5.00%, 01/13/2037	300	327		1.88%, 03/15/2019	500	498
6.50%, 01/20/2020	200	237		2.25%, 03/15/2016	450	465

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Supranational Bank (continued)					Telecommunications (continued)
European Investment Bank	(continued)				Cisco Systems Inc
2.50%, 05/16/2016		$102	$106		4.45%, 01/15/2020	$102	$112
2.50%, 04/15/2021		1,000	994		4.95%, 02/15/2019	855	962
2.75%, 03/23/2015		257	263		5.50%, 02/22/2016	180	197
2.88%, 09/15/2020		257	264		5.90%, 02/15/2039	180	214
4.88%, 02/16/2016		1,007	1,089		Corning Inc
4.88%, 01/17/2017		400	443		4.75%, 03/15/2042	102	104
4.88%, 02/15/2036		25	29		Deutsche Telekom International Finance BV
5.13%, 09/13/2016		154	170		5.75%, 03/23/2016	577	630
5.13%, 05/30/2017		102	115		6.00%, 07/08/2019	300	352
FMS Wertmanagement AoeR					8.75%, 06/15/2030(a)	141	204
0.63%, 04/18/2016		300	300		Embarq Corp
1.13%, 10/14/2016		400	403		7.08%, 06/01/2016	202	225
Inter-American Development Bank					Harris Corp
0.88%, 11/15/2016		350	351		4.40%, 12/15/2020	51	54
1.13%, 03/15/2017		257	258		Juniper Networks Inc
1.75%, 08/24/2018		500	502		3.10%, 03/15/2016	77	79
2.13%, 11/09/2020		250	247		Orange SA
2.25%, 07/15/2015		25	26		4.13%, 09/14/2021	128	133
3.00%, 02/21/2024		250	250		5.38%, 01/13/2042	102	105
3.88%, 09/17/2019		77	84		9.00%, 03/01/2031(a)	315	456
3.88%, 02/14/2020		77	84		Pacific Bell Telephone Co
4.25%, 09/14/2015		428	452		7.13%, 03/15/2026	377	470
4.38%, 01/24/2044		500	525		Qwest Corp
International Bank for Reconstruction &					6.75%, 12/01/2021	200	223
Development					7.25%, 10/15/2035	200	202
0.50%, 05/16/2016		500	499		Rogers Communications Inc
0.88%, 04/17/2017		400	399		3.00%, 03/15/2023	400	376
1.00%, 09/15/2016		257	259		5.00%, 03/15/2044	500	503
1.88%, 03/15/2019		500	501		6.80%, 08/15/2018	108	128
2.13%, 03/15/2016		800	826		Telefonica Emisiones SAU
2.13%, 02/13/2023		650	624		3.99%, 02/16/2016	200	210
2.38%, 05/26/2015		257	263		5.13%, 04/27/2020	168	182
7.63%, 01/19/2023		12	16		7.05%, 06/20/2036	295	357
International Finance Corp					Verizon Communications Inc
0.63%, 11/15/2016		250	249		0.70%, 11/02/2015	150	150
0.88%, 06/15/2018		300	291		1.10%, 11/01/2017	100	98
1.13%, 11/23/2016		328	331		2.45%, 11/01/2022	100	91
2.25%, 04/11/2016		300	310		2.50%, 09/15/2016	1,150	1,191
2.75%, 04/20/2015		200	205		3.00%, 04/01/2016	257	268
Nordic Investment Bank					4.50%, 09/15/2020	400	434
5.00%, 02/01/2017		354	394		4.60%, 04/01/2021	77	84
			$21,326		5.15%, 09/15/2023	1,100	1,204
					6.25%, 04/01/2037	261	303
Telecommunications - 1.59%					6.35%, 04/01/2019	482	569
America Movil SAB de CV					6.40%, 09/15/2033	900	1,069
2.38%, 09/08/2016		357	367		6.55%, 09/15/2043	960	1,168
3.13%, 07/16/2022		100	95		6.90%, 04/15/2038	256	317
5.63%, 11/15/2017		15	17		7.75%, 12/01/2030	146	193
6.13%, 03/30/2040		102	115		8.75%, 11/01/2018	145	185
6.38%, 03/01/2035		200	230		Vodafone Group PLC
AT&T Inc					2.95%, 02/19/2023	200	188
1.60%, 02/15/2017		128	129		5.45%, 06/10/2019	180	206
1.70%, 06/01/2017		1,000	1,009		5.63%, 02/27/2017	448	503
2.50%, 08/15/2015		244	250		6.15%, 02/27/2037	201	228
2.63%, 12/01/2022		600	558				$21,874
3.00%, 02/15/2022		100	97
3.88%, 08/15/2021		77	80		Toys, Games & Hobbies - 0.00%
4.30%, 12/15/2042		201	178		Hasbro Inc
4.35%, 06/15/2045		950	838		6.35%, 03/15/2040	25	28
5.35%, 09/01/2040		198	202
5.50%, 02/01/2018		702	792
5.55%, 08/15/2041		177	186		Transportation - 0.41%
					Burlington Northern Santa Fe LLC
6.50%, 09/01/2037		521	606		4.70%, 10/01/2019	783	863
British Telecommunications PLC
5.95%, 01/15/2018		669	763		5.15%, 09/01/2043	350	371
9.62%, 12/15/2030(a)		77	119		5.65%, 05/01/2017	54	61
					6.20%, 08/15/2036	500	594
Cellco Partnership / Verizon Wireless Capital					7.95%, 08/15/2030	77	104
LLC
8.50%, 11/15/2018		249	316

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Transportation (continued)				California (continued)
Canadian National Railway Co				State of California
1.45%, 12/15/2016	$51	$51		6.65%, 03/01/2022	$775	$927
2.25%, 11/15/2022	200	184		7.30%, 10/01/2039	75	101
3.50%, 11/15/2042	200	172		7.60%, 11/01/2040	180	254
5.55%, 03/01/2019	15	17		7.63%, 03/01/2040	280	391
Canadian Pacific Railway Co				University of California
4.45%, 03/15/2023	128	135		1.80%, 07/01/2019	300	294
CSX Corp				5.77%, 05/15/2043	200	237
3.70%, 11/01/2023	500	495		6.55%, 05/15/2048	250	313
4.75%, 05/30/2042	277	282				$4,591
6.25%, 04/01/2015	20	21
6.25%, 03/15/2018	82	95		Connecticut - 0.00%
FedEx Corp				State of Connecticut
2.63%, 08/01/2022	100	93		5.85%, 03/15/2032	25	29
3.88%, 08/01/2042	100	87
Norfolk Southern Corp				Florida - 0.01%
3.25%, 12/01/2021	251	253		State Board of Administration Finance Corp
4.80%, 08/15/2043	350	360		2.11%, 07/01/2018	200	200
4.84%, 10/01/2041	100	102
7.25%, 02/15/2031	130	167
Ryder System Inc				Georgia - 0.04%
2.35%, 02/26/2019	200	198		Municipal Electric Authority of Georgia
3.15%, 03/02/2015	51	52		6.64%, 04/01/2057	151	172
Union Pacific Corp				7.06%, 04/01/2057	200	217
4.16%, 07/15/2022	241	255		State of Georgia
4.75%, 09/15/2041	77	79		4.50%, 11/01/2025	75	82
United Parcel Service Inc						$471
1.13%, 10/01/2017	400	397		Illinois - 0.15%
3.13%, 01/15/2021	128	131		Chicago Transit Authority
4.88%, 11/15/2040	25	27		6.20%, 12/01/2040	70	78
6.20%, 01/15/2038	23	29		6.90%, 12/01/2040	200	238
		$5,675		City of Chicago IL
Trucking & Leasing - 0.02%				6.31%, 01/01/2044	250	255
GATX Corp				City of Chicago IL Waterworks Revenue
4.75%, 06/15/2022	200	213		6.74%, 11/01/2040	145	169
				County of Cook IL
				6.23%, 11/15/2034	102	110
Water- 0.00%				State of Illinois
American Water Capital Corp				4.95%, 06/01/2023	30	32
6.59%, 10/15/2037	5	6		4.96%, 03/01/2016	75	80
				5.10%, 06/01/2033	235	232
TOTAL BONDS		$463,658		5.37%, 03/01/2017	100	109
	Principal			5.88%, 03/01/2019	345	387
MUNICIPAL BONDS - 0.94%	Amount (000's)	Value(000	's)	7.35%, 07/01/2035	70	81

California - 0.33%						$1,771
Bay Area Toll Authority				Kansas - 0.01%
6.26%, 04/01/2049	$300	$388		State of Kansas Department of Transportation
6.92%, 04/01/2040	270	355		4.60%, 09/01/2035	115	121
City of Los Angeles Department of Airports
6.58%, 05/15/2039	100	124
City of San Francisco CA Public Utilities				Nevada - 0.01%
Commission Water Revenue				County of Clark Department of Aviation
6.00%, 11/01/2040	200	239		6.82%, 07/01/2045	25	33
East Bay Municipal Utility District Water				6.88%, 07/01/2042	70	77
System Revenue						$110
5.87%, 06/01/2040	60	73		New Jersey - 0.07%
Los Angeles Department of Water & Power				New Jersey Economic Development
6.01%, 07/01/2039	55	65		Authority (credit support from AGM)
6.57%, 07/01/2045	150	199		0.00%, 02/15/2023(c),(e)	51	33
Los Angeles Unified School District/CA				New Jersey Economic Development
5.75%, 07/01/2034	80	94		Authority (credit support from NATL-RE)
5.76%, 07/01/2029	50	58		7.43%, 02/15/2029(e)	200	257
6.76%, 07/01/2034	130	170		New Jersey State Turnpike Authority
Sacramento Municipal Utility District				7.10%, 01/01/2041	147	200
6.16%, 05/15/2036	120	141		New Jersey Transportation Trust Fund
San Diego County Water Authority				Authority
6.14%, 05/01/2049	110	139		5.75%, 12/15/2028	190	217
Santa Clara Valley Transportation Authority				6.56%, 12/15/2040	110	137
5.88%, 04/01/2032	25	29

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

New Jersey (continued)				Wisconsin - 0.00%
Rutgers The State University of New				State of Wisconsin (credit support from
Jersey (credit support from GO OF UNIV)				AGM)
5.67%, 05/01/2040(e)	$130	$153		5.70%, 05/01/2026(e)	$50	$56
		$997
				TOTAL MUNICIPAL BONDS		$12,939
New York - 0.16%				U.S. GOVERNMENT & GOVERNMENT	Principal
City of New York NY
5.52%, 10/01/2037	25	28		AGENCY OBLIGATIONS - 63.92%	Amount (000's)	Value(000	's)
5.85%, 06/01/2040	300	357		Federal Home Loan Mortgage Corporation (FHLMC) -
Metropolitan Transportation Authority				7.89%
				2.24%, 07/01/2043(a)	$290	$294
6.55%, 11/15/2031	180	217		2.45%, 02/01/2037(a)	12	12
6.65%, 11/15/2039	100	128		2.46%, 06/01/2037(a)	29	31
6.81%, 11/15/2040	135	175		2.46%, 10/01/2043(a)	777	789
New York City Transitional Finance Authority
Future Tax Secured Revenue				2.50%, 08/01/2027	238	238
5.51%, 08/01/2037	250	291		2.50%, 08/01/2027	224	224
New York City Water & Sewer System				2.50%, 10/01/2027	441	441
5.72%, 06/15/2042	270	319		2.50%, 03/01/2028	914	914
				2.50%, 04/01/2028(f)	4,300	4,298
5.95%, 06/15/2042	125	152
New York State Dormitory Authority				2.50%, 04/01/2028	191	191
5.60%, 03/15/2040	100	117		2.50%, 06/01/2028	483	484
Port Authority of New York & New Jersey				2.50%, 06/01/2028	202	202
4.46%, 10/01/2062	100	93		2.50%, 06/01/2028	1,153	1,154
4.96%, 08/01/2046	300	316		2.50%, 10/01/2028	389	389
Port Authority of New York & New				2.50%, 10/01/2028	388	388
Jersey (credit support from GO OF AUTH)				2.50%, 02/01/2043	297	275
				2.54%, 04/01/2038(a)	6	6
6.04%, 12/01/2029(e)	50	61
				2.68%, 01/01/2042(a)	66	69
		$2,254		2.73%, 06/01/2037(a)	64	68
Ohio- 0.02%				3.00%, 01/01/2027	495	509
American Municipal Power Inc				3.00%, 02/01/2027	428	439
7.50%, 02/15/2050	75	98		3.00%, 02/01/2027	178	183
Ohio State University/The				3.00%, 03/01/2027	379	390
4.91%, 06/01/2040	125	136		3.00%, 06/01/2027	284	292
		$234		3.00%, 04/01/2028(f)	3,600	3,694
				3.00%, 02/01/2032	198	198
Texas- 0.12%				3.00%, 04/01/2033	475	476
City of Houston TX Utility System Revenue				3.00%, 04/01/2033	476	477
3.83%, 05/15/2028	250	255		3.00%, 06/01/2033	289	289
City Public Service Board of San Antonio TX				3.00%, 09/01/2033	391	392
5.81%, 02/01/2041	135	165		3.00%, 09/01/2033	388	389
Dallas Area Rapid Transit				3.00%, 01/01/2043	662	640
5.02%, 12/01/2048	50	55		3.00%, 04/01/2043(f)	6,800	6,554
Dallas Convention Center Hotel Development				3.00%, 05/01/2043	578	558
Corp				3.00%, 06/01/2043	300	290
7.09%, 01/01/2042	70	83		3.00%, 06/01/2043	995	960
Dallas County Hospital District				3.00%, 07/01/2043	1,715	1,656
5.62%, 08/15/2044	83	97		3.00%, 07/01/2043	888	857
Dallas Independent School District (credit				3.00%, 08/01/2043	591	571
support from PSF-GTD)				3.00%, 08/01/2043	394	380
6.45%, 02/15/2035(e)	50	57
				3.00%, 08/01/2043	399	385
Grand Parkway Transportation Corp				3.00%, 09/01/2043	495	478
5.18%, 10/01/2042	300	334		3.00%, 09/01/2043	604	583
State of Texas				3.00%, 10/01/2043	198	191
4.68%, 04/01/2040	100	106		3.00%, 10/01/2043	631	610
5.52%, 04/01/2039	405	484		3.50%, 10/01/2025	23	24
Texas Transportation Commission State				3.50%, 10/01/2025	35	36
Highway Fund				3.50%, 11/01/2025	16	16
5.18%, 04/01/2030	125	144		3.50%, 11/01/2025	10	10
		$1,780		3.50%, 11/01/2025	56	59
Utah- 0.02%				3.50%, 11/01/2025	76	80
State of Utah				3.50%, 11/01/2025	26	27
3.54%, 07/01/2025	300	303		3.50%, 12/01/2025	66	70
				3.50%, 01/01/2026	43	45
				3.50%, 02/01/2026	36	37
Washington - 0.00%				3.50%, 04/01/2026	91	95
State of Washington				3.50%, 05/01/2026	101	106
5.09%, 08/01/2033	20	22		3.50%, 06/01/2026	21	22
				3.50%, 06/01/2026	15	15
				3.50%, 07/01/2026	14	14

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.50%, 07/01/2026	$91	$95		4.00%, 09/01/2039	$38	$39
3.50%, 07/01/2026	69	72		4.00%, 12/01/2039	58	60
3.50%, 08/01/2026	56	58		4.00%, 12/01/2039	33	34
3.50%, 09/01/2026	73	76		4.00%, 01/01/2040	56	58
3.50%, 10/01/2026	44	46		4.00%, 03/01/2040	30	31
3.50%, 01/01/2027	96	101		4.00%, 09/01/2040	70	73
3.50%, 04/01/2029(f)	1,700	1,778		4.00%, 10/01/2040	72	75
3.50%, 01/01/2032	294	303		4.00%, 10/01/2040	153	159
3.50%, 02/01/2032	184	189		4.00%, 12/01/2040	172	178
3.50%, 03/01/2032	222	229		4.00%, 12/01/2040	83	86
3.50%, 04/01/2032	203	209		4.00%, 12/01/2040	94	97
3.50%, 08/01/2032	170	175		4.00%, 12/01/2040	65	68
3.50%, 01/01/2034	198	204		4.00%, 12/01/2040	99	103
3.50%, 02/01/2041	78	79		4.00%, 02/01/2041	689	715
3.50%, 10/01/2041	79	80		4.00%, 02/01/2041	187	194
3.50%, 11/01/2041	76	77		4.00%, 02/01/2041	151	157
3.50%, 01/01/2042	167	168		4.00%, 04/01/2041	76	79
3.50%, 02/01/2042	75	76		4.00%, 07/01/2041	61	63
3.50%, 02/01/2042	936	941		4.00%, 08/01/2041	170	177
3.50%, 03/01/2042	85	86		4.00%, 08/01/2041	59	61
3.50%, 03/01/2042	22	22		4.00%, 10/01/2041	191	198
3.50%, 04/01/2042	55	56		4.00%, 10/01/2041	92	96
3.50%, 04/01/2042	221	222		4.00%, 10/01/2041	24	24
3.50%, 04/01/2042	205	206		4.00%, 10/01/2041	200	208
3.50%, 04/01/2042	207	208		4.00%, 10/01/2041	80	83
3.50%, 04/01/2042	227	228		4.00%, 11/01/2041	118	122
3.50%, 06/01/2042	159	160		4.00%, 11/01/2041	187	194
3.50%, 06/01/2042	160	161		4.00%, 11/01/2041	326	339
3.50%, 06/01/2042	592	595		4.00%, 03/01/2042	192	200
3.50%, 07/01/2042	819	824		4.00%, 06/01/2042	371	385
3.50%, 07/01/2042	990	995		4.00%, 01/01/2044	499	518
3.50%, 08/01/2042	996	1,002		4.00%, 02/01/2044	599	621
3.50%, 08/01/2042	409	411		4.00%, 02/01/2044	399	415
3.50%, 08/01/2042	205	206		4.00%, 02/01/2044	896	931
3.50%, 02/01/2044	999	1,004		4.00%, 04/01/2044(f)	7,900	8,195
3.50%, 04/01/2044(f)	8,000	8,039		4.50%, 01/01/2015	28	30
4.00%, 05/01/2018	188	199		4.50%, 05/01/2018	78	83
4.00%, 05/01/2018	20	21		4.50%, 08/01/2018	154	163
4.00%, 04/01/2019	34	36		4.50%, 11/01/2018	35	37
4.00%, 05/01/2024	173	184		4.50%, 04/01/2019	29	31
4.00%, 05/01/2024	95	100		4.50%, 04/01/2023	23	25
4.00%, 12/01/2024	20	21		4.50%, 01/01/2024	28	30
4.00%, 01/01/2025	54	57		4.50%, 01/01/2024	14	15
4.00%, 02/01/2025	35	37		4.50%, 04/01/2024	276	295
4.00%, 03/01/2025	42	45		4.50%, 07/01/2024	28	29
4.00%, 03/01/2025	32	34		4.50%, 09/01/2024	45	48
4.00%, 04/01/2025	47	50		4.50%, 09/01/2024	38	41
4.00%, 06/01/2025	88	93		4.50%, 11/01/2024	285	305
4.00%, 06/01/2025	32	34		4.50%, 04/01/2025	44	47
4.00%, 06/01/2025	448	475		4.50%, 05/01/2025	33	35
4.00%, 06/01/2025	42	44		4.50%, 07/01/2025	52	56
4.00%, 07/01/2025	16	17		4.50%, 09/01/2026	473	506
4.00%, 07/01/2025	644	682		4.50%, 02/01/2030	43	47
4.00%, 08/01/2025	30	32		4.50%, 08/01/2030	34	37
4.00%, 08/01/2025	44	47		4.50%, 05/01/2031	41	44
4.00%, 09/01/2025	9	10		4.50%, 06/01/2031	276	299
4.00%, 10/01/2025	108	115		4.50%, 05/01/2034	2	2
4.00%, 02/01/2026	49	51		4.50%, 08/01/2035	344	366
4.00%, 05/01/2026	128	135		4.50%, 08/01/2035	157	167
4.00%, 07/01/2026	81	85		4.50%, 08/01/2036	41	44
4.00%, 12/01/2030	113	119		4.50%, 02/01/2039	4	5
4.00%, 08/01/2031	127	134		4.50%, 02/01/2039	116	123
4.00%, 10/01/2031	167	177		4.50%, 03/01/2039	66	71
4.00%, 11/01/2031	52	54		4.50%, 04/01/2039	175	187
4.00%, 12/01/2031	82	87		4.50%, 05/01/2039	521	555
4.00%, 11/01/2033	197	208		4.50%, 06/01/2039	95	101
4.00%, 01/01/2034	298	315		4.50%, 09/01/2039	685	730
4.00%, 06/01/2039	9	10		4.50%, 10/01/2039	140	151
4.00%, 07/01/2039	64	67		4.50%, 10/01/2039	284	303

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 11/01/2039	$116	$124		5.00%, 09/01/2035	$36	$39
4.50%, 11/01/2039	138	147		5.00%, 09/01/2035	87	94
4.50%, 11/01/2039	93	99		5.00%, 10/01/2035	38	41
4.50%, 12/01/2039	62	66		5.00%, 11/01/2035	145	158
4.50%, 12/01/2039	178	191		5.00%, 12/01/2035	132	144
4.50%, 02/01/2040	142	153		5.00%, 12/01/2035	86	93
4.50%, 02/01/2040	24	26		5.00%, 04/01/2036	4	5
4.50%, 02/01/2040	133	143		5.00%, 06/01/2036	16	17
4.50%, 02/01/2040	115	123		5.00%, 08/01/2036	67	72
4.50%, 04/01/2040	131	140		5.00%, 01/01/2037	153	167
4.50%, 05/01/2040	133	143		5.00%, 05/01/2037	11	12
4.50%, 05/01/2040	46	49		5.00%, 01/01/2038	832	902
4.50%, 07/01/2040	103	110		5.00%, 02/01/2038	375	407
4.50%, 07/01/2040	97	105		5.00%, 02/01/2038	37	40
4.50%, 08/01/2040	49	52		5.00%, 03/01/2038	5	5
4.50%, 08/01/2040	95	101		5.00%, 06/01/2038	17	18
4.50%, 08/01/2040	51	55		5.00%, 09/01/2038	5	5
4.50%, 08/01/2040	63	68		5.00%, 09/01/2038	29	31
4.50%, 08/01/2040	188	201		5.00%, 12/01/2038	824	894
4.50%, 09/01/2040	28	30		5.00%, 01/01/2039	15	17
4.50%, 09/01/2040	44	47		5.00%, 01/01/2039	80	86
4.50%, 10/01/2040	544	580		5.00%, 02/01/2039	45	49
4.50%, 02/01/2041	88	94		5.00%, 03/01/2039	66	73
4.50%, 03/01/2041	982	1,047		5.00%, 06/01/2039	17	19
4.50%, 03/01/2041	127	135		5.00%, 07/01/2039	78	85
4.50%, 03/01/2041	667	712		5.00%, 09/01/2039	138	152
4.50%, 04/01/2041	74	79		5.00%, 09/01/2039	1,268	1,376
4.50%, 04/01/2041	169	180		5.00%, 10/01/2039	77	84
4.50%, 05/01/2041	61	65		5.00%, 01/01/2040	161	177
4.50%, 05/01/2041	185	197		5.00%, 03/01/2040	28	31
4.50%, 06/01/2041	71	76		5.00%, 07/01/2040	105	114
4.50%, 06/01/2041	89	95		5.00%, 07/01/2040	102	111
4.50%, 06/01/2041	116	124		5.00%, 08/01/2040	284	308
4.50%, 06/01/2041	67	71		5.00%, 08/01/2040	86	96
4.50%, 07/01/2041	118	126		5.00%, 09/01/2040	294	319
4.50%, 07/01/2041	113	120		5.00%, 02/01/2041	1,610	1,753
4.50%, 08/01/2041	89	95		5.00%, 04/01/2041	87	95
4.50%, 09/01/2041	841	897		5.00%, 05/01/2041	19	21
4.50%, 10/01/2041	151	161		5.00%, 09/01/2041	135	149
4.50%, 03/01/2042	180	192		5.00%, 10/01/2041	143	156
4.50%, 04/01/2043(f)	3,200	3,411		5.00%, 04/01/2043(f)	600	652
4.88%, 06/01/2038(a)	11	11		5.50%, 10/01/2016	10	11
5.00%, 05/01/2018	11	12		5.50%, 02/01/2017	13	14
5.00%, 08/01/2018	20	21		5.50%, 01/01/2018	26	28
5.00%, 10/01/2018	41	44		5.50%, 01/01/2018	5	6
5.00%, 04/01/2019	14	15		5.50%, 01/01/2022	16	18
5.00%, 12/01/2019	43	45		5.50%, 04/01/2023	54	58
5.00%, 02/01/2022	15	17		5.50%, 01/01/2028	255	281
5.00%, 09/01/2022	19	21		5.50%, 12/01/2032	70	78
5.00%, 06/01/2023	345	373		5.50%, 03/01/2033	8	8
5.00%, 06/01/2023	14	15		5.50%, 12/01/2033	4	4
5.00%, 12/01/2023	152	165		5.50%, 01/01/2034	145	161
5.00%, 07/01/2024	19	20		5.50%, 01/01/2034	23	26
5.00%, 06/01/2025	21	23		5.50%, 03/01/2034	62	69
5.00%, 06/01/2026	152	165		5.50%, 10/01/2034	6	7
5.00%, 08/01/2026	185	201		5.50%, 10/01/2034	28	31
5.00%, 02/01/2030	20	21		5.50%, 02/01/2035	52	58
5.00%, 03/01/2030	15	16		5.50%, 03/01/2035	36	40
5.00%, 08/01/2033	19	21		5.50%, 05/01/2035	53	58
5.00%, 08/01/2033	106	116		5.50%, 11/01/2035	60	66
5.00%, 09/01/2033	43	47		5.50%, 04/01/2036	618	679
5.00%, 09/01/2033	17	19		5.50%, 05/01/2036	16	18
5.00%, 03/01/2034	23	25		5.50%, 05/01/2036	58	64
5.00%, 04/01/2034	52	57		5.50%, 07/01/2036	60	66
5.00%, 05/01/2034	72	79		5.50%, 07/01/2036	303	333
5.00%, 05/01/2035	93	101		5.50%, 11/01/2036	37	41
5.00%, 06/01/2035	436	476		5.50%, 12/01/2036	474	520
5.00%, 08/01/2035	12	13		5.50%, 12/01/2036	2	2
5.00%, 08/01/2035	29	32		5.50%, 01/01/2037	447	495

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.50%, 02/01/2037	$2	$2		6.00%, 09/01/2038	$18	$20
5.50%, 07/01/2037	33	36		6.00%, 12/01/2039	8	9
5.50%, 07/01/2037	5	5		6.50%, 06/01/2017	7	8
5.50%, 09/01/2037	19	21		6.50%, 04/01/2028	1	1
5.50%, 11/01/2037	22	25		6.50%, 03/01/2029	2	2
5.50%, 01/01/2038	105	115		6.50%, 05/01/2031	8	9
5.50%, 01/01/2038	18	20		6.50%, 06/01/2031	1	1
5.50%, 04/01/2038	8	9		6.50%, 10/01/2031	1	1
5.50%, 04/01/2038	4	5		6.50%, 05/01/2032	1	1
5.50%, 04/01/2038	73	80		6.50%, 04/01/2035	4	5
5.50%, 05/01/2038	20	22		6.50%, 03/01/2036	12	13
5.50%, 05/01/2038	12	13		6.50%, 09/01/2036	19	21
5.50%, 06/01/2038	6	6		6.50%, 08/01/2037	8	9
5.50%, 06/01/2038	222	243		6.50%, 10/01/2037	38	43
5.50%, 06/01/2038	21	23		6.50%, 11/01/2037	26	30
5.50%, 07/01/2038	58	63		6.50%, 12/01/2037	4	4
5.50%, 07/01/2038	11	13		6.50%, 02/01/2038	6	7
5.50%, 08/01/2038	80	88		6.50%, 09/01/2038	26	29
5.50%, 09/01/2038	368	404		6.50%, 10/01/2038	8	10
5.50%, 09/01/2038	21	23		6.50%, 01/01/2039	18	20
5.50%, 10/01/2038	10	11		6.50%, 09/01/2039	37	41
5.50%, 10/01/2038	325	357		7.00%, 10/01/2029	1	1
5.50%, 11/01/2038	3	3		7.00%, 09/01/2031	8	9
5.50%, 11/01/2038	13	14		7.00%, 01/01/2032	1	1
5.50%, 12/01/2038	288	316		7.00%, 09/01/2038	18	20
5.50%, 01/01/2039	41	46		7.50%, 07/01/2029	31	36
5.50%, 02/01/2039	539	591		7.50%, 10/01/2030	2	3
5.50%, 03/01/2039	823	904				$108,631
5.50%, 04/01/2039	60	66		Federal National Mortgage Association (FNMA) - 13.54%
5.50%, 09/01/2039	97	107		2.18%, 05/01/2043 (a)	490	493
5.50%, 12/01/2039	83	91		2.32%, 10/01/2047(a)	18	19
5.50%, 01/01/2040	72	80		2.47%, 04/01/2037(a)	22	24
5.50%, 03/01/2040	12	13
5.50%, 06/01/2040	94	103		2.50%, 12/01/2027	26	26
5.50%, 04/01/2043(f)	300	330		2.50%, 01/01/2028	434	435
6.00%, 05/01/2021	3	3		2.50%, 02/01/2028	102	102
				2.50%, 04/01/2028(f)	8,700	8,693
6.00%, 11/01/2022	13	15
6.00%, 02/01/2027	33	37		2.50%, 06/01/2028	647	647
6.00%, 07/01/2029	2	2		2.50%, 06/01/2028	25	25
6.00%, 07/01/2029	5	6		2.50%, 07/01/2028	472	472
6.00%, 02/01/2031	5	5		2.50%, 08/01/2028	483	483
6.00%, 12/01/2031	4	5		2.50%, 08/01/2028	27	27
6.00%, 01/01/2032	52	58		2.50%, 08/01/2028	194	194
6.00%, 11/01/2033	92	103		2.50%, 08/01/2028	480	480
6.00%, 06/01/2034	72	80		2.50%, 09/01/2028	194	195
6.00%, 08/01/2034	11	12		2.50%, 09/01/2028	550	551
6.00%, 05/01/2036	49	55		2.50%, 10/01/2028	565	565
6.00%, 06/01/2036	67	75		2.50%, 11/01/2032	95	93
6.00%, 11/01/2036	83	93		2.50%, 07/01/2033	192	186
				2.50%, 04/01/2038(a)	26	28
6.00%, 12/01/2036	424	470
6.00%, 02/01/2037	7	8		2.50%, 01/01/2043	898	831
6.00%, 03/01/2037	6	6		2.50%, 08/01/2043	200	185
6.00%, 05/01/2037	5	6		2.51%, 07/01/2041	69	72
				2.59%, 02/01/2042(a)	128	134
6.00%, 10/01/2037	39	43		2.72%, 12/01/2043(a)	189	195
6.00%, 11/01/2037	45	50		2.74%, 11/01/2043(a)	392	403
6.00%, 12/01/2037	206	229		2.83%, 01/01/2042(a)	141	146
6.00%, 12/01/2037	8	9		2.84%, 02/01/2042(a)	79	82
6.00%, 01/01/2038	11	12		2.94%, 05/01/2042(a)	481	492
6.00%, 01/01/2038	43	48
6.00%, 01/01/2038	37	41		3.00%, 09/01/2026	127	131
6.00%, 01/01/2038	42	47		3.00%, 11/01/2026	438	450
6.00%, 01/01/2038(a)	12	13		3.00%, 11/01/2026	156	161
6.00%, 01/01/2038	132	146		3.00%, 01/01/2027	109	112
6.00%, 04/01/2038	285	315		3.00%, 02/01/2027	97	100
6.00%, 05/01/2038	55	62		3.00%, 04/01/2027	166	171
6.00%, 07/01/2038	18	20		3.00%, 04/01/2027	176	181
6.00%, 07/01/2038	35	39		3.00%, 07/01/2027	500	514
6.00%, 08/01/2038	15	17		3.00%, 08/01/2027	539	554
6.00%, 09/01/2038	24	27		3.00%, 10/01/2028	840	863

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 12/01/2028	$68	$70		3.50%, 04/01/2029(f)	$3,400	$3,565
3.00%, 12/01/2028	88	91		3.50%, 01/01/2031	23	24
3.00%, 04/01/2029(f)	5,000	5,136		3.50%, 04/01/2031	45	47
3.00%, 08/01/2032	659	658		3.50%, 04/01/2032	189	195
3.00%, 10/01/2032	701	700		3.50%, 05/01/2032	403	415
3.00%, 08/01/2033	870	869		3.50%, 06/01/2032	646	666
3.00%, 12/01/2033	697	700		3.50%, 07/01/2032	259	267
3.00%, 04/01/2042	407	394		3.50%, 09/01/2032	411	424
3.00%, 12/01/2042	200	193		3.50%, 09/01/2033	193	199
3.00%, 02/01/2043	860	831		3.50%, 10/01/2033	390	401
3.00%, 02/01/2043	893	863		3.50%, 11/01/2033	392	403
3.00%, 04/01/2043	750	724		3.50%, 10/01/2040	22	22
3.00%, 04/01/2043	875	846		3.50%, 11/01/2040	76	77
3.00%, 04/01/2043(f)	7,500	7,239		3.50%, 12/01/2040	84	84
3.00%, 04/01/2043	675	652		3.50%, 01/01/2041	54	54
3.00%, 04/01/2043	500	483		3.50%, 02/01/2041	32	32
3.00%, 04/01/2043	571	552		3.50%, 02/01/2041	34	34
3.00%, 04/01/2043	873	844		3.50%, 03/01/2041	122	122
3.00%, 04/01/2043	684	661		3.50%, 03/01/2041	192	193
3.00%, 04/01/2043	1,955	1,889		3.50%, 10/01/2041	331	334
3.00%, 05/01/2043	992	959		3.50%, 12/01/2041	966	973
3.00%, 05/01/2043	578	559		3.50%, 12/01/2041	334	336
3.00%, 05/01/2043	106	103		3.50%, 01/01/2042	179	181
3.00%, 05/01/2043	672	650		3.50%, 01/01/2042	186	188
3.00%, 06/01/2043	681	658		3.50%, 01/01/2042	344	346
3.00%, 06/01/2043	44	42		3.50%, 02/01/2042	78	78
3.00%, 06/01/2043	897	867		3.50%, 02/01/2042	48	48
3.00%, 06/01/2043	896	866		3.50%, 03/01/2042	409	411
3.00%, 07/01/2043	300	289		3.50%, 03/01/2042	196	197
3.00%, 07/01/2043	739	714		3.50%, 03/01/2042	225	227
3.00%, 07/01/2043	495	478		3.50%, 03/01/2042	89	89
3.00%, 07/01/2043	299	289		3.50%, 03/01/2042	107	108
3.00%, 07/01/2043	499	482		3.50%, 04/01/2042	152	153
3.00%, 07/01/2043	58	56		3.50%, 04/01/2042	176	177
3.00%, 08/01/2043	119	115		3.50%, 04/01/2042	180	181
3.00%, 08/01/2043	200	193		3.50%, 04/01/2042	165	166
3.00%, 08/01/2043	497	480		3.50%, 05/01/2042	230	231
3.00%, 08/01/2043	1,470	1,421		3.50%, 07/01/2042	250	252
3.00%, 09/01/2043	498	482		3.50%, 07/01/2042	450	453
3.00%, 09/01/2043	25	24		3.50%, 08/01/2042	310	312
3.00%, 09/01/2043	25	24		3.50%, 09/01/2042	243	245
3.00%, 10/01/2043	297	287		3.50%, 10/01/2042	900	906
3.00%, 11/01/2043	300	290		3.50%, 10/01/2042	35	35
3.00%, 11/01/2043	198	191		3.50%, 04/01/2043	392	394
3.00%, 11/01/2043	199	193		3.50%, 05/01/2043	1,253	1,261
3.05%, 12/01/2041(a)	72	75		3.50%, 05/01/2043	562	566
3.12%, 06/01/2040(a)	33	35		3.50%, 06/01/2043	587	591
3.21%, 12/01/2040(a)	48	50		3.50%, 07/01/2043	559	564
3.25%, 12/01/2039(a)	55	59		3.50%, 08/01/2043	299	301
3.25%, 07/01/2040(a)	81	87		3.50%, 09/01/2043	392	395
3.37%, 03/01/2040(a)	28	30		3.50%, 09/01/2043	991	998
3.43%, 01/01/2040(a)	61	64		3.50%, 12/01/2043	304	306
3.48%, 02/01/2041(a)	46	48		3.50%, 01/01/2044	105	106
3.50%, 08/01/2025	46	48		3.50%, 02/01/2044	993	1,000
3.50%, 10/01/2025	33	35		3.50%, 02/01/2044	594	598
3.50%, 11/01/2025	39	40		3.50%, 04/01/2044(f)	13,400	13,480
3.50%, 12/01/2025	46	48		3.58%, 05/01/2041(a)	50	52
3.50%, 12/01/2025	68	72		3.59%, 08/01/2040(a)	41	43
3.50%, 01/01/2026	136	143		3.59%, 05/01/2041(a)	58	62
3.50%, 02/01/2026	89	93		3.69%, 02/01/2040(a)	56	59
3.50%, 05/01/2026	20	21		4.00%, 09/01/2018	191	202
3.50%, 06/01/2026	101	106		4.00%, 09/01/2018	113	120
3.50%, 07/01/2026	13	13		4.00%, 07/01/2019	41	43
3.50%, 08/01/2026	165	173		4.00%, 03/01/2024	171	181
3.50%, 09/01/2026	129	135		4.00%, 05/01/2024	28	29
3.50%, 10/01/2026	63	66		4.00%, 05/01/2024	34	36
3.50%, 12/01/2026	202	212		4.00%, 06/01/2024	76	80
3.50%, 01/01/2027	128	134		4.00%, 07/01/2024	69	73
3.50%, 01/01/2027	221	232		4.00%, 09/01/2024	26	27

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/01/2024	$259	$274		4.00%, 02/01/2041	$85	$89
4.00%, 11/01/2024	13	14		4.00%, 02/01/2041	161	168
4.00%, 01/01/2025	46	49		4.00%, 02/01/2041	164	170
4.00%, 03/01/2025	44	46		4.00%, 03/01/2041	828	861
4.00%, 04/01/2025	334	353		4.00%, 03/01/2041	74	77
4.00%, 04/01/2025	15	16		4.00%, 03/01/2041	161	168
4.00%, 05/01/2025	43	46		4.00%, 04/01/2041	12	13
4.00%, 05/01/2025	15	15		4.00%, 09/01/2041	282	293
4.00%, 05/01/2025	41	44		4.00%, 09/01/2041	343	357
4.00%, 05/01/2025	10	10		4.00%, 09/01/2041	47	48
4.00%, 05/01/2025	45	48		4.00%, 10/01/2041	147	153
4.00%, 06/01/2025	35	37		4.00%, 10/01/2041	303	315
4.00%, 06/01/2025	17	18		4.00%, 10/01/2041	27	28
4.00%, 07/01/2025	98	104		4.00%, 11/01/2041	228	237
4.00%, 08/01/2025	41	43		4.00%, 11/01/2041	54	56
4.00%, 09/01/2025	54	57		4.00%, 11/01/2041	129	134
4.00%, 11/01/2025	66	70		4.00%, 11/01/2041	159	166
4.00%, 12/01/2025	79	84		4.00%, 12/01/2041	147	152
4.00%, 01/01/2026	38	41		4.00%, 12/01/2041	416	432
4.00%, 01/01/2026	224	236		4.00%, 12/01/2041	148	154
4.00%, 01/01/2026	510	539		4.00%, 12/01/2041	149	155
4.00%, 03/01/2026	108	115		4.00%, 12/01/2041	219	228
4.00%, 03/01/2026	194	205		4.00%, 01/01/2042	159	165
4.00%, 03/01/2026	9	9		4.00%, 01/01/2042	48	50
4.00%, 05/01/2026	61	65		4.00%, 01/01/2042	203	211
4.00%, 06/01/2026	59	62		4.00%, 02/01/2042	104	109
4.00%, 07/01/2026	57	60		4.00%, 05/01/2042	997	1,036
4.00%, 08/01/2026	262	278		4.00%, 02/01/2043	525	546
4.00%, 09/01/2026	121	128		4.00%, 02/01/2043	373	388
4.00%, 04/01/2028(f)	200	211		4.00%, 08/01/2043	296	307
4.00%, 04/01/2029	16	17		4.00%, 09/01/2043	243	252
4.00%, 10/01/2030	45	47		4.00%, 04/01/2044(f)	17,540	18,231
4.00%, 12/01/2030	355	375		4.50%, 03/01/2015	111	117
4.00%, 02/01/2031	119	126		4.50%, 02/01/2018	44	46
4.00%, 07/01/2031	75	79		4.50%, 07/01/2018	25	26
4.00%, 10/01/2031	283	299		4.50%, 08/01/2018	452	479
4.00%, 11/01/2031	67	70		4.50%, 09/01/2018	530	561
4.00%, 12/01/2031	55	58		4.50%, 12/01/2018	434	460
4.00%, 01/01/2032	85	90		4.50%, 01/01/2019	3	3
4.00%, 09/01/2033	571	601		4.50%, 03/01/2019	177	188
4.00%, 03/01/2039	25	26		4.50%, 04/01/2019	535	566
4.00%, 08/01/2039	77	80		4.50%, 05/01/2019	77	82
4.00%, 08/01/2039	11	12		4.50%, 08/01/2019	6	6
4.00%, 10/01/2039	24	25		4.50%, 09/01/2020	13	14
4.00%, 11/01/2039	85	88		4.50%, 05/01/2022	36	38
4.00%, 12/01/2039	30	32		4.50%, 02/01/2024	8	9
4.00%, 02/01/2040	95	99		4.50%, 04/01/2024	6	7
4.00%, 05/01/2040	8	8		4.50%, 04/01/2024	4	4
4.00%, 05/01/2040	77	80		4.50%, 11/01/2024	23	25
4.00%, 08/01/2040	44	46		4.50%, 12/01/2024	30	32
4.00%, 10/01/2040	77	80		4.50%, 12/01/2024	54	58
4.00%, 10/01/2040	148	154		4.50%, 02/01/2025	46	49
4.00%, 10/01/2040	52	54		4.50%, 02/01/2025	60	65
4.00%, 10/01/2040	76	79		4.50%, 04/01/2025	9	10
4.00%, 10/01/2040	33	34		4.50%, 05/01/2025	69	74
4.00%, 10/01/2040	24	25		4.50%, 04/01/2026	99	106
4.00%, 10/01/2040	47	49		4.50%, 04/01/2028(f)	500	530
4.00%, 11/01/2040	35	37		4.50%, 07/01/2029	8	9
4.00%, 12/01/2040	139	144		4.50%, 02/01/2030	41	44
4.00%, 12/01/2040	41	43		4.50%, 04/01/2030	14	15
4.00%, 12/01/2040	95	99		4.50%, 08/01/2030	278	298
4.00%, 12/01/2040	160	167		4.50%, 09/01/2030	229	245
4.00%, 12/01/2040	110	114		4.50%, 01/01/2031	45	48
4.00%, 01/01/2041	114	118		4.50%, 04/01/2031	26	28
4.00%, 01/01/2041	68	70		4.50%, 05/01/2031	40	43
4.00%, 01/01/2041	963	1,001		4.50%, 07/01/2031	158	170
4.00%, 01/01/2041	180	187		4.50%, 08/01/2031	82	89
4.00%, 02/01/2041	108	113		4.50%, 08/01/2033	7	7
4.00%, 02/01/2041	283	295		4.50%, 08/01/2033	45	49

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 11/01/2033	$108	$115		4.50%, 11/01/2041	$129	$138
4.50%, 02/01/2035	376	402		4.50%, 11/01/2041	160	171
4.50%, 12/01/2035	300	321		4.50%, 12/01/2041	152	162
4.50%, 01/01/2036	4	4		4.50%, 09/01/2042	198	211
4.50%, 03/01/2036	11	11		4.50%, 04/01/2043(f)	8,100	8,640
4.50%, 06/01/2038	58	62		4.50%, 09/01/2043	470	502
4.50%, 01/01/2039	15	16		5.00%, 02/01/2015	68	72
4.50%, 02/01/2039	34	36		5.00%, 12/01/2017	7	7
4.50%, 04/01/2039	117	126		5.00%, 03/01/2018	431	458
4.50%, 04/01/2039	107	115		5.00%, 11/01/2018	6	7
4.50%, 04/01/2039	25	27		5.00%, 06/01/2019	45	48
4.50%, 06/01/2039	175	187		5.00%, 07/01/2019	251	267
4.50%, 06/01/2039	38	41		5.00%, 11/01/2020	238	256
4.50%, 06/01/2039	167	179		5.00%, 11/01/2021	20	21
4.50%, 06/01/2039	65	70		5.00%, 02/01/2023	30	32
4.50%, 07/01/2039	116	123		5.00%, 07/01/2023	4	4
4.50%, 07/01/2039	61	65		5.00%, 09/01/2023	165	178
4.50%, 07/01/2039	131	140		5.00%, 12/01/2023	8	9
4.50%, 08/01/2039	66	71		5.00%, 12/01/2023	18	19
4.50%, 09/01/2039	67	72		5.00%, 01/01/2024	43	46
4.50%, 10/01/2039	198	212		5.00%, 01/01/2024	31	33
4.50%, 10/01/2039	123	131		5.00%, 02/01/2024	265	285
4.50%, 12/01/2039	118	127		5.00%, 07/01/2024	19	21
4.50%, 12/01/2039	44	47		5.00%, 11/01/2025	276	300
4.50%, 12/01/2039	61	65		5.00%, 04/01/2029	32	35
4.50%, 12/01/2039	74	80		5.00%, 03/01/2030	59	65
4.50%, 12/01/2039	159	171		5.00%, 08/01/2030	74	81
4.50%, 01/01/2040	150	161		5.00%, 05/01/2033	21	23
4.50%, 01/01/2040	226	241		5.00%, 05/01/2033	33	36
4.50%, 02/01/2040	66	71		5.00%, 07/01/2033	163	179
4.50%, 02/01/2040	110	118		5.00%, 08/01/2033	7	8
4.50%, 03/01/2040	69	74		5.00%, 09/01/2033	73	80
4.50%, 04/01/2040	135	144		5.00%, 11/01/2033	89	98
4.50%, 05/01/2040	69	74		5.00%, 02/01/2034	12	13
4.50%, 05/01/2040	74	79		5.00%, 03/01/2034	16	17
4.50%, 05/01/2040	305	327		5.00%, 05/01/2034	118	130
4.50%, 05/01/2040	200	213		5.00%, 02/01/2035	114	124
4.50%, 06/01/2040	56	60		5.00%, 03/01/2035	11	12
4.50%, 07/01/2040	6	6		5.00%, 04/01/2035	18	20
4.50%, 07/01/2040	67	72		5.00%, 06/01/2035	223	243
4.50%, 08/01/2040	183	196		5.00%, 07/01/2035	11	12
4.50%, 08/01/2040	505	539		5.00%, 07/01/2035	519	566
4.50%, 08/01/2040	100	107		5.00%, 07/01/2035	32	35
4.50%, 08/01/2040	349	372		5.00%, 07/01/2035	103	112
4.50%, 09/01/2040	46	49		5.00%, 09/01/2035	19	21
4.50%, 09/01/2040	80	85		5.00%, 10/01/2035	52	56
4.50%, 09/01/2040	54	57		5.00%, 01/01/2036	97	106
4.50%, 10/01/2040	254	271		5.00%, 03/01/2036	62	68
4.50%, 12/01/2040	45	48		5.00%, 03/01/2036	97	106
4.50%, 03/01/2041	93	100		5.00%, 04/01/2036	3	4
4.50%, 03/01/2041	360	384		5.00%, 05/01/2036	2	2
4.50%, 03/01/2041	71	76		5.00%, 06/01/2036	214	233
4.50%, 04/01/2041	84	89		5.00%, 07/01/2036	119	130
4.50%, 05/01/2041	185	198		5.00%, 07/01/2037	34	37
4.50%, 05/01/2041	116	124		5.00%, 02/01/2038	243	265
4.50%, 05/01/2041	333	355		5.00%, 06/01/2038	14	16
4.50%, 06/01/2041	214	228		5.00%, 01/01/2039	64	70
4.50%, 06/01/2041	111	119		5.00%, 01/01/2039	1,257	1,368
4.50%, 06/01/2041	262	280		5.00%, 02/01/2039	79	86
4.50%, 06/01/2041	358	382		5.00%, 03/01/2039	41	45
4.50%, 06/01/2041	64	69		5.00%, 04/01/2039	42	46
4.50%, 07/01/2041	138	147		5.00%, 04/01/2039	74	81
4.50%, 07/01/2041	80	85		5.00%, 04/01/2039	107	118
4.50%, 07/01/2041	82	88		5.00%, 07/01/2039	106	117
4.50%, 08/01/2041	126	135		5.00%, 10/01/2039	86	94
4.50%, 09/01/2041	609	651		5.00%, 12/01/2039	65	72
4.50%, 09/01/2041	127	135		5.00%, 12/01/2039	161	176
4.50%, 10/01/2041	137	146		5.00%, 01/01/2040	134	148
4.50%, 11/01/2041	141	151		5.00%, 02/01/2040	160	176

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 05/01/2040	$54	$59		5.50%, 01/01/2037	$41	$46
5.00%, 06/01/2040	130	142		5.50%, 02/01/2037	76	85
5.00%, 06/01/2040	128	140		5.50%, 03/01/2037	272	301
5.00%, 06/01/2040	36	40		5.50%, 05/01/2037	37	41
5.00%, 08/01/2040	52	57		5.50%, 05/01/2037	1,283	1,414
5.00%, 08/01/2040	202	221		5.50%, 05/01/2037	3	4
5.00%, 08/01/2040	68	74		5.50%, 06/01/2037	114	125
5.00%, 11/01/2040	76	84		5.50%, 07/01/2037	9	10
5.00%, 04/01/2041	63	69		5.50%, 07/01/2037	6	7
5.00%, 05/01/2041	77	85		5.50%, 08/01/2037	407	453
5.00%, 05/01/2041	97	106		5.50%, 08/01/2037	399	444
5.00%, 05/01/2041	83	91		5.50%, 01/01/2038	17	19
5.00%, 05/01/2041	101	111		5.50%, 01/01/2038	11	12
5.00%, 04/01/2043(f)	7,800	8,504		5.50%, 02/01/2038	55	60
5.15%, 06/01/2037(a)	38	39		5.50%, 02/01/2038	51	57
5.42%, 01/01/2036(a)	17	18		5.50%, 02/01/2038	110	122
5.50%, 02/01/2015	9	9		5.50%, 03/01/2038	39	43
5.50%, 10/01/2016	40	43		5.50%, 03/01/2038	48	53
5.50%, 01/01/2017	38	40		5.50%, 03/01/2038	33	36
5.50%, 02/01/2018	56	60		5.50%, 05/01/2038	76	84
5.50%, 12/01/2018	54	57		5.50%, 05/01/2038	20	22
5.50%, 05/01/2019	9	9		5.50%, 06/01/2038	44	48
5.50%, 08/01/2019	56	60		5.50%, 06/01/2038	5	6
5.50%, 12/01/2019	27	29		5.50%, 06/01/2038	579	638
5.50%, 01/01/2021	9	10		5.50%, 06/01/2038	424	468
5.50%, 05/01/2021	13	14		5.50%, 06/01/2038	4	5
5.50%, 10/01/2021	10	11		5.50%, 07/01/2038	26	28
5.50%, 11/01/2022	35	38		5.50%, 07/01/2038	38	42
5.50%, 11/01/2022	17	19		5.50%, 08/01/2038	470	519
5.50%, 02/01/2023	20	22		5.50%, 09/01/2038	3	4
5.50%, 03/01/2023	33	35		5.50%, 11/01/2038	399	440
5.50%, 04/01/2023	47	50		5.50%, 11/01/2038	17	19
5.50%, 07/01/2023	19	21		5.50%, 11/01/2038	18	20
5.50%, 09/01/2023	24	27		5.50%, 11/01/2038	15	16
5.50%, 12/01/2023	12	13		5.50%, 11/01/2038	21	23
5.50%, 05/01/2025	52	55		5.50%, 11/01/2038	256	282
5.50%, 06/01/2028	20	22		5.50%, 12/01/2038	46	51
5.50%, 09/01/2028	6	7		5.50%, 12/01/2038	18	20
5.50%, 01/01/2029	11	13		5.50%, 12/01/2038	31	35
5.50%, 12/01/2029	43	47		5.50%, 01/01/2039	29	31
5.50%, 06/01/2033	25	28		5.50%, 04/01/2039	26	28
5.50%, 04/01/2034	121	135		5.50%, 07/01/2039	108	120
5.50%, 04/01/2034	87	97		5.50%, 09/01/2039	68	75
5.50%, 04/01/2034	66	74		5.50%, 10/01/2039	27	30
5.50%, 05/01/2034	75	83		5.50%, 12/01/2039	50	56
5.50%, 06/01/2034	4	4		5.50%, 12/01/2039	124	138
5.50%, 11/01/2034	64	71		5.50%, 05/01/2040	297	327
5.50%, 01/01/2035	69	77		5.50%, 06/01/2040	19	21
5.50%, 01/01/2035	15	17		5.50%, 07/01/2040	57	63
5.50%, 03/01/2035	29	32		5.50%, 07/01/2041	413	456
5.50%, 04/01/2035	3	3		5.50%, 04/01/2043(f)	1,600	1,767
5.50%, 04/01/2035	41	46		5.50%, 03/01/2044(f)	500	551
5.50%, 08/01/2035	18	20		6.00%, 01/01/2016	1	1
5.50%, 09/01/2035	5	6		6.00%, 10/01/2016	1	1
5.50%, 10/01/2035	8	8		6.00%, 06/01/2017	4	4
5.50%, 10/01/2035	8	8		6.00%, 06/01/2017	34	36
5.50%, 11/01/2035	498	553		6.00%, 11/01/2017	1	1
5.50%, 12/01/2035	25	28		6.00%, 05/01/2024	5	5
5.50%, 01/01/2036	10	11		6.00%, 12/01/2032	39	44
5.50%, 04/01/2036	5	5		6.00%, 01/01/2033	8	9
5.50%, 04/01/2036	77	85		6.00%, 10/01/2033	12	13
5.50%, 05/01/2036	370	410		6.00%, 12/01/2033	28	31
5.50%, 07/01/2036	41	46		6.00%, 10/01/2034	47	53
5.50%, 08/01/2036	102	113		6.00%, 12/01/2034	19	22
5.50%, 09/01/2036	46	51		6.00%, 01/01/2035	79	89
5.50%, 09/01/2036	114	127		6.00%, 07/01/2035	76	86
5.50%, 11/01/2036	29	32		6.00%, 07/01/2035	195	219
5.50%, 11/01/2036	41	45		6.00%, 10/01/2035	72	80
5.50%, 11/01/2036	18	19		6.00%, 05/01/2036	9	10

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA)
6.00%, 05/01/2036	$3	$3		(continued)
				2.50%, 09/20/2027	$345	$350
6.00%, 05/01/2036	5	5		2.50%, 04/20/2028	292	296
6.00%, 06/01/2036	48	53
6.00%, 02/01/2037	16	18		2.50%, 07/20/2028	285	289
				2.50%, 12/20/2040	45	47
6.00%, 02/01/2037	69	77		2.50%, 02/20/2042(a)	144	149
6.00%, 03/01/2037	140	156		2.50%, 01/20/2043(a)	202	207
6.00%, 03/01/2037	50	56		2.50%, 04/01/2043	100	94
6.00%, 06/01/2037	28	31		2.50%, 07/20/2043	393	371
6.00%, 07/01/2037	11	13		2.50%, 11/20/2043(a)	690	703
6.00%, 09/01/2037	70	79		2.50%, 04/01/2044(f)	300	283
6.00%, 10/01/2037	8	9		3.00%, 04/15/2027	193	200
6.00%, 11/01/2037	1	1
6.00%, 11/01/2037	15	17		3.00%, 09/20/2027	333	345
				3.00%, 11/20/2027	175	181
6.00%, 11/01/2037	5	6		3.00%, 09/20/2028	192	199
6.00%, 12/01/2037	24	27		3.00%, 10/20/2028	296	307
6.00%, 01/01/2038	390	434		3.00%, 01/20/2029	99	103
6.00%, 01/01/2038	34	38		3.00%, 02/20/2041 (a)	120	125
6.00%, 01/01/2038	19	21		3.00%, 11/20/2041(a)	191	199
6.00%, 02/01/2038	13	14		3.00%, 02/20/2042(a)	162	169
6.00%, 03/01/2038	191	212		3.00%, 04/20/2042(a)	497	514
6.00%, 03/01/2038	23	25		3.00%, 07/20/2042(a)	757	787
6.00%, 05/01/2038	11	12
6.00%, 05/01/2038	21	24		3.00%, 09/20/2042	467	460
				3.00%, 10/15/2042	734	723
6.00%, 08/01/2038	36	40		3.00%, 12/20/2042	926	913
6.00%, 09/01/2038	110	122
6.00%, 10/01/2038	72	80		3.00%, 03/20/2043	1,720	1,696
				3.00%, 03/20/2043	480	473
6.00%, 11/01/2038	184	205		3.00%, 04/01/2043(f)	2,000	1,967
6.00%, 12/01/2038	15	16
6.00%, 10/01/2039	40	45		3.00%, 04/01/2043	11,000	10,816
				3.00%, 05/15/2043	80	79
6.00%, 10/01/2039	39	44		3.00%, 06/20/2043	491	484
6.00%, 04/01/2040	85	95
6.00%, 09/01/2040	26	29		3.00%, 08/15/2043	693	683
				3.00%, 10/20/2043	394	388
6.00%, 10/01/2040	41	45		3.00%, 11/20/2043	300	296
6.00%, 10/01/2040	95	106
6.00%, 05/01/2041	866	964		3.00%, 02/20/2044	700	689
				3.50%, 12/15/2025	26	27
6.50%, 12/01/2016	24	25		3.50%, 02/15/2026	96	102
6.50%, 07/01/2020	4	4
6.50%, 03/01/2026	1	1		3.50%, 05/15/2026	37	39
				3.50%, 03/20/2027	88	92
6.50%, 12/01/2031	2	2		3.50%, 04/20/2027	145	152
6.50%, 03/01/2032	3	3
6.50%, 07/01/2032	12	14		3.50%, 09/20/2028	187	196
6.50%, 11/01/2033	18	21		3.50%, 07/20/2040	37	39
				3.50%, 01/20/2041	126	129
6.50%, 08/01/2034	42	48		3.50%, 03/20/2041(a)	540	568
6.50%, 09/01/2034	35	40
6.50%, 10/01/2034	11	12		3.50%, 05/20/2041	111	116
				3.50%, 11/15/2041	91	93
6.50%, 07/01/2037	18	20		3.50%, 11/20/2041	38	39
6.50%, 07/01/2037	13	14
6.50%, 08/01/2037	17	19		3.50%, 01/15/2042	100	103
				3.50%, 01/20/2042	176	180
6.50%, 10/01/2037	163	184		3.50%, 02/15/2042	523	535
6.50%, 01/01/2038	31	35
6.50%, 01/01/2038	411	462		3.50%, 02/15/2042	192	196
				3.50%, 02/20/2042	171	174
6.50%, 02/01/2038	13	15		3.50%, 03/15/2042	188	192
6.50%, 02/01/2038	14	16
6.50%, 03/01/2038	87	98		3.50%, 03/15/2042	171	175
				3.50%, 03/20/2042	197	202
6.50%, 03/01/2038	7	8		3.50%, 04/20/2042	401	410
6.50%, 05/01/2038	236	265
6.50%, 05/01/2038	36	40		3.50%, 05/20/2042	1,391	1,422
				3.50%, 06/20/2042	824	842
6.50%, 09/01/2038	17	19		3.50%, 08/20/2042	607	621
6.50%, 10/01/2039	29	32
7.00%, 12/01/2037	36	39		3.50%, 01/15/2043	963	984
				3.50%, 01/15/2043	572	584
7.00%, 12/01/2037	27	30		3.50%, 01/20/2043	900	919
7.50%, 05/01/2031	16	19		3.50%, 03/20/2043	914	934
		$186,406		3.50%, 04/01/2043	14,600	14,899
Government National Mortgage Association (GNMA) -				3.50%, 04/20/2043	933	954
8.00%				3.50%, 08/15/2043	387	396
1.63%, 11/20/2040(a)	73	76		3.50%, 04/01/2044(f)	300	306
2.00%, 10/20/2042(a)	204	213
2.00%, 01/20/2043	212	220		4.00%, 07/15/2024	172	183
2.00%, 06/20/2043 (a)	183	190		4.00%, 08/15/2024	42	45
				4.00%, 12/15/2024	40	42

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
4.00%, 11/15/2025	$28	$30		4.50%, 02/15/2040	$47	$51
4.00%, 05/15/2026	36	39		4.50%, 02/15/2040	79	85
4.00%, 06/15/2039	22	23		4.50%, 02/15/2040	30	32
4.00%, 07/20/2040	90	94		4.50%, 02/15/2040	26	28
4.00%, 08/15/2040	64	68		4.50%, 03/15/2040	68	73
4.00%, 08/15/2040	169	178		4.50%, 05/15/2040	67	72
4.00%, 09/15/2040	70	74		4.50%, 06/15/2040	68	73
4.00%, 09/15/2040	98	104		4.50%, 06/15/2040	61	66
4.00%, 10/15/2040	96	101		4.50%, 07/15/2040	71	77
4.00%, 11/15/2040	90	95		4.50%, 07/15/2040	54	59
4.00%, 11/15/2040	14	15		4.50%, 08/15/2040	101	109
4.00%, 11/20/2040	63	67		4.50%, 08/15/2040	80	87
4.00%, 12/20/2040	103	109		4.50%, 08/15/2040	76	82
4.00%, 01/15/2041	100	106		4.50%, 08/15/2040	99	107
4.00%, 01/15/2041	221	232		4.50%, 09/15/2040	85	92
4.00%, 01/15/2041	73	77		4.50%, 09/15/2040	110	119
4.00%, 01/20/2041	202	212		4.50%, 10/15/2040	98	106
4.00%, 05/15/2041	105	111		4.50%, 12/15/2040	54	58
4.00%, 05/15/2041	66	70		4.50%, 01/20/2041	117	127
4.00%, 07/20/2041(a)	54	57		4.50%, 01/20/2041	101	109
4.00%, 07/20/2041	75	79		4.50%, 02/20/2041	120	130
4.00%, 08/15/2041	57	60		4.50%, 02/20/2041	108	117
4.00%, 08/15/2041	263	277		4.50%, 03/15/2041	49	53
4.00%, 09/15/2041	185	195		4.50%, 03/15/2041	261	283
4.00%, 09/15/2041	85	89		4.50%, 03/20/2041	109	118
4.00%, 09/15/2041	202	213		4.50%, 03/20/2041	66	71
4.00%, 09/20/2041	362	381		4.50%, 04/15/2041	56	60
4.00%, 10/15/2041	84	88		4.50%, 04/15/2041	130	141
4.00%, 10/15/2041	111	116		4.50%, 04/20/2041	130	140
4.00%, 11/15/2041	369	389		4.50%, 05/15/2041	91	99
4.00%, 11/20/2041	124	131		4.50%, 05/15/2041	77	83
4.00%, 12/15/2041	126	133		4.50%, 06/20/2041	409	441
4.00%, 12/15/2041	235	247		4.50%, 07/15/2041	59	64
4.00%, 12/20/2041	124	130		4.50%, 07/15/2041	171	185
4.00%, 01/20/2042	661	696		4.50%, 07/20/2041	780	841
4.00%, 02/20/2042	544	572		4.50%, 08/15/2041	429	464
4.00%, 03/15/2042	170	179		4.50%, 08/20/2041	288	312
4.00%, 03/15/2042	289	304		4.50%, 09/20/2041	71	76
4.00%, 03/20/2042	642	676		4.50%, 11/20/2041	1,045	1,127
4.00%, 04/20/2042	572	602		4.50%, 12/20/2041	72	78
4.00%, 07/20/2042	1,259	1,325		4.50%, 01/20/2042	524	565
4.00%, 06/20/2043	155	163		4.50%, 02/20/2042	262	282
4.00%, 09/15/2043	496	522		4.50%, 03/20/2042	67	73
4.00%, 09/20/2043	292	307		4.50%, 04/20/2042	131	142
4.00%, 04/01/2044	8,100	8,511		4.50%, 05/20/2042	156	169
4.00%, 04/01/2044(f)	800	840		4.50%, 04/01/2043(f)	1,100	1,186
4.50%, 04/20/2026	26	27		4.50%, 05/20/2043	818	884
4.50%, 02/15/2039	552	596		4.50%, 04/01/2044	5,200	5,605
4.50%, 03/15/2039	62	67		5.00%, 08/15/2033	106	117
4.50%, 03/15/2039	202	218		5.00%, 02/15/2034	120	133
4.50%, 03/15/2039	94	101		5.00%, 08/15/2035	78	85
4.50%, 03/15/2039	51	55		5.00%, 04/20/2037	10	11
4.50%, 03/20/2039	107	115		5.00%, 04/20/2038	737	804
4.50%, 04/15/2039	227	245		5.00%, 05/15/2038	183	200
4.50%, 04/15/2039	82	88		5.00%, 06/20/2038	82	90
4.50%, 04/15/2039	154	166		5.00%, 10/15/2038	45	49
4.50%, 05/15/2039	352	380		5.00%, 01/15/2039	380	416
4.50%, 05/15/2039	42	46		5.00%, 02/15/2039	317	347
4.50%, 05/15/2039	41	44		5.00%, 04/15/2039	424	466
4.50%, 05/15/2039	119	130		5.00%, 05/15/2039	26	28
4.50%, 05/15/2039	559	603		5.00%, 06/15/2039	80	89
4.50%, 06/15/2039	196	213		5.00%, 06/15/2039	70	77
4.50%, 07/15/2039	48	52		5.00%, 06/20/2039	91	99
4.50%, 11/15/2039	437	476		5.00%, 07/15/2039	66	72
4.50%, 11/15/2039	47	51		5.00%, 07/15/2039	67	74
4.50%, 12/15/2039	137	148		5.00%, 07/15/2039	77	84
4.50%, 01/15/2040	159	173		5.00%, 07/15/2039	87	96
4.50%, 02/15/2040	44	48		5.00%, 08/15/2039	74	82
4.50%, 02/15/2040	23	25		5.00%, 09/15/2039	76	84

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.00%, 09/15/2039	$29	$32		5.50%, 12/20/2040	$42	$47
5.00%, 09/15/2039	69	75		5.50%, 01/20/2041	678	751
5.00%, 09/15/2039	91	99		5.50%, 04/20/2041	127	141
5.00%, 09/15/2039	72	80		5.50%, 10/20/2041	119	132
5.00%, 11/15/2039	87	96		5.50%, 11/20/2041	127	143
5.00%, 12/15/2039	143	157		5.50%, 10/20/2042	343	380
5.00%, 02/15/2040	88	98		5.50%, 11/20/2042	339	376
5.00%, 02/15/2040	86	96		5.50%, 06/20/2043	384	425
5.00%, 02/15/2040	89	98		6.00%, 07/15/2032	2	2
5.00%, 04/15/2040	63	70		6.00%, 12/15/2032	2	3
5.00%, 05/15/2040	53	58		6.00%, 10/15/2034	43	50
5.00%, 05/15/2040	77	85		6.00%, 04/15/2035	29	33
5.00%, 05/20/2040	24	27		6.00%, 04/15/2036	26	29
5.00%, 06/15/2040	163	179		6.00%, 06/15/2036	53	61
5.00%, 06/15/2040	66	72		6.00%, 04/15/2037	83	95
5.00%, 06/15/2040	14	15		6.00%, 05/15/2037	64	72
5.00%, 06/15/2040	116	127		6.00%, 10/20/2037	117	132
5.00%, 06/20/2040	113	124		6.00%, 11/20/2037	44	49
5.00%, 07/15/2040	54	60		6.00%, 01/15/2038	30	34
5.00%, 07/20/2040	116	127		6.00%, 08/15/2038	27	31
5.00%, 01/20/2041	59	65		6.00%, 01/15/2039	250	279
5.00%, 02/20/2041	141	156		6.00%, 09/15/2039	84	95
5.00%, 04/15/2041	394	434		6.00%, 09/15/2039	130	145
5.00%, 05/20/2041	129	142		6.00%, 11/15/2039	212	238
5.00%, 06/20/2041	34	38		6.00%, 04/15/2040	11	12
5.00%, 07/20/2041	53	58		6.00%, 01/20/2042	121	137
5.00%, 08/20/2041	380	417		6.50%, 10/20/2028	2	2
5.00%, 10/20/2041	44	48		6.50%, 05/20/2029	1	1
5.00%, 11/20/2041	124	135		6.50%, 02/20/2032	1	1
5.00%, 12/20/2041	97	106		6.50%, 05/20/2032	9	11
5.00%, 02/20/2042	499	548		6.50%, 05/15/2037	79	89
5.00%, 04/20/2042	1,172	1,279		6.50%, 08/20/2038	36	41
5.00%, 12/20/2042	936	1,021		6.50%, 09/15/2038	42	48
5.00%, 01/20/2043	187	204		7.00%, 01/15/2028	2	2
5.00%, 04/01/2043(f)	500	546		7.00%, 03/15/2029	3	3
5.00%, 07/20/2043	602	656		7.00%, 07/15/2031	2	2
5.00%, 11/20/2043	287	313				$110,195
5.00%, 04/01/2044	200	218
5.50%, 01/15/2024	18	19		U.S. Treasury - 34.49%
5.50%, 11/15/2033	48	53		0.13%, 04/30/2015	2,689	2,688
5.50%, 03/15/2034	18	20		0.25%, 03/31/2015	2,450	2,453
5.50%, 04/15/2034	22	24		0.25%, 05/15/2015	6,252	6,259
5.50%, 07/15/2034	15	17		0.25%, 05/31/2015	2,840	2,843
5.50%, 11/15/2034	68	77		0.25%, 07/15/2015	1,889	1,891
5.50%, 02/15/2035	39	44		0.25%, 07/31/2015	2,800	2,803
5.50%, 03/15/2036	24	27		0.25%, 08/15/2015	3,450	3,453
5.50%, 04/15/2036	37	41		0.25%, 09/15/2015	2,238	2,239
5.50%, 12/15/2036	25	28		0.25%, 09/30/2015	2,215	2,216
5.50%, 04/15/2037	77	85		0.25%, 10/15/2015	3,618	3,618
5.50%, 05/15/2038	32	35		0.25%, 10/31/2015	2,230	2,229
5.50%, 06/15/2038	41	45		0.25%, 11/30/2015	2,310	2,308
5.50%, 08/15/2038	299	332		0.25%, 12/15/2015	2,699	2,696
5.50%, 09/15/2038	144	160		0.25%, 12/31/2015	3,475	3,470
5.50%, 10/20/2038	98	109		0.25%, 02/29/2016	2,500	2,493
5.50%, 11/15/2038	40	44		0.25%, 04/15/2016	3,626	3,611
5.50%, 12/20/2038	39	43		0.25%, 05/15/2016	3,130	3,114
5.50%, 01/15/2039	107	119		0.38%, 03/15/2015	2,813	2,819
5.50%, 01/15/2039	43	48		0.38%, 04/15/2015	1,918	1,922
5.50%, 01/15/2039	33	37		0.38%, 06/15/2015	1,877	1,882
5.50%, 01/15/2039	10	11		0.38%, 06/30/2015	2,000	2,005
5.50%, 02/15/2039	25	28		0.38%, 08/31/2015	2,735	2,742
5.50%, 02/20/2039	207	229		0.38%, 11/15/2015	3,418	3,423
5.50%, 05/15/2039	10	11		0.38%, 01/15/2016	2,505	2,506
5.50%, 12/15/2039	53	59		0.38%, 01/31/2016	2,415	2,416
5.50%, 03/15/2040	205	227		0.38%, 02/15/2016	2,100	2,100
5.50%, 04/15/2040	329	364		0.38%, 03/15/2016	2,670	2,668
5.50%, 06/20/2040	248	275		0.50%, 06/15/2016	2,555	2,553
5.50%, 07/20/2040	54	60		0.50%, 07/31/2017	2,530	2,482
5.50%, 11/15/2040	37	41		0.63%, 07/15/2016	2,200	2,203

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)				U.S. Treasury (continued)
0.63%, 08/15/2016	$2,105	$2,106		1.88%, 09/30/2017	$984	$1,007
0.63%, 10/15/2016	2,090	2,087		1.88%, 10/31/2017	1,484	1,519
0.63%, 11/15/2016	2,165	2,159		1.88%, 06/30/2020	2,000	1,970
0.63%, 12/15/2016	2,475	2,466		1.88%, 10/31/2020	2,020	1,961
0.63%, 02/15/2017	2,350	2,335		2.00%, 01/31/2016	2,104	2,167
0.63%, 05/31/2017	2,090	2,066		2.00%, 04/30/2016	1,900	1,960
0.63%, 08/31/2017	2,700	2,654		2.00%, 07/31/2020	3,200	3,175
0.63%, 09/30/2017	3,000	2,944		2.00%, 09/30/2020	1,945	1,922
0.63%, 11/30/2017	2,831	2,768		2.00%, 11/30/2020	2,095	2,064
0.63%, 04/30/2018	2,130	2,063		2.00%, 02/28/2021	1,235	1,212
0.75%, 01/15/2017	2,265	2,262		2.00%, 11/15/2021	2,060	1,999
0.75%, 06/30/2017	3,231	3,201		2.00%, 02/15/2022	1,873	1,811
0.75%, 10/31/2017	3,602	3,544		2.00%, 02/15/2023	3,652	3,473
0.75%, 12/31/2017	3,459	3,392		2.13%, 05/31/2015	4,626	4,731
0.75%, 02/28/2018	1,986	1,940		2.13%, 12/31/2015	3,825	3,944
0.75%, 03/31/2018	1,700	1,658		2.13%, 02/29/2016	1,420	1,467
0.88%, 09/15/2016	2,080	2,092		2.13%, 08/31/2020	1,905	1,900
0.88%, 11/30/2016	2,657	2,667		2.13%, 01/31/2021	2,190	2,169
0.88%, 12/31/2016	2,050	2,055		2.13%, 08/15/2021	3,350	3,292
0.88%, 01/31/2017	4,450	4,456		2.25%, 03/31/2016	2,000	2,072
0.88%, 02/28/2017	1,760	1,760		2.25%, 11/30/2017	1,994	2,066
0.88%, 04/30/2017	2,744	2,738		2.38%, 03/31/2016	4,050	4,207
0.88%, 01/31/2018	3,045	2,996		2.38%, 07/31/2017	1,720	1,792
0.88%, 07/31/2019	884	839		2.38%, 05/31/2018	1,675	1,739
1.00%, 08/31/2016	3,179	3,207		2.38%, 06/30/2018	488	506
1.00%, 09/30/2016	1,722	1,736		2.38%, 12/31/2020	1,675	1,688
1.00%, 10/31/2016	2,324	2,341		2.50%, 03/31/2015	2,922	2,991
1.00%, 03/31/2017	2,545	2,552		2.50%, 04/30/2015	3,032	3,108
1.00%, 05/31/2018	1,940	1,905		2.50%, 06/30/2017	1,129	1,181
1.00%, 06/30/2019	750	718		2.50%, 08/15/2023	5,777	5,694
1.00%, 08/31/2019	2,200	2,099		2.63%, 02/29/2016	1,800	1,876
1.00%, 09/30/2019	2,000	1,904		2.63%, 04/30/2016	1,105	1,154
1.00%, 11/30/2019	2,500	2,369		2.63%, 01/31/2018	1,136	1,192
1.13%, 05/31/2019	2,620	2,532		2.63%, 04/30/2018	1,071	1,123
1.13%, 12/31/2019	2,000	1,906		2.63%, 08/15/2020	2,710	2,787
1.13%, 03/31/2020	1,030	975		2.63%, 11/15/2020	6,057	6,214
1.13%, 04/30/2020	2,200	2,079		2.75%, 11/30/2016	2,506	2,638
1.25%, 08/31/2015	366	371		2.75%, 05/31/2017	1,900	2,004
1.25%, 09/30/2015	815	827		2.75%, 12/31/2017	853	899
1.25%, 10/31/2015	3,596	3,652		2.75%, 02/28/2018	1,673	1,763
1.25%, 10/31/2018	1,755	1,727		2.75%, 02/15/2019	1,478	1,552
1.25%, 11/30/2018	4,295	4,220		2.75%, 11/15/2023	3,347	3,362
1.25%, 01/31/2019	3,195	3,130		2.75%, 02/15/2024	1,880	1,884
1.25%, 04/30/2019	265	258		2.75%, 08/15/2042	2,111	1,802
1.25%, 10/31/2019	1,500	1,446		2.75%, 11/15/2042	4,290	3,655
1.25%, 02/29/2020	2,346	2,242		2.88%, 03/31/2018	722	764
1.38%, 11/30/2015	2,637	2,684		2.88%, 05/15/2043	3,153	2,752
1.38%, 06/30/2018	1,761	1,753		3.00%, 08/31/2016	2,694	2,848
1.38%, 07/31/2018	2,000	1,988		3.00%, 09/30/2016	1,466	1,551
1.38%, 09/30/2018	5,930	5,877		3.00%, 02/28/2017	1,099	1,166
1.38%, 12/31/2018	2,000	1,974		3.00%, 05/15/2042	1,127	1,016
1.38%, 02/28/2019	1,627	1,600		3.13%, 10/31/2016	924	982
1.38%, 01/31/2020	2,590	2,499		3.13%, 01/31/2017	1,648	1,754
1.38%, 05/31/2020	2,000	1,916		3.13%, 04/30/2017	878	936
1.50%, 06/30/2016	1,966	2,008		3.13%, 05/15/2019	2,656	2,832
1.50%, 07/31/2016	1,433	1,463		3.13%, 05/15/2021	4,970	5,235
1.50%, 08/31/2018	4,960	4,951		3.13%, 11/15/2041	2,507	2,324
1.50%, 12/31/2018	1,969	1,954		3.13%, 02/15/2042	2,318	2,146
1.50%, 01/31/2019	1,005	996		3.13%, 02/15/2043	2,600	2,393
1.50%, 02/28/2019	2,400	2,376		3.25%, 05/31/2016	2,000	2,119
1.50%, 03/31/2019	1,380	1,364		3.25%, 06/30/2016	3,000	3,181
1.63%, 08/15/2022	570	530		3.25%, 07/31/2016	1,224	1,300
1.63%, 11/15/2022	3,459	3,201		3.25%, 12/31/2016	2,474	2,639
1.75%, 07/31/2015	2,053	2,096		3.25%, 03/31/2017	870	930
1.75%, 05/31/2016	1,920	1,971		3.38%, 11/15/2019	2,775	2,992
1.75%, 10/31/2018	2,400	2,416		3.50%, 02/15/2018	3,617	3,915
1.75%, 05/15/2023	4,955	4,590		3.50%, 05/15/2020	2,157	2,336
1.88%, 06/30/2015	3,473	3,546		3.50%, 02/15/2039	1,264	1,268
1.88%, 08/31/2017	1,684	1,727		3.63%, 08/15/2019	2,754	3,006

See accompanying notes.

Schedule of Investments
Bond Market Index Account
March 31, 2014 (unaudited)

				(e)	Credit support indicates investments that benefit from credit enhancement
				or liquidity support provided by a third party bank, institution, or
U.S. GOVERNMENT & GOVERNMENT	Principal			government agency.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
U.S. Treasury (continued)				Notes to Financial Statements for additional information.
3.63%, 02/15/2020	$3,436	$3,750
3.63%, 02/15/2021	3,965	4,313
3.63%, 08/15/2043	2,850	2,885		Portfolio Summary (unaudited)
3.63%, 02/15/2044	1,500	1,517		Sector	Percent
3.75%, 11/15/2018	960	1,052		Government	41.45%
3.75%, 08/15/2041	1,085	1,130
3.75%, 11/15/2043	2,705	2,801		Mortgage Securities	31.05%
				Exchange Traded Funds	13.14%
3.88%, 08/15/2040	1,344	1,433		Financial	8.80%
4.00%, 08/15/2018	1,000	1,107
4.13%, 05/15/2015	3,300	3,446		Consumer, Non-cyclical	3.38%
				Energy	3.01%
4.25%, 08/15/2015	2,766	2,919		Communications	2.86%
4.25%, 11/15/2017	1,733	1,920
4.25%, 05/15/2039	1,589	1,798		Utilities	1.76%
				Industrial	1.47%
4.25%, 11/15/2040	1,146	1,298		Basic Materials	1.25%
4.38%, 02/15/2038	87	100		Consumer, Cyclical	1.22%
4.38%, 11/15/2039	1,527	1,763
4.38%, 05/15/2040	1,104	1,275		Technology	0.92%
				Revenue Bonds	0.54%
4.38%, 05/15/2041	450	520		Asset Backed Securities	0.43%
4.50%, 11/15/2015	1,664	1,778
4.50%, 02/15/2016	2,000	2,154		General Obligation Unlimited	0.36%
				Insured	0.03%
4.50%, 02/15/2036	918	1,078		General Obligation Limited	0.01%
4.50%, 08/15/2039	1,123	1,321
4.63%, 11/15/2016	463	510		Liabilities in Excess of Other Assets, Net	(11.68)%
4.63%, 02/15/2017	900	996		TOTAL NET ASSETS	100.00%
4.63%, 02/15/2040	1,930	2,314
4.75%, 08/15/2017	2,704	3,032
4.75%, 02/15/2037	800	972
4.75%, 02/15/2041	748	915
4.88%, 08/15/2016	450	495
5.13%, 05/15/2016	5,600	6,148
5.25%, 11/15/2028	670	838
6.00%, 02/15/2026	2,075	2,728
6.13%, 11/15/2027	1,347	1,813
6.13%, 08/15/2029	228	311
6.25%, 05/15/2030	1,333	1,850
6.38%, 08/15/2027	7	10
6.50%, 11/15/2026	198	273
7.25%, 05/15/2016	1,700	1,941
7.50%, 11/15/2016	250	294
7.88%, 02/15/2021	129	175
8.00%, 11/15/2021	469	655
8.75%, 05/15/2017	1,053	1,304
8.75%, 05/15/2020	178	247
8.88%, 08/15/2017	5,000	6,290
9.13%, 05/15/2018	300	394
9.25%, 02/15/2016	465	542
9.88%, 11/15/2015	64	75
10.63%, 08/15/2015	153	175
		$474,761
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$879,993
Total Investments		$1,537,451
Liabilities in Excess of Other Assets, Net - (11.68)%		$(160,827)
TOTAL NET ASSETS - 100.00%		$1,376,624

(a)	Variable Rate. Rate shown is in effect at March 31, 2014.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $627 or 0.05% of net assets.
(c)	Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,892 or 0.14% of net assets.

See accompanying notes.

Schedule of Investments Diversified Balanced Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.25%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 15.17%
International Equity Index Fund (a)	6,112,520	$64,303
MidCap S&P 400 Index Fund (a)	1,862,797	36,008
SmallCap S&P 600 Index Fund (a)	1,433,350	35,719
		$136,030

Principal Variable Contracts Funds, Inc. Class 1 - 85.08%
Bond Market Index Account (a)	44,503,704	447,707
LargeCap S&P 500 Index Account (a)	23,169,319	315,335
		$763,042
TOTAL INVESTMENT COMPANIES		$899,072
Total Investments		$899,072
Liabilities in Excess of Other Assets, Net - (0.25)%		$(2,238)
TOTAL NET ASSETS - 100.00%		$896,834

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.92%
Domestic Equity Funds		43.16%
International Equity Funds		7.17%
Liabilities in Excess of Other Assets, Net		(0.25)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
March 31, 2014 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	43,143,959	$433,139	2,231,578	$22,391	871,833	$8,703	44,503,704	$446,827
International Equity Index Fund	5,818,109	57,331	424,868	4,389	130,457	1,368	6,112,520	60,351
LargeCap S&P 500 Index Account	22,615,659	211,264	1,165,741	15,417	612,081	8,222	23,169,319	218,506
MidCap S&P 400 Index Fund	1,840,036	25,883	77,755	1,466	54,994	1,049	1,862,797	26,305
SmallCap S&P 600 Index Fund	1,391,882	22,092	80,979	1,963	39,511	982	1,433,350	23,072

		$749,709		$45,626		$20,324		$775,061

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond Market Index Account		$—			$—			$—
International Equity Index Fund		—			(1)			—
LargeCap S&P 500 Index Account		—			47			—
MidCap S&P 400 Index Fund		—			5			—
SmallCap S&P 600 Index Fund		—			(1)			—
		$—			$50			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Balanced Managed Volatility Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 15.13%
International Equity Index Fund (a)	128,966	$1,357
MidCap S&P 400 Index Fund (a)	39,339	760
SmallCap S&P 600 Index Fund (a)	30,279	755
		$2,872

Principal Variable Contracts Funds, Inc. Class 1 - 84.83%
Bond Market Index Account (a)	939,606	9,452
LargeCap S&P 500 Managed Volatility Index	629,482	6,654
Account (a)
		$16,106
TOTAL INVESTMENT COMPANIES		$18,978
Total Investments		$18,978
Other Assets in Excess of Liabilities, Net - 0.04%		$7
TOTAL NET ASSETS - 100.00%		$18,985

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49.79%
Domestic Equity Funds		43.02%
International Equity Funds		7.15%
Other Assets in Excess of Liabilities, Net		0.04%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	35,439	$351	928,279	$9,304	24,112		$242	939,606	$9,413
International Equity Index Fund	4,770	54	128,183	1,328	3,987		42	128,966	1,340
LargeCap S&P 500 Managed	23,709	244	624,597	6,493	18,824		199	629,482	6,539
Volatility Index Account
MidCap S&P 400 Index Fund	1,510	28	39,260	742	1,431		27	39,339	743
SmallCap S&P 600 Index Fund	1,142	28	30,370	742	1,233		31	30,279	739

		$705		$18,609			$541		$18,774

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$—			$—	$			—
International Equity Index Fund		—			—				—
LargeCap S&P 500 Managed Volatility
Index Account		—			1				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$1	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Growth Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 20.20%
International Equity Index Fund (a)	23,165,229	$243,698
MidCap S&P 400 Index Fund (a)	6,177,620	119,413
SmallCap S&P 600 Index Fund (a)	4,753,559	118,459
		$481,570

Principal Variable Contracts Funds, Inc. Class 1 - 80.01%
Bond Market Index Account (a)	82,647,571	831,435
LargeCap S&P 500 Index Account (a)	79,030,477	1,075,605
		$1,907,040
TOTAL INVESTMENT COMPANIES		$2,388,610
Total Investments		$2,388,610
Liabilities in Excess of Other Assets, Net - (0.21)%		$(4,996)
TOTAL NET ASSETS - 100.00%		$2,383,614

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.11%
Fixed Income Funds		34.88%
International Equity Funds		10.22%
Liabilities in Excess of Other Assets, Net		(0.21)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	77,476,746	$776,428		6,703,309	$67,224	1,532,484	$15,295	82,647,571	$828,357
International Equity Index Fund	21,320,931	216,648		2,150,940	22,225	306,642	3,235	23,165,229	235,637
LargeCap S&P 500 Index Account	74,590,076	736,822		5,805,210	76,858	1,364,809	18,376	79,030,477	795,337
MidCap S&P 400 Index Fund	5,900,146	87,287		402,888	7,587	125,414	2,392	6,177,620	92,486
SmallCap S&P 600 Index Fund	4,463,204	76,234		395,040	9,582	104,685	2,606	4,753,559	83,207

		$1,893,419			$183,476		$41,904		$2,035,024

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond Market Index Account			$—			$—			$—
International Equity Index Fund			—			(1)			—
LargeCap S&P 500 Index Account			—			33			—
MidCap S&P 400 Index Fund			—			4			—
SmallCap S&P 600 Index Fund			—			(3)			—
			$—			$33			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Growth Managed Volatility Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 98.99%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 19.96%
International Equity Index Fund (a)	346,391	$3,644
MidCap S&P 400 Index Fund (a)	92,561	1,790
SmallCap S&P 600 Index Fund (a)	71,274	1,776
		$7,210

Principal Variable Contracts Funds, Inc. Class 1 - 79.03%
Bond Market Index Account (a)	1,237,172	12,446
LargeCap S&P 500 Managed Volatility Index	1,522,822	16,096
Account (a)
		$28,542
TOTAL INVESTMENT COMPANIES		$35,752
Total Investments		$35,752
Other Assets in Excess of Liabilities, Net - 1.01%		$364
TOTAL NET ASSETS - 100.00%		$36,116

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.44%
Fixed Income Funds		34.46%
International Equity Funds		10.09%
Other Assets in Excess of Liabilities, Net		1.01%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	119,488	$1,182	1,122,879	$11,261	5,195		$52	1,237,172	$12,391
International Equity Index Fund	32,765	363	315,774	3,272	2,148		23	346,391	3,612
LargeCap S&P 500 Managed	146,514	1,505	1,384,308	14,417	8,000		84	1,522,822	15,838
Volatility Index Account
MidCap S&P 400 Index Fund	9,076	170	84,476	1,600	991		19	92,561	1,751
SmallCap S&P 600 Index Fund	6,867	169	65,433	1,602	1,026		26	71,274	1,745

		$3,389		$32,152			$204		$35,337

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond Market Index Account		$—			$—	$			—
International Equity Index Fund		—			—				—
LargeCap S&P 500 Managed Volatility
Index Account		—			—				—
MidCap S&P 400 Index Fund		—			—				—
SmallCap S&P 600 Index Fund		—			—				—
		$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Diversified Income Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.22%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 10.11%
International Equity Index Fund (a)	468,034	$4,924
MidCap S&P 400 Index Fund (a)	187,241	3,619
SmallCap S&P 600 Index Fund (a)	144,083	3,590
		$12,133

Principal Variable Contracts Funds, Inc. Class 1 - 90.11%
Bond Market Index Account (a)	7,753,536	78,001
LargeCap S&P 500 Index Account (a)	2,217,872	30,185
		$108,186
TOTAL INVESTMENT COMPANIES		$120,319
Total Investments		$120,319
Liabilities in Excess of Other Assets, Net - (0.22)%		$(267)
TOTAL NET ASSETS - 100.00%		$120,052

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.97%
Domestic Equity Funds		31.15%
International Equity Funds		4.10%
Liabilities in Excess of Other Assets, Net		(0.22)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
March 31, 2014 (unaudited)

	December 31,	December 31,							March 31,	March 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	7,349,043	$74,333		883,806	$8,856	479,313		$4,806	7,753,536	$78,381
International Equity Index Fund	435,580	4,506		65,511	677	33,057		343	468,034	4,840
LargeCap S&P 500 Index Account	2,116,571	22,935		273,643	3,627	172,342		2,295	2,217,872	24,271
MidCap S&P 400 Index Fund	180,818	2,850		21,559	406	15,136		287	187,241	2,970
SmallCap S&P 600 Index Fund	136,782	2,594		18,418	447	11,117		271	144,083	2,770

		$107,218			$14,013			$8,002		$113,232

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond Market Index Account			$—			$(2)	$			—
International Equity Index Fund			—			—				—
LargeCap S&P 500 Index Account			—			4				—
MidCap S&P 400 Index Fund			—			1				—
SmallCap S&P 600 Index Fund			—			—				—
			$—			$3	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2014 (unaudited)

COMMON STOCKS - 98.91%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.55%				Banks (continued)
JCDecaux SA	29,055	$1,272		Toronto-Dominion Bank/The	86,800	$4,070
Publicis Groupe SA	36,411	3,287				$71,370
Teleperformance	4,613	267
WPP PLC	138,854	2,869		Beverages - 1.74%
		$7,695		AMBEV SA ADR	323,081	2,394
				Anheuser-Busch InBev NV	44,947	4,733
Aerospace & Defense - 1.55%				Asahi Group Holdings Ltd	52,600	1,475
Airbus Group NV	35,022	2,508				$8,602
Safran SA	51,556	3,572
Thales SA	24,160	1,602		Biotechnology - 0.50%
		$7,682		CSL Ltd	35,836	2,315
				Genmab A/S (a)	4,413	179
Agriculture - 1.86%						$2,494
British American Tobacco PLC	88,144	4,917
Japan Tobacco Inc	137,700	4,322		Building Materials - 0.67%
		$9,239		Buzzi Unicem SpA	18,209	340
				CSR Ltd	396,394	1,294
Airlines - 1.16%				Kingspan Group PLC	62,753	1,188
easyJet PLC	143,408	4,104		Sanwa Holdings Corp	42,700	277
Ryanair Holdings PLC ADR(a)	28,045	1,649		Sumitomo Osaka Cement Co Ltd	57,956	239
		$5,753				$3,338

Automobile Manufacturers - 2.50%				Chemicals - 1.83%
Daimler AG	52,135	4,932		Essentra PLC	84,389	1,230
Fuji Heavy Industries Ltd	51,300	1,389		Johnson Matthey PLC	40,090	2,189
Toyota Motor Corp	107,900	6,085		Methanex Corp	3,046	195
		$12,406		Sasol Ltd	51,166	2,861
				Tokuyama Corp	79,000	258
Automobile Parts & Equipment - 2.62%				Yara International ASA	53,099	2,352
Continental AG	14,781	3,545				$9,085
Exedy Corp	8,500	238
Georg Fischer AG (a)	2,101	1,630		Commercial Services - 1.59%
JTEKT Corp	85,500	1,269		Ashtead Group PLC	98,354	1,562
Kenda Rubber Industrial Co Ltd	66,560	159		Cramo OYJ	13,755	289
Minth Group Ltd	154,400	316		Kroton Educacional SA	104,100	2,260
Norma Group SE	5,078	269		Loomis AB	10,814	279
Plastic Omnium SA	11,337	420		Stantec Inc	22,531	1,377
Stanley Electric Co Ltd	55,200	1,225		TAL Education Group ADR(a)	43,346	976
Takata Corp	9,900	248		WuXi PharmaTech Cayman Inc ADR(a)	30,560	1,127
Toyo Tire & Rubber Co Ltd	25,142	178				$7,870
Valeo SA	24,922	3,510
		$13,007		Computers - 0.91%
				Cap Gemini SA	22,743	1,722
Banks - 14.40%				Gigabyte Technology Co Ltd	260,000	384
Alpha Bank AE (a)	948,931	931		Ingenico	14,566	1,361
Australia & New Zealand Banking Group Ltd	113,790	3,501		Wipro Ltd ADR	78,058	1,046
Banca Generali SpA	9,743	322				$4,513
Bangkok Bank PCL	169,100	937
Bank of China Ltd	5,957,200	2,647		Distribution & Wholesale - 0.08%
Bank of Georgia Holdings PLC	27,633	1,150		DCC PLC	7,471	407
BNP Paribas SA	44,477	3,429
Canadian Imperial Bank of Commerce/Canada	27,600	2,378		Diversified Financial Services - 2.68%
Credito Emiliano SpA	33,923	338		Azimut Holding SpA	76,886	2,747
DBS Group Holdings Ltd	283,000	3,646		Century Tokyo Leasing Corp	9,000	252
DNB ASA	162,274	2,820		Daiwa Securities Group Inc	395,000	3,432
ICICI Bank Ltd ADR	39,074	1,711		Element Financial Corp (a)	28,070	378
KBC Groep NV	29,213	1,799		Manappuram Finance Ltd	722,763	260
King's Town Bank	294,000	273		Mega Financial Holding Co Ltd	2,003,663	1,555
Liberbank SA (a)	205,785	255		ORIX Corp	220,980	3,114
Lloyds Banking Group PLC (a)	3,000,348	3,753		Paragon Group of Cos PLC	53,608	369
Malayan Banking Bhd	618,600	1,836		Tokai Tokyo Financial Holdings Inc	141,500	1,187
Mitsubishi UFJ Financial Group Inc	622,900	3,430				$13,294
National Australia Bank Ltd	120,974	3,989
Natixis	318,232	2,337		Electric - 1.19%
Nordea Bank AB	286,281	4,061		Enel SpA	401,940	2,273
Oriental Bank of Commerce	49,513	185		Iren SpA	148,804	269
Royal Bank of Canada	65,805	4,339		Tenaga Nasional BHD	908,600	3,328
Skandinaviska Enskilda Banken AB	324,234	4,454				$5,870
Sumitomo Mitsui Financial Group Inc	99,900	4,282		Electrical Components & Equipment - 1.02%
Sumitomo Mitsui Trust Holdings Inc	363,019	1,642		Delta Electronics Inc	217,000	1,344
Svenska Handelsbanken AB	63,830	3,208		Hitachi Ltd	504,261	3,732
Swedbank AB	135,837	3,647				$5,076

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electronics - 1.77%				Home Builders - 2.12%
Enplas Corp	4,100	$230		Barratt Developments PLC	659,640	$4,547
Hoya Corp	60,000	1,877		Persimmon PLC (a)	111,592	2,506
Japan Display Inc (a)	109,600	766		Taylor Wimpey PLC	1,748,794	3,438
Keyence Corp	4,800	1,978				$10,491
Kuroda Electric Co Ltd	17,800	288
Merry Electronics Co Ltd	201,000	1,102		Home Furnishings - 0.11%
Micro-Star International Co Ltd	350,000	347		Alpine Electronics Inc	19,400	254
Minebea Co Ltd	41,082	366		Howden Joinery Group PLC	49,932	310
Omron Corp	43,800	1,812				$564
		$8,766		Insurance - 6.18%
Engineering & Construction - 1.56%				Aegon NV	222,965	2,054
Bilfinger SE	9,450	1,201		Allianz SE	19,652	3,321
Bouygues SA	31,387	1,308		Beazley PLC	62,960	277
Grupo Aeroportuario del Sureste SAB de CV	2,315	28		Challenger Ltd/Australia	51,762	308
Keller Group PLC	14,314	256		Grupo Catalana Occidente SA	8,071	328
Promotora y Operadora de Infraestructura SAB	36,243	487		Hannover Rueck SE	40,918	3,660
de CV (a)				Legal & General Group PLC	742,114	2,534
Skanska AB	68,473	1,614		Manulife Financial Corp	111,000	2,141
TAV Havalimanlari Holding AS	69,903	563		MS&AD Insurance Group Holdings	101,000	2,312
Vinci SA	30,643	2,275		Porto Seguro SA	53,889	748
		$7,732		Prudential PLC	216,408	4,582
				Sampo	90,692	4,708
Entertainment - 0.28%				Sanlam Ltd	241,258	1,318
Gtech Spa	9,156	278		SCOR SE	8,960	314
OPAP SA	67,567	1,085		Tokio Marine Holdings Inc	67,900	2,036
		$1,363				$30,641

Food - 2.37%				Internet - 1.62%
Aryzta AG (a)	18,115	1,602		Optimal Payments PLC (a)	59,605	358
Associated British Foods PLC	44,520	2,066		SouFun Holdings Ltd ADR	18,786	1,286
Cia Brasileira de Distribuicao Grupo Pao de	6,970	305		Tencent Holdings Ltd	69,800	4,872
Acucar ADR				Vipshop Holdings Ltd ADR(a)	9,980	1,490
GFPT PCL (b)	829,600	371				$8,006
Greencore Group PLC	209,137	962
Gruma SAB de CV (a)	117,300	970		Iron & Steel - 0.15%
				APERAM (a)	12,552	333
JBS SA	334,235	1,140		BlueScope Steel Ltd (a)	71,516	408
Magnit OJSC	30,672	1,679
Nestle SA	31,350	2,360				$741
Premier Foods PLC (a)	79,020	88		Lodging - 0.62%
Premier Foods PLC - Rights (a)	50,096	13		Galaxy Entertainment Group Ltd (a)	168,000	1,466
Sao Martinho SA	11,957	163		MGM China Holdings Ltd	459,200	1,623
		$11,719				$3,089

Forest Products & Paper - 2.74%				Machinery - Construction & Mining - 0.47%
DS Smith PLC	351,135	1,903		Mitsubishi Electric Corp	206,000	2,319
International Forest Products Ltd (a)	20,600	307
Mondi PLC	130,453	2,286
Smurfit Kappa Group PLC	150,446	3,649		Machinery - Diversified - 0.19%
Stora Enso OYJ	195,677	2,094		Bucher Industries AG	922	314
Svenska Cellulosa AB SCA	102,213	3,010		Ebara Corp	50,500	316
West Fraser Timber Co Ltd	7,250	331		OC Oerlikon Corp AG (a)	17,279	291
		$13,580				$921

Gas - 0.55%				Media - 2.25%
Gas Natural SDG SA	63,149	1,777		Grupo Televisa SAB ADR	71,025	2,364
Keyera Corp	14,700	932		ITV PLC	1,053,490	3,366
				Mediaset SpA (a)	281,626	1,575
		$2,709
				Naspers Ltd	20,738	2,285
Healthcare - Products - 0.99%				ProSiebenSat.1 Media AG	33,978	1,559
Coloplast A/S	60,846	4,919				$11,149

				Metal Fabrication & Hardware - 0.25%
Healthcare - Services - 0.50%				Catcher Technology Co Ltd	173,000	1,256
Eurofins Scientific SE	717	214
Ramsay Health Care Ltd	50,580	2,260
		$2,474		Mining - 1.52%
				BHP Billiton Ltd	121,062	4,104
Holding Companies - Diversified - 0.33%				BHP Billiton PLC	58,987	1,821
Emperor International Holdings	522,000	127		Lundin Mining Corp (a)	56,775	261
Wharf Holdings Ltd	238,000	1,526		Orica Ltd	66,121	1,345
		$1,653				$7,531

See accompanying notes.

Schedule of Investments
Diversified International Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 0.80%				Retail (continued)
IMI PLC	63,355	$1,541		GS Home Shopping Inc	877	$196
Largan Precision Co Ltd	41,000	1,949		Jumbo SA (a)	54,597	978
Singamas Container Holdings Ltd	930,000	214		Lawson Inc	18,600	1,316
Trelleborg AB	13,228	267		Man Wah Holdings Ltd	169,739	287
		$3,971		Next PLC	21,248	2,338
				Pandora A/S	36,792	2,428
Office & Business Equipment - 0.07%				Poundland Group PLC (a)	186,795	1,183
Seiko Epson Corp	11,400	356		Travis Perkins PLC	35,863	1,129
				Tsuruha Holdings Inc	3,000	296
Oil & Gas - 5.27%						$21,218
Afren PLC (a)	471,918	1,112
Beach Energy Ltd	537,358	853		Semiconductors - 2.38%
Bellatrix Exploration Ltd (a)	42,305	358		ARM Holdings PLC	177,010	2,990
BP PLC	674,780	5,422		CSR PLC	86,965	1,053
Canadian Natural Resources Ltd	130,700	5,009		Everlight Electronics Co Ltd	509,000	1,294
DNO International ASA (a)	291,258	1,111		King Yuan Electronics Co Ltd	421,494	350
				MediaTek Inc	111,000	1,643
Husky Energy Inc	78,300	2,349		SK Hynix Inc (a)	45,450	1,542
Peyto Exploration & Development Corp	31,939	1,090
RMP Energy Inc (a)	61,065	413		Taiwan Semiconductor Manufacturing Co Ltd	647,140	2,546
Royal Dutch Shell PLC - A Shares	30,857	1,127		Tong Hsing Electronic Industries Ltd	71,000	368
Royal Dutch Shell PLC - B Shares	19,170	748				$11,786
SK Holdings Co Ltd	6,768	1,229		Shipbuilding - 0.05%
Statoil ASA	51,925	1,465		Mitsui Engineering & Shipbuilding Co Ltd	123,000	260
Suncor Energy Inc	66,600	2,326
Vermilion Energy Inc	24,330	1,520
		$26,132		Software - 1.18%
				Constellation Software Inc/Canada	1,621	393
Packaging & Containers - 0.23%				HCL Technologies Ltd	110,378	2,572
Rexam PLC	141,392	1,149		Nihon Unisys Ltd	25,300	247
				Tech Mahindra Ltd	35,294	1,062
				UBISOFT Entertainment (a)	86,477	1,547
Pharmaceuticals - 7.59%
Aurobindo Pharma Ltd	39,659	340				$5,821
Bayer AG	38,385	5,198		Telecommunications - 5.40%
BTG PLC (a)	98,627	894		BT Group PLC	736,135	4,682
GlaxoSmithKline PLC	31,249	833		FIH Mobile Ltd (a)	612,000	338
Grifols SA	29,482	1,616		Freenet AG	49,114	1,719
Nippon Shinyaku Co Ltd	14,000	266		GN Store Nord A/S	11,898	295
Novartis AG	81,663	6,934		Hellenic Telecommunications Organization	87,811	1,450
Novo Nordisk A/S	138,622	6,312		SA (a)
Recordati SpA	16,500	288		KDDI Corp	77,700	4,512
Roche Holding AG	33,803	10,167		Nippon Telegraph & Telephone Corp	67,200	3,652
Sawai Pharmaceutical Co Ltd	4,600	282		SK Telecom Co Ltd	6,398	1,298
Shire PLC	90,879	4,499		SoftBank Corp	59,300	4,481
		$37,629		Telekom Malaysia Bhd	598,300	1,079
				TELUS Corp	45,600	1,635
Pipelines - 0.26%				Vodafone Group PLC (a)	438,369	1,612
AltaGas Ltd	30,809	1,262				$26,753

Real Estate - 2.63%				Toys, Games & Hobbies - 0.26%
Brookfield Asset Management Inc	130,042	5,297		Bandai Namco Holdings Inc	54,200	1,286
CA Immobilien Anlagen AG (a)	14,902	270
China South City Holdings Ltd	444,368	203		Transportation - 3.14%
IMMOFINANZ AG (a)	248,637	1,165		AP Moeller - Maersk A/S - B shares	183	2,190
K Wah International Holdings Ltd	431,000	290		Canadian National Railway Co	83,076	4,667
Mitsui Fudosan Co Ltd	107,000	3,264		Canadian Pacific Railway Ltd	29,200	4,375
REA Group Ltd	27,571	1,249		Deutsche Post AG	60,290	2,242
Sumitomo Realty & Development Co Ltd	33,000	1,292		Nippon Yusen KK	298,000	866
		$13,030		Seino Holdings Co Ltd	130,000	1,240

REITS - 0.60%						$15,580
Daiwa Office Investment Corp	74	358		Water - 0.35%
Japan Hotel REIT Investment Corp	742	339		Suez Environnement Co	86,202	1,750
Mirvac Group	1,000,427	1,581
RioCan Real Estate Investment Trust	29,482	710		TOTAL COMMON STOCKS		$490,295
		$2,988		INVESTMENT COMPANIES - 0.55%	Shares Held	Value(000	's)

Retail - 4.28%				Publicly Traded Investment Fund - 0.55%
Alimentation Couche Tard Inc	55,584	4,496		BlackRock Liquidity Funds FedFund Portfolio	2,722,795	2,723
Cie Financiere Richemont SA	24,197	2,312
Dollarama Inc	42,100	3,207		TOTAL INVESTMENT COMPANIES		$2,723
E-Mart Co Ltd	4,581	1,052

See accompanying notes.

Schedule of Investments Diversified International Account March 31, 2014 (unaudited)

PREFERRED STOCKS - 0.41%	Shares Held	Value (000's)

Food - 0.41%
Cia Brasileira de Distribuicao Grupo Pao de	46,300	$2,025
Acucar

TOTAL PREFERRED STOCKS		$2,025
Total Investments		$495,043
Other Assets in Excess of Liabilities, Net - 0.13%		$632
TOTAL NET ASSETS - 100.00%		$495,675

(a) Non-Income Producing Security
(b)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $371 or 0.07% of net assets.

Portfolio Summary (unaudited)
Country		Percent
Japan		15.57%
United Kingdom		15.46%
Canada		11.27%
France		6.53%
Germany		5.57%
Switzerland		5.16%
Australia		4.68%
Sweden		4.17%
Denmark		3.28%
Taiwan, Province Of China		2.93%
China		2.64%
Ireland		2.55%
Brazil		1.81%
Italy		1.70%
Norway		1.56%
India		1.46%
Finland		1.43%
Belgium		1.32%
South Africa		1.31%
Malaysia		1.26%
Korea, Republic Of		1.07%
Greece		0.90%
Hong Kong		0.82%
Spain		0.80%
Mexico		0.79%
Netherlands		0.79%
Singapore		0.74%
United States		0.55%
Russian Federation		0.34%
Macao		0.33%
Austria		0.29%
Thailand		0.27%
Georgia		0.23%
Luxembourg		0.11%
Turkey		0.11%
Isle of Man		0.07%
Other Assets in Excess of Liabilities, Net		0.13%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
March 31, 2014 (unaudited)

COMMON STOCKS - 98.06%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.44%				Healthcare - Products - 1.75%
Lockheed Martin Corp	51,376	$8,386		Becton Dickinson and Co	41,911	$4,907
Raytheon Co	77,648	7,671		Medtronic Inc	107,201	6,597
		$16,057				$11,504

Apparel - 1.32%				Insurance - 7.45%
VF Corp	140,360	8,685		ACE Ltd	130,527	12,930
				Allstate Corp/The	122,786	6,947
				Chubb Corp/The	45,873	4,097
Automobile Manufacturers - 0.96%				Fidelity National Financial Inc	270,315	8,499
PACCAR Inc	93,337	6,295		MetLife Inc	267,262	14,111
				Swiss Re AG ADR	25,620	2,375
Automobile Parts & Equipment - 1.42%						$48,959
Autoliv Inc	61,207	6,142
Johnson Controls Inc	66,710	3,157		Machinery - Diversified - 2.12%
		$9,299		Deere & Co	153,111	13,903

Banks - 9.10%
Australia & New Zealand Banking Group Ltd	53,453	1,633		Media - 0.39%
ADR				Walt Disney Co/The	32,293	2,586
Bank of Nova Scotia	102,506	5,948
Grupo Financiero Santander Mexico SAB de	181,364	2,229		Mining - 0.55%
CV ADR				BHP Billiton Ltd ADR	53,485	3,625
JP Morgan Chase & Co	228,223	13,856
M&T Bank Corp	47,670	5,782
PNC Financial Services Group Inc/The	130,268	11,333		Miscellaneous Manufacturing - 1.58%
				3M Co	23,769	3,224
US Bancorp/MN	213,448	9,148		Parker Hannifin Corp	59,652	7,141
Wells Fargo & Co	198,170	9,857
		$59,786				$10,365
				Oil & Gas - 12.58%
Beverages - 0.72%				Chevron Corp	75,065	8,926
Coca-Cola Co/The	122,303	4,728		Crescent Point Energy Corp	213,780	7,803
				Exxon Mobil Corp	101,793	9,943
Chemicals - 1.09%				Marathon Oil Corp	170,917	6,071
Air Products & Chemicals Inc	24,459	2,912		Marathon Petroleum Corp	131,012	11,403
EI du Pont de Nemours & Co	63,488	4,260		Occidental Petroleum Corp	128,334	12,229
		$7,172		Penn West Petroleum Ltd	752,647	6,292
				Royal Dutch Shell PLC - B shares ADR	165,891	12,958
Computers - 2.92%				Total SA ADR	107,705	7,065
Apple Inc	22,800	12,238				$82,690
EMC Corp/MA	254,216	6,968
		$19,206		Pharmaceuticals - 12.88%
				Abbott Laboratories	198,506	7,644
Distribution & Wholesale - 0.99%				AbbVie Inc	156,231	8,030
Genuine Parts Co	75,210	6,532		GlaxoSmithKline PLC ADR	148,974	7,960
				Johnson & Johnson	65,638	6,448
Diversified Financial Services - 3.58%				Merck & Co Inc	254,308	14,437
BlackRock Inc	42,771	13,451		Novartis AG ADR	92,211	7,840
Discover Financial Services	172,821	10,056		Pfizer Inc	401,291	12,890
		$23,507		Roche Holding AG ADR	246,502	9,298
				Teva Pharmaceutical Industries Ltd ADR	191,848	10,137
Electric - 3.53%						$84,684
NextEra Energy Inc	78,637	7,519
Northeast Utilities	116,335	5,293		Pipelines - 3.53%
Wisconsin Energy Corp	100,937	4,699		Enterprise Products Partners LP	137,018	9,504
Xcel Energy Inc	187,688	5,698		Kinder Morgan Energy Partners LP	81,748	6,045
		$23,209		Kinder Morgan Inc/DE	234,559	7,621
						$23,170
Electrical Components & Equipment - 0.42%
Emerson Electric Co	41,651	2,782		Private Equity - 1.11%
				KKR & Co LP	319,135	7,289

Electronics - 0.69%
Honeywell International Inc	49,214	4,565		REITS - 4.72%
				American Capital Agency Corp	377,750	8,118
				Annaly Capital Management Inc	897,137	9,841
Food - 2.85%				Digital Realty Trust Inc	245,893	13,052
Kraft Foods Group Inc	117,366	6,584				$31,011
Kroger Co/The	277,844	12,128
		$18,712		Retail - 2.07%
				Costco Wholesale Corp	22,588	2,523
Gas - 1.00%				McDonald's Corp	58,890	5,773
Sempra Energy	67,603	6,541		Tiffany & Co	61,975	5,339
						$13,635

See accompanying notes.

Schedule of Investments Equity Income Account March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 4.13%
Applied Materials Inc	349,725	$7,141
Intel Corp	26,038	672
Maxim Integrated Products Inc	185,148	6,132
Microchip Technology Inc	166,889	7,971
Taiwan Semiconductor Manufacturing Co Ltd	262,208	5,250
ADR
		$27,166

Software - 1.20%
Microsoft Corp	192,975	7,910

Telecommunications - 2.77%
BCE Inc	190,458	8,216
CenturyLink Inc	142,713	4,687
Verizon Communications Inc	77,224	3,673
Vodafone Group PLC ADR(a)	43,625	1,606
		$18,182

Toys, Games & Hobbies - 3.52%
Hasbro Inc	192,791	10,723
Mattel Inc	309,644	12,420
		$23,143

Transportation - 2.68%
Norfolk Southern Corp	60,783	5,906
Union Pacific Corp	28,676	5,381
United Parcel Service Inc	64,926	6,323
		$17,610
TOTAL COMMON STOCKS		$644,508
INVESTMENT COMPANIES - 1.97%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.97%
BlackRock Liquidity Funds FedFund Portfolio	12,958,819	12,959

TOTAL INVESTMENT COMPANIES		$12,959
Total Investments		$657,467
Liabilities in Excess of Other Assets, Net - (0.03)%		$(228)
TOTAL NET ASSETS - 100.00%		$657,239

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.96%
Consumer, Non-cyclical		18.20%
Energy		16.11%
Consumer, Cyclical		10.28%
Industrial		9.93%
Technology		8.25%
Utilities		4.53%
Communications		3.16%
Exchange Traded Funds		1.97%
Basic Materials		1.64%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 3.80%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 3.80%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	13,873,458	$13,873		Mortgage Backed Securities (continued)
				Ginnie Mae (continued)
TOTAL INVESTMENT COMPANIES		$13,873		2.24%, 03/16/2046(a),(c)	$1,789	$1,763
	Principal			2.60%, 09/16/2042(a),(c)	2,193	2,230
BONDS- 29.07%	Amount (000's)	Value(000	's)	3.50%, 12/20/2034(a)	9,622	1,070
				3.50%, 03/20/2036	2,193	2,295
Home Equity Asset Backed Securities - 1.37%				3.50%, 07/16/2045	1,900	1,971
ACE Securities Corp Mortgage Loan Trust				4.00%, 09/16/2026(a)	4,868	536
Series 2007-D1				4.00%, 04/20/2038(a)	3,393	484
6.34%, 02/25/2038(a),(b)	$3,300	$3,226
6.93%, 02/25/2038(b)	1,797	1,773		4.00%, 12/16/2039	1,445	1,520
				GSR Mortgage Loan Trust 2004-7
		$4,999		2.29%, 06/25/2034(a)	1,978	1,983
Mortgage Backed Securities - 27.68%				Jefferies Resecuritization Trust 2010-R4
BCAP LLC 2010-RR2 Trust				5.00%, 10/26/2036(b)	1,922	1,990
2.33%, 06/26/2045(a),(b),(c)	2,400	2,040		JP Morgan Chase Commercial Mortgage
CFCRE Commercial Mortgage Trust 2011-				Securities Trust 2005-LDP3
C1				5.00%, 08/15/2042(a)	2,200	2,284
5.55%, 04/15/2044(a),(b)	1,000	1,097		JP Morgan Chase Commercial Mortgage
Citigroup Mortgage Loan Trust 2009-11				Securities Trust 2006-LDP8
1.51%, 10/25/2035(a),(b)	241	242		5.48%, 05/15/2045	900	950
Citigroup Mortgage Loan Trust 2010-10				JP Morgan Chase Commercial Mortgage
2.41%, 02/25/2036(a),(b)	1,400	1,192		Securities Trust 2006-LDP9
Citigroup Mortgage Loan Trust 2010-9				5.37%, 05/15/2047	2,200	2,311
4.25%, 01/25/2036(b)	2,547	2,618		JP Morgan Chase Commercial Mortgage
Fannie Mae Grantor Trust 2005-T1				Securities Trust 2011-C5
0.50%, 05/25/2035(a)	520	509		5.33%, 08/15/2046(a),(b)	2,000	2,211
Fannie Mae REMICS				JP Morgan Chase Commercial Mortgage
2.00%, 02/25/2040(a)	1,915	1,839		Securities Trust 2013-C10
2.50%, 11/25/2041	1,498	1,420		3.37%, 12/15/2047(a)	1,200	1,169
3.50%, 01/25/2028(a)	6,829	1,064		JP Morgan Chase Commercial Mortgage
3.50%, 11/25/2042(a)	7,439	1,592		Securities Trust 2013-C16
4.00%, 11/25/2042(a)	3,719	1,003		4.94%, 12/15/2046(a)	1,800	1,915
6.50%, 02/25/2047	311	335		JP Morgan Chase Commercial Mortgage
7.00%, 04/25/2032	349	401		Securities Trust 2013-LC11
8.70%, 12/25/2019	4	5		3.22%, 04/15/2046(a)	2,000	1,919
Freddie Mac REMICS				LB-UBS Commercial Mortgage Trust 2006-
1.50%, 04/15/2028	2,729	2,594		C6
2.50%, 11/15/2032	1,955	1,918		5.45%, 09/15/2039	2,300	2,469
2.50%, 10/15/2036(a)	865	871		Morgan Stanley Re-REMIC Trust 2010-R1
2.50%, 02/15/2043	1,886	1,825		2.67%, 07/26/2035(a),(b)	1,300	1,293
3.00%, 05/15/2033	2,700	2,430		Sequoia Mortgage Trust 2013-12
3.50%, 04/15/2038(a)	5,081	908		4.00%, 12/25/2043(a),(b)	1,903	1,928
3.50%, 10/15/2042(a)	4,159	963		Springleaf Mortgage Loan Trust
4.00%, 09/15/2018	126	127		2.31%, 06/25/2058(a),(b)	1,100	1,071
4.00%, 05/15/2039	4,200	4,320		Springleaf Mortgage Loan Trust 2013-3
4.00%, 08/15/2039(a)	8,532	1,249		3.79%, 09/25/2057(a),(b)	1,000	1,008
4.00%, 10/15/2040	3,000	3,011		Structured Asset Sec Corp Mort Pass Thr Certs
4.50%, 05/15/2037(a)	1,456	1,556		Series 2004-3
4.50%, 03/15/2040	2,698	2,892		5.73%, 03/25/2034(a)	886	921
Ginnie Mae						$101,123
0.61%, 01/16/2054(a)	22,573	1,282
0.74%, 05/16/2053(a)	13,373	960		Other Asset Backed Securities - 0.02%
(a)				Chase Funding Trust Series 2004-1
0.80%, 12/16/2053	16,761	1,115		0.61%, 12/25/2033(a)	98	89
0.86%, 02/16/2053(a)	24,428	1,721
0.87%, 02/16/2053(a)	15,627	1,141
0.87%, 04/16/2053(a)	16,411	732		TOTAL BONDS		$106,211
0.89%, 09/16/2055(a)	31,948	1,975		U.S. GOVERNMENT & GOVERNMENT	Principal
0.92%, 03/16/2052(a)	8,871	732		AGENCY OBLIGATIONS - 67.73%	Amount (000's)	Value(000	's)
0.93%, 02/16/2053(a)	23,400	1,964		Federal Home Loan Mortgage Corporation (FHLMC) - 17.52%
0.94%, 10/16/2054(a)	15,796	921
0.96%, 02/16/2046(a)	13,753	1,004		2.00%, 02/01/2028	$2,269	$2,212
				2.35%, 09/01/2032(a)	29	30
0.96%, 11/16/2052(a)	19,498	1,571
0.98%, 03/16/2049(a)	11,148	680		2.50%, 09/01/2027	851	851
0.98%, 09/16/2053(a)	14,609	1,109		2.50%, 02/01/2028	1,732	1,734
1.02%, 04/16/2053(a)	9,569	753		3.00%, 01/01/2027	1,580	1,625
1.03%, 01/16/2053(a)	10,696	935		3.00%, 02/01/2027	728	748
1.03%, 02/16/2055(a)	26,627	1,446		3.00%, 02/01/2027	2,075	2,132
1.39%, 09/16/2053(a)	15,553	1,054		3.00%, 08/01/2042	1,352	1,305
1.52%, 08/16/2052(a)	12,370	812		3.00%, 10/01/2042	1,696	1,637
1.58%, 12/16/2042(a)	1,933	1,904		3.00%, 10/01/2042	930	897
				3.00%, 10/01/2042	1,803	1,742

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
3.00%, 05/01/2043	$1,924	$1,857		6.50%, 12/01/2027	$7	$8
3.50%, 02/01/2032	2,850	2,935		6.50%, 01/01/2028	11	13
3.50%, 04/01/2042	3,112	3,130		6.50%, 03/01/2028	7	8
3.50%, 04/01/2042	805	810		6.50%, 09/01/2028	16	17
3.50%, 07/01/2042	3,786	3,808		6.50%, 09/01/2028	2	2
3.50%, 09/01/2042	1,796	1,807		6.50%, 10/01/2028	49	55
3.50%, 10/01/2042	1,066	1,072		6.50%, 11/01/2028	10	11
4.00%, 08/01/2026	1,284	1,359		6.50%, 12/01/2028	24	27
4.00%, 12/01/2040	778	809		6.50%, 03/01/2029	10	11
4.00%, 12/01/2040	2,711	2,819		6.50%, 04/01/2029	153	175
4.00%, 07/01/2042	1,445	1,507		6.50%, 07/01/2031	73	81
4.00%, 01/01/2043	2,296	2,386		6.50%, 08/01/2031	6	7
4.00%, 06/01/2043	2,601	2,704		6.50%, 10/01/2031	23	26
4.50%, 08/01/2033	124	132		6.50%, 10/01/2031	13	15
4.50%, 07/01/2039	1,642	1,758		6.50%, 12/01/2031	44	50
4.50%, 12/01/2040	1,727	1,842		6.50%, 01/01/2032	132	151
4.50%, 05/01/2041	1,548	1,656		6.50%, 02/01/2032	42	47
4.50%, 08/01/2041	1,625	1,739		6.50%, 05/01/2032	98	112
4.50%, 11/01/2043	1,958	2,110		6.50%, 08/01/2032	107	120
5.00%, 10/01/2025	461	501		6.50%, 04/01/2035	23	26
5.00%, 02/01/2033	554	604		7.00%, 09/01/2023	15	16
5.00%, 06/01/2033	451	498		7.00%, 12/01/2023	7	8
5.00%, 05/01/2035	192	209		7.00%, 01/01/2024	9	10
5.00%, 07/01/2035	93	102		7.00%, 09/01/2027	10	12
5.00%, 07/01/2035	45	49		7.00%, 01/01/2028	89	100
5.00%, 10/01/2035	156	172		7.00%, 04/01/2028	47	54
5.00%, 06/01/2039	1,340	1,465		7.00%, 05/01/2028	7	8
5.00%, 01/01/2040	1,343	1,463		7.00%, 08/01/2028	12	13
5.50%, 04/01/2018	84	89		7.00%, 10/01/2031	18	21
5.50%, 11/01/2018	217	233		7.00%, 10/01/2031	23	26
5.50%, 03/01/2024	19	20		7.00%, 04/01/2032	135	154
5.50%, 03/01/2033	381	422		7.50%, 10/01/2030	22	26
5.50%, 12/01/2033	366	405		7.50%, 02/01/2031	13	15
5.50%, 01/01/2038	365	401		7.50%, 02/01/2031	10	11
5.50%, 02/01/2038	478	515		7.50%, 02/01/2031	17	20
5.50%, 04/01/2038	39	43		8.00%, 10/01/2030	33	38
5.50%, 05/01/2038	163	179		8.00%, 12/01/2030	2	2
6.00%, 04/01/2017	36	38		8.50%, 07/01/2029	44	51
6.00%, 04/01/2017	46	48				$63,980
6.00%, 05/01/2017	40	43
6.00%, 07/01/2017	27	28		Federal National Mortgage Association (FNMA) - 33.85%
6.00%, 12/01/2023	13	15		2.00%, 10/01/2027	865	844
6.00%, 05/01/2031	30	33		2.00%, 10/01/2027	2,155	2,101
6.00%, 12/01/2031	42	47		2.00%, 02/01/2028	1,618	1,577
				2.26%, 12/01/2032(a)	83	88
6.00%, 09/01/2032	59	65		2.26%, 12/01/2033(a)	268	286
6.00%, 11/01/2033	132	147		2.27%, 07/01/2034(a)	106	111
6.00%, 11/01/2033	136	155
6.00%, 05/01/2034	507	555		2.50%, 05/01/2027	2,277	2,283
6.00%, 05/01/2034	363	409		2.50%, 06/01/2027	2,196	2,202
6.00%, 09/01/2034	161	182		2.50%, 06/01/2027	2,721	2,728
6.00%, 02/01/2035	151	170		2.50%, 05/01/2028	1,383	1,383
6.00%, 10/01/2036(a)	177	197		3.00%, 05/01/2028	1,819	1,872
6.00%, 03/01/2037	117	130		3.00%, 10/01/2042	3,908	3,780
6.00%, 01/01/2038	686	769		3.00%, 10/01/2042	2,733	2,643
6.00%, 01/01/2038(a)	93	104		3.00%, 11/01/2042	949	909
6.00%, 01/01/2038	272	305		3.00%, 02/01/2043	1,971	1,905
6.00%, 04/01/2038	136	151		3.00%, 02/01/2043	1,917	1,854
6.50%, 11/01/2016	22	23		3.00%, 04/01/2043	1,684	1,614
6.50%, 06/01/2017	51	54		3.50%, 02/01/2042	2,138	2,157
6.50%, 06/01/2018	8	9		3.50%, 07/01/2042	2,155	2,169
6.50%, 08/01/2021	8	9		3.50%, 09/01/2042	3,607	3,634
6.50%, 12/01/2021	51	57		3.50%, 11/01/2042	2,592	2,612
6.50%, 04/01/2022	59	66		3.50%, 12/01/2042	2,726	2,747
6.50%, 05/01/2022	36	41		4.00%, 12/01/2024	1,748	1,872
6.50%, 05/01/2023	22	23		4.00%, 05/01/2025	860	911
6.50%, 04/01/2024	11	13		4.00%, 01/01/2034	1,320	1,389
6.50%, 04/01/2026	8	9		4.00%, 11/01/2040	1,414	1,469
6.50%, 05/01/2026	6	6		4.00%, 12/01/2040	1,169	1,219
6.50%, 05/01/2026	8	9		4.00%, 01/01/2041	2,489	2,587

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 02/01/2041	$2,908	$3,033		6.00%, 05/01/2037	$596	$651
4.00%, 02/01/2041	2,279	2,369		6.00%, 07/01/2037	516	574
4.00%, 03/01/2041	3,178	3,303		6.00%, 11/01/2037	124	138
4.00%, 04/01/2041	2,511	2,611		6.00%, 12/01/2037	21	23
4.00%, 11/01/2041	1,301	1,353		6.00%, 03/01/2038	179	199
4.00%, 04/01/2042	1,462	1,519		6.00%, 05/01/2038	421	470
4.00%, 08/01/2043	969	1,012		6.00%, 08/01/2038	1,159	1,295
4.00%, 10/01/2043	988	1,028		6.00%, 10/01/2038	393	438
4.50%, 12/01/2019	85	90		6.50%, 06/01/2016	22	23
4.50%, 01/01/2020	313	332		6.50%, 08/01/2017	38	40
4.50%, 09/01/2025	1,934	2,078		6.50%, 11/01/2023	77	87
4.50%, 08/01/2039	996	1,073		6.50%, 05/01/2024	31	35
4.50%, 09/01/2039	1,684	1,806		6.50%, 09/01/2024	37	41
4.50%, 01/01/2041	3,391	3,654		6.50%, 07/01/2025	15	17
4.50%, 08/01/2041	1,464	1,582		6.50%, 08/01/2025	48	52
4.50%, 09/01/2041	2,148	2,294		6.50%, 02/01/2026	13	14
4.50%, 09/01/2043	1,464	1,576		6.50%, 03/01/2026	2	3
4.50%, 09/01/2043	3,523	3,794		6.50%, 05/01/2026	8	10
4.50%, 11/01/2043	1,970	2,123		6.50%, 06/01/2026	4	5
5.00%, 01/01/2018	191	203		6.50%, 07/01/2028	13	14
5.00%, 11/01/2018	162	172		6.50%, 09/01/2028	21	24
5.00%, 05/01/2033	2,768	3,064		6.50%, 02/01/2029	5	6
5.00%, 05/01/2034	552	603		6.50%, 03/01/2029	12	13
5.00%, 04/01/2035	222	245		6.50%, 04/01/2029	16	18
5.00%, 04/01/2035	360	397		6.50%, 07/01/2029	263	292
5.00%, 07/01/2035	18	20		6.50%, 06/01/2031	19	22
5.00%, 02/01/2038	794	878		6.50%, 06/01/2031	13	14
5.00%, 03/01/2038	1,238	1,371		6.50%, 09/01/2031	19	21
5.00%, 02/01/2040	3,288	3,618		6.50%, 01/01/2032	4	5
5.00%, 06/01/2040	965	1,055		6.50%, 03/01/2032	109	124
5.00%, 07/01/2040	1,129	1,250		6.50%, 04/01/2032	78	88
5.00%, 07/01/2041	1,585	1,739		6.50%, 08/01/2032	25	28
5.00%, 07/01/2041	2,525	2,811		6.50%, 11/01/2032	36	40
5.50%, 08/01/2017	37	39		6.50%, 11/01/2032	39	42
5.50%, 12/01/2017	56	60		6.50%, 12/01/2032	82	92
5.50%, 01/01/2018	115	123		6.50%, 02/01/2033	67	75
5.50%, 07/01/2019	70	76		6.50%, 07/01/2034	169	193
5.50%, 08/01/2019	106	113		6.50%, 07/01/2034	92	104
5.50%, 08/01/2019	16	17		6.50%, 02/01/2036	438	490
5.50%, 08/01/2019	13	14		6.50%, 09/01/2036	1,847	2,074
5.50%, 08/01/2019	17	18		6.50%, 12/01/2036	168	189
5.50%, 08/01/2019	32	35		6.50%, 07/01/2037	56	63
5.50%, 08/01/2019	30	32		6.50%, 07/01/2037	78	87
5.50%, 09/01/2019	81	86		6.50%, 10/01/2037	1,694	1,907
5.50%, 10/01/2019	32	35		6.50%, 02/01/2038	59	66
5.50%, 05/01/2024	86	95		6.50%, 02/01/2039	520	586
5.50%, 05/01/2033	38	41		7.00%, 01/01/2027	8	9
5.50%, 06/01/2033	146	162		7.00%, 11/01/2027	9	10
5.50%, 06/01/2033	187	208		7.00%, 08/01/2028	40	47
5.50%, 09/01/2033	892	997		7.00%, 12/01/2028	28	31
5.50%, 02/01/2034	701	763		7.00%, 04/01/2029	8	9
5.50%, 09/01/2034	645	717		7.00%, 10/01/2029	44	51
5.50%, 09/01/2035	996	1,107		7.00%, 05/01/2031	5	5
5.50%, 11/01/2035	379	421		7.00%, 11/01/2031	108	122
5.50%, 08/01/2036	312	345		7.50%, 04/01/2022	2	2
5.50%, 02/01/2037	21	23		7.50%, 07/01/2027	2	2
5.50%, 03/01/2038	465	516		7.50%, 11/01/2029	27	30
5.50%, 03/01/2038	343	381		7.50%, 05/01/2031	64	69
5.50%, 08/01/2038	282	314		8.00%, 05/01/2027	38	41
6.00%, 08/01/2016	21	22		8.00%, 09/01/2027	14	14
6.00%, 12/01/2016	46	48		8.00%, 06/01/2030	4	5
6.00%, 08/01/2017	67	70		8.50%, 02/01/2023	1	1
6.00%, 06/01/2022	62	69		8.50%, 10/01/2027	36	37
6.00%, 03/01/2026	8	9		9.00%, 09/01/2030	12	14
6.00%, 11/01/2028	26	29				$123,668
6.00%, 08/01/2031	104	116		Government National Mortgage Association (GNMA) -
6.00%, 12/01/2031	23	26		9.09%
6.00%, 01/01/2033	165	186		3.00%, 04/15/2027	1,501	1,556
6.00%, 02/01/2034	56	62		3.00%, 11/15/2042	1,903	1,874

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
3.00%, 12/15/2042	$3,756	$3,700		7.50%, 06/15/2023	$2	$3
3.50%, 05/20/2027	1,047	1,096		7.50%, 06/15/2023	7	7
3.50%, 11/15/2041	2,921	2,985		7.50%, 07/15/2023	1	1
3.50%, 12/20/2041	2,253	2,303		7.50%, 09/15/2023	5	5
3.50%, 01/15/2043	2,255	2,305		7.50%, 09/15/2023	4	5
3.50%, 06/20/2043	1,461	1,495		7.50%, 10/15/2023	8	9
4.00%, 03/20/2040	2,295	2,417		7.50%, 11/15/2023	8	8
4.00%, 08/15/2041	2,070	2,175		8.00%, 07/15/2026	2	2
4.50%, 09/20/2039	1,526	1,650		8.00%, 08/15/2026	4	5
4.50%, 07/15/2040	1,963	2,125		8.00%, 01/15/2027	2	2
5.00%, 09/15/2033	14	16		8.00%, 02/15/2027	1	1
5.00%, 02/15/2034	839	926		8.00%, 06/15/2027	1	1
5.00%, 09/15/2039	141	155				$33,215
5.50%, 07/20/2033	379	422
5.50%, 11/15/2033	70	77		U.S. Treasury - 7.27%
5.50%, 02/20/2034	314	354		2.25%, 11/30/2017	10,700	11,086
5.50%, 03/20/2034	404	451		3.13%, 05/15/2021	7,100	7,479
5.50%, 05/20/2035	372	416		4.25%, 11/15/2040	2,900	3,285
5.50%, 11/15/2038	453	507		6.25%, 08/15/2023	3,600	4,699
5.50%, 01/15/2039	598	666				$26,549
5.50%, 01/15/2039	163	182		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 03/15/2039	529	588		OBLIGATIONS		$247,412
6.00%, 06/20/2024	27	31		Total Investments		$367,496
6.00%, 06/20/2024	96	107		Liabilities in Excess of Other Assets, Net - (0.60)%		$(2,181)
6.00%, 02/20/2026	6	7		TOTAL NET ASSETS - 100.00%		$365,315
6.00%, 04/20/2026	13	14
6.00%, 05/20/2026	7	8
6.00%, 06/20/2026	11	12		(a)	Variable Rate. Rate shown is in effect at March 31, 2014.
6.00%, 06/20/2026	12	14		(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 07/20/2026	9	10		1933. These securities may be resold in transactions exempt from
6.00%, 09/20/2026	10	11		registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 03/20/2027	25	28		indicated, these securities are not considered illiquid. At the end of the
6.00%, 01/20/2028	8	9		period, the value of these securities totaled $21,689 or 5.94% of net
6.00%, 03/20/2028	6	7		assets.
6.00%, 06/20/2028	35	39		(c)	Fair value of these investments is determined in good faith by the
6.00%, 07/20/2028	23	26		Manager under procedures established and periodically reviewed by the
6.00%, 02/20/2029	21	24		Board of Directors. At the end of the period, the fair value of these
6.00%, 03/20/2029	42	47		securities totaled $6,033 or 1.65% of net assets.
6.00%, 07/20/2029	43	48
6.00%, 05/20/2032(a)	78	88
6.00%, 07/20/2033	287	324		Portfolio Summary (unaudited)
6.50%, 12/20/2025	16	18		Sector		Percent
6.50%, 01/20/2026	40	43		Mortgage Securities		88.14%
6.50%, 02/20/2026	20	22		Government		7.27%
6.50%, 03/20/2031	25	29		Exchange Traded Funds		3.80%
6.50%, 04/20/2031	27	31		Asset Backed Securities		1.39%
6.50%, 04/20/2034	53	59		Liabilities in Excess of Other Assets, Net		(0.60)%
6.50%, 11/15/2038	850	958		TOTAL NET ASSETS		100.00%
7.00%, 01/15/2028	12	14
7.00%, 01/15/2028	3	4
7.00%, 01/15/2028	2	2
7.00%, 01/15/2028	6	7
7.00%, 01/15/2028	2	2
7.00%, 03/15/2028	161	180
7.00%, 05/15/2028	58	65
7.00%, 01/15/2029	20	22
7.00%, 03/15/2029	8	9
7.00%, 05/15/2031	19	23
7.00%, 06/20/2031	17	20
7.00%, 09/15/2031	50	57
7.00%, 06/15/2032	232	263
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 01/15/2023	1	1
7.50%, 02/15/2023	6	6
7.50%, 02/15/2023	3	3
7.50%, 03/15/2023	4	4
7.50%, 03/15/2023	1	1
7.50%, 04/15/2023	24	26

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's)	Value(000	's)
SONICblue Inc (a),(b)	500,000	$—		Banks (continued)
				Wells Fargo & Co (continued)
				7.98%, 12/31/2049(c)	$3,000	$3,409
Transportation - 0.00%
Trailer Bridge Inc (a),(b)	1,186	—				$27,772
				Beverages - 1.57%
TOTAL COMMON STOCKS		$—		Anheuser-Busch InBev Worldwide Inc
INVESTMENT COMPANIES - 3.35%	Shares Held	Value(000	's)	2.50%, 07/15/2022	750	708
				7.75%, 01/15/2019	2,000	2,478
Publicly Traded Investment Fund - 3.35%				Innovation Ventures LLC / Innovation
BlackRock Liquidity Funds FedFund Portfolio	9,306,024	9,306		Ventures Finance Corp
				9.50%, 08/15/2019(d)	1,250	1,178
TOTAL INVESTMENT COMPANIES		$9,306				$4,364
	Principal
BONDS- 71.64%	Amount (000's)	Value(000	's)	Biotechnology - 1.32%
				Amgen Inc
Aerospace & Defense - 0.41%				3.63%, 05/15/2022	500	507
Boeing Co/The				3.88%, 11/15/2021	2,000	2,086
8.75%, 08/15/2021	$850	$1,149		Gilead Sciences Inc
				4.40%, 12/01/2021	1,000	1,081
Airlines - 0.27%						$3,674
Southwest Airlines Co 1994-A Pass Through
Trust				Chemicals - 1.26%
				Airgas Inc
9.15%, 07/01/2016	719	752		1.65%, 02/15/2018	1,000	979
				4.50%, 09/15/2014	2,000	2,033
Automobile Floor Plan Asset Backed Securities - 2.34%				Eagle Spinco Inc
Ally Master Owner Trust				4.63%, 02/15/2021(d)	500	494
0.61%, 04/15/2018(c)	2,000	2,004				$3,506
CNH Wholesale Master Note Trust
0.75%, 08/15/2019(c),(d)	2,000	2,003		Commercial Services - 1.95%
Ford Credit Floorplan Master Owner Trust A				Ceridian Corp
0.53%, 01/15/2018(c)	1,000	1,001		11.25%, 11/15/2015(c)	3,000	3,022
0.56%, 02/15/2019(c)	500	500		ERAC USA Finance LLC
				6.38%, 10/15/2017(d)	1,000	1,151
Nissan Master Owner Trust Receivables				7.00%, 10/15/2037(d)	1,000	1,258
0.46%, 02/15/2018(c)	1,000	1,001
		$6,509				$5,431

Automobile Manufacturers - 0.18%				Computers - 0.58%
General Motors Co				Apple Inc
4.88%, 10/02/2023(d)	500	512		2.40%, 05/03/2023	1,750	1,623

Banks- 10.00%				Diversified Financial Services - 3.84%
Bank of America Corp				American Honda Finance Corp
				0.74%, 10/07/2016(c)	500	504
5.42%, 03/15/2017	800	881
8.00%, 12/29/2049(c)	1,000	1,132		DVI Inc
8.13%, 12/29/2049(c)	1,000	1,142		0.00%, 02/01/2004(a),(b),(e)	900	61
				0.00%, 02/01/2004(a),(b),(e)	400	27
Citigroup Inc
3.95%, 06/15/2016	2,000	2,119		Ford Motor Credit Co LLC
4.50%, 01/14/2022	1,000	1,059		3.98%, 06/15/2016	3,000	3,179
Goldman Sachs Group Inc/The				General Electric Capital Corp
				1.23%, 03/15/2023(c)	2,000	1,993
3.63%, 02/07/2016	500	524
5.38%, 03/15/2020	2,000	2,231		5.30%, 02/11/2021	500	562
ING Bank NV				International Lease Finance Corp
5.00%, 06/09/2021(d)	1,000	1,102		8.75%, 03/15/2017(c)	1,000	1,174
JP Morgan Chase & Co				Jefferies Group LLC
5.13%, 09/15/2014	850	868		5.13%, 04/13/2018	750	815
7.90%, 04/29/2049(c)	2,000	2,260		6.25%, 01/15/2036	1,425	1,444
Morgan Stanley				8.50%, 07/15/2019	750	921
4.75%, 04/01/2014	850	850				$10,680
5.50%, 07/28/2021	1,000	1,130		Electric - 7.91%
6.25%, 08/09/2026	850	1,008		Exelon Generation Co LLC
PNC Financial Services Group Inc/The				6.20%, 10/01/2017	2,000	2,260
6.75%, 07/29/2049(c)	2,000	2,180		GenOn Americas Generation LLC
SunTrust Bank/Atlanta GA				8.50%, 10/01/2021	1,250	1,194
2.75%, 05/01/2023	1,000	937		GenOn Energy Inc
US Bancorp/MN				9.88%, 10/15/2020	750	765
1.65%, 05/15/2017	3,000	3,037		LG&E and KU Energy LLC
Wells Fargo & Co				4.38%, 10/01/2021	1,000	1,052
4.63%, 04/15/2014	1,900	1,903		Metropolitan Edison Co
				3.50%, 03/15/2023(d)	1,000	961

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Iron & Steel - 1.53%
NiSource Finance Corp				Allegheny Technologies Inc
5.25%, 09/15/2017	$2,000	$2,223		5.95%, 01/15/2021	$2,000	$2,111
Oncor Electric Delivery Co LLC				ArcelorMittal
7.00%, 09/01/2022	2,000	2,486		6.00%, 03/01/2021(c)	2,000	2,133
PacifiCorp						$4,244
4.95%, 08/15/2014	775	788
5.25%, 06/15/2035	850	948		Leisure Products & Services - 1.45%
6.25%, 10/15/2037	500	632		Carnival Corp
PPL Energy Supply LLC				7.20%, 10/01/2023	1,475	1,751
5.70%, 10/15/2035	2,000	2,133		Royal Caribbean Cruises Ltd
Solar Star Funding LLC				7.25%, 03/15/2018	1,000	1,165
5.38%, 06/30/2035(d)	1,500	1,481		Seven Seas Cruises S de RL LLC
Southwestern Electric Power Co				9.13%, 05/15/2019	1,000	1,100
3.55%, 02/15/2022	1,000	1,005				$4,016
5.38%, 04/15/2015	1,275	1,330		Lodging - 0.78%
TransAlta Corp				Boyd Gaming Corp
4.50%, 11/15/2022	1,750	1,722		9.13%, 12/01/2018	2,000	2,168
Tucson Electric Power Co
3.85%, 03/15/2023	1,000	987
		$21,967		Media- 2.49%
				21st Century Fox America Inc
Entertainment - 0.19%				6.40%, 12/15/2035	1,000	1,195
Greektown Holdings LLC/Greektown				8.00%, 10/17/2016	1,000	1,168
Mothership Corp				Comcast Corp
8.88%, 03/15/2019(d)	250	258		6.45%, 03/15/2037	2,000	2,461
Peninsula Gaming LLC / Peninsula Gaming				Historic TW Inc
Corp				9.15%, 02/01/2023	250	341
8.38%, 02/15/2018(d)	250	270		Time Warner Cable Inc
		$528		6.55%, 05/01/2037	1,500	1,742

Environmental Control - 1.74%						$6,907
ADS Waste Holdings Inc				Mining - 0.65%
8.25%, 10/01/2020	1,500	1,631		Glencore Canada Corp
Republic Services Inc				6.00%, 10/15/2015	1,675	1,796
3.55%, 06/01/2022	1,000	1,002
5.00%, 03/01/2020	2,000	2,209
		$4,842		Oil & Gas - 6.01%
				BG Energy Capital PLC
Forest Products & Paper - 0.76%				4.00%, 10/15/2021(d)	2,000	2,075
Plum Creek Timberlands LP				BP Capital Markets PLC
4.70%, 03/15/2021	2,000	2,102		3.25%, 05/06/2022	1,000	992
				4.75%, 03/10/2019	2,000	2,223
				Linn Energy LLC / Linn Energy Finance
Gas- 0.62%				Corp
Sempra Energy				6.50%, 05/15/2019	1,000	1,042
6.15%, 06/15/2018	1,500	1,731		Nabors Industries Inc
				5.00%, 09/15/2020	1,000	1,067
Healthcare - Services - 1.15%				Petro-Canada
HCA Inc				9.25%, 10/15/2021	1,075	1,464
7.50%, 11/06/2033	250	257		Phillips 66
HealthSouth Corp				4.30%, 04/01/2022	1,000	1,057
7.25%, 10/01/2018	210	222		Rowan Cos Inc
7.75%, 09/15/2022	802	878		4.88%, 06/01/2022	750	776
MultiPlan Inc				5.00%, 09/01/2017	2,000	2,178
9.88%, 09/01/2018(d)	1,000	1,085		W&T Offshore Inc
Vantage Oncology LLC / Vantage Oncology				8.50%, 06/15/2019	1,000	1,080
Finance Co				Whiting Petroleum Corp
9.50%, 06/15/2017(d)	750	763		5.75%, 03/15/2021	1,250	1,344
		$3,205		XTO Energy Inc
				6.75%, 08/01/2037	1,000	1,392
Insurance - 2.92%						$16,690
Farmers Insurance Exchange
6.00%, 08/01/2014(d)	850	862		Oil & Gas Services - 1.50%
Fidelity National Financial Inc				Exterran Partners LP / EXLP Finance Corp
6.60%, 05/15/2017	2,500	2,835		6.00%, 04/01/2021	2,000	1,990
First American Financial Corp				Weatherford International Ltd/Bermuda
4.30%, 02/01/2023	2,000	1,961		5.13%, 09/15/2020	2,000	2,176
Prudential Financial Inc						$4,166
7.38%, 06/15/2019	1,000	1,225
8.88%, 06/15/2068(c)	1,000	1,225
		$8,108

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities - 0.72%				Telecommunications (continued)
PFS Financing Corp				Corning Inc (continued)
0.65%, 04/17/2017(c),(d)	$1,000	$1,000		6.63%, 05/15/2019	$500	$598
0.70%, 02/15/2018(c),(d)	1,000	1,001		Qwest Corp
		$2,001		6.75%, 12/01/2021	3,000	3,350

Packaging & Containers - 0.36%						$4,715
Sealed Air Corp				Transportation - 0.81%
6.88%, 07/15/2033(d)	1,000	1,005		Navios Maritime Holdings Inc / Navios
				Maritime Finance II US Inc
				7.38%, 01/15/2022(d)	500	511
Pharmaceuticals - 0.35%				Trailer Bridge Inc
AbbVie Inc				0.00%, 11/15/2015(a),(b)	2,000	—
2.90%, 11/06/2022	1,000	963		12.25%, 03/31/2017(b),(c),(e)	1,846	1,744
						$2,255
Pipelines - 2.22%
ANR Pipeline Co				Trucking & Leasing - 1.15%
9.63%, 11/01/2021	1,000	1,394		Penske Truck Leasing Co Lp / PTL Finance
El Paso Natural Gas Co LLC				Corp
				3.75%, 05/11/2017(d)	3,000	3,184
7.50%, 11/15/2026	2,100	2,626
Express Pipeline LLC
7.39%, 12/31/2019(d)	945	1,011		TOTAL BONDS		$199,029
Southern Natural Gas Co LLC					Principal
8.00%, 03/01/2032	850	1,124		CONVERTIBLE BONDS - 1.46%	Amount (000's)	Value(000	's)
		$6,155		Automobile Parts & Equipment - 1.10%
Real Estate - 0.86%				Meritor Inc
WEA Finance LLC / WT Finance Aust Pty				7.88%, 03/01/2026	2,000	3,052
Ltd
6.75%, 09/02/2019(d)	2,000	2,404		Pharmaceuticals - 0.36%
				Omnicare Inc
REITS- 9.43%				3.25%, 12/15/2035	433	462
Alexandria Real Estate Equities Inc				3.50%, 02/15/2044	538	543
4.60%, 04/01/2022	1,250	1,292				$1,005
Arden Realty LP				TOTAL CONVERTIBLE BONDS		$4,057
5.25%, 03/01/2015	1,000	1,031		SENIOR FLOATING RATE INTERESTS -	Principal
BioMed Realty LP				1.01%	Amount (000's)	Value(000	's)
3.85%, 04/15/2016	1,000	1,052		Entertainment - 0.37%
4.25%, 07/15/2022	1,000	991		CCM Merger Inc, Term Loan
6.13%, 04/15/2020	1,000	1,124		5.00%, 03/01/2017(c)	$1,026	$1,028
CubeSmart LP
4.80%, 07/15/2022	1,750	1,854
Duke Realty LP				Transportation - 0.64%
8.25%, 08/15/2019	2,000	2,476		Trailer Bridge Inc, Term Loan
HCP Inc				10.00%, 04/02/2016(b),(c),(e)	1,775	1,775
3.75%, 02/01/2019	1,000	1,054
6.00%, 03/01/2015	1,675	1,756		TOTAL SENIOR FLOATING RATE INTERESTS		$2,803
Health Care REIT Inc				U.S. GOVERNMENT & GOVERNMENT	Principal
6.13%, 04/15/2020	1,000	1,146		AGENCY OBLIGATIONS - 21.79%	Amount (000's)	Value(000	's)
6.20%, 06/01/2016	1,675	1,854		Federal Home Loan Mortgage Corporation (FHLMC) -
Healthcare Realty Trust Inc				6.96%
6.50%, 01/17/2017	2,000	2,257		3.00%, 10/01/2042	$1,884	$1,819
Hospitality Properties Trust				3.00%, 10/01/2042	930	897
4.65%, 03/15/2024	750	746		3.00%, 11/01/2042	927	895
5.00%, 08/15/2022	750	780		3.00%, 12/01/2042	419	404
Kimco Realty Corp				3.50%, 10/01/2041	1,191	1,197
6.88%, 10/01/2019	2,000	2,382		3.50%, 04/01/2042	2,457	2,471
Simon Property Group LP				3.50%, 04/01/2042	1,610	1,619
10.35%, 04/01/2019	2,000	2,707		4.50%, 08/01/2033	459	491
Ventas Realty LP / Ventas Capital Corp				4.50%, 05/01/2039	968	1,031
3.25%, 08/15/2022	1,750	1,686		4.50%, 06/01/2039	528	567
		$26,188		4.50%, 07/01/2039	1,764	1,892
				4.50%, 12/01/2040	925	987
Savings & Loans - 0.62%				5.00%, 08/01/2019	367	390
First Niagara Financial Group Inc				5.00%, 08/01/2035	1,471	1,618
6.75%, 03/19/2020	500	573		5.00%, 11/01/2035	370	402
7.25%, 12/15/2021	1,000	1,144		5.00%, 10/01/2038	1,049	1,125
		$1,717		5.50%, 11/01/2017	57	61
Telecommunications - 1.70%				5.50%, 01/01/2018	27	29
Corning Inc				5.50%, 05/01/2031	56	62
4.75%, 03/15/2042	750	767		5.50%, 06/01/2035	175	194

See accompanying notes.

Schedule of Investments
Income Account
March 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			(a) Non-Income Producing Security
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(b) Fair value of these investments is determined in good faith by the
Federal Home Loan Mortgage Corporation (FHLMC)				Manager under procedures established and periodically reviewed by the
(continued)				Board of Directors. At the end of the period, the fair value of these
5.50%, 01/01/2036	$357	$395		securities totaled $3,607 or 1.30% of net assets.
5.50%, 04/01/2036	194	216		(c) Variable Rate. Rate shown is in effect at March 31, 2014.
6.00%, 03/01/2031	36	40		(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 05/01/2032	69	77		1933. These securities may be resold in transactions exempt from
6.00%, 06/01/2038	320	357		registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 06/01/2029	23	26		indicated, these securities are not considered illiquid. At the end of the
6.50%, 08/01/2029	23	26		period, the value of these securities totaled $25,569 or 9.20% of net
7.00%, 01/01/2032	27	31		assets.
9.00%, 01/01/2025	5	6		(e) Security is Illiquid
		$19,325

Federal National Mortgage Association (FNMA) - 12.10%
3.00%, 03/01/2042	1,613	1,559		Portfolio Summary (unaudited)
3.00%, 03/01/2042	1,626	1,572		Sector	Percent
3.00%, 05/01/2042	869	840		Financial	27.68%
3.00%, 06/01/2042	827	799		Mortgage Securities	19.11%
3.00%, 06/01/2042	1,637	1,582		Energy	9.72%
3.00%, 08/01/2042	854	826		Utilities	8.53%
3.50%, 12/01/2040	1,442	1,451		Consumer, Non-cyclical	6.70%
3.50%, 12/01/2041	541	545		Industrial	5.11%
3.50%, 03/01/2042	842	848		Consumer, Cyclical	4.34%
3.50%, 04/01/2042	1,533	1,543		Basic Materials	4.20%
4.00%, 03/01/2039	1,218	1,266		Communications	4.19%
4.00%, 08/01/2040	1,035	1,076		Exchange Traded Funds	3.35%
4.00%, 09/01/2040	2,165	2,255		Asset Backed Securities	3.06%
4.00%, 11/01/2040	1,100	1,144		Government	2.68%
4.00%, 10/01/2041	1,019	1,059		Technology	0.58%
4.00%, 10/01/2041	1,285	1,336		Other Assets in Excess of Liabilities, Net	0.75%
4.00%, 11/01/2041	1,529	1,589		TOTAL NET ASSETS	100.00%
4.00%, 04/01/2042	808	840
4.00%, 11/01/2043	2,444	2,546
4.50%, 06/01/2039	524	560
4.50%, 08/01/2039	492	528
4.50%, 05/01/2040	1,612	1,727
4.50%, 12/01/2040	978	1,048
5.00%, 01/01/2018	94	100
5.00%, 08/01/2035	683	745
5.00%, 04/01/2039	375	411
5.00%, 12/01/2039	423	463
5.00%, 04/01/2040	1,027	1,121
5.00%, 06/01/2040	863	947
5.50%, 03/01/2033	78	86
5.50%, 06/01/2033	275	306
5.50%, 02/01/2035	611	680
6.00%, 04/01/2032	62	70
6.50%, 05/01/2031	6	7
6.50%, 04/01/2032	89	100
6.50%, 05/01/2032	44	49
7.00%, 01/01/2030	2	2
		$33,626
Government National Mortgage Association (GNMA) -
0.05%
6.00%, 05/20/2032(c)	67	75
7.00%, 06/20/2031	63	74
9.00%, 02/15/2025	4	4
		$153

U.S. Treasury - 2.68%
2.63%, 11/15/2020	1,000	1,026
2.75%, 02/15/2019	1,000	1,050
3.13%, 05/15/2019	2,000	2,133
3.63%, 02/15/2020	2,000	2,182
3.75%, 08/15/2041	1,000	1,042
		$7,433
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$60,537
Total Investments		$275,732
Other Assets in Excess of Liabilities, Net - 0.75%		$2,091
TOTAL NET ASSETS - 100.00%		$277,823

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2014 (unaudited)

COMMON STOCKS - 94.07%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Agriculture - 0.46%			Computers (continued)
Perusahaan Perkebunan London Sumatra	2,572,600	$504	Wipro Ltd	83,156	$762
Indonesia Tbk PT					$1,304

			Cosmetics & Personal Care - 0.47%
Apparel - 0.63%			Amorepacific Corp	441	522
Arvind Ltd	83,415	243
Pou Chen Corp	315,000	446
		$689	Diversified Financial Services - 3.44%
			Indiabulls Housing Finance Ltd	63,493	253
Automobile Manufacturers - 2.88%			Mega Financial Holding Co Ltd	1,372,484	1,065
Hyundai Motor Co	7,933	1,876	Shinhan Financial Group Co Ltd	35,990	1,592
Tata Motors Ltd ADR	36,397	1,289	SinoPac Financial Holdings Co Ltd	1,169,073	564
		$3,165	Taishin Financial Holding Co Ltd	682,000	310
			Taishin Financial Holding Co Ltd - Rights	33,048	2
Automobile Parts & Equipment - 1.66%			(a),(b),(c)
Apollo Tyres Ltd	157,458	422			$3,786
Hiroca Holdings Ltd	59,000	227
Hyundai Mobis	3,976	1,180	Electric - 2.99%
		$1,829	Huadian Fuxin Energy Corp Ltd	1,292,000	706
			Korea Electric Power Corp	27,460	943
Banks - 14.73%			Tenaga Nasional BHD	448,000	1,641
Agricultural Bank of China Ltd	2,550,000	1,115			$3,290
AMMB Holdings Bhd	287,900	633
Banco de Chile	5,018,602	633	Electrical Components & Equipment - 0.91%
Bangkok Bank PCL	126,400	701	Delta Electronics Inc	162,000	1,003
Bank Negara Indonesia Persero Tbk PT	1,679,300	740
Bank of China Ltd	4,082,800	1,814
Bank of Georgia Holdings PLC	4,543	189	Electronics - 1.96%
Bank Rakyat Indonesia Persero Tbk PT	1,065,195	905	Hon Hai Precision Industry Co Ltd	549,781	1,561
BDO Unibank Inc	160,700	305	Merry Electronics Co Ltd	107,500	590
China CITIC Bank Corp Ltd	691,000	399			$2,151
China Construction Bank Corp	1,572,902	1,104	Energy - Alternate Sources - 0.33%
Compartamos SAB de CV	178,569	327	Beijing Jingneng Clean Energy Co Ltd	782,000	359
FirstRand Ltd	330,736	1,134
Grupo Financiero Banorte SAB de CV	81,000	548
ICICI Bank Ltd ADR	30,509	1,336	Engineering & Construction - 1.69%
Industrial Bank of Korea	44,200	562	Grupo Aeroportuario del Sureste SAB de CV	43,558	535
Krung Thai Bank PCL (a)	783,000	453	Promotora y Operadora de Infraestructura SAB	63,908	858
			de CV (b)
Malayan Banking Bhd	385,700	1,145
Piraeus Bank SA (b)	226,849	622	TAV Havalimanlari Holding AS	57,264	461
Powszechna Kasa Oszczednosci Bank Polski	65,987	928			$1,854
SA			Entertainment - 0.37%
Sberbank of Russia (a)	253,468	606	OPAP SA	25,686	412
		$16,199

Beverages - 1.27%			Food - 2.19%
AMBEV SA ADR	188,520	1,397	Gruma SAB de CV (b)	81,000	670
			Indofood Sukses Makmur Tbk PT	904,100	585
Building Materials - 0.99%			JBS SA	238,425	813
China National Building Material Co Ltd	704,000	708	Universal Robina Corp	106,800	339
Taiwan Cement Corp	248,000	384			$2,407
		$1,092	Forest Products & Paper - 0.87%
Chemicals - 4.10%			Mondi PLC	54,483	955
KCC Corp	763	392
LG Hausys Ltd	3,070	460	Gas - 0.31%
Petronas Chemicals Group Bhd	206,100	436	China Gas Holdings Ltd	220,000	344
PTT Global Chemical PCL (a)	238,800	532
Sasol Ltd	35,518	1,986
Sinopec Shanghai Petrochemical Co Ltd	874,000	226	Holding Companies - Diversified - 0.47%
Ultrapar Participacoes SA	19,738	475	Alfa SAB de CV	204,172	516
		$4,507
			Home Builders - 0.29%
Commercial Services - 3.51%			MRV Engenharia e Participacoes SA	89,955	318
Cielo SA	23,200	735
Kroton Educacional SA	55,300	1,200
S-1 Corp	4,234	355	Home Furnishings - 0.75%
TAL Education Group ADR(b)	30,500	687	Haier Electronics Group Co Ltd	140,000	380
WuXi PharmaTech Cayman Inc ADR(b)	23,946	883	Steinhoff International Holdings Ltd	91,549	443
		$3,860			$823

Computers - 1.19%			Insurance - 3.13%
Tata Consultancy Services Ltd	15,155	542	Cathay Financial Holding Co Ltd	527,626	771

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Insurance (continued)			Semiconductors (continued)
Ping An Insurance Group Co of China Ltd	162,000	$1,347	MediaTek Inc	98,000	$1,451
Porto Seguro SA	34,323	476	Samsung Electronics Co Ltd	3,477	4,396
Powszechny Zaklad Ubezpieczen SA	5,989	851	SK Hynix Inc (b)	42,110	1,429
		$3,445	Taiwan Semiconductor Manufacturing Co Ltd	904,164	3,557

Internet - 3.41%					$11,784
NAVER Corp	751	549	Software - 1.23%
Tencent Holdings Ltd	37,600	2,625	HCL Technologies Ltd	58,093	1,354
Vipshop Holdings Ltd ADR(b)	3,881	579

		$3,753	Telecommunications - 6.07%
Lodging - 0.88%			America Movil SAB de CV ADR	33,798	672
Wynn Macau Ltd	232,000	966	Bharti Infratel Ltd	62,473	213
			China Mobile Ltd	87,959	808
			China Unicom Hong Kong Ltd	574,000	757
Media - 2.87%			Hellenic Telecommunications Organization	38,094	629
Grupo Televisa SAB ADR	25,522	850	SA (b)
Naspers Ltd	14,620	1,611	MTN Group Ltd	79,493	1,627
Zee Entertainment Enterprises Ltd	153,496	698	Orange Polska SA	107,495	368
		$3,159	Philippine Long Distance Telephone Co	5,315	324
Metal Fabrication & Hardware - 1.22%			Telekom Malaysia Bhd	398,200	718
Catcher Technology Co Ltd	116,000	842	Telekomunikasi Indonesia Persero Tbk PT	2,869,000	561
Hyosung Corp	6,929	501			$6,677
		$1,343	TOTAL COMMON STOCKS		$103,446
			INVESTMENT COMPANIES - 1.05%	Shares Held	Value (000's)
Mining - 2.93%
Antofagasta PLC	52,477	732	Publicly Traded Investment Fund - 1.05%
Cia de Minas Buenaventura SAA ADR	33,899	426	BlackRock Liquidity Funds FedFund Portfolio	1,153,567	1,154
Grupo Mexico SAB de CV	271,300	856
MMC Norilsk Nickel OJSC ADR	37,480	624	TOTAL INVESTMENT COMPANIES		$1,154
Southern Copper Corp	19,876	579	PREFERRED STOCKS - 4.51%	Shares Held	Value (000's)

		$3,217	Banks - 3.09%
Miscellaneous Manufacturing - 1.25%			Banco Bradesco SA	68,900	944
Fosun International Ltd	341,000	429	Itau Unibanco Holding SA	164,350	2,451
Largan Precision Co Ltd	20,000	951			$3,395

		$1,380	Iron & Steel - 0.76%
Oil & Gas - 6.59%			Vale SA	66,863	834
China Petroleum & Chemical Corp	1,454,400	1,301
CNOOC Ltd	617,000	934	Media - 0.03%
Gazprom OAO ADR	97,733	754	Zee Entertainment Enterprises Ltd	3,223,416	38
Lukoil OAO ADR	29,372	1,634
Petroleo Brasileiro SA ADR	84,106	1,106
PTT Exploration & Production PCL (a)	82,700	400	Telecommunications - 0.63%
Reliance Industries Ltd	71,502	1,117	Telefonica Brasil SA	32,800	693
		$7,246
			TOTAL PREFERRED STOCKS		$4,960
Pharmaceuticals - 0.96%			Total Investments		$109,560
Dr Reddy's Laboratories Ltd	14,123	610	Other Assets in Excess of Liabilities, Net - 0.37%		$408
Lupin Ltd (a)	27,610	445
		$1,055	TOTAL NET ASSETS - 100.00%		$109,968

Real Estate - 1.44%
China Overseas Land & Investment Ltd	272,000	707	(a)		Fair value of these investments is determined in good faith by the
Country Garden Holdings Co Ltd	1,001,000	418	Manager under procedures established and periodically reviewed by the
Emlak Konut Gayrimenkul Yatirim Ortakligi	390,996	460	Board of Directors. At the end of the period, the fair value of these
AS			securities totaled $2,438 or 2.22% of net assets.
		$1,585	(b) Non-Income Producing Security
			(c) Security is Illiquid
REITS - 0.48%
Fibra Uno Administracion SA de CV	163,500	529

Retail - 2.43%
ANTA Sports Products Ltd	285,000	476
E-Mart Co Ltd	3,703	850
GOME Electrical Appliances Holding Ltd	3,088,000	523
President Chain Store Corp	116,000	818
		$2,667

Semiconductors - 10.72%
Advanced Semiconductor Engineering Inc	493,000	547
Everlight Electronics Co Ltd	159,000	404

See accompanying notes.

Schedule of Investments International Emerging Markets Account March 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
China	15.11%
Korea, Republic Of	14.19%
Taiwan, Province Of China	14.10%
Brazil	10.41%
India	8.46%
South Africa	6.19%
Mexico	5.79%
Malaysia	4.16%
Russian Federation	3.30%
Indonesia	2.99%
Hong Kong	2.73%
Poland	1.95%
Thailand	1.89%
United States	1.58%
United Kingdom	1.53%
Greece	1.51%
Macao	0.88%
Philippines	0.88%
Turkey	0.84%
Chile	0.58%
Peru	0.39%
Georgia	0.17%
Other Assets in Excess of Liabilities, Net	0.37%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2014 (unaudited)

COMMON STOCKS - 95.67%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.06%				Beverages - 1.89%
Interpublic Group of Cos Inc/The	1,434	$25		Coca-Cola Co/The	17,466	$676
Omnicom Group Inc	886	64		Coca-Cola Enterprises Inc	1,030	49
		$89		Constellation Brands Inc (a)	574	49
				Dr Pepper Snapple Group Inc	1,591	87
Aerospace & Defense - 2.60%				Molson Coors Brewing Co	553	32
Boeing Co/The	4,544	570		Monster Beverage Corp (a)	666	46
General Dynamics Corp	794	86		PepsiCo Inc	24,333	2,032
L-3 Communications Holdings Inc	305	36				$2,971
Lockheed Martin Corp	639	104
Northrop Grumman Corp	528	65		Biotechnology - 2.13%
Orbital Sciences Corp (a)	45,800	1,278		Alexion Pharmaceuticals Inc (a)	1,202	183
Raytheon Co	13,732	1,357		Amgen Inc	14,675	1,810
Rockwell Collins Inc	464	37		Biogen Idec Inc (a)	1,277	391
United Technologies Corp	4,808	562		Celgene Corp (a)	1,681	235
		$4,095		Gilead Sciences Inc (a)	8,650	613
				Incyte Corp Ltd (a)	300	16
Agriculture - 0.74%				Regeneron Pharmaceuticals Inc (a)	261	78
Altria Group Inc	5,921	222		Vertex Pharmaceuticals Inc (a)	400	28
Archer-Daniels-Midland Co	3,869	168				$3,354
Lorillard Inc	1,268	69
Philip Morris International Inc	8,702	712		Building Materials - 0.94%
		$1,171		Eagle Materials Inc	14,660	1,300
Airlines - 0.35%				Martin Marietta Materials Inc	700	90
American Airlines Group Inc (a)	3,500	128		Vulcan Materials Co	1,446	96
Delta Air Lines Inc	7,334	254				$1,486
Southwest Airlines Co	2,399	57		Chemicals - 2.04%
United Continental Holdings Inc (a)	2,500	111		Air Products & Chemicals Inc	636	76
		$550		Airgas Inc	1,129	120
				Celanese Corp	1,800	100
Apparel - 0.31%				CF Industries Holdings Inc	197	51
Hanesbrands Inc	500	38		Dow Chemical Co/The	3,943	191
Michael Kors Holdings Ltd (a)	618	57
				Eastman Chemical Co	530	46
Nike Inc	3,801	281		Ecolab Inc	11,879	1,283
Ralph Lauren Corp	204	33		EI du Pont de Nemours & Co	2,171	146
VF Corp	1,210	75		FMC Corp	459	35
		$484		International Flavors & Fragrances Inc	281	27
Automobile Manufacturers - 0.32%				LyondellBasell Industries NV	2,325	207
Ford Motor Co	9,337	146		Monsanto Co	2,833	322
General Motors Co	9,185	316		Mosaic Co/The	1,173	59
PACCAR Inc	732	49		Potash Corp of Saskatchewan Inc	1,100	40
		$511		PPG Industries Inc	533	103
				Praxair Inc	1,706	223
Automobile Parts & Equipment - 1.79%				Sherwin-Williams Co/The	700	138
BorgWarner Inc	783	48		Sigma-Aldrich Corp	412	39
Delphi Automotive PLC	2,864	195				$3,206
Goodyear Tire & Rubber Co/The	850	22
Johnson Controls Inc	52,561	2,487		Coal - 0.02%
TRW Automotive Holdings Corp (a)	800	65		Consol Energy Inc	900	36
		$2,817

Banks - 7.74%				Commercial Services - 1.04%
Bank of America Corp	49,885	858		ADT Corp/The	689	21
				Alliance Data Systems Corp (a)	167	46
Bank of New York Mellon Corp/The	2,364	83
BB&T Corp	1,452	58		Automatic Data Processing Inc	9,880	763
Capital One Financial Corp	1,447	112		Cintas Corp	347	21
Citigroup Inc	62,958	2,997		Equifax Inc	418	28
Comerica Inc	628	32		H&R Block Inc	939	28
Fifth Third Bancorp	3,039	70		Iron Mountain Inc	1,900	52
Goldman Sachs Group Inc/The	1,059	173		MasterCard Inc	5,970	446
Huntington Bancshares Inc/OH	2,863	29		McGraw Hill Financial Inc	1,057	81
				Quanta Services Inc (a)	2,843	105
JP Morgan Chase & Co	48,086	2,919
KeyCorp	3,087	44		Total System Services Inc	584	18
M&T Bank Corp	300	36		Western Union Co/The	1,901	31
Morgan Stanley	9,978	311				$1,640
Northern Trust Corp	3,071	202		Computers - 3.68%
PNC Financial Services Group Inc/The	1,277	111		Accenture PLC - Class A	3,109	248
Regions Financial Corp	4,743	53		Apple Inc	7,395	3,969
State Street Corp	4,702	327		Cognizant Technology Solutions Corp (a)	3,528	178
US Bancorp/MN	10,173	436		Computer Sciences Corp	505	31
Wells Fargo & Co	67,218	3,344		EMC Corp/MA	4,792	131
		$12,195		Hewlett-Packard Co	4,474	145

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electrical Components & Equipment - 0.17%
International Business Machines Corp	3,604	$694		Emerson Electric Co	1,674	$112
NetApp Inc	1,173	43		Energizer Holdings Inc	900	90
SanDisk Corp	1,478	120		Hubbell Inc	500	60
Seagate Technology PLC	1,122	63				$262
Western Digital Corp	1,825	168
		$5,790		Electronics - 2.69%
				Agilent Technologies Inc	4,236	237
Consumer Products - 0.07%				Amphenol Corp	543	50
Avery Dennison Corp	333	17		Garmin Ltd	423	23
Kimberly-Clark Corp	910	100		Honeywell International Inc	19,417	1,802
		$117		Jabil Circuit Inc	637	12
				PerkinElmer Inc	393	18
Cosmetics & Personal Care - 1.00%				TE Connectivity Ltd	848	51
Avon Products Inc	6,400	94		Thermo Fisher Scientific Inc	12,257	1,473
Colgate-Palmolive Co	2,776	180		Trimble Navigation Ltd (a)	1,800	70
Estee Lauder Cos Inc/The	1,796	120		Tyco International Ltd	11,920	505
Procter & Gamble Co/The	14,617	1,178				$4,241
		$1,572
				Engineering & Construction - 0.20%
Distribution & Wholesale - 0.13%				Fluor Corp	562	44
Fastenal Co	1,300	64		Granite Construction Inc	4,550	182
Fossil Group Inc (a)	169	20		Jacobs Engineering Group Inc (a)	1,452	92
Genuine Parts Co	531	46				$318
WW Grainger Inc	313	79
		$209		Entertainment - 0.01%

Diversified Financial Services - 2.75%				International Game Technology	855	12
American Express Co	16,389	1,475
Ameriprise Financial Inc	1,388	153		Environmental Control - 0.09%
BlackRock Inc	619	194		Stericycle Inc (a)	1,194	136
Charles Schwab Corp/The	29,657	811
CME Group Inc/IL	1,712	127		Food - 2.52%
Discover Financial Services	3,702	216		Campbell Soup Co	628	28
E*Trade Financial Corp (a)	2,600	60
				Danone SA ADR	63,660	903
Franklin Resources Inc	1,013	55		General Mills Inc	4,913	254
IntercontinentalExchange Group Inc	838	166		Hershey Co/The	524	55
Invesco Ltd	2,726	100		Hormel Foods Corp	463	23
LPL Financial Holdings Inc	900	47		JM Smucker Co/The	362	35
Och-Ziff Capital Management Group LLC	2,600	36		Kellogg Co	3,785	238
Santander Consumer USA Holdings Inc (a)	1,700	41
				Kraft Foods Group Inc	1,473	83
T Rowe Price Group Inc	536	44		Kroger Co/The	1,229	54
TD Ameritrade Holding Corp	2,300	78		McCormick & Co Inc/MD	11,193	803
Visa Inc	3,386	731		Mondelez International Inc	6,033	208
		$4,334		Nestle SA ADR	13,730	1,033
Electric - 1.44%				Sysco Corp	1,000	36
AES Corp/VA	15,559	222		Tyson Foods Inc	935	41
Ameren Corp	849	35		Whole Foods Market Inc	3,378	171
American Electric Power Co Inc	4,651	235				$3,965
Calpine Corp (a)	2,900	61
				Forest Products & Paper - 0.09%
CMS Energy Corp	3,116	91		International Paper Co	3,041	140
Consolidated Edison Inc	1,009	54
Dominion Resources Inc/VA	1,371	97
DTE Energy Co	609	45		Gas - 0.79%
Duke Energy Corp	1,646	117		AGL Resources Inc	409	20
Edison International	1,122	64		CenterPoint Energy Inc	4,775	113
Entergy Corp	2,814	188		NiSource Inc	3,697	132
Exelon Corp	3,226	108		Sempra Energy	10,081	975
FirstEnergy Corp	1,701	58				$1,240
Integrys Energy Group Inc	274	16
NextEra Energy Inc	1,018	97		Hand & Machine Tools - 0.05%
				Snap-on Inc	200	22
Northeast Utilities	2,282	104		Stanley Black & Decker Inc	600	49
NRG Energy Inc	5,414	173
PG&E Corp	3,300	143				$71
Pinnacle West Capital Corp	378	21		Healthcare - Products - 1.08%
PPL Corp	2,170	72		Baxter International Inc	1,119	82
Public Service Enterprise Group Inc	1,742	67		Becton Dickinson and Co	1,861	218
SCANA Corp	483	25		Boston Scientific Corp (a)	8,588	116
Southern Co/The	1,815	80		Covidien PLC	7,288	537
Wisconsin Energy Corp	780	36		CR Bard Inc	272	40
Xcel Energy Inc	1,714	52		DENTSPLY International Inc	2,291	106
		$2,261		Intuitive Surgical Inc (a)	100	44

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Iron & Steel - 0.05%
Medtronic Inc	2,377	$146		Cliffs Natural Resources Inc	526	$11
Patterson Cos Inc	287	12		Nucor Corp	1,200	60
St Jude Medical Inc	2,305	151		United States Steel Corp	506	14
Stryker Corp	2,403	195				$85
Zimmer Holdings Inc	589	56
		$1,703		Leisure Products & Services - 0.71%
				Carnival Corp	1,100	42
Healthcare - Services - 1.33%				Harley-Davidson Inc	16,281	1,084
Aetna Inc	3,198	239				$1,126
Cigna Corp	659	55
HCA Holdings Inc (a)	1,100	58		Lodging - 0.91%
				Hilton Worldwide Holdings Inc (a)	1,900	42
Humana Inc	1,037	117
Laboratory Corp of America Holdings (a)	301	30		Las Vegas Sands Corp	1,300	105
Quest Diagnostics Inc	501	29		Marriott International Inc/DE	773	43
UnitedHealth Group Inc	16,815	1,379		Starwood Hotels & Resorts Worldwide Inc	13,360	1,063
WellPoint Inc	1,903	189		Wyndham Worldwide Corp	448	33
		$2,096		Wynn Resorts Ltd	682	152
						$1,438
Home Builders - 0.51%
Lennar Corp	1,300	52		Machinery - Construction & Mining - 0.75%
Pulte Group Inc	1,187	23		Caterpillar Inc	11,627	1,156
Toll Brothers Inc (a)	20,400	732		Joy Global Inc	366	21
		$807				$1,177

Home Furnishings - 0.05%				Machinery - Diversified - 1.44%
Harman International Industries Inc	232	25		Cummins Inc	1,713	256
Whirlpool Corp	370	55		Deere & Co	911	83
		$80		Flowserve Corp	9,288	728
				Rockwell Automation Inc	8,397	1,045
Housewares - 0.02%				Roper Industries Inc	847	113
Newell Rubbermaid Inc	989	30		Xylem Inc/NY	1,235	45
						$2,270

Insurance - 4.26%				Media - 3.27%
ACE Ltd	854	85		Cablevision Systems Corp	749	13
Aflac Inc	1,171	74		CBS Corp	1,345	83
Allstate Corp/The	5,840	330		Comcast Corp - Class A	9,369	469
American International Group Inc	3,698	185		DIRECTV (a)	1,177	90
Aon PLC	621	52		Discovery Communications Inc - C Shares (a)	1,550	119
Assurant Inc	251	16		Gannett Co Inc	784	22
Berkshire Hathaway Inc - Class A (a)	6	1,124		Graham Holdings Co	15	11
Berkshire Hathaway Inc - Class B (a)	4,919	615		News Corp (a)	7,100	122
Chubb Corp/The	650	58		Nielsen Holdings NV	870	39
CNA Financial Corp	800	34		Scripps Networks Interactive Inc	377	29
Fidelity National Financial Inc	2,000	63		Time Warner Cable Inc	2,394	328
Genworth Financial Inc (a)	1,702	30		Time Warner Inc	1,869	122
Hartford Financial Services Group Inc/The	1,565	55		Twenty-First Century Fox Inc - A Shares	12,740	407
Lincoln National Corp	903	46		Twenty-First Century Fox Inc - B Shares	38,140	1,187
Loews Corp	800	35		Viacom Inc	3,279	278
Marsh & McLennan Cos Inc	5,834	288		Walt Disney Co/The	22,779	1,824
MetLife Inc	55,195	2,914				$5,143
Progressive Corp/The	7,196	174
Prudential Financial Inc	953	81		Metal Fabrication & Hardware - 0.18%
Torchmark Corp	312	25		Precision Castparts Corp	1,146	290
Travelers Cos Inc/The	915	78
Unum Group	899	32		Mining - 0.16%
XL Group PLC	9,974	311		Alcoa Inc	3,675	47
		$6,705		Freeport-McMoRan Copper & Gold Inc	5,346	177
Internet - 5.90%				Newmont Mining Corp	1,200	28
Amazon.com Inc (a)	3,432	1,154				$252
eBay Inc (a)	4,797	265		Miscellaneous Manufacturing - 2.82%
Equinix Inc (a)	400	74		3M Co	3,521	477
Facebook Inc (a)	31,618	1,904		Danaher Corp	5,426	407
Google Inc (a)	4,122	4,594		Dover Corp	587	48
LinkedIn Corp (a)	100	19		Eaton Corp PLC	978	74
Netflix Inc (a)	540	190		General Electric Co	94,192	2,438
priceline.com Inc (a)	324	386		Illinois Tool Works Inc	971	79
Splunk Inc (a)	7,540	539		Ingersoll-Rand PLC	1,622	93
VeriSign Inc (a)	1,843	100		Leggett & Platt Inc	494	16
Yahoo! Inc (a)	1,941	70		Pall Corp	380	34
		$9,295		Parker Hannifin Corp	514	62
				Pentair Ltd	7,552	599

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Textron Inc	2,800	$110		McKesson Corp	1,546	$273
		$4,437		Merck & Co Inc	57,249	3,249
				Mylan Inc/PA (a)	789	38
Office & Business Equipment - 0.04%				Perrigo Co PLC	775	120
Pitney Bowes Inc	695	18		Pfizer Inc	98,255	3,156
Xerox Corp	3,985	45		Roche Holding AG ADR	15,010	566
		$63		Zoetis Inc	2,000	58
Oil & Gas - 6.25%						$12,985
Anadarko Petroleum Corp	3,338	283		Pipelines - 0.16%
Apache Corp	3,132	259		Kinder Morgan Inc/DE	1,386	45
Chesapeake Energy Corp	1,741	45		Spectra Energy Corp	4,179	155
Chevron Corp	8,121	965		Williams Cos Inc/The	1,406	57
Cimarex Energy Co	3,530	421				$257
Concho Resources Inc (a)	500	61
ConocoPhillips	4,307	303		Private Equity - 0.48%
Continental Resources Inc/OK (a)	125	16		Blackstone Group LP	22,520	749
Denbury Resources Inc	1,262	21
Devon Energy Corp	784	52		Real Estate - 0.02%
Ensco PLC	802	42		CBRE Group Inc (a)	959	26
EOG Resources Inc	637	125
EQT Corp	1,417	137
Exxon Mobil Corp	30,538	2,982		REITS - 1.61%
Helmerich & Payne Inc	369	40		American Tower Corp	10,982	899
Hess Corp	11,913	987		AvalonBay Communities Inc	1,318	173
Marathon Oil Corp	1,625	58		Boston Properties Inc	526	60
Marathon Petroleum Corp	703	61		Crown Castle International Corp	2,387	176
Murphy Oil Corp	905	57		Equity Residential	1,154	67
Newfield Exploration Co (a)	467	15		Federal Realty Investment Trust	600	69
Noble Corp PLC	872	29		General Growth Properties Inc	1,200	26
Noble Energy Inc	740	53		HCP Inc	1,571	61
Occidental Petroleum Corp	18,369	1,751		Host Hotels & Resorts Inc	2,603	53
Phillips 66	3,599	278		Kimco Realty Corp	1,411	31
Pioneer Natural Resources Co	1,093	205		Macerich Co/The	484	30
QEP Resources Inc	617	18		Plum Creek Timber Co Inc	608	26
Range Resources Corp	1,500	124		Prologis Inc	1,713	70
Royal Dutch Shell PLC ADR	1,600	117		Public Storage	431	73
Southwestern Energy Co (a)	1,205	55		Simon Property Group Inc	2,062	338
Talisman Energy Inc	5,400	54		SL Green Realty Corp	200	20
Tesoro Corp	457	23		Ventas Inc	1,013	61
Valero Energy Corp	2,859	152		Vornado Realty Trust	1,899	187
WPX Energy Inc (a)	2,666	48		Weyerhaeuser Co	4,114	121
		$9,837				$2,541

Oil & Gas Services - 1.69%				Retail - 6.27%
Baker Hughes Inc	1,915	124		Advance Auto Parts Inc	7,150	904
Cameron International Corp (a)	13,953	862		AutoNation Inc (a)	222	12
FMC Technologies Inc (a)	400	21		AutoZone Inc (a)	267	144
Halliburton Co	15,512	914		Bed Bath & Beyond Inc (a)	740	51
National Oilwell Varco Inc	999	78		Best Buy Co Inc	940	25
Schlumberger Ltd	6,822	665		CarMax Inc (a)	3,500	164
		$2,664		Chipotle Mexican Grill Inc (a)	306	174
				Coach Inc	2,466	122
Packaging & Containers - 0.09%				Costco Wholesale Corp	2,298	256
Ball Corp	1,698	93		CVS Caremark Corp	32,988	2,470
Bemis Co Inc	355	14		Dollar General Corp (a)	1,815	100
Owens-Illinois Inc (a)	567	19		Dollar Tree Inc (a)	2,117	110
Sealed Air Corp	675	22		GameStop Corp	402	16
		$148		Gap Inc/The	912	36
Pharmaceuticals - 8.25%				Home Depot Inc/The	6,034	478
Abbott Laboratories	7,287	281		Kohl's Corp	2,293	130
AbbVie Inc	7,588	390		L Brands Inc	1,800	102
Actavis PLC (a)	1,158	239		Lowe's Cos Inc	19,601	958
Allergan Inc/United States	1,512	188		Macy's Inc	2,569	152
AmerisourceBergen Corp	791	52		McDonald's Corp	3,255	319
Bristol-Myers Squibb Co	20,599	1,070		Nordstrom Inc	492	31
Cardinal Health Inc	812	57		O'Reilly Automotive Inc (a)	370	55
Eli Lilly & Co	2,361	139		Panera Bread Co (a)	200	35
Express Scripts Holding Co (a)	4,367	328		PetSmart Inc	358	25
Forest Laboratories Inc (a)	488	45		PVH Corp	200	25
Johnson & Johnson	27,851	2,736		Ross Stores Inc	2,447	175
				Staples Inc	2,274	26

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Transportation (continued)
Starbucks Corp	4,151	$305		Union Pacific Corp	1,496	$281
Target Corp	2,603	158		United Parcel Service Inc	3,192	311
Tiffany & Co	485	42				$1,095
Tim Hortons Inc	900	50		TOTAL COMMON STOCKS		$150,650
TJX Cos Inc/The	23,154	1,404		INVESTMENT COMPANIES - 4.22%	Shares Held	Value(000	's)
Tractor Supply Co	488	34
Walgreen Co	2,056	136		Publicly Traded Investment Fund - 4.22%
Wal-Mart Stores Inc	7,331	561		BlackRock Liquidity Funds TempFund	5,837,161	5,837
Yum! Brands Inc	1,086	82		Portfolio
		$9,867		Goldman Sachs Financial Square Funds -	687,421	687
				Money Market Fund
Semiconductors - 1.96%				JP Morgan Prime Money Market Fund	128,657	129
Altera Corp	2,700	98				$6,653
Applied Materials Inc	9,577	196		TOTAL INVESTMENT COMPANIES		$6,653
ASML Holding NV - NY Reg Shares	11,647	1,087		Total Investments		$157,303
Atmel Corp (a)	4,000	33		Other Assets in Excess of Liabilities, Net - 0.11%		$179
Avago Technologies Ltd	600	39		TOTAL NET ASSETS - 100.00%		$157,482
Broadcom Corp	5,600	176
First Solar Inc (a)	242	17
Intel Corp	14,660	379		(a) Non-Income Producing Security
KLA-Tencor Corp	574	40
Lam Research Corp (a)	1,100	60
Micron Technology Inc (a)	2,425	57
NVIDIA Corp	1,988	36		Portfolio Summary (unaudited)
Qualcomm Inc	8,793	693		Sector		Percent
Texas Instruments Inc	2,550	120		Consumer, Non-cyclical		20.08%
Xilinx Inc	940	51		Financial		16.86%
		$3,082		Industrial		12.72%
				Consumer, Cyclical		11.47%
Software - 4.90%				Communications		11.30%
Adobe Systems Inc (a)	957	63		Technology		10.55%
Akamai Technologies Inc (a)	2,015	117		Energy		8.12%
Autodesk Inc (a)	3,900	192		Exchange Traded Funds		4.22%
CA Inc	1,118	35		Basic Materials		2.34%
Citrix Systems Inc (a)	2,700	155		Utilities		2.23%
Dun & Bradstreet Corp/The	131	13		Other Assets in Excess of Liabilities, Net		0.11%
Fidelity National Information Services Inc	1,700	91		TOTAL NET ASSETS		100.00%
Fiserv Inc (a)	903	51
Intuit Inc	708	55
Microsoft Corp	102,070	4,184
Oracle Corp	14,964	612
Paychex Inc	1,119	48
Red Hat Inc (a)	17,580	931
Salesforce.com Inc (a)	1,141	65
VMware Inc (a)	10,260	1,108
		$7,720

Telecommunications - 2.07%
AT&T Inc	22,240	780
Cisco Systems Inc	20,829	466
Corning Inc	3,368	70
Harris Corp	368	27
Knowles Corp (a)	293	9
Motorola Solutions Inc	1,300	84
T-Mobile US Inc (a)	2,600	86
Verizon Communications Inc	36,282	1,726
Windstream Holdings Inc	2,054	17
		$3,265

Textiles - 0.02%
Mohawk Industries Inc (a)	209	28

Toys, Games & Hobbies - 0.07%
Mattel Inc	2,900	116

Transportation - 0.70%
CH Robinson Worldwide Inc	521	27
CSX Corp	2,090	60
Expeditors International of Washington Inc	1,306	52
FedEx Corp	2,208	293
Norfolk Southern Corp	735	71

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
March 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	76	$6,995		$7,085	$90
Total						$90
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
March 31, 2014 (unaudited)

COMMON STOCKS - 96.84%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 3.61%				Leisure Products & Services - 1.08%
Delta Air Lines Inc	80,414	$2,787		Royal Caribbean Cruises Ltd	19,562	$1,067
United Continental Holdings Inc (a)	17,100	763

		$3,550		Lodging - 2.69%
Apparel - 4.92%				Las Vegas Sands Corp	32,806	2,650
Michael Kors Holdings Ltd (a)	19,926	1,859
Nike Inc	40,474	2,989		Media - 2.06%
		$4,848		Comcast Corp - Class A	40,531	2,027
Automobile Parts & Equipment - 1.53%
Johnson Controls Inc	31,875	1,508		Oil & Gas - 4.09%
				Occidental Petroleum Corp	16,329	1,556
Banks - 1.80%				Pioneer Natural Resources Co	13,223	2,475
Morgan Stanley	56,700	1,767				$4,031
				Oil & Gas Services - 2.29%
Beverages - 2.12%				Halliburton Co	38,263	2,253
Constellation Brands Inc (a)	12,796	1,088
Monster Beverage Corp (a)	14,444	1,003
				Pharmaceuticals - 11.18%
		$2,091		Actavis PLC (a)	10,913	2,246
Biotechnology - 9.36%				Bristol-Myers Squibb Co	33,087	1,719
Biogen Idec Inc (a)	13,324	4,075		McKesson Corp	11,276	1,991
Gilead Sciences Inc (a)	51,306	3,636		Pfizer Inc	62,165	1,997
Regeneron Pharmaceuticals Inc (a)	5,002	1,502		Pharmacyclics Inc (a)	9,200	922
		$9,213		Valeant Pharmaceuticals International Inc (a)	16,156	2,130
						$11,005
Building Materials - 1.49%
Masco Corp	65,959	1,465		Retail - 6.51%
				Brinker International Inc	19,235	1,009
				Home Depot Inc/The	25,315	2,003
Chemicals - 3.77%				Starbucks Corp	37,444	2,748
LyondellBasell Industries NV	12,667	1,126		Ulta Salon Cosmetics & Fragrance Inc (a)	6,700	653
PPG Industries Inc	13,345	2,582				$6,413
		$3,708
				Semiconductors - 1.56%
Commercial Services - 3.94%				Lam Research Corp (a)	18,879	1,038
FleetCor Technologies Inc (a)	10,407	1,198		NXP Semiconductor NV (a)	8,400	494
MasterCard Inc	35,898	2,682				$1,532
		$3,880
				Software - 2.67%
Computers - 4.77%				Salesforce.com Inc (a)	12,400	708
Apple Inc	8,746	4,694		ServiceNow Inc (a)	16,447	985
				Workday Inc (a)	10,243	937
Cosmetics & Personal Care - 1.55%						$2,630
Estee Lauder Cos Inc/The	22,794	1,525		Transportation - 1.82%
				Canadian Pacific Railway Ltd	11,913	1,792
Diversified Financial Services - 7.73%
American Express Co	23,000	2,071		TOTAL COMMON STOCKS		$95,333
CME Group Inc/IL	12,400	918		INVESTMENT COMPANIES - 1.86%	Shares Held	Value(000	's)
Discover Financial Services	37,210	2,165
Visa Inc	11,360	2,452		Publicly Traded Investment Fund - 1.86%
		$7,606		BlackRock Liquidity Funds FedFund Portfolio	1,828,303	1,828

Food - 0.62%				TOTAL INVESTMENT COMPANIES		$1,828
Safeway Inc	16,625	614		Total Investments		$97,161
				Other Assets in Excess of Liabilities, Net - 1.30%		$1,283
Healthcare - Products - 2.87%				TOTAL NET ASSETS - 100.00%		$98,444
Boston Scientific Corp (a)	109,264	1,477
St Jude Medical Inc	20,600	1,347		(a) Non-Income Producing Security
		$2,824

Internet - 10.81%
Amazon.com Inc (a)	6,142	2,067
Facebook Inc (a)	30,982	1,866
Google Inc (a)	3,127	3,485
priceline.com Inc (a)	1,190	1,418
Splunk Inc (a)	13,562	970
Yelp Inc (a)	10,841	834
		$10,640

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
March 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	31.64%
Consumer, Cyclical	20.34%
Communications	12.87%
Financial	9.53%
Technology	9.00%
Energy	6.38%
Basic Materials	3.77%
Industrial	3.31%
Exchange Traded Funds	1.86%
Other Assets in Excess of Liabilities, Net	1.30%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2014 (unaudited)

COMMON STOCKS - 97.14%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.05%				Biotechnology (continued)
Lamar Advertising Co (a)	619	$31		Gilead Sciences Inc (a)	98,105	$6,952
Omnicom Group Inc	1,307	95		Illumina Inc (a)	550	82
		$126		Myriad Genetics Inc (a)	630	21
				Regeneron Pharmaceuticals Inc (a)	2,550	766
Aerospace & Defense - 2.14%				United Therapeutics Corp (a)	367	34
B/E Aerospace Inc (a)	711	62		Vertex Pharmaceuticals Inc (a)	7,520	532
Boeing Co/The	25,461	3,195				$14,732
Lockheed Martin Corp	1,286	210
Rockwell Collins Inc	956	76		Building Materials - 0.23%
Triumph Group Inc	82	5		Fortune Brands Home & Security Inc	1,139	48
United Technologies Corp	16,771	1,960		Lennox International Inc	398	36
		$5,508		Vulcan Materials Co	7,700	512

Agriculture - 0.46%						$596
Altria Group Inc	10,986	411		Chemicals - 3.75%
Archer-Daniels-Midland Co	384	17		Airgas Inc	514	55
Lorillard Inc	2,052	111		Celanese Corp	1,262	70
Philip Morris International Inc	7,248	593		Dow Chemical Co/The	1,252	61
Reynolds American Inc	1,056	57		Eastman Chemical Co	812	70
		$1,189		Ecolab Inc	45,035	4,863
				EI du Pont de Nemours & Co	4,912	330
Airlines - 0.92%				International Flavors & Fragrances Inc	644	62
Alaska Air Group Inc	511	48		LyondellBasell Industries NV	2,167	193
American Airlines Group Inc (a)	28,400	1,039
				Monsanto Co	2,366	269
Copa Holdings SA	263	38		NewMarket Corp	74	29
Delta Air Lines Inc	1,960	68		PPG Industries Inc	692	134
Southwest Airlines Co	627	15		Praxair Inc	11,697	1,532
United Continental Holdings Inc (a)	25,774	1,150
				Rockwood Holdings Inc	417	31
		$2,358		Sherwin-Williams Co/The	8,793	1,733
Apparel - 0.54%				Sigma-Aldrich Corp	897	84
Deckers Outdoor Corp (a)	119	9		Valspar Corp/The	700	50
Hanesbrands Inc	780	60		Westlake Chemical Corp	276	18
Michael Kors Holdings Ltd (a)	9,436	880		WR Grace & Co (a)	523	52
Nike Inc	3,584	265				$9,636
Under Armour Inc (a)	664	76
				Commercial Services - 1.57%
VF Corp	1,772	110		Alliance Data Systems Corp (a)	255	69
		$1,400		Automatic Data Processing Inc	2,509	194
Automobile Manufacturers - 0.29%				Avis Budget Group Inc (a)	853	41
Ford Motor Co	5,992	94		Cintas Corp	228	14
Tesla Motors Inc (a)	3,066	639		Equifax Inc	953	65
		$733		FleetCor Technologies Inc (a)	536	62
				Genpact Ltd (a)	121,104	2,110
Automobile Parts & Equipment - 0.39%				Global Payments Inc	570	40
BorgWarner Inc	1,170	72		H&R Block Inc	2,140	65
Delphi Automotive PLC	11,681	792		MasterCard Inc	5,993	448
Goodyear Tire & Rubber Co/The	1,944	51		Moody's Corp	965	77
Lear Corp	71	6		Quanta Services Inc (a)	349	13
Visteon Corp (a)	394	35		RR Donnelley & Sons Co	780	14
WABCO Holdings Inc (a)	462	49		SEI Investments Co	1,064	36
		$1,005		Total System Services Inc	1,004	30
				United Rentals Inc (a)	740	70
Banks - 1.11%				Vantiv Inc (a)	20,101	607
Morgan Stanley	40,400	1,259
State Street Corp	22,800	1,586		Western Union Co/The	4,350	71
		$2,845				$4,026

Beverages - 1.48%				Computers - 4.78%
Brown-Forman Corp	668	60		Accenture PLC - Class A	33,548	2,675
Coca-Cola Co/The	16,911	654		Apple Inc	9,721	5,218
				Cognizant Technology Solutions Corp (a)	62,796	3,178
Coca-Cola Enterprises Inc	1,376	66
Constellation Brands Inc (a)	767	65		DST Systems Inc	215	20
Dr Pepper Snapple Group Inc	1,635	89		EMC Corp/MA	5,155	141
Keurig Green Mountain Inc	661	70		International Business Machines Corp	4,603	886
Monster Beverage Corp (a)	1,054	73		Jack Henry & Associates Inc	682	38
				MICROS Systems Inc (a)	93	5
PepsiCo Inc	32,658	2,727
		$3,804		NetApp Inc	1,679	62
				SanDisk Corp	790	64
Biotechnology - 5.73%						$12,287
Alexion Pharmaceuticals Inc (a)	10,398	1,582
Amgen Inc	3,818	471		Consumer Products - 0.12%
Biogen Idec Inc (a)	8,709	2,664		Avery Dennison Corp	250	13
				Jarden Corp (a)	1,007	60
Celgene Corp (a)	11,666	1,628

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Consumer Products (continued)				Environmental Control (continued)
Kimberly-Clark Corp	1,705	$188		Stericycle Inc (a)	26,369	$2,996
Scotts Miracle-Gro Co/The	331	20		Waste Connections Inc	909	40
Tupperware Brands Corp	418	35				$3,062

		$316		Food - 1.96%
Cosmetics & Personal Care - 2.01%				Campbell Soup Co	915	41
Colgate-Palmolive Co	5,101	331		General Mills Inc	3,416	177
Estee Lauder Cos Inc/The	50,987	3,409		Hershey Co/The	795	83
Procter & Gamble Co/The	17,600	1,419		Hillshire Brands Co/The	960	36
		$5,159		Hormel Foods Corp	1,046	52
				JM Smucker Co/The	111	11
Distribution & Wholesale - 1.68%				Kellogg Co	1,269	80
Fastenal Co	44,590	2,199		Kraft Foods Group Inc	2,629	147
Fossil Group Inc (a)	16,458	1,919
				Kroger Co/The	2,810	123

LKQ Genuine Corp Parts (a) Co	2,298 740	61 64		McCormick & Co Inc/MD	1,045	75
				Whole Foods Market Inc	82,843	4,200
WW Grainger Inc	292	74				$5,025
		$4,317
Diversified Financial Services - 5.74%				Forest Products & Paper - 0.04%
Affiliated Managers Group Inc (a)	416	83		International Paper Co	2,058	94
American Express Co	4,711	424
Ameriprise Financial Inc	508	56		Gas - 0.01%
BlackRock Inc	228	72		ONE Gas Inc	383	14
CBOE Holdings Inc	681	39		Questar Corp	269	6
Charles Schwab Corp/The	145,269	3,970				$20
Franklin Resources Inc	2,038	110
IntercontinentalExchange Group Inc	322	64		Hand & Machine Tools - 0.02%
				Lincoln Electric Holdings Inc	656	47
Lazard Ltd	1,015	48		Snap-on Inc	52	6
LPL Financial Holdings Inc	352	18
T Rowe Price Group Inc	1,294	107				$53
TD Ameritrade Holding Corp	51,600	1,752		Healthcare - Products - 2.19%
Visa Inc	36,858	7,956		Baxter International Inc	2,758	203
Waddell & Reed Financial Inc	679	50		Becton Dickinson and Co	958	112
		$14,749		CR Bard Inc	620	92
				DENTSPLY International Inc	316	14
Electric - 0.02%				Henry Schein Inc (a)	687	82
ITC Holdings Corp	1,239	46		Intuitive Surgical Inc (a)	11,050	4,840
				Patterson Cos Inc	619	26
Electrical Components & Equipment - 0.11%				ResMed Inc	1,127	50
AMETEK Inc	1,207	62		St Jude Medical Inc	926	61
Emerson Electric Co	2,666	178		Stryker Corp	954	78
Hubbell Inc	338	41		Varian Medical Systems Inc (a)	860	72
		$281		Zimmer Holdings Inc	74	7

Electronics - 2.09%						$5,637
Agilent Technologies Inc	320	18		Healthcare - Services - 3.20%
Amphenol Corp	35,168	3,223		Aetna Inc	795	59
FLIR Systems Inc	782	28		Cigna Corp	130	11
Gentex Corp/MI	653	21		Community Health Systems Inc (a)	200	8
Honeywell International Inc	3,901	362		Covance Inc (a)	26,781	2,783
Mettler-Toledo International Inc (a)	239	56		DaVita HealthCare Partners Inc (a)	43,047	2,964
National Instruments Corp	54,931	1,576		HCA Holdings Inc (a)	154	8
Waters Corp (a)	673	73		Humana Inc	5,400	609
		$5,357		Laboratory Corp of America Holdings (a)	693	68
				Mednax Inc (a)	511	32
Engineering & Construction - 1.34%				UnitedHealth Group Inc	19,900	1,631
AECOM Technology Corp (a)	83	3
				Universal Health Services Inc	470	38
Chicago Bridge & Iron Co NV ADR	789	69				$8,211
Fluor Corp	43,478	3,379
		$3,451		Holding Companies - Diversified - 0.00%

Entertainment - 0.05%				Leucadia National Corp	316	9
Bally Technologies Inc (a)	304	20
Dolby Laboratories Inc (a)	141	6		Home Builders - 0.45%
International Game Technology	2,059	29		DR Horton Inc	48,200	1,043
Lions Gate Entertainment Corp	621	17		NVR Inc (a)	31	36
Madison Square Garden Co/The (a)	480	27		Pulte Group Inc	3,075	59
Six Flags Entertainment Corp	519	21		Thor Industries Inc	346	21
		$120				$1,159

Environmental Control - 1.19%
Clean Harbors Inc (a)	478	26

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings - 0.00%				Machinery - Diversified (continued)
Whirlpool Corp	44	$7		Wabtec Corp/DE	12,162	$943
						$1,572

Housewares - 0.03%				Media - 2.23%
Newell Rubbermaid Inc	1,322	39		AMC Networks Inc (a)	472	35
Toro Co	457	29		Cablevision Systems Corp	1,546	26
		$68		CBS Corp	2,844	176
				Comcast Corp - Class A	12,424	621
Insurance - 0.19%				DIRECTV (a)	2,517	192
Allied World Assurance Co Holdings AG	90	9		Discovery Communications Inc - A Shares (a)	16,869	1,395
American Financial Group Inc/OH	83	5		Discovery Communications Inc - C Shares (a)	11,600	894
Aon PLC	1,181	100		DISH Network Corp (a)	1,067	66
Arch Capital Group Ltd (a)	98	6
				FactSet Research Systems Inc	347	37
Axis Capital Holdings Ltd	239	11		Liberty Global PLC - A Shares (a)	1,461	61
Brown & Brown Inc	427	13		Liberty Global PLC - C Shares (a)	1,461	60
Chubb Corp/The	292	26
Endurance Specialty Holdings Ltd	116	6		Nielsen Holdings NV	249	11
				Scripps Networks Interactive Inc	868	66
Erie Indemnity Co	196	14		Starz (a)	751	24
Fidelity National Financial Inc	168	5
Hanover Insurance Group Inc/The	99	6		Time Warner Cable Inc	1,472	202
				Twenty-First Century Fox Inc - A Shares	46,790	1,496
Marsh & McLennan Cos Inc	1,838	91		Viacom Inc	2,296	195
Progressive Corp/The	2,406	58
Prudential Financial Inc	781	66		Walt Disney Co/The	2,023	162
Travelers Cos Inc/The	757	64				$5,719
		$480		Metal Fabrication & Hardware - 1.23%
Internet - 10.27%				Precision Castparts Corp	12,424	3,140
Amazon.com Inc (a)	15,328	5,158		Valmont Industries Inc	211	32
Baidu Inc ADR(a)	5,800	884				$3,172
Ctrip.com International Ltd ADR(a)	15,100	761		Mining - 0.02%
eBay Inc (a)	5,752	318		Compass Minerals International Inc	264	22
Expedia Inc	836	61		Southern Copper Corp	1,239	36
F5 Networks Inc (a)	619	66				$58
Facebook Inc (a)	31,605	1,904
Google Inc (a)	10,772	12,005		Miscellaneous Manufacturing - 3.04%
Liberty Interactive Corp (a)	340	10		3M Co	2,895	393
Liberty Ventures (a)	283	37		AO Smith Corp	262	12
LinkedIn Corp (a)	4,428	819		AptarGroup Inc	370	24
Netflix Inc (a)	1,720	606		Colfax Corp (a)	8,817	629
priceline.com Inc (a)	2,967	3,536		Crane Co	352	25
Symantec Corp	4,023	80		Danaher Corp	85,053	6,379
TripAdvisor Inc (a)	885	80		Donaldson Co Inc	1,068	45
VeriSign Inc (a)	1,028	55		Dover Corp	1,001	82
				Hexcel Corp (a)	795	35
		$26,380
				Illinois Tool Works Inc	1,114	91
Leisure Products & Services - 0.06%				Ingersoll-Rand PLC	1,055	60
Harley-Davidson Inc	1,133	76		ITT Corp	710	30
Polaris Industries Inc	511	71				$7,805
		$147
				Office & Business Equipment - 0.01%
Lodging - 2.19%				Pitney Bowes Inc	692	18
Hilton Worldwide Holdings Inc (a)	26,200	583
Las Vegas Sands Corp	23,802	1,923		Oil & Gas - 1.95%
Marriott International Inc/DE	1,625	91		Atwood Oceanics Inc (a)	95	5
MGM Resorts International (a)	38,000	983
Starwood Hotels & Resorts Worldwide Inc	649	52		Cabot Oil & Gas Corp	1,868	63
				Concho Resources Inc (a)	541	66
Wyndham Worldwide Corp	1,074	79
Wynn Resorts Ltd	8,612	1,912		EOG Resources Inc	1,305	256
		$5,623		EQT Corp	704	68
				Noble Energy Inc	350	25
Machinery - Construction & Mining - 0.04%				Oasis Petroleum Inc (a)	790	33
Caterpillar Inc	940	93		Pioneer Natural Resources Co	12,646	2,366
				QEP Resources Inc	152	5
				Range Resources Corp	23,297	1,933
Machinery - Diversified - 0.61%				Seadrill Ltd	1,811	64
Babcock & Wilcox Co/The	612	20		SM Energy Co	530	38
Cummins Inc	771	115		Southwestern Energy Co (a)	1,764	81
Deere & Co	1,924	175		Whiting Petroleum Corp (a)	109	8
Flowserve Corp	1,123	88
Graco Inc	485	36				$5,011
IDEX Corp	605	44		Oil & Gas Services - 4.57%
Rockwell Automation Inc	691	86		Baker Hughes Inc	219	14
Roper Industries Inc	490	65		Cameron International Corp (a)	1,235	76

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services (continued)				REITS (continued)
Core Laboratories NV	16,618	$3,298		Weyerhaeuser Co	2,906	$85
FMC Technologies Inc (a)	61,863	3,235				$4,011
Halliburton Co	4,287	253
MRC Global Inc (a)	282	8		Retail - 6.76%
Oceaneering International Inc	855	61		Advance Auto Parts Inc	577	73
				AutoNation Inc (a)	396	21
RPC Inc	402	8		AutoZone Inc (a)	179	96
Schlumberger Ltd	49,138	4,791		Bed Bath & Beyond Inc (a)	1,106	76
		$11,744		Best Buy Co Inc	577	15
Packaging & Containers - 0.12%				Brinker International Inc	558	29
Ball Corp	1,176	64		CarMax Inc (a)	12,100	566
Bemis Co Inc	348	14		Chipotle Mexican Grill Inc (a)	2,059	1,169
Crown Holdings Inc (a)	970	43		Coach Inc	1,421	71
Owens-Illinois Inc (a)	766	26		Costco Wholesale Corp	24,072	2,689
Packaging Corp of America	775	55		CVS Caremark Corp	1,115	84
Rock-Tenn Co	409	43		Dick's Sporting Goods Inc	782	43
Sealed Air Corp	1,548	51		Dillard's Inc	143	13
Silgan Holdings Inc	349	17		Dollar General Corp (a)	1,664	92
		$313		Dollar Tree Inc (a)	18,150	947
				Domino's Pizza Inc	446	34
Pharmaceuticals - 6.22%				Foot Locker Inc	158	7
AbbVie Inc	8,061	414		Gap Inc/The	2,194	88
Actavis PLC (a)	765	157
				Home Depot Inc/The	7,485	592
Allergan Inc/United States	1,509	187		L Brands Inc	1,053	60
AmerisourceBergen Corp	1,185	78		Lowe's Cos Inc	39,908	1,951
Bristol-Myers Squibb Co	6,231	324		Macy's Inc	1,504	89
Cardinal Health Inc	12,800	896		McDonald's Corp	4,430	434
Catamaran Corp (a)	1,617	72
Eli Lilly & Co	1,115	66		MSC Industrial Direct Co Inc	372	32
Express Scripts Holding Co (a)	65,139	4,892		Nu Skin Enterprises Inc	455	38
				O'Reilly Automotive Inc (a)	558	83
Herbalife Ltd	673	38		Panera Bread Co (a)	223	39
Jazz Pharmaceuticals PLC (a)	411	57
				PetSmart Inc	817	56
Johnson & Johnson	1,844	181		Ross Stores Inc	1,112	80
McKesson Corp	15,753	2,782		Sally Beauty Holdings Inc (a)	1,348	37
Mead Johnson Nutrition Co	45,783	3,807		Starbucks Corp	74,472	5,465
Mylan Inc/PA (a)	1,685	82
Perrigo Co PLC	558	86		Target Corp	2,225	135
Pharmacyclics Inc (a)	459	46		Tiffany & Co	886	76
Quintiles Transnational Holdings Inc (a)	95	5		TJX Cos Inc/The	3,641	221
Salix Pharmaceuticals Ltd (a)	484	50		Tractor Supply Co	14,889	1,052
Valeant Pharmaceuticals International Inc (a)	12,800	1,687		Walgreen Co	3,782	250
				Wal-Mart Stores Inc	4,721	361
Zoetis Inc	2,545	74		Williams-Sonoma Inc	772	52
		$15,981		World Fuel Services Corp	116	5
Pipelines - 0.06%				Yum! Brands Inc	1,989	150
Kinder Morgan Inc/DE	2,683	87				$17,371
Williams Cos Inc/The	1,644	67		Semiconductors - 2.66%
		$154		Applied Materials Inc	3,485	71
Real Estate - 0.02%				ASML Holding NV - NY Reg Shares	11,400	1,064
CBRE Group Inc (a)	2,208	61		Avago Technologies Ltd	1,110	71
				Broadcom Corp	1,974	62
				Intel Corp	2,558	66
REITS - 1.56%				Maxim Integrated Products Inc	2,287	76
American Tower Corp	1,965	161		Microchip Technology Inc	1,562	75
Boston Properties Inc	111	13		ON Semiconductor Corp (a)	3,297	31
CBL & Associates Properties Inc	424	8		Qualcomm Inc	62,794	4,952
Corrections Corp of America	577	18		Skyworks Solutions Inc (a)	1,258	47
Crown Castle International Corp	42,556	3,140		Texas Instruments Inc	5,444	257
Equity Lifestyle Properties Inc	464	19		Xilinx Inc	1,302	71
Extra Space Storage Inc	74	4				$6,843
Federal Realty Investment Trust	337	39
Omega Healthcare Investors Inc	930	31		Shipbuilding - 0.02%
Plum Creek Timber Co Inc	1,402	59		Huntington Ingalls Industries Inc	396	40
Public Storage	661	111
Regency Centers Corp	302	15		Software - 5.19%
Senior Housing Properties Trust	113	3		Adobe Systems Inc (a)	865	57
Simon Property Group Inc	1,148	188		Akamai Technologies Inc (a)	15,909	926
Tanger Factory Outlet Centers Inc	755	26		ANSYS Inc (a)	21,057	1,622
Ventas Inc	1,044	63		Broadridge Financial Solutions Inc	934	35
Vornado Realty Trust	286	28		Cerner Corp (a)	1,312	74
				Dun & Bradstreet Corp/The	292	29

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2014 (unaudited)

				(a) Non-Income Producing Security
				(b) Fair value of these investments is determined in good faith by the
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Manager under procedures established and periodically reviewed by the
Software (continued)				Board of Directors. At the end of the period, the fair value of these
Fidelity National Information Services Inc	228	$12		securities totaled $157 or 0.06% of net assets.
Fiserv Inc (a)	1,341	76		(c)	Restricted Security. At the end of the period, the value of this security
Intuit Inc	1,616	126		totaled $157 or 0.06% of net assets. The security was purchased January
Microsoft Corp	42,485	1,741		30, 2014 at a cost of $157.
NetSuite Inc (a)	5,500	521
Oracle Corp	18,063	739
Paychex Inc	1,514	64		Portfolio Summary (unaudited)
Red Hat Inc (a)	17,703	938
Salesforce.com Inc (a)	77,150	4,405		Sector	Percent
ServiceNow Inc (a)	9,300	557		Consumer, Non-cyclical	24.97%
VMware Inc (a)	8,000	864		Communications	13.76%
Workday Inc (a)	6,100	558		Industrial	13.42%
				Consumer, Cyclical	13.39%
		$13,344		Technology	12.61%
Telecommunications - 1.15%				Financial	8.62%
Harris Corp	150	11		Energy	6.58%
IPG Photonics Corp (a)	257	18		Basic Materials	3.81%
Juniper Networks Inc (a)	70,737	1,822		Exchange Traded Funds	2.53%
Knowles Corp (a)	500	16		Utilities	0.04%
Motorola Solutions Inc	947	61		Diversified	0.00%
NeuStar Inc (a)	520	17		Other Assets in Excess of Liabilities, Net	0.27%
SBA Communications Corp (a)	564	51		TOTAL NET ASSETS	100.00%
Verizon Communications Inc	20,400	971
		$2,967

Toys, Games & Hobbies - 0.03%
Mattel Inc	1,778	71

Transportation - 1.24%
CH Robinson Worldwide Inc	1,203	63
CSX Corp	2,530	73
Expeditors International of Washington Inc	1,623	64
FedEx Corp	10,200	1,352
JB Hunt Transport Services Inc	724	52
Kansas City Southern	6,900	704
Kirby Corp (a)	266	27
Landstar System Inc	367	22
Norfolk Southern Corp	450	44
Union Pacific Corp	2,314	434
United Parcel Service Inc	3,578	349
		$3,184

Trucking & Leasing - 0.00%
AMERCO	31	7

Water - 0.01%
Aqua America Inc	1,219	31

TOTAL COMMON STOCKS		$249,586
INVESTMENT COMPANIES - 2.53%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.53%
BlackRock Liquidity Funds TempFund	4,034,399	4,034
Portfolio
Goldman Sachs Financial Square Funds -	2,312,209	2,312
Money Market Fund
JP Morgan Prime Money Market Fund	158,486	159
		$6,505
TOTAL INVESTMENT COMPANIES		$6,505
CONVERTIBLE PREFERRED STOCKS -
0.06%	Shares Held	Value(000	's)

Internet - 0.06%
Dropbox Inc (a),(b),(c)	8,228	157

TOTAL CONVERTIBLE PREFERRED STOCKS		$157
Total Investments		$256,248
Other Assets in Excess of Liabilities, Net - 0.27%		$690
TOTAL NET ASSETS - 100.00%		$256,938

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
March 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	76	$7,005		$7,085	$80
Total						$80
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2014 (unaudited)

COMMON STOCKS - 96.61%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.15%				Beverages (continued)
Interpublic Group of Cos Inc/The	38,478	$660		Brown-Forman Corp	14,709	$1,319
Omnicom Group Inc	23,430	1,701		Coca-Cola Co/The	343,823	13,292
		$2,361		Coca-Cola Enterprises Inc	21,565	1,030
				Constellation Brands Inc (a)	15,177	1,290
Aerospace & Defense - 1.96%				Dr Pepper Snapple Group Inc	17,901	975
Boeing Co/The	62,061	7,788		Keurig Green Mountain Inc	11,719	1,237
General Dynamics Corp	29,503	3,214		Molson Coors Brewing Co	14,369	846
L-3 Communications Holdings Inc	7,790	921		Monster Beverage Corp (a)	12,265	852
Lockheed Martin Corp	24,500	3,999		PepsiCo Inc	138,150	11,535
Northrop Grumman Corp	19,667	2,427				$33,627
Raytheon Co	28,539	2,819
Rockwell Collins Inc	12,267	977		Biotechnology - 2.30%
United Technologies Corp	76,405	8,927		Alexion Pharmaceuticals Inc (a)	17,951	2,731
		$31,072		Amgen Inc	68,510	8,450
				Biogen Idec Inc (a)	21,451	6,561
Agriculture - 1.54%				Celgene Corp (a)	36,843	5,143
Altria Group Inc	180,833	6,769		Gilead Sciences Inc (a)	139,582	9,891
Archer-Daniels-Midland Co	59,741	2,592		Regeneron Pharmaceuticals Inc (a)	7,146	2,146
Lorillard Inc	32,867	1,777		Vertex Pharmaceuticals Inc (a)	21,394	1,513
Philip Morris International Inc	143,842	11,776				$36,435
Reynolds American Inc	28,259	1,510
		$24,424		Building Materials - 0.10%
				Masco Corp	32,340	718
Airlines - 0.26%				Vulcan Materials Co	11,847	787
Delta Air Lines Inc	77,073	2,670				$1,505
Southwest Airlines Co	63,699	1,504
		$4,174		Chemicals - 2.50%
Apparel - 0.59%				Air Products & Chemicals Inc	19,207	2,286
Michael Kors Holdings Ltd (a)	16,280	1,519		Airgas Inc	6,040	643
				CF Industries Holdings Inc	5,033	1,312
Nike Inc	67,494	4,985		Dow Chemical Co/The	110,325	5,361
Ralph Lauren Corp	5,365	863		Eastman Chemical Co	13,835	1,193
VF Corp	31,969	1,978		Ecolab Inc	24,563	2,652
		$9,345		EI du Pont de Nemours & Co	84,120	5,644
Automobile Manufacturers - 0.75%				FMC Corp	12,058	923
Ford Motor Co	357,865	5,583		International Flavors & Fragrances Inc	7,375	706
General Motors Co	118,292	4,071		LyondellBasell Industries NV	39,180	3,485
PACCAR Inc	32,149	2,168		Monsanto Co	47,628	5,419
		$11,822		Mosaic Co/The	30,763	1,538
				PPG Industries Inc	12,569	2,432
Automobile Parts & Equipment - 0.41%				Praxair Inc	26,676	3,494
BorgWarner Inc	20,684	1,272		Sherwin-Williams Co/The	7,736	1,525
Delphi Automotive PLC	25,301	1,717		Sigma-Aldrich Corp	10,839	1,012
Goodyear Tire & Rubber Co/The	22,509	588				$39,625
Johnson Controls Inc	60,254	2,851
		$6,428		Coal - 0.08%
				Consol Energy Inc	20,794	831
Banks - 7.44%				Peabody Energy Corp	24,618	402
Bank of America Corp	958,961	16,494				$1,233
Bank of New York Mellon Corp/The	102,995	3,635
BB&T Corp	64,507	2,591		Commercial Services - 1.29%
Capital One Financial Corp	51,977	4,011		ADT Corp/The	16,634	498
Citigroup Inc	275,531	13,115		Alliance Data Systems Corp (a)	4,825	1,315
Comerica Inc	16,521	856		Automatic Data Processing Inc	43,721	3,378
Fifth Third Bancorp	77,262	1,773		Cintas Corp	9,135	545
Goldman Sachs Group Inc/The	38,207	6,260		Equifax Inc	11,074	753
Huntington Bancshares Inc/OH	75,425	752		H&R Block Inc	24,883	751
JP Morgan Chase & Co	343,620	20,861		Iron Mountain Inc	15,466	426
KeyCorp	80,705	1,149		MasterCard Inc	92,594	6,917
M&T Bank Corp	11,890	1,442		McGraw Hill Financial Inc	24,591	1,876
Morgan Stanley	127,285	3,967		Moody's Corp	17,064	1,354
Northern Trust Corp	20,242	1,327		Quanta Services Inc (a)	19,759	729
PNC Financial Services Group Inc/The	48,461	4,216		Robert Half International Inc	12,474	523
Regions Financial Corp	128,810	1,431		Total System Services Inc	15,001	456
State Street Corp	39,167	2,724		Western Union Co/The	49,720	814
SunTrust Banks Inc	48,517	1,931				$20,335
US Bancorp/MN	165,379	7,088		Computers - 5.45%
Wells Fargo & Co	434,492	21,612		Accenture PLC - Class A	57,801	4,608
Zions Bancorporation	16,775	520		Apple Inc	80,940	43,444
		$117,755		Cognizant Technology Solutions Corp (a)	55,118	2,789
Beverages - 2.13%				Computer Sciences Corp	13,220	804
Beam Inc	15,013	1,251		EMC Corp/MA	183,807	5,038

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electric (continued)
Hewlett-Packard Co	171,965	$5,565		Wisconsin Energy Corp	20,503	$954
International Business Machines Corp	88,823	17,098		Xcel Energy Inc	45,215	1,373
NetApp Inc	30,060	1,109				$42,053
SanDisk Corp	20,463	1,661
Seagate Technology PLC	29,831	1,675		Electrical Components & Equipment - 0.34%
Teradata Corp (a)	14,446	711		AMETEK Inc	22,238	1,145
Western Digital Corp	19,080	1,752		Emerson Electric Co	63,789	4,261
		$86,254				$5,406

Consumer Products - 0.33%				Electronics - 1.33%
Avery Dennison Corp	8,711	441		Agilent Technologies Inc	30,255	1,692
Clorox Co/The	11,788	1,037		Allegion PLC	8,143	425
Kimberly-Clark Corp	34,427	3,796		Amphenol Corp	14,355	1,316
		$5,274		FLIR Systems Inc	12,783	460
				Garmin Ltd	11,156	616
Cosmetics & Personal Care - 1.71%				Honeywell International Inc	71,153	6,600
Avon Products Inc	39,377	577		Jabil Circuit Inc	17,029	307
Colgate-Palmolive Co	79,216	5,139		PerkinElmer Inc	10,240	461
Estee Lauder Cos Inc/The	23,192	1,551		TE Connectivity Ltd	37,225	2,241
Procter & Gamble Co/The (b)	246,035	19,830		Thermo Fisher Scientific Inc	35,552	4,275
		$27,097		Tyco International Ltd	41,769	1,771
				Waters Corp (a)	7,729	838
Distribution & Wholesale - 0.27%						$21,002
Fastenal Co	24,775	1,222
Fossil Group Inc (a)	4,362	509		Engineering & Construction - 0.12%
Genuine Parts Co	13,949	1,211		Fluor Corp	14,550	1,131
WW Grainger Inc	5,556	1,404		Jacobs Engineering Group Inc (a)	11,969	760
		$4,346				$1,891

Diversified Financial Services - 2.54%				Entertainment - 0.02%
American Express Co	82,920	7,465		International Game Technology	22,386	315
Ameriprise Financial Inc	17,320	1,907
BlackRock Inc	11,400	3,585
Charles Schwab Corp/The	106,050	2,898		Environmental Control - 0.21%
				Republic Services Inc	24,542	839
CME Group Inc/IL	28,634	2,119		Stericycle Inc (a)	7,727	878
Discover Financial Services	42,729	2,486
E*Trade Financial Corp (a)	26,158	602		Waste Management Inc	39,226	1,650
Franklin Resources Inc	36,636	1,985				$3,367
IntercontinentalExchange Group Inc	10,432	2,064		Food - 1.64%
Invesco Ltd	39,304	1,454		Campbell Soup Co	16,228	728
Legg Mason Inc	9,511	467		ConAgra Foods Inc	38,148	1,184
NASDAQ OMX Group Inc/The	10,608	392		General Mills Inc	56,671	2,937
SLM Corp	38,900	952		Hershey Co/The	13,607	1,420
T Rowe Price Group Inc	23,781	1,958		Hormel Foods Corp	12,217	602
Visa Inc	45,996	9,929		JM Smucker Co/The	9,409	915
		$40,263		Kellogg Co	23,302	1,461
				Kraft Foods Group Inc	54,110	3,035
Electric - 2.66%				Kroger Co/The	46,870	2,046
AES Corp/VA	59,778	854
Ameren Corp	22,017	907		McCormick & Co Inc/MD	11,902	854
American Electric Power Co Inc	44,261	2,242		Mondelez International Inc	154,348	5,333
CMS Energy Corp	24,203	709		Safeway Inc	20,898	772
				Sysco Corp	53,080	1,918
Consolidated Edison Inc	26,578	1,426		Tyson Foods Inc	24,393	1,073
Dominion Resources Inc/VA	52,764	3,746
DTE Energy Co	16,069	1,194		Whole Foods Market Inc	33,753	1,712
Duke Energy Corp	64,104	4,565				$25,990
Edison International	29,564	1,674		Forest Products & Paper - 0.15%
Entergy Corp	16,203	1,083		International Paper Co	39,817	1,827
Exelon Corp	77,803	2,611		MeadWestvaco Corp	15,841	596
FirstEnergy Corp	37,996	1,293				$2,423
Integrys Energy Group Inc	7,256	433
NextEra Energy Inc	39,507	3,778		Gas - 0.28%
Northeast Utilities	28,623	1,302		AGL Resources Inc	10,789	528
NRG Energy Inc	29,510	938		CenterPoint Energy Inc	38,913	922
Pepco Holdings Inc	22,732	466		NiSource Inc	28,492	1,012
PG&E Corp	41,529	1,794		Sempra Energy	20,625	1,996
Pinnacle West Capital Corp	9,999	546				$4,458
PPL Corp	57,232	1,897		Hand & Machine Tools - 0.11%
Public Service Enterprise Group Inc	45,930	1,752		Snap-on Inc	5,274	599
SCANA Corp	12,808	657		Stanley Black & Decker Inc	14,120	1,147
Southern Co/The	80,572	3,540				$1,746
TECO Energy Inc	18,600	319

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products - 1.74%				Internet - 4.42%
Baxter International Inc	49,289	$3,627		Amazon.com Inc (a)	33,756	$11,360
Becton Dickinson and Co	17,515	2,051		eBay Inc (a)	105,730	5,840
Boston Scientific Corp (a)	120,158	1,625		Expedia Inc	9,280	673
CareFusion Corp (a)	18,909	760		F5 Networks Inc (a)	6,846	730
Covidien PLC	40,901	3,013		Facebook Inc (a)	155,015	9,338
CR Bard Inc	7,040	1,042		Google Inc (a)	25,615	28,548
DENTSPLY International Inc	12,868	592		Netflix Inc (a)	5,427	1,910
Edwards Lifesciences Corp (a)	9,731	722		priceline.com Inc (a)	4,731	5,639
Hospira Inc (a)	15,105	653		Symantec Corp	62,752	1,253
Intuitive Surgical Inc (a)	3,464	1,517		TripAdvisor Inc (a)	10,067	912
Medtronic Inc	90,815	5,589		VeriSign Inc (a)	11,401	615
Patterson Cos Inc	7,450	311		Yahoo! Inc (a)	85,181	3,058
St Jude Medical Inc	25,753	1,684				$69,876
Stryker Corp	26,745	2,179
Varian Medical Systems Inc (a)	9,396	789		Iron & Steel - 0.16%
Zimmer Holdings Inc	15,364	1,453		Allegheny Technologies Inc	9,795	369
		$27,607		Cliffs Natural Resources Inc	13,891	284
				Nucor Corp	28,889	1,460
Healthcare - Services - 1.20%				United States Steel Corp	13,129	363
Aetna Inc	32,912	2,467				$2,476
Cigna Corp	24,824	2,079
DaVita HealthCare Partners Inc (a)	16,057	1,106		Leisure Products & Services - 0.18%
Humana Inc	13,977	1,575		Carnival Corp	39,768	1,506
Laboratory Corp of America Holdings (a)	7,740	760		Harley-Davidson Inc	19,968	1,330
Quest Diagnostics Inc	13,095	758				$2,836
Tenet Healthcare Corp (a)	8,801	377		Lodging - 0.32%
UnitedHealth Group Inc	89,760	7,359		Marriott International Inc/DE	20,064	1,124
WellPoint Inc	25,631	2,552		Starwood Hotels & Resorts Worldwide Inc	17,415	1,386
		$19,033		Wyndham Worldwide Corp	11,628	852
Holding Companies - Diversified - 0.05%				Wynn Resorts Ltd	7,347	1,632
Leucadia National Corp	28,416	796				$4,994
				Machinery - Construction & Mining - 0.40%
Home Builders - 0.11%				Caterpillar Inc	57,876	5,751
DR Horton Inc	25,838	559		Joy Global Inc	9,086	527
Lennar Corp	15,952	632				$6,278
Pulte Group Inc	31,140	598		Machinery - Diversified - 0.62%
		$1,789		Cummins Inc	15,754	2,347
Home Furnishings - 0.11%				Deere & Co	33,547	3,046
Harman International Industries Inc	6,151	654		Flowserve Corp	12,485	978
Whirlpool Corp	7,029	1,051		Rockwell Automation Inc	12,593	1,569
		$1,705		Roper Industries Inc	9,033	1,206
				Xylem Inc/NY	16,758	610
Housewares - 0.05%						$9,756
Newell Rubbermaid Inc	25,308	757
				Media - 3.35%
				Cablevision Systems Corp	19,429	328
Insurance - 3.95%				CBS Corp	50,075	3,094
ACE Ltd	30,549	3,026		Comcast Corp - Class A	236,520	11,831
Aflac Inc	41,361	2,607		DIRECTV (a)	42,994	3,285
Allstate Corp/The	40,570	2,296		Discovery Communications Inc - A Shares (a)	20,181	1,669
American International Group Inc	132,851	6,644		Gannett Co Inc	20,631	569
Aon PLC	27,322	2,303		Graham Holdings Co	395	278
Assurant Inc	6,501	422		News Corp (a)	45,185	778
Berkshire Hathaway Inc - Class B (a)	163,350	20,414		Nielsen Holdings NV	25,784	1,151
Chubb Corp/The	22,286	1,990		Scripps Networks Interactive Inc	9,956	756
Cincinnati Financial Corp	13,353	650		Time Warner Cable Inc	25,176	3,454
Genworth Financial Inc (a)	44,949	797		Time Warner Inc	81,002	5,292
Hartford Financial Services Group Inc/The	40,501	1,429		Twenty-First Century Fox Inc - A Shares	176,111	5,630
Lincoln National Corp	23,928	1,212		Viacom Inc	36,160	3,073
Loews Corp	27,771	1,223		Walt Disney Co/The	147,854	11,839
Marsh & McLennan Cos Inc	49,760	2,453				$53,027
MetLife Inc	101,951	5,383
Progressive Corp/The	49,695	1,204		Metal Fabrication & Hardware - 0.21%
Prudential Financial Inc	42,013	3,556		Precision Castparts Corp	13,178	3,331
Torchmark Corp	8,036	632
Travelers Cos Inc/The	31,970	2,721		Mining - 0.34%
Unum Group	23,543	831		Alcoa Inc	97,790	1,259
XL Group PLC	25,050	783		Freeport-McMoRan Copper & Gold Inc	94,227	3,116
		$62,576		Newmont Mining Corp	45,181	1,059
						$5,434

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 3.13%				Pharmaceuticals (continued)
3M Co	57,127	$7,750		AbbVie Inc	144,143	$7,409
Danaher Corp	54,507	4,088		Actavis PLC (a)	15,807	3,254
Dover Corp	15,428	1,261		Allergan Inc/United States	27,083	3,361
Eaton Corp PLC	43,129	3,240		AmerisourceBergen Corp	20,798	1,364
General Electric Co	910,414	23,571		Bristol-Myers Squibb Co	149,182	7,750
Illinois Tool Works Inc	35,469	2,885		Cardinal Health Inc	31,114	2,177
Ingersoll-Rand PLC	23,463	1,343		Eli Lilly & Co	89,411	5,263
Leggett & Platt Inc	12,603	411		Express Scripts Holding Co (a)	70,418	5,288
Pall Corp	9,961	891		Forest Laboratories Inc (a)	21,640	1,997
Parker Hannifin Corp	13,532	1,620		Johnson & Johnson	256,697	25,215
Pentair Ltd	17,908	1,421		McKesson Corp	20,882	3,687
Textron Inc	25,634	1,007		Mead Johnson Nutrition Co	18,299	1,521
		$49,488		Merck & Co Inc	266,834	15,148
				Mylan Inc/PA (a)	33,748	1,648
Office & Business Equipment - 0.10%				Perrigo Co PLC	12,136	1,877
Pitney Bowes Inc	18,378	478		Pfizer Inc (b)	579,191	18,604
Xerox Corp	101,071	1,142		Zoetis Inc	45,371	1,313
		$1,620				$112,268

Oil & Gas - 7.62%				Pipelines - 0.50%
Anadarko Petroleum Corp	45,712	3,874		Kinder Morgan Inc/DE	60,791	1,975
Apache Corp	35,818	2,971		ONEOK Inc	18,857	1,117
Cabot Oil & Gas Corp	38,314	1,298		Spectra Energy Corp	60,812	2,247
Chesapeake Energy Corp	45,944	1,177		Williams Cos Inc/The	62,105	2,520
Chevron Corp	173,236	20,599				$7,859
ConocoPhillips	111,258	7,827
Denbury Resources Inc	32,302	530		Publicly Traded Investment Fund - 0.93%
Devon Energy Corp	34,750	2,326		iShares Core S&P 500 ETF	78,116	14,699
Diamond Offshore Drilling Inc	6,308	308
Ensco PLC	21,193	1,119		Real Estate - 0.04%
EOG Resources Inc	24,783	4,862		CBRE Group Inc (a)	25,303	694
EQT Corp	13,692	1,328
Exxon Mobil Corp	392,112	38,301
Helmerich & Payne Inc	9,758	1,050		REITS - 2.01%
Hess Corp	24,796	2,055		American Tower Corp	35,844	2,934
Marathon Oil Corp	63,241	2,246		Apartment Investment & Management Co	13,257	401
Marathon Petroleum Corp	26,729	2,326		AvalonBay Communities Inc	11,039	1,450
Murphy Oil Corp	15,625	982		Boston Properties Inc	13,884	1,590
Nabors Industries Ltd	23,677	584		Crown Castle International Corp	30,313	2,236
Newfield Exploration Co (a)	12,370	388		Equity Residential	30,471	1,767
Noble Corp PLC	23,061	755		General Growth Properties Inc	47,310	1,041
Noble Energy Inc	32,658	2,320		HCP Inc	41,484	1,609
Occidental Petroleum Corp	72,116	6,872		Health Care REIT Inc	26,312	1,568
Phillips 66	53,321	4,109		Host Hotels & Resorts Inc	68,667	1,390
Pioneer Natural Resources Co	12,968	2,427		Kimco Realty Corp	37,183	814
QEP Resources Inc	16,273	479		Macerich Co/The	12,754	795
Range Resources Corp	14,853	1,232		Plum Creek Timber Co Inc	16,070	676
Rowan Cos PLC (a)	11,274	380		Prologis Inc	45,335	1,851
Southwestern Energy Co (a)	32,025	1,473		Public Storage	13,119	2,210
Tesoro Corp	11,960	605		Simon Property Group Inc	28,516	4,677
Transocean Ltd	30,794	1,273		Ventas Inc	26,703	1,617
Valero Energy Corp	48,320	2,566		Vornado Realty Trust	15,805	1,558
		$120,642		Weyerhaeuser Co	53,043	1,557

Oil & Gas Services - 1.52%						$31,741
Baker Hughes Inc	39,671	2,579		Retail - 5.87%
Cameron International Corp (a)	19,671	1,215		AutoNation Inc (a)	5,726	305
FMC Technologies Inc (a)	21,416	1,120		AutoZone Inc (a)	3,059	1,643
Halliburton Co	77,208	4,547		Bed Bath & Beyond Inc (a)	19,321	1,329
National Oilwell Varco Inc	38,885	3,028		Best Buy Co Inc	24,804	655
Schlumberger Ltd	118,628	11,566		CarMax Inc (a)	20,256	948
		$24,055		Chipotle Mexican Grill Inc (a)	2,815	1,599
				Coach Inc	25,188	1,251
Packaging & Containers - 0.14%				Costco Wholesale Corp	39,901	4,456
Ball Corp	12,753	699		CVS Caremark Corp	107,294	8,032
Bemis Co Inc	9,229	362		Darden Restaurants Inc	11,911	605
Owens-Illinois Inc (a)	14,950	506		Dollar General Corp (a)	26,735	1,483
Sealed Air Corp	17,803	585		Dollar Tree Inc (a)	18,883	985
		$2,152		Family Dollar Stores Inc	8,671	503
Pharmaceuticals - 7.09%				GameStop Corp	10,509	432
Abbott Laboratories	140,019	5,392		Gap Inc/The	24,037	963
				Home Depot Inc/The	127,784	10,112

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Telecommunications (continued)
Kohl's Corp	18,265	$1,037		Juniper Networks Inc (a)	45,472	$1,171
L Brands Inc	22,126	1,256		Motorola Solutions Inc	20,502	1,318
Lowe's Cos Inc	94,899	4,641		Verizon Communications Inc	375,770	17,875
Macy's Inc	33,436	1,982		Windstream Holdings Inc	54,082	446
McDonald's Corp	89,823	8,805				$53,433
Nordstrom Inc	12,984	811
O'Reilly Automotive Inc (a)	9,652	1,432		Textiles - 0.05%
				Mohawk Industries Inc (a)	5,542	754
PetSmart Inc	9,413	648
PVH Corp	7,406	924
Ross Stores Inc	19,502	1,395		Toys, Games & Hobbies - 0.12%
Staples Inc	59,047	670		Hasbro Inc	10,575	588
Starbucks Corp	68,591	5,033		Mattel Inc	30,885	1,239
Target Corp	57,356	3,471				$1,827
Tiffany & Co	9,992	861
TJX Cos Inc/The	64,535	3,914		Transportation - 1.62%
Tractor Supply Co	12,664	894		CH Robinson Worldwide Inc	13,471	706
Urban Outfitters Inc (a)	9,892	361		CSX Corp	91,430	2,649
Walgreen Co	79,322	5,238		Expeditors International of Washington Inc	18,389	729
Wal-Mart Stores Inc	146,808	11,221		FedEx Corp	25,190	3,339
Yum! Brands Inc	40,192	3,030		Kansas City Southern	10,004	1,021
		$92,925		Norfolk Southern Corp	28,104	2,731
				Ryder System Inc	4,846	387
Savings & Loans - 0.05%				Union Pacific Corp	41,292	7,749
Hudson City Bancorp Inc	43,154	424		United Parcel Service Inc	64,484	6,279
People's United Financial Inc	28,152	419				$25,590
		$843		TOTAL COMMON STOCKS		$1,528,899
Semiconductors - 2.78%				INVESTMENT COMPANIES - 3.44%	Shares Held	Value(000	's)
Altera Corp	28,816	1,044		Publicly Traded Investment Fund - 3.44%
Analog Devices Inc	28,359	1,507		BlackRock Liquidity Funds FedFund Portfolio	54,436,636	54,437
Applied Materials Inc	109,893	2,244
Broadcom Corp	50,084	1,577		TOTAL INVESTMENT COMPANIES		$54,437
First Solar Inc (a)	6,411	447
				Total Investments		$1,583,336
Intel Corp	451,163	11,644		Liabilities in Excess of Other Assets, Net - (0.05)%		$(743)
KLA-Tencor Corp	15,115	1,045		TOTAL NET ASSETS - 100.00%		$1,582,593
Lam Research Corp (a)	14,728	810
Linear Technology Corp	21,408	1,042
LSI Corp	50,663	561		(a) Non-Income Producing Security
Microchip Technology Inc	18,070	863		(b) Security or a portion of the security was pledged to cover margin
Micron Technology Inc (a)	96,265	2,278		requirements for futures contracts. At the end of the period, the value of
NVIDIA Corp	50,292	901		these securities totaled $4,223 or 0.27% of net assets.
Qualcomm Inc	153,450	12,101
Texas Instruments Inc	98,382	4,639
Xilinx Inc	24,215	1,314
		$44,017		Portfolio Summary (unaudited)
				Sector		Percent
Software - 3.79%				Consumer, Non-cyclical		21.05%
Adobe Systems Inc (a)	42,149	2,771		Financial		16.03%
Akamai Technologies Inc (a)	16,200	943		Technology		12.04%
Autodesk Inc (a)	20,615	1,014		Communications		11.30%
CA Inc	29,254	906		Industrial		10.29%
Cerner Corp (a)	26,841	1,510		Energy		9.72%
Citrix Systems Inc (a)	16,674	958		Consumer, Cyclical		9.11%
Dun & Bradstreet Corp/The	3,412	339		Exchange Traded Funds		4.37%
Electronic Arts Inc (a)	28,092	815		Basic Materials		3.15%
Fidelity National Information Services Inc	26,376	1,410		Utilities		2.94%
Fiserv Inc (a)	23,092	1,309		Diversified		0.05%
Intuit Inc	25,708	1,998		Liabilities in Excess of Other Assets, Net		(0.05)%
Microsoft Corp	685,425	28,095		TOTAL NET ASSETS		100.00%
Oracle Corp	314,236	12,855
Paychex Inc	29,413	1,253
Red Hat Inc (a)	17,199	911
Salesforce.com Inc (a)	50,932	2,908
		$59,995

Telecommunications - 3.38%
AT&T Inc	472,473	16,570
CenturyLink Inc	52,445	1,722
Cisco Systems Inc	467,431	10,475
Corning Inc	126,322	2,630
Frontier Communications Corp	90,700	517
Harris Corp	9,691	709

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
March 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	586	$54,504		$54,633	$129
Total						$129
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2014 (unaudited)

COMMON STOCKS - 87.41%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.13%			Beverages (continued)
Interpublic Group of Cos Inc/The	611	$10	Brown-Forman Corp	234	$21
Omnicom Group Inc	372	27	Coca-Cola Co/The	5,459	211
		$37	Coca-Cola Enterprises Inc	342	16
			Constellation Brands Inc (a)	241	21
Aerospace & Defense - 1.75%			Dr Pepper Snapple Group Inc	284	15
Boeing Co/The	985	124	Keurig Green Mountain Inc	186	20
General Dynamics Corp	468	51	Molson Coors Brewing Co	228	13
L-3 Communications Holdings Inc	124	15	Monster Beverage Corp (a)	195	14
Lockheed Martin Corp	389	63	PepsiCo Inc	2,194	183
Northrop Grumman Corp	312	38			$534
Raytheon Co	453	45
Rockwell Collins Inc	195	15	Biotechnology - 2.05%
United Technologies Corp	1,213	142	Alexion Pharmaceuticals Inc (a)	285	44
		$493	Amgen Inc	1,088	134
			Biogen Idec Inc (a)	341	104
Agriculture - 1.38%			Celgene Corp (a)	585	82
Altria Group Inc	2,871	108	Gilead Sciences Inc (a)	2,216	157
Archer-Daniels-Midland Co	949	41	Regeneron Pharmaceuticals Inc (a)	113	34
Lorillard Inc	522	28	Vertex Pharmaceuticals Inc (a)	340	24
Philip Morris International Inc	2,284	187			$579
Reynolds American Inc	449	24
		$388	Building Materials - 0.09%
			Masco Corp	514	11
Airlines - 0.23%			Vulcan Materials Co	188	13
Delta Air Lines Inc	1,224	42			$24
Southwest Airlines Co	1,011	24
		$66	Chemicals - 2.23%
Apparel - 0.53%			Air Products & Chemicals Inc	305	36
Michael Kors Holdings Ltd (a)	259	24	Airgas Inc	96	10
			CF Industries Holdings Inc	80	21
Nike Inc	1,072	79	Dow Chemical Co/The	1,752	85
Ralph Lauren Corp	85	14	Eastman Chemical Co	220	19
VF Corp	508	31	Ecolab Inc	390	42
		$148	EI du Pont de Nemours & Co	1,336	90
Automobile Manufacturers - 0.67%			FMC Corp	191	15
Ford Motor Co	5,682	89	International Flavors & Fragrances Inc	117	11
General Motors Co	1,878	65	LyondellBasell Industries NV	622	55
PACCAR Inc	510	34	Monsanto Co	756	86
		$188	Mosaic Co/The	488	24
			PPG Industries Inc	200	39
Automobile Parts & Equipment - 0.36%			Praxair Inc	424	56
BorgWarner Inc	328	20	Sherwin-Williams Co/The	123	24
Delphi Automotive PLC	402	27	Sigma-Aldrich Corp	172	16
Goodyear Tire & Rubber Co/The	357	10			$629
Johnson Controls Inc	957	45
		$102	Coal - 0.07%
			Consol Energy Inc	330	13
Banks - 6.63%			Peabody Energy Corp	391	7
Bank of America Corp	15,227	262			$20
Bank of New York Mellon Corp/The	1,635	58
BB&T Corp	1,024	41	Commercial Services - 1.15%
Capital One Financial Corp	825	64	ADT Corp/The	264	8
Citigroup Inc	4,375	208	Alliance Data Systems Corp (a)	77	21
Comerica Inc	262	14	Automatic Data Processing Inc	694	54
Fifth Third Bancorp	1,227	28	Cintas Corp	145	9
Goldman Sachs Group Inc/The	607	99	Equifax Inc	176	12
Huntington Bancshares Inc/OH	1,198	12	H&R Block Inc	395	12
JP Morgan Chase & Co	5,456	331	Iron Mountain Inc	246	7
KeyCorp	1,281	18	MasterCard Inc	1,470	110
M&T Bank Corp	189	23	McGraw Hill Financial Inc	390	30
Morgan Stanley	2,021	63	Moody's Corp	271	21
Northern Trust Corp	321	21	Quanta Services Inc (a)	314	11
PNC Financial Services Group Inc/The	769	67	Robert Half International Inc	198	8
Regions Financial Corp	2,045	23	Total System Services Inc	238	7
State Street Corp	622	43	Western Union Co/The	789	13
SunTrust Banks Inc	770	31			$323
US Bancorp/MN	2,626	113	Computers - 4.85%
Wells Fargo & Co	6,899	343	Accenture PLC - Class A	918	73
Zions Bancorporation	266	8	Apple Inc	1,285	690
		$1,870	Cognizant Technology Solutions Corp (a)	875	44
Beverages - 1.89%			Computer Sciences Corp	210	13
Beam Inc	238	20	EMC Corp/MA	2,919	80

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)			Electric (continued)
Hewlett-Packard Co	2,731	$88	Wisconsin Energy Corp	326	$15
International Business Machines Corp	1,410	271	Xcel Energy Inc	718	22
NetApp Inc	477	18			$668
SanDisk Corp	325	26
Seagate Technology PLC	474	27	Electrical Components & Equipment - 0.31%
Teradata Corp (a)	229	11	AMETEK Inc	353	18
Western Digital Corp	303	28	Emerson Electric Co	1,013	68
		$1,369			$86

Consumer Products - 0.30%			Electronics - 1.18%
Avery Dennison Corp	138	7	Agilent Technologies Inc	480	27
Clorox Co/The	187	17	Allegion PLC	129	7
Kimberly-Clark Corp	547	60	Amphenol Corp	228	21
		$84	FLIR Systems Inc	203	7
			Garmin Ltd	177	10
Cosmetics & Personal Care - 1.52%			Honeywell International Inc	1,130	105
Avon Products Inc	625	9	Jabil Circuit Inc	270	5
Colgate-Palmolive Co	1,258	81	PerkinElmer Inc	163	7
Estee Lauder Cos Inc/The	368	25	TE Connectivity Ltd	591	36
Procter & Gamble Co/The	3,907	315	Thermo Fisher Scientific Inc	565	68
		$430	Tyco International Ltd	663	28
			Waters Corp (a)	123	13
Distribution & Wholesale - 0.24%					$334
Fastenal Co	393	20
Fossil Group Inc (a)	69	8	Engineering & Construction - 0.11%
Genuine Parts Co	221	19	Fluor Corp	231	18
WW Grainger Inc	88	22	Jacobs Engineering Group Inc (a)	190	12
		$69			$30

Diversified Financial Services - 2.27%			Entertainment - 0.02%
American Express Co	1,317	119	International Game Technology	355	5
Ameriprise Financial Inc	275	30
BlackRock Inc	181	57
Charles Schwab Corp/The	1,684	46	Environmental Control - 0.19%
			Republic Services Inc	390	13
CME Group Inc/IL	455	34	Stericycle Inc (a)	123	14
Discover Financial Services	678	39
E*Trade Financial Corp (a)	415	10	Waste Management Inc	623	26
Franklin Resources Inc	582	31			$53
IntercontinentalExchange Group Inc	166	33	Food - 1.46%
Invesco Ltd	624	23	Campbell Soup Co	258	12
Legg Mason Inc	151	7	ConAgra Foods Inc	606	19
NASDAQ OMX Group Inc/The	168	6	General Mills Inc	900	47
SLM Corp	618	15	Hershey Co/The	216	23
T Rowe Price Group Inc	378	31	Hormel Foods Corp	194	10
Visa Inc	730	158	JM Smucker Co/The	149	14
		$639	Kellogg Co	370	23
			Kraft Foods Group Inc	859	48
Electric - 2.37%			Kroger Co/The	744	32
AES Corp/VA	949	14
Ameren Corp	350	14	McCormick & Co Inc/MD	189	14
American Electric Power Co Inc	703	36	Mondelez International Inc	2,451	85
CMS Energy Corp	384	11	Safeway Inc	332	12
			Sysco Corp	843	30
Consolidated Edison Inc	422	23	Tyson Foods Inc	387	17
Dominion Resources Inc/VA	838	59
DTE Energy Co	255	19	Whole Foods Market Inc	536	27
Duke Energy Corp	1,018	73			$413
Edison International	469	27	Forest Products & Paper - 0.13%
Entergy Corp	257	17	International Paper Co	632	29
Exelon Corp	1,235	41	MeadWestvaco Corp	252	9
FirstEnergy Corp	603	21			$38
Integrys Energy Group Inc	115	7
NextEra Energy Inc	627	60	Gas - 0.25%
Northeast Utilities	454	21	AGL Resources Inc	171	8
NRG Energy Inc	469	15	CenterPoint Energy Inc	618	15
Pepco Holdings Inc	361	7	NiSource Inc	452	16
PG&E Corp	659	28	Sempra Energy	327	32
Pinnacle West Capital Corp	159	9			$71
PPL Corp	909	30	Hand & Machine Tools - 0.10%
Public Service Enterprise Group Inc	729	28	Snap-on Inc	84	10
SCANA Corp	203	10	Stanley Black & Decker Inc	224	18
Southern Co/The	1,279	56			$28
TECO Energy Inc	295	5

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products - 1.55%			Internet - 3.94%
Baxter International Inc	783	$58	Amazon.com Inc (a)	536	$180
Becton Dickinson and Co	278	32	eBay Inc (a)	1,679	93
Boston Scientific Corp (a)	1,908	26	Expedia Inc	147	11
CareFusion Corp (a)	300	12	F5 Networks Inc (a)	109	12
Covidien PLC	649	48	Facebook Inc (a)	2,461	148
CR Bard Inc	112	17	Google Inc (a)	407	454
DENTSPLY International Inc	204	9	Netflix Inc (a)	86	30
Edwards Lifesciences Corp (a)	155	11	priceline.com Inc (a)	75	89
Hospira Inc (a)	240	10	Symantec Corp	996	20
Intuitive Surgical Inc (a)	55	24	TripAdvisor Inc (a)	160	14
Medtronic Inc	1,442	89	VeriSign Inc (a)	181	10
Patterson Cos Inc	118	5	Yahoo! Inc (a)	1,353	49
St Jude Medical Inc	409	27			$1,110
Stryker Corp	425	35
Varian Medical Systems Inc (a)	149	12	Iron & Steel - 0.14%
Zimmer Holdings Inc	244	23	Allegheny Technologies Inc	156	6
		$438	Cliffs Natural Resources Inc	221	4
			Nucor Corp	459	23
Healthcare - Services - 1.07%			United States Steel Corp	208	6
Aetna Inc	523	39			$39
Cigna Corp	394	33
DaVita HealthCare Partners Inc (a)	255	18	Leisure Products & Services - 0.16%
Humana Inc	222	25	Carnival Corp	631	24
Laboratory Corp of America Holdings (a)	123	12	Harley-Davidson Inc	317	21
Quest Diagnostics Inc	208	12			$45
Tenet Healthcare Corp (a)	140	6	Lodging - 0.28%
UnitedHealth Group Inc	1,425	117	Marriott International Inc/DE	319	18
WellPoint Inc	407	40	Starwood Hotels & Resorts Worldwide Inc	277	22
		$302	Wyndham Worldwide Corp	185	13
Holding Companies - Diversified - 0.05%			Wynn Resorts Ltd	117	26
Leucadia National Corp	451	13			$79
			Machinery - Construction & Mining - 0.35%
Home Builders - 0.10%			Caterpillar Inc	919	91
DR Horton Inc	410	9	Joy Global Inc	144	9
Lennar Corp	253	10			$100
Pulte Group Inc	494	9	Machinery - Diversified - 0.55%
		$28	Cummins Inc	250	37
Home Furnishings - 0.10%			Deere & Co	533	48
Harman International Industries Inc	98	10	Flowserve Corp	198	16
Whirlpool Corp	112	17	Rockwell Automation Inc	200	25
		$27	Roper Industries Inc	143	19
			Xylem Inc/NY	266	10
Housewares - 0.04%					$155
Newell Rubbermaid Inc	402	12
			Media - 2.99%
			Cablevision Systems Corp	308	5
Insurance - 3.52%			CBS Corp	795	49
ACE Ltd	485	48	Comcast Corp - Class A	3,756	188
Aflac Inc	657	41	DIRECTV (a)	683	52
Allstate Corp/The	644	36	Discovery Communications Inc - A Shares (a)	320	27
American International Group Inc	2,109	106	Gannett Co Inc	328	9
Aon PLC	434	37	Graham Holdings Co	6	4
Assurant Inc	103	7	News Corp (a)	717	12
Berkshire Hathaway Inc - Class B (a)	2,594	324	Nielsen Holdings NV	409	18
Chubb Corp/The	354	32	Scripps Networks Interactive Inc	158	12
Cincinnati Financial Corp	212	10	Time Warner Cable Inc	400	55
Genworth Financial Inc (a)	714	13	Time Warner Inc	1,286	84
Hartford Financial Services Group Inc/The	643	23	Twenty-First Century Fox Inc - A Shares	2,796	90
Lincoln National Corp	380	19	Viacom Inc	574	49
Loews Corp	441	19	Walt Disney Co/The	2,348	188
Marsh & McLennan Cos Inc	790	39			$842
MetLife Inc	1,619	86
Progressive Corp/The	789	19	Metal Fabrication & Hardware - 0.19%
Prudential Financial Inc	667	57	Precision Castparts Corp	209	53
Torchmark Corp	128	10
Travelers Cos Inc/The	508	43	Mining - 0.31%
Unum Group	374	13	Alcoa Inc	1,553	20
XL Group PLC	398	12	Freeport-McMoRan Copper & Gold Inc	1,496	49
		$994	Newmont Mining Corp	717	17
					$86

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 2.79%			Pharmaceuticals (continued)
3M Co	907	$123	AbbVie Inc	2,289	$118
Danaher Corp	865	65	Actavis PLC (a)	251	52
Dover Corp	245	20	Allergan Inc/United States	430	53
Eaton Corp PLC	685	51	AmerisourceBergen Corp	330	22
General Electric Co (b)	14,456	374	Bristol-Myers Squibb Co	2,369	123
Illinois Tool Works Inc	563	46	Cardinal Health Inc	494	34
Ingersoll-Rand PLC	373	21	Eli Lilly & Co	1,420	84
Leggett & Platt Inc	200	7	Express Scripts Holding Co (a)	1,118	84
Pall Corp	158	14	Forest Laboratories Inc (a)	344	32
Parker Hannifin Corp	215	26	Johnson & Johnson	4,076	400
Pentair Ltd	284	23	McKesson Corp	332	59
Textron Inc	407	16	Mead Johnson Nutrition Co	291	24
		$786	Merck & Co Inc	4,237	240
			Mylan Inc/PA (a)	536	26
Office & Business Equipment - 0.09%			Perrigo Co PLC	193	30
Pitney Bowes Inc	292	8	Pfizer Inc	9,197	295
Xerox Corp	1,605	18	Zoetis Inc	720	21
		$26			$1,783

Oil & Gas - 6.79%			Pipelines - 0.44%
Anadarko Petroleum Corp	726	61	Kinder Morgan Inc/DE	965	31
Apache Corp	569	47	ONEOK Inc	299	18
Cabot Oil & Gas Corp	608	21	Spectra Energy Corp	966	36
Chesapeake Energy Corp	730	19	Williams Cos Inc/The	986	40
Chevron Corp	2,751	327			$125
ConocoPhillips	1,767	124
Denbury Resources Inc	513	8	Publicly Traded Investment Fund - 2.15%
Devon Energy Corp	552	37	iShares Core S&P 500 ETF	3,223	606
Diamond Offshore Drilling Inc	100	5
Ensco PLC	337	18	Real Estate - 0.04%
EOG Resources Inc	394	77	CBRE Group Inc (a)	402	11
EQT Corp	217	21
Exxon Mobil Corp (b)	6,226	608
Helmerich & Payne Inc	155	17	REITS - 1.79%
Hess Corp	394	33	American Tower Corp	569	47
Marathon Oil Corp	1,004	36	Apartment Investment & Management Co	211	6
Marathon Petroleum Corp	424	37	AvalonBay Communities Inc	175	23
Murphy Oil Corp	248	16	Boston Properties Inc	220	25
Nabors Industries Ltd	376	9	Crown Castle International Corp	481	35
Newfield Exploration Co (a)	196	6	Equity Residential	484	28
Noble Corp PLC	366	12	General Growth Properties Inc	751	16
Noble Energy Inc	519	37	HCP Inc	659	26
Occidental Petroleum Corp	1,145	109	Health Care REIT Inc	418	25
Phillips 66	847	65	Host Hotels & Resorts Inc	1,090	22
Pioneer Natural Resources Co	206	38	Kimco Realty Corp	590	13
QEP Resources Inc	258	8	Macerich Co/The	203	13
Range Resources Corp	236	20	Plum Creek Timber Co Inc	255	11
Rowan Cos PLC (a)	179	6	Prologis Inc	720	29
Southwestern Energy Co (a)	509	23	Public Storage	208	35
Tesoro Corp	190	10	Simon Property Group Inc	453	74
Transocean Ltd	489	20	Ventas Inc	424	26
Valero Energy Corp	767	41	Vornado Realty Trust	251	25
		$1,916	Weyerhaeuser Co	842	25

Oil & Gas Services - 1.35%					$504
Baker Hughes Inc	630	41	Retail - 5.23%
Cameron International Corp (a)	312	19	AutoNation Inc (a)	91	5
FMC Technologies Inc (a)	340	18	AutoZone Inc (a)	49	26
Halliburton Co	1,226	72	Bed Bath & Beyond Inc (a)	307	21
National Oilwell Varco Inc	617	48	Best Buy Co Inc	394	10
Schlumberger Ltd	1,884	184	CarMax Inc (a)	322	15
		$382	Chipotle Mexican Grill Inc (a)	45	26
			Coach Inc	400	20
Packaging & Containers - 0.12%			Costco Wholesale Corp	634	71
Ball Corp	202	11	CVS Caremark Corp	1,704	127
Bemis Co Inc	147	6	Darden Restaurants Inc	189	10
Owens-Illinois Inc (a)	237	8	Dollar General Corp (a)	425	24
Sealed Air Corp	283	9	Dollar Tree Inc (a)	300	16
		$34	Family Dollar Stores Inc	138	8
Pharmaceuticals - 6.32%			GameStop Corp	167	7
Abbott Laboratories	2,223	86	Gap Inc/The	382	15
			Home Depot Inc/The	2,029	160

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Telecommunications (continued)
Kohl's Corp	290	$16	Juniper Networks Inc (a)	722	$19
L Brands Inc	351	20	Motorola Solutions Inc	326	21
Lowe's Cos Inc	1,507	74	Verizon Communications Inc	5,967	284
Macy's Inc	531	31	Windstream Holdings Inc	859	7
McDonald's Corp	1,426	140			$848
Nordstrom Inc	206	13
O'Reilly Automotive Inc (a)	153	23	Textiles - 0.04%
			Mohawk Industries Inc (a)	88	12
PetSmart Inc	149	10
PVH Corp	118	15
Ross Stores Inc	310	22	Toys, Games & Hobbies - 0.10%
Staples Inc	938	11	Hasbro Inc	168	9
Starbucks Corp	1,089	80	Mattel Inc	490	20
Target Corp	911	55			$29
Tiffany & Co	159	14
TJX Cos Inc/The	1,025	62	Transportation - 1.44%
Tractor Supply Co	201	14	CH Robinson Worldwide Inc	214	11
Urban Outfitters Inc (a)	157	6	CSX Corp	1,452	42
Walgreen Co	1,260	83	Expeditors International of Washington Inc	292	12
Wal-Mart Stores Inc	2,331	178	FedEx Corp	400	53
Yum! Brands Inc	638	48	Kansas City Southern	159	16
		$1,476	Norfolk Southern Corp	446	43
			Ryder System Inc	77	6
Savings & Loans - 0.05%			Union Pacific Corp	656	123
Hudson City Bancorp Inc	685	7	United Parcel Service Inc	1,024	100
People's United Financial Inc	447	6			$406
		$13	TOTAL COMMON STOCKS		$24,650
Semiconductors - 2.48%			INVESTMENT COMPANIES - 11.41%	Shares Held	Value (000's)
Altera Corp	458	17	Publicly Traded Investment Fund - 11.41%
Analog Devices Inc	450	24	BlackRock Liquidity Funds FedFund Portfolio	3,216,869	3,217
Applied Materials Inc	1,745	36
Broadcom Corp	795	25	TOTAL INVESTMENT COMPANIES		$3,217
First Solar Inc (a)	102	7
			U.S. GOVERNMENT & GOVERNMENT	Principal
Intel Corp	7,164	185	AGENCY OBLIGATIONS - 0.71%	Amount (000's)	Value (000's)
KLA-Tencor Corp	240	16
Lam Research Corp (a)	234	13	U.S. Treasury Bill - 0.71%
Linear Technology Corp	340	16	0.07%, 05/01/2014(c),(d)	$200	$200
LSI Corp	804	9
Microchip Technology Inc	287	14	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Micron Technology Inc (a)	1,529	36	OBLIGATIONS		$200
NVIDIA Corp	799	14	TOTAL PURCHASED OPTIONS - 0.33%		$95
Qualcomm Inc	2,437	192	Total Investments		$28,162
Texas Instruments Inc	1,562	74	Other Assets in Excess of Liabilities, Net - 0.14%		$39
Xilinx Inc	384	21	TOTAL NET ASSETS - 100.00%		$28,201
		$699

Software - 3.38%			(a) Non-Income Producing Security
Adobe Systems Inc (a)	669	44	(b)	Security or a portion of the security was pledged to cover margin
Akamai Technologies Inc (a)	257	15	requirements for futures contracts. At the end of the period, the value of
Autodesk Inc (a)	327	16	these securities totaled $311 or 1.10% of net assets.
CA Inc	465	15	(c)	Rate shown is the discount rate of the original purchase.
Cerner Corp (a)	426	24	(d)	Security or a portion of the security was pledged to cover margin
Citrix Systems Inc (a)	265	15	requirements for options contracts. At the end of the period, the value of
Dun & Bradstreet Corp/The	54	5	these securities totaled $200 or 0.71% of net assets.
Electronic Arts Inc (a)	446	13
Fidelity National Information Services Inc	419	22
Fiserv Inc (a)	367	21
Intuit Inc	408	32
Microsoft Corp (b)	10,884	446
Oracle Corp	4,990	204
Paychex Inc	467	20
Red Hat Inc (a)	273	15
Salesforce.com Inc (a)	809	46
		$953

Telecommunications - 3.01%
AT&T Inc	7,502	263
CenturyLink Inc	833	27
Cisco Systems Inc	7,422	166
Corning Inc	2,006	42
Frontier Communications Corp	1,440	8
Harris Corp	154	11

See accompanying notes.

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
March 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18.77%
Financial		14.30%
Exchange Traded Funds		13.56%
Technology		10.74%
Communications		10.06%
Industrial		9.15%
Energy		8.65%
Consumer, Cyclical		8.11%
Basic Materials		2.82%
Utilities		2.62%
Government		0.71%
Purchased Options		0.33%
Diversified		0.04%
Other Assets in Excess of Liabilities, Net		0.14%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014		Long	21	$1,950	$1,958	$8
Total						$8

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$1,850.00	04/07/2014	5	$8	$13	$5
Call - S&P 500 Index	$1,900.00	04/21/2014	30	28	19	(9)
Put - S&P 500 Index	$1,850.00	04/21/2014	55	103	63	(40)
Total				$139	$95	$(44)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$1,870.00	04/07/2014	5	$(3)	$(5)	$(2)
Call - S&P 500 Index	$1,940.00	04/21/2014	30	(5)	(2)	3
Put - S&P 500 Index	$1,810.00	04/21/2014	55	(56)	(29)	27
Total				$(64)	$(36)	$28

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2014 (unaudited)

COMMON STOCKS - 99.68%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 4.26%				Food - 2.57%
Alliant Techsystems Inc	21,617	$3,073		Kroger Co/The	60,146	$2,625
Boeing Co/The	12,490	1,567		Tyson Foods Inc	39,662	1,746
Raytheon Co	26,313	2,600				$4,371

		$7,240		Gas - 0.70%
Apparel - 0.59%				Vectren Corp	29,987	1,181
Deckers Outdoor Corp (a)	12,616	1,006

				Healthcare - Products - 0.93%
Automobile Manufacturers - 0.68%				St Jude Medical Inc	24,038	1,572
Oshkosh Corp	19,706	1,160

				Healthcare - Services - 2.35%
Automobile Parts & Equipment - 1.49%				Aetna Inc	33,801	2,534
Lear Corp	14,515	1,215		HCA Holdings Inc (a)	27,967	1,468
WABCO Holdings Inc (a)	12,397	1,309				$4,002

		$2,524		Insurance - 7.36%
Banks - 16.64%				Hartford Financial Services Group Inc/The	72,732	2,565
Fifth Third Bancorp	184,386	4,232		Lincoln National Corp	54,487	2,761
Goldman Sachs Group Inc/The	28,113	4,606		Protective Life Corp	37,493	1,972
JP Morgan Chase & Co	87,833	5,332		Prudential Financial Inc	41,647	3,525
KeyCorp	210,716	3,001		StanCorp Financial Group Inc	25,174	1,682
PNC Financial Services Group Inc/The	5,880	511				$12,505
Regions Financial Corp	253,257	2,814		Lodging - 1.08%
Wells Fargo & Co	156,610	7,790		MGM Resorts International (a)	70,635	1,827
		$28,286

Biotechnology - 0.90%
Gilead Sciences Inc (a)	21,651	1,534		Media - 1.81%
				Comcast Corp - Class A	61,643	3,083

Chemicals - 1.03%
LyondellBasell Industries NV	19,738	1,756		Miscellaneous Manufacturing - 1.01%
				General Electric Co	66,053	1,710

Commercial Services - 2.15%
Manpowergroup Inc	29,435	2,320		Oil & Gas - 13.73%
Quanta Services Inc (a)	36,127	1,333		Chevron Corp	10,805	1,285
				Cimarex Energy Co	23,538	2,804
		$3,653		ConocoPhillips	73,170	5,148
Computers - 5.50%				EOG Resources Inc	18,480	3,625
Apple Inc	5,738	3,080		Exxon Mobil Corp	48,283	4,716
Hewlett-Packard Co	22,066	714		Marathon Petroleum Corp	10,421	907
SanDisk Corp	22,572	1,833		Patterson-UTI Energy Inc	60,612	1,920
Western Digital Corp	40,569	3,725		Valero Energy Corp	24,144	1,282
		$9,352		Whiting Petroleum Corp (a)	23,799	1,651
						$23,338
Consumer Products - 1.13%
Avery Dennison Corp	37,893	1,920		Oil & Gas Services - 0.52%
				Superior Energy Services Inc	28,848	887

Cosmetics & Personal Care - 0.27%
Procter & Gamble Co/The	5,789	467		Packaging & Containers - 0.84%
				Packaging Corp of America	20,238	1,424

Diversified Financial Services - 5.74%
Ameriprise Financial Inc	19,340	2,129		Pharmaceuticals - 10.81%
Discover Financial Services	63,295	3,683		AbbVie Inc	59,936	3,081
Santander Consumer USA Holdings Inc (a)	55,716	1,342		Cardinal Health Inc	53,080	3,714
Waddell & Reed Financial Inc	35,243	2,594		Johnson & Johnson	49,658	4,878
		$9,748		Omnicare Inc	28,440	1,697
				Pfizer Inc	155,512	4,995
Electric - 4.95%						$18,365
DTE Energy Co	32,570	2,420
Edison International	41,369	2,342		REITS - 0.72%
Great Plains Energy Inc	33,967	918		Extra Space Storage Inc	25,379	1,231
Public Service Enterprise Group Inc	71,586	2,730
		$8,410		Retail - 3.72%
Electrical Components & Equipment - 0.43%				Best Buy Co Inc	51,258	1,354
Energizer Holdings Inc	7,285	734		Rite Aid Corp (a)	204,044	1,279
				Wal-Mart Stores Inc (b)	31,388	2,399
				Wendy's Co/The	142,184	1,297
Engineering & Construction - 0.31%						$6,329
AECOM Technology Corp (a)	16,299	524

See accompanying notes.

Schedule of Investments
LargeCap Value Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Semiconductors - 0.86%
Marvell Technology Group Ltd	92,949	$1,464

Software - 2.57%
Activision Blizzard Inc	91,038	1,861
CA Inc	45,961	1,424
Electronic Arts Inc (a)	37,482	1,087
		$4,372

Telecommunications - 0.45%
AT&T Inc	21,789	764

Transportation - 1.58%
Norfolk Southern Corp	27,585	2,680

TOTAL COMMON STOCKS		$169,419
INVESTMENT COMPANIES - 0.37%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 0.37%
BlackRock Liquidity Funds FedFund Portfolio	622,661	623

TOTAL INVESTMENT COMPANIES		$623
Total Investments		$170,042
Liabilities in Excess of Other Assets, Net - (0.05)%		$(79)
TOTAL NET ASSETS - 100.00%		$169,963

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $696 or 0.41% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.46%
Consumer, Non-cyclical		21.12%
Energy		14.25%
Technology		8.93%
Industrial		8.43%
Consumer, Cyclical		7.55%
Utilities		5.65%
Communications		2.26%
Basic Materials		1.03%
Exchange Traded Funds		0.37%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	3	$279		$280	$1
Total						$1

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
MidCap Account
March 31, 2014 (unaudited)

COMMON STOCKS - 99.94%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.26%				Healthcare - Services - 1.42%
Lamar Advertising Co (a)	159,957	$8,156		Laboratory Corp of America Holdings (a)	93,914	$9,223

Aerospace & Defense - 0.61%				Holding Companies - Diversified - 1.46%
Rockwell Collins Inc	50,000	3,983		Leucadia National Corp	337,121	9,439

Banks - 2.22%				Insurance - 12.09%
BankUnited Inc	42,347	1,473		Alleghany Corp (a)	8,096	3,298
CIT Group Inc	112,122	5,496		Aon PLC	129,385	10,905
M&T Bank Corp	61,412	7,449		Arch Capital Group Ltd (a)	60,338	3,472
		$14,418		Brown & Brown Inc	275,009	8,459
				Fidelity National Financial Inc	194,575	6,117
Beverages - 0.12%				Loews Corp	304,465	13,412
Beam Inc	9,661	805		Markel Corp (a)	27,867	16,611
				Progressive Corp/The	256,926	6,223
Building Materials - 1.16%				White Mountains Insurance Group Ltd	9,648	5,788
Martin Marietta Materials Inc	58,739	7,539		Willis Group Holdings PLC	94,762	4,182
						$78,467

Chemicals - 4.45%				Internet - 4.76%
Air Products & Chemicals Inc	93,727	11,157		Liberty Interactive Corp (a)	469,037	13,541
Airgas Inc	70,350	7,493		Liberty Ventures (a)	38,945	5,076
Ashland Inc	71,036	7,067		VeriSign Inc (a)	228,077	12,295
Ecolab Inc	29,482	3,184				$30,912

		$28,901		Lodging - 1.27%
Commercial Services - 6.50%				Wyndham Worldwide Corp	43,350	3,174
Ascent Capital Group Inc (a)	45,773	3,458		Wynn Resorts Ltd	22,906	5,089
KAR Auction Services Inc	249,118	7,561				$8,263
Live Nation Entertainment Inc (a)	216,484	4,708
Macquarie Infrastructure Co LLC	75,663	4,333		Media - 6.91%
				Discovery Communications Inc - C Shares (a)	134,300	10,349
McGraw Hill Financial Inc	69,683	5,317		FactSet Research Systems Inc	27,339	2,947
Moody's Corp	129,327	10,258		Liberty Global PLC - A Shares (a)	102,216	4,252
Robert Half International Inc	73,129	3,068		Liberty Global PLC - C Shares (a)	230,912	9,401
Verisk Analytics Inc (a)	57,939	3,474
				Liberty Media Corp (a)	127,187	16,627
		$42,177		Tribune Co (a)	15,906	1,267
Computers - 0.81%						$44,843
MICROS Systems Inc (a)	99,768	5,281
				Mining - 0.23%
				Franco-Nevada Corp	32,019	1,471
Distribution & Wholesale - 1.83%
Fastenal Co	116,605	5,751
HD Supply Holdings Inc (a)	38,226	1,000		Miscellaneous Manufacturing - 1.09%
				Colfax Corp (a)	66,490	4,743
WW Grainger Inc	20,285	5,125
		$11,876		Donaldson Co Inc	54,369	2,305
						$7,048
Diversified Financial Services - 2.64%
Charles Schwab Corp/The	276,814	7,565		Oil & Gas - 3.41%
LPL Financial Holdings Inc	102,534	5,387		Cimarex Energy Co	56,029	6,674
SLM Corp	169,194	4,142		EOG Resources Inc	43,020	8,439
		$17,094		Hess Corp	84,915	7,038
						$22,151
Electric - 1.43%
Brookfield Infrastructure Partners LP	138,410	5,460		Pharmaceuticals - 3.32%
Brookfield Renewable Energy Partners LP/CA	24,217	706		Mead Johnson Nutrition Co	85,677	7,123
Calpine Corp (a)	147,186	3,078		Valeant Pharmaceuticals International Inc (a)	109,478	14,433
		$9,244				$21,556

Electronics - 2.91%				Pipelines - 3.32%
Gentex Corp/MI	182,270	5,747		Kinder Morgan Inc/DE	265,750	8,634
Sensata Technologies Holding NV (a)	124,516	5,310		Kinder Morgan Inc/DE - Warrants (a)	90,199	160
Tyco International Ltd	183,780	7,792		Williams Cos Inc/The	314,683	12,770
		$18,849				$21,564

Gas - 0.38%				Private Equity - 0.65%
National Fuel Gas Co	35,197	2,465		Onex Corp	75,550	4,207

Healthcare - Products - 3.29%				Real Estate - 6.22%
Becton Dickinson and Co	59,858	7,008		Brookfield Asset Management Inc	577,367	23,585
CR Bard Inc	59,226	8,765		Brookfield Property Partners LP	33,040	618
				CBRE Group Inc (a)	224,663	6,163
DENTSPLY International Inc	120,965	5,569		Forest City Enterprises Inc (a)	305,259	5,831
		$21,342

See accompanying notes.

Schedule of Investments MidCap Account March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Real Estate (continued)
Howard Hughes Corp/The (a)	29,363	$4,190
		$40,387

REITS - 2.05%
Crown Castle International Corp	144,857	10,687
General Growth Properties Inc	119,484	2,629
		$13,316

Retail - 12.49%
AutoZone Inc (a)	19,768	10,618
Burger King Worldwide Inc	331,885	8,812
CarMax Inc (a)	143,854	6,732
Copart Inc (a)	232,507	8,461
Dollar General Corp (a)	136,921	7,596
O'Reilly Automotive Inc (a)	150,421	22,321
TJX Cos Inc/The	271,903	16,491
		$81,031

Semiconductors - 1.58%
Microchip Technology Inc	214,073	10,224

Software - 3.28%
Fidelity National Information Services Inc	183,360	9,801
Intuit Inc	114,588	8,907
MSCI Inc (a)	59,536	2,561
		$21,269

Telecommunications - 3.21%
EchoStar Corp (a)	102,314	4,866
Motorola Solutions Inc	169,842	10,919
SBA Communications Corp (a)	55,588	5,056
		$20,841

Textiles - 1.14%
Mohawk Industries Inc (a)	54,464	7,406

Transportation - 0.43%
Expeditors International of Washington Inc	69,839	2,768

TOTAL COMMON STOCKS		$648,516
INVESTMENT COMPANIES - 0.10%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.10%
BlackRock Liquidity Funds FedFund Portfolio	658,138	658

TOTAL INVESTMENT COMPANIES		$658
Total Investments		$649,174
Liabilities in Excess of Other Assets, Net - (0.04)%		$(288)
TOTAL NET ASSETS - 100.00%		$648,886

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.87%
Consumer, Cyclical		16.73%
Communications		16.14%
Consumer, Non-cyclical		14.65%
Energy		6.73%
Industrial		6.20%
Technology		5.67%
Basic Materials		4.68%
Utilities		1.81%
Diversified		1.46%
Exchange Traded Funds		0.10%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 5.20%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 5.20%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds TempFund	5,310,000	$5,310		Other Asset Backed Securities (continued)
Portfolio				GE Equipment Small Ticket LLC Series 2013-1
DWS Money Market Series	3,880,000	3,880
STIT - Liquid Assets Portfolio	5,120,000	5,120		0.23%, 08/25/2014(a),(b)	$366	$366
		$14,310		GE Equipment Transportation LLC Series
TOTAL INVESTMENT COMPANIES		$14,310		2013-2
	Principal			0.26%, 10/24/2014(a)	667	667
BONDS- 10.39%	Amount (000's)	Value(000	's)	GreatAmerica Leasing Receivables
				0.25%, 03/15/2015(a),(b)	1,344	1,344
Automobile Asset Backed Securities - 4.97%				John Deere Owner Trust 2013-B
Ally Auto Receivables Trust/Lease				0.25%, 09/26/2014(a)	279	279
0.21%, 03/20/2015(a)	$2,300	$2,300		MMAF Equipment Finance LLC 2013-A
AmeriCredit Automobile Receivables Trust				0.28%, 09/05/2014(a),(b)	179	179
2013-5				Volvo Financial Equipment LLC
0.25%, 12/05/2014(a)	549	549		0.21%, 03/16/2015(b)	1,800	1,800
BMW Vehicle Owner Trust 2013-A						$7,094
0.23%, 10/27/2014(a)	277	277
Chrysler Capital Auto Receivables Trust				TOTAL BONDS		$28,589
0.20%, 03/16/2015 (a),(b)	2,100	2,100			Principal
Chrysler Capital Auto Receivables Trust 2013-				MUNICIPAL BONDS - 8.81%	Amount (000's)	Value(000	's)
A				California - 0.27%
0.29%, 11/17/2014(a),(b)	301	301		California Statewide Communities
Enterprise Fleet Financing LLC				Development Authority (credit support from
0.29%, 08/20/2014(a),(b)	306	306		Fannie Mae)
Fifth Third Auto Trust 2014-1				0.13%, 04/07/2014(d)	$750	$750
0.20%, 03/16/2015(a)	1,132	1,132
Ford Credit Auto Lease Trust 2013-B
0.26%, 11/15/2014(b)	382	382		Colorado - 0.94%
Ford Credit Auto Owner Trust 2013-D				City of Colorado Springs CO Utilities System
0.24%, 12/15/2014 (b)	222	222		Revenue (credit support from Bank of
				America)
Hyundai Auto Lease Securitization Trust				0.15%, 04/07/2014(d)	1,600	1,600
0.20%, 03/16/2015(a),(b)	1,900	1,900
Hyundai Auto Receivables Trust 2014-A				Colorado Housing & Finance
0.20%, 02/17/2015(a)	1,134	1,134		Authority (credit support from Federal Home
				Loan Bank)
M&T Bank Auto Receivables Trust 2013-1				0.09%, 04/07/2014(a),(d)	1,000	1,000
0.25%, 09/15/2014(a),(b)	273	273
Porsche Innovative Lease Owner Trust 2013-						$2,600
1				Illinois - 0.11%
0.23%, 11/24/2014(a),(b)	391	391		Memorial Health System/IL (credit support
Santander Drive Auto Receivables Trust 2013-				from JP Morgan Chase & Co)
5				0.08%, 04/07/2014(d)	300	300
0.26%, 11/17/2014	208	208
Volkswagen Auto Lease Trust 2014-A
0.20%, 02/20/2015(a)	1,862	1,862		Indiana - 0.15%
World Omni Auto Receivables Trust 2013-B				Ball State University Foundation Inc (credit
0.24%, 11/17/2014(a)	358	358		support from US Bank)
				0.10%, 04/01/2014(d)	400	400
		$13,695
Banks- 1.38%
JP Morgan Chase Bank NA				Iowa- 0.25%
0.42%, 12/21/2014(a)	2,000	2,000		Iowa Finance Authority (credit support from
Wells Fargo Bank NA				FHLB 100%, Fannie Mae 78.25% and Ginnie
0.33%, 04/22/2015(a)	1,800	1,800		Mae 21.75%)
				0.10%, 04/07/2014(d)	700	700
		$3,800

Diversified Financial Services - 0.73%				Minnesota - 0.58%
MetLife Inc				Minnesota Housing Finance Agency (credit
0.34%, 08/15/2014(a),(c)	2,000	2,000
				support from State Street Bank & Trust)
				0.15%, 04/07/2014(d)	1,600	1,600
Insurance - 0.73%
New York Life Global				New Mexico - 0.44%
0.23%, 07/25/2014(a),(c)	2,000	2,000
				Village of Los Lunas NM (credit support from
				Wells Fargo)
Other Asset Backed Securities - 2.58%				0.20%, 04/07/2014(d)	1,200	1,200
CIT Equipment Collateral 2013-VT1
0.30%, 11/20/2014(b)	735	735
CNH Equipment Trust 2014-A				New York - 4.05%
0.20%, 02/17/2015 (a)	1,216	1,216		Housing Development Corp/NY (credit
				support from Fannie Mae)
GE Equipment Midticket LLC Series 2013-1				0.08%, 04/07/2014(d)	2,350	2,350
0.23%, 09/22/2014(a)	509	508

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

New York (continued)				Banks (continued)
Housing Development Corp/NY (credit				Bank of Tokyo-Mitsubishi UFJ Ltd/New York
support from Freddie Mac)				NY (continued)
0.08%, 04/07/2014(d)	$1,420	$1,420		0.19%, 04/17/2014	$2,000	$2,000
Housing Development Corp/NY (credit				0.19%, 06/26/2014	2,000	1,999
support from Landesbank Hessen Thueringen)				Barclays Bank PLC
0.12%, 04/07/2014(d)	1,900	1,900		0.20%, 04/09/2014(e)	1,500	1,500
New York State Housing Finance				Credit Suisse/New York NY
Agency (credit support from Fannie Mae)				0.21%, 04/03/2014	2,000	2,000
0.08%, 04/07/2014(d)	900	900		0.21%, 04/04/2014	2,000	2,000
0.12%, 04/07/2014(d)	1,560	1,560		0.21%, 04/23/2014	1,500	1,500
0.20%, 04/07/2014(d)	1,700	1,700		Deutsche Bank Financial LLC (credit support
New York State Housing Finance				from Deutsche Bank AG)
Agency (credit support from Freddie Mac)				0.08%, 04/01/2014(d)	4,000	4,000
0.08%, 04/07/2014(d)	1,300	1,300		DNB Bank ASA
		$11,130		0.19%, 07/11/2014(b),(e)	2,000	1,999
				HSBC USA Inc
North Carolina - 0.42%				0.24%, 09/15/2014	2,000	1,998
City of Raleigh NC (credit support from				Manhattan Asset Funding Co LLC
Wachovia Bank NA)				0.14%, 04/04/2014(b)	2,400	2,400
0.15%, 04/07/2014(d)	840	840		0.16%, 04/03/2014(b)	2,200	2,200
Rowan County Industrial Facilities & Pollution				0.16%, 04/09/2014(b)	2,000	2,000
Control Financing Authority (credit support				Mizuho Funding LLC (credit support from
from Wells Fargo)				Mizuho Corp Bank Ltd)
0.20%, 04/07/2014(d)	330	330		0.20%, 05/27/2014(b),(d)	2,000	1,999
Ohio- 0.36%		$1,170		0.21%, 04/21/2014(b),(d)	1,900	1,900
				Nordea Bank AB
Ohio Higher Educational Facility				0.19%, 04/09/2014 (b),(e)	1,900	1,900
Commission (credit support from US Bank)				0.19%, 04/28/2014(b),(e)	2,000	1,999
0.13%, 04/07/2014(d)	1,000	1,000		Oversea-Chinese Banking Corp Ltd
				0.19%, 04/07/2014(e)	1,500	1,500
				0.20%, 07/07/2014(e)	2,000	1,999
Pennsylvania - 0.28%				0.21%, 04/10/2014(e)	2,000	2,000
Luzerne County Industrial Development				Skandinaviska Enskilda Banken AB
Authority (credit support from Wells Fargo)				0.18%, 07/16/2014(b),(e)	2,100	2,099
0.20%, 04/07/2014(d)	770	770		0.20%, 04/01/2014(b),(e)	1,200	1,200
				Societe Generale North America Inc (credit
Rhode Island - 0.22%				support from Societe Generale)
Rhode Island Student Loan Authority (credit				0.16%, 04/03/2014(d)	2,000	2,000
support from State Street Bank & Trust)				Standard Chartered Bank/New York
0.11%, 04/07/2014(d)	600	600		0.15%, 04/29/2014(b)	2,000	2,000
				0.16%, 04/11/2014(b)	1,500	1,500
				Sumitomo Mitsui Banking Corp
Texas- 0.58%				0.20%, 05/12/2014(b),(e)	2,000	1,999
South Central Texas Industrial Development				0.21%, 04/21/2014(b),(e)	1,500	1,500
Corp (credit support from JP Morgan Chase &				0.22%, 08/06/2014(b),(e)	1,900	1,898
Co)				UBS Finance Delaware LLC (credit support
0.10%, 04/07/2014(d)	1,600	1,600		from UBS AG)
				0.20%, 05/19/2014(d)	2,200	2,199
Washington - 0.16%				Union Bank NA
Washington State Housing Finance				0.03%, 04/07/2014	2,000	2,000
Commission (credit support from Bank of				0.20%, 04/23/2014	2,000	2,000
America)				United Overseas Bank Ltd
0.16%, 04/07/2014(d)	445	445		0.17%, 05/21/2014(b),(e)	2,000	1,999
				0.18%, 06/17/2014(b),(e)	2,100	2,099
TOTAL MUNICIPAL BONDS		$24,265		Wells Fargo & Co
	Principal			0.12%, 04/08/2014	2,200	2,200
COMMERCIAL PAPER - 70.08%	Amount (000's)	Value(000	's)	0.18%, 08/01/2014	2,000	1,999
						$71,885
Automobile Manufacturers - 1.56%
Toyota Motor Credit Corp				Beverages - 1.45%
0.10%, 05/28/2014	2,000	2,000		Brown-Forman Corp
0.22%, 05/20/2014	$2,300	$2,299		0.09%, 04/11/2014 (b)	2,000	2,000
				0.10%, 04/04/2014(b)	2,000	2,000
		$4,299
						$4,000
Banks- 26.11%
Bank of Nova Scotia/New York
0.18%, 04/02/2014	2,300	2,300
Bank of Tokyo-Mitsubishi UFJ Ltd/New York
NY
0.19%, 04/16/2014	2,000	2,000

See accompanying notes.

Schedule of Investments
Money Market Account
March 31, 2014 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Consumer Products - 0.54%				Diversified Financial Services (continued)
Reckitt Benckiser Treasury Services				Sheffield Receivables Corp (continued)
PLC (credit support from Reckitt Benckiser				0.20%, 07/02/2014(b)	$1,900	$1,899
Group)						$72,750
0.19%, 05/21/2014(b),(d)	$1,500	$1,499
				Electric - 4.65%
				GDF Suez
Diversified Financial Services - 26.42%				0.14%, 06/03/2014(b)	1,300	1,300
Alpine Securitization Corp				0.16%, 05/29/2014(b)	2,000	1,999
0.18%, 04/22/2014(b)	1,600	1,600		0.17%, 04/15/2014(b)	1,500	1,500
0.18%, 06/02/2014(b)	1,875	1,874		0.17%, 07/01/2014(b)	2,000	1,999
0.18%, 06/24/2014(b)	2,000	1,999		Oglethorpe Power Corp
AXA Financial Inc (credit support from AXA				0.12%, 04/21/2014(b)	2,000	2,000
SA)				0.15%, 04/30/2014(b)	2,000	2,000
0.15%, 04/01/2014(b),(d)	790	790		Southern Co Funding Corp
BNP Paribas Finance Inc (credit support from				0.15%, 04/24/2014(b)	2,000	2,000
BNP Paribas)						$12,798
0.20%, 05/06/2014(d)	1,500	1,500
0.23%, 06/02/2014(d)	2,200	2,199		Insurance - 1.42%
CAFCO LLC				Prudential Funding LLC (credit support from
0.15%, 05/22/2014(b)	2,100	2,099		Prudential Financial Inc)
Collateralized Commercial Paper Co LLC				0.05%, 04/01/2014(d)	2,000	2,000
0.16%, 05/06/2014	1,500	1,500		Prudential PLC
0.17%, 05/27/2014	2,000	1,999		0.15%, 05/14/2014(b)	1,900	1,900
0.20%, 06/05/2014	1,900	1,899				$3,900
0.23%, 08/18/2014	1,200	1,199		Machinery - Diversified - 0.73%
CRC Funding LLC				John Deere Bank SA (credit support from
0.18%, 05/13/2014(b)	2,200	2,199
				Deere Capital Corp)
Dealer Capital Access Trust Inc				0.09%, 05/02/2014(b),(d)	2,020	2,020
0.20%, 04/01/2014	2,000	2,000
0.20%, 04/02/2014	2,000	2,000
0.20%, 04/23/2014	2,500	2,500		Oil & Gas - 2.00%
Fairway Finance LLC				Exxon Mobil Corp
0.07%, 04/01/2014(b)	2,100	2,100		0.04%, 04/01/2014	5,500	5,500
0.14%, 05/23/2014(b)	2,000	2,000
0.17%, 04/25/2014(b)	2,200	2,200
				Pipelines - 0.73%
Gemini Securitization Corp LLC				Questar Corp
0.22%, 06/09/2014(b)	2,000	1,999		0.10%, 04/28/2014(b)	2,000	2,000
0.23%, 06/25/2014(b)	2,000	1,999
Gotham Funding Corp
0.15%, 04/21/2014(b)	1,500	1,500		Retail - 2.00%
0.16%, 04/11/2014(b)	1,800	1,800		Army and Air Force Exchange Service
0.16%, 05/13/2014(b)	2,000	2,000		0.06%, 04/01/2014(b)	5,500	5,500
0.17%, 04/01/2014(b)	1,400	1,400
ING US Funding LLC (credit support from				Telecommunications - 2.47%
ING Bank)				Telstra Corp Ltd
0.20%, 05/01/2014(d)	2,100	2,100		0.17%, 04/28/2014(b)	2,000	2,000
0.21%, 05/19/2014(d)	2,000	1,999		0.17%, 05/02/2014(b)	1,700	1,700
JP Morgan Securities LLC				0.17%, 05/05/2014(b)	1,700	1,699
0.27%, 05/19/2014(b)	1,300	1,299		0.17%, 05/09/2014(b)	1,400	1,400
Liberty Street Funding LLC						$6,799
0.13%, 04/10/2014(b)	1,100	1,100
0.17%, 04/14/2014(b)	2,400	2,400		TOTAL COMMERCIAL PAPER		$192,950
0.17%, 05/15/2014(b)	2,000	2,000			Principal
National Rural Utilities Cooperative Finance				CERTIFICATE OF DEPOSIT - 2.94%	Amount (000's)	Value(000	's)
Corp				Banks- 2.94%
0.09%, 05/12/2014	2,100	2,100		Bank of America NA
Nieuw Amsterdam Receivables Corp				0.15%, 05/13/2014	2,400	2,400
0.12%, 05/09/2014(b)	2,000	2,000		0.21%, 05/16/2014	2,300	2,300
0.16%, 04/01/2014(b)	2,100	2,100		Bank of Nova Scotia/Houston
0.16%, 05/14/2014(b)	1,800	1,800		0.34%, 04/10/2015(a),(e)	1,400	1,400
Rabobank USA Financial Corp (credit support				Citibank NA
from Rabobank Nederland)				0.18%, 06/19/2014	2,000	2,000
0.24%, 04/22/2014(d)	2,000	2,000				$8,100
River Fuel Funding Co #3 Inc (credit support				TOTAL CERTIFICATE OF DEPOSIT		$8,100
from Bank of Nova Scotia)
0.17%, 04/30/2014(b),(d)	1,500	1,500
Sheffield Receivables Corp
0.18%, 05/21/2014(b)	2,000	1,999
0.20%, 05/28/2014(b)	2,100	2,099

See accompanying notes.

Schedule of Investments Money Market Account March 31, 2014 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 2.47% Amount (000's)		Value (000's)

Banks - 2.47%
Deutsche Bank Repurchase Agreement; 0.08% $	6,800	$6,800
dated 03/31/2014 maturing 04/01/2014
(collateralized by US Government
Securities; $6,936,000; 0.00% - 5.00%;
dated 07/15/14 - 12/11/25)

TOTAL REPURCHASE AGREEMENTS		$6,800
Total Investments		$275,014
Other Assets in Excess of Liabilities, Net - 0.11%		$313
TOTAL NET ASSETS - 100.00%		$275,327

(a) Variable Rate. Rate shown is in effect at March 31, 2014.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $127,261 or 46.22% of net assets.
(c) Security is Illiquid
(d)		Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector		Percent
Financial		62.20%
Insured		8.81%
Asset Backed Securities		7.55%
Exchange Traded Funds		5.20%
Utilities		4.65%
Consumer, Cyclical		3.56%
Energy		2.73%
Communications		2.47%
Consumer, Non-cyclical		1.99%
Industrial		0.73%
Other Assets in Excess of Liabilities, Net		0.11%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2014 (unaudited)

COMMON STOCKS - 97.86%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.18%			Consumer Products - 1.37%
Boeing Co/The	3,769	$473	Kimberly-Clark Corp	1,502	$166
Northrop Grumman Corp	1,510	186	Tupperware Brands Corp	2,344	196
Teledyne Technologies Inc (a)	1,762	172	WD-40 Co	2,070	160
		$831			$522

Airlines - 0.70%			Cosmetics & Personal Care - 0.80%
Alaska Air Group Inc	2,230	208	Procter & Gamble Co/The	3,784	305
Cathay Pacific Airways Ltd ADR	6,533	60

		$268	Distribution & Wholesale - 0.51%
Apparel - 1.57%			Pool Corp	3,155	193
Nike Inc	7,223	533
Ralph Lauren Corp	403	65	Diversified Financial Services - 3.27%
		$598	Ameriprise Financial Inc	1,361	150
Automobile Manufacturers - 1.12%			Charles Schwab Corp/The	15,786	431
Nissan Motor Co Ltd ADR	2,166	39	Franklin Resources Inc	8,783	476
PACCAR Inc	5,736	387	T Rowe Price Group Inc	2,315	191
		$426			$1,248

Automobile Parts & Equipment - 1.31%			Electric - 1.01%
Autoliv Inc	1,830	184	Duke Energy Corp	1,975	140
Johnson Controls Inc	6,687	316	Edison International	3,128	177
		$500	Xcel Energy Inc	2,197	67
					$384
Banks - 7.32%
City National Corp/CA	2,139	168	Electronics - 2.22%
East West Bancorp Inc	5,036	184	FEI Co	1,241	128
Goldman Sachs Group Inc/The	1,043	171	FLIR Systems Inc	1,780	64
JP Morgan Chase & Co	7,894	479	Thermo Fisher Scientific Inc	2,079	250
PNC Financial Services Group Inc/The	2,210	192	Trimble Navigation Ltd (a)	4,348	169
State Street Corp	2,615	182	Waters Corp (a)	2,173	235
SVB Financial Group (a)	1,925	248			$846
US Bancorp/MN	9,132	391	Engineering & Construction - 0.81%
Wells Fargo & Co	15,575	775	Granite Construction Inc	2,414	97
		$2,790	Jacobs Engineering Group Inc (a)	3,342	212
Beverages - 1.77%					$309
AMBEV SA ADR	11,005	82	Environmental Control - 0.60%
Brown-Forman Corp	2,078	186	Darling International Inc (a)	2,120	43
Coca-Cola Co/The	5,928	229	Energy Recovery Inc (a)	1,377	7
Coca-Cola HBC AG ADR	1,407	35	Waste Connections Inc	4,108	180
PepsiCo Inc	1,691	141			$230
		$673
Biotechnology - 1.04%			Food - 2.06%
Gilead Sciences Inc (a)	5,608	397	Dairy Farm International Holdings Ltd ADR	3,059	149
			General Mills Inc	4,343	225
			Kroger Co/The	6,312	275
Building Materials - 0.51%			McCormick & Co Inc/MD	1,900	136
Apogee Enterprises Inc	4,048	135			$785

Simpson Manufacturing Co Inc	1,681	59	Gas - 1.61%
		$194	Sempra Energy	6,337	613
Chemicals - 3.13%
Axiall Corp	2,143	96	Healthcare - Products - 1.73%
EI du Pont de Nemours & Co	4,020	270	Becton Dickinson and Co	1,901	223
FMC Corp	2,657	203	Edwards Lifesciences Corp (a)	813	60
International Flavors & Fragrances Inc	2,451	235	Medtronic Inc	1,697	105
PPG Industries Inc	1,075	208	Techne Corp	1,469	125
Sigma-Aldrich Corp	1,927	180	Varian Medical Systems Inc (a)	1,752	147
		$1,192			$660

Commercial Services - 1.35%			Healthcare - Services - 1.13%
Hertz Global Holdings Inc (a)	9,750	260	DaVita HealthCare Partners Inc (a)	3,159	218
Robert Half International Inc	2,455	103	Universal Health Services Inc	2,598	213
TrueBlue Inc (a)	5,162	151
		$514			$431
			Insurance - 2.82%
Computers - 4.78%			ACE Ltd	2,371	235
Apple Inc	1,898	1,019	Fidelity National Financial Inc	4,975	156
EMC Corp/MA	10,857	298	HCC Insurance Holdings Inc	6,090	277
International Business Machines Corp	2,158	415	MetLife Inc	2,910	154
Teradata Corp (a)	1,866	92
			StanCorp Financial Group Inc	887	59
		$1,824

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	6,265	$196	Teva Pharmaceutical Industries Ltd ADR	2,304	$122
		$1,077	VCA Antech Inc (a)	3,317	107

Internet - 2.98%					$2,479
Amazon.com Inc (a)	943	317	REITS - 2.78%
eBay Inc (a)	4,812	266	Alexandria Real Estate Equities Inc	2,793	203
Google Inc (a)	497	554	Annaly Capital Management Inc	2,520	28
		$1,137	Essex Property Trust Inc	828	141
			HCP Inc	5,188	201
Iron & Steel - 1.00%			Plum Creek Timber Co Inc	1,796	75
Reliance Steel & Aluminum Co	3,224	228	Sabra Health Care REIT Inc	2,697	75
Schnitzer Steel Industries Inc	5,333	154	Ventas Inc	1,736	105
		$382	Weyerhaeuser Co	7,948	233
Leisure Products & Services - 0.57%					$1,061
Carnival Corp	2,600	98	Retail - 5.53%
Harley-Davidson Inc	1,814	121	Copart Inc (a)	6,581	240
		$219	Costco Wholesale Corp	5,068	566
Lodging - 0.11%			CVS Caremark Corp	3,705	277
Red Lion Hotels Corp (a)	6,787	40	Home Depot Inc/The	2,634	208
			Nordstrom Inc	5,987	374
			Starbucks Corp	6,033	443
Machinery - Construction & Mining - 0.28%					$2,108
Caterpillar Inc	1,062	106
			Savings & Loans - 0.66%

Machinery - Diversified - 0.94%			Washington Federal Inc	10,875	253
AGCO Corp	1,086	60
Deere & Co	3,294	299	Semiconductors - 3.64%
		$359	Altera Corp	4,293	156
			Applied Materials Inc	8,948	183
Media - 2.30%			Avago Technologies Ltd	2,683	173
Viacom Inc	3,539	301	Intel Corp	8,484	219
Walt Disney Co/The	7,193	576	Lam Research Corp (a)	3,226	177
		$877	Microchip Technology Inc	5,530	264
Metal Fabrication & Hardware - 0.62%			Qualcomm Inc	2,754	217
Precision Castparts Corp	928	235			$1,389
			Software - 5.94%
Mining - 0.44%			Actuate Corp (a)	6,040	36
Freeport-McMoRan Copper & Gold Inc	5,099	169	Adobe Systems Inc (a)	7,689	506
			Autodesk Inc (a)	2,745	135
			Fair Isaac Corp	1,562	87
Miscellaneous Manufacturing - 2.00%			Informatica Corp (a)	2,297	87
AptarGroup Inc	2,681	177	Microsoft Corp	16,843	690
Crane Co	2,428	173	Omnicell Inc (a)	3,356	96
General Electric Co	15,950	413	Oracle Corp	11,961	489
		$763	Tyler Technologies Inc (a)	1,677	140
Oil & Gas - 8.14%					$2,266
Apache Corp	4,563	378	Telecommunications - 3.07%
Chevron Corp	6,032	717	AT&T Inc	9,085	319
Devon Energy Corp	3,954	265	China Mobile Ltd ADR	3,644	166
Energen Corp	2,280	184	Cisco Systems Inc	7,875	176
Exxon Mobil Corp	7,849	767	Corning Inc	9,068	189
HollyFrontier Corp	2,197	105	Polycom Inc (a)	5,889	81
Nabors Industries Ltd	4,338	107	Verizon Communications Inc	5,007	238
Occidental Petroleum Corp	4,755	453			$1,169
Total SA ADR	1,945	128
		$3,104	Toys, Games & Hobbies - 0.78%
			Hasbro Inc	2,237	125
Oil & Gas Services - 0.73%			Mattel Inc	4,271	171
Natural Gas Services Group Inc (a)	4,159	125
					$296
Schlumberger Ltd	1,580	154
		$279	Transportation - 1.58%
			Expeditors International of Washington Inc	7,462	296
Pharmaceuticals - 6.50%			Union Pacific Corp	1,633	306
Abbott Laboratories	4,805	185			$602
AbbVie Inc	4,984	256
Actavis PLC (a)	719	148	Trucking & Leasing - 0.36%
Allergan Inc/United States	4,170	517	Greenbrier Cos Inc/The (a)	3,049	139
Bristol-Myers Squibb Co	4,901	255
Johnson & Johnson	3,414	335
McKesson Corp	3,137	554

See accompanying notes.

Schedule of Investments Principal Capital Appreciation Account March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water - 0.19%
California Water Service Group	2,957	$71

TOTAL COMMON STOCKS		$37,313
INVESTMENT COMPANIES - 2.22%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.22%
BlackRock Liquidity Funds FedFund Portfolio	846,757	847

TOTAL INVESTMENT COMPANIES		$847
Total Investments		$38,160
Liabilities in Excess of Other Assets, Net - (0.08)%		$(29)
TOTAL NET ASSETS - 100.00%		$38,131

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		17.75%
Financial		16.85%
Technology		14.36%
Consumer, Cyclical		12.20%
Industrial		12.10%
Energy		8.87%
Communications		8.35%
Basic Materials		4.57%
Utilities		2.81%
Exchange Traded Funds		2.22%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments Principal LifeTime 2010 Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 80.99%
Bond Market Index Fund (a)	473,383	$5,075
Core Plus Bond Fund I (a)	480,736	5,269
Diversified International Fund (a)	200,145	2,398
Diversified Real Asset Fund (a)	140,228	1,750
Equity Income Fund (a)	93,010	2,314
Global Diversified Income Fund (a)	155,572	2,259
Global Multi-Strategy Fund (a)	119,038	1,296
Global Opportunities Fund (a)	69,619	874
High Yield Fund I (a)	134,268	1,431
Inflation Protection Fund (a)	293,932	2,490
International Emerging Markets Fund (a)	31,955	760
LargeCap Growth Fund I (a)	203,755	2,590
LargeCap S&P 500 Index Fund (a)	143,723	1,894
LargeCap Value Fund (a)	78,529	1,046
LargeCap Value Fund III (a)	121,896	1,804
MidCap Fund (a)	97,112	2,016
Overseas Fund (a)	203,480	2,417
SmallCap Growth Fund I (a)	48,715	695
SmallCap Value Fund II (a)	51,006	710
		$39,088

Principal Variable Contracts Funds, Inc. Class 1 - 19.18%
Bond & Mortgage Securities Account (a)	471,673	5,410
Short-Term Income Account (a)	1,474,856	3,849
		$9,259
TOTAL INVESTMENT COMPANIES		$48,347
Total Investments		$48,347
Liabilities in Excess of Other Assets, Net - (0.17)%		$(84)
TOTAL NET ASSETS - 100.00%		$48,263

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		48.73%
Domestic Equity Funds		27.08%
International Equity Funds		13.36%
Specialty Funds		11.00%
Liabilities in Excess of Other Assets, Net		(0.17)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	457,161	$5,533	34,755	$395	20,243		$233	471,673	$5,695
Bond Market Index Fund	392,461	4,207	101,157	1,083	20,235		216	473,383	5,074
Core Plus Bond Fund I	465,746	4,981	36,063	395	21,073		232	480,736	5,144
Diversified International Fund	201,221	2,768	6,390	76	7,466		88	200,145	2,756
Diversified Real Asset Fund	141,127	1,464	5,637	68	6,536		80	140,228	1,454
Equity Income Fund	93,587	1,774	3,424	83	4,001		98	93,010	1,760
Global Diversified Income Fund	155,487	1,672	7,301	103	7,216		103	155,572	1,673
Global Multi-Strategy Fund	120,019	1,244	4,738	51	5,719		61	119,038	1,234
Global Opportunities Fund	69,797	745	2,281	28	2,459		30	69,619	743
High Yield Fund I	133,559	1,316	6,327	67	5,618		60	134,268	1,323
Inflation Protection Fund	273,001	2,194	33,871	287	12,940		110	293,932	2,372
International Emerging Markets Fund	32,104	930	985	23	1,134		25	31,955	927
LargeCap Growth Fund I	250,912	2,914	7,452	95	54,609		708	203,755	2,356
LargeCap S&P 500 Index Fund	175,208	2,032	5,204	67	36,689		475	143,723	1,664
LargeCap Value Fund	86,562	1,089	2,655	34	10,688		140	78,529	986
LargeCap Value Fund III	136,391	1,851	4,242	61	18,737		270	121,896	1,651
MidCap Fund	111,846	1,668	3,335	68	18,069		376	97,112	1,434
Overseas Fund	204,518	1,916	6,452	75	7,490		88	203,480	1,903
Short-Term Income Account	1,371,785	3,462	168,334	439	65,263		171	1,474,856	3,730
SmallCap Growth Fund I	55,595	480	1,419	20	8,299		124	48,715	388
SmallCap Value Fund II	58,535	476	1,489	20	9,018		124	51,006	394

		$44,716		$3,538			$3,812		$44,661

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$—	$			—
Bond Market Index Fund		—			—				—
Core Plus Bond Fund I		—			—				—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			2				—
Equity Income Fund		14			1				—
Global Diversified Income Fund		24			1				—
Global Multi-Strategy Fund		—			—				—
Global Opportunities Fund		—			—				—
High Yield Fund I		20			—				—
Inflation Protection Fund		—			1				—
International Emerging Markets Fund		—			(1)				—
LargeCap Growth Fund I		—			55				—
LargeCap S&P 500 Index Fund		—			40				—
LargeCap Value Fund		—			3				—
LargeCap Value Fund III		—			9				—
MidCap Fund		—			74				—
Overseas Fund		—			—				—
Short-Term Income Account		—			—				—
SmallCap Growth Fund I		—			12				—
SmallCap Value Fund II		—			22				—
		$58			$219	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2020 Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 90.25%
Bond Market Index Fund (a)	1,711,462	$18,347
Core Plus Bond Fund I (a)	1,905,957	20,889
Diversified International Fund (a)	1,098,961	13,166
Diversified Real Asset Fund (a)	508,939	6,352
Equity Income Fund (a)	285,096	7,093
Global Diversified Income Fund (a)	311,484	4,523
Global Multi-Strategy Fund (a)	461,161	5,022
Global Opportunities Fund (a)	920,402	11,551
Global Real Estate Securities Fund (a)	868,140	7,362
High Yield Fund I (a)	374,139	3,988
Inflation Protection Fund (a)	778,332	6,592
International Emerging Markets Fund (a)	229,951	5,471
LargeCap Growth Fund I (a)	1,485,758	18,884
LargeCap S&P 500 Index Fund (a)	1,049,699	13,835
LargeCap Value Fund (a)	748,711	9,973
LargeCap Value Fund III (a)	1,091,367	16,152
MidCap Fund (a)	170,372	3,537
MidCap Growth Fund III (a)	361,137	4,442
MidCap Value Fund III (a)	220,661	4,360
Overseas Fund (a)	1,168,328	13,880
SmallCap Growth Fund I (a)	243,486	3,472
SmallCap Value Fund II (a)	250,449	3,486
		$202,377

Principal Variable Contracts Funds, Inc. Class 1 - 9.78%
Bond & Mortgage Securities Account (a)	1,784,459	20,468
Short-Term Income Account (a)	555,384	1,449
		$21,917
TOTAL INVESTMENT COMPANIES		$224,294
Total Investments		$224,294
Liabilities in Excess of Other Assets, Net - (0.03)%		$(60)
TOTAL NET ASSETS - 100.00%		$224,234

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		38.01%
Fixed Income Funds		32.00%
International Equity Funds		22.93%
Specialty Funds		7.09%
Liabilities in Excess of Other Assets, Net		(0.03)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
March 31, 2014 (unaudited)

	December 31,	December 31,					March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,720,316	$20,823	153,069	$1,752	88,926	$1,014	1,784,459	$21,553
Bond Market Index Fund	1,589,644	17,039	207,747	2,228	85,929	917	1,711,462	18,352
Core Plus Bond Fund I	1,748,696	18,778	249,627	2,752	92,366	1,013	1,905,957	20,519
Diversified International Fund	1,137,573	16,596	12,783	149	51,395	600	1,098,961	16,154
Diversified Real Asset Fund	529,388	5,580	6,767	82	27,216	331	508,939	5,333
Equity Income Fund	305,450	5,784	3,340	80	23,694	570	285,096	5,387
Global Diversified Income Fund	323,408	4,423	6,960	99	18,884	268	311,484	4,254
Global Multi-Strategy Fund	482,864	4,992	7,152	77	28,855	311	461,161	4,761
Global Opportunities Fund	950,234	10,193	9,911	121	39,743	486	920,402	9,857
Global Real Estate Securities Fund	893,750	6,668	8,537	71	34,147	282	868,140	6,459
High Yield Fund I	383,189	3,550	9,964	105	19,014	201	374,139	3,454
Inflation Protection Fund	574,106	5,043	245,684	2,087	41,458	350	778,332	6,778
International Emerging Markets Fund	240,078	6,789	3,386	78	13,513	312	229,951	6,576
LargeCap Growth Fund I	1,697,112	19,708	17,386	220	228,740	2,889	1,485,758	17,175
LargeCap S&P 500 Index Fund	1,242,540	14,415	12,750	162	205,591	2,651	1,049,699	12,156
LargeCap Value Fund	794,526	9,989	8,794	111	54,609	698	748,711	9,404
LargeCap Value Fund III	1,199,202	16,081	12,735	180	120,570	1,724	1,091,367	14,591
MidCap Fund	175,909	2,614	1,835	37	7,372	149	170,372	2,510
MidCap Growth Fund III	413,288	4,117	4,026	49	56,177	696	361,137	3,498
MidCap Value Fund III	254,426	4,061	2,624	49	36,389	699	220,661	3,490
Overseas Fund	1,207,417	11,516	12,937	149	52,026	600	1,168,328	11,071
Short-Term Income Account	—	—	583,135	1,518	27,751	72	555,384	1,446
SmallCap Growth Fund I	352,159	3,316	2,839	41	111,512	1,663	243,486	1,915
SmallCap Value Fund II	367,664	3,016	3,116	42	120,331	1,667	250,449	1,936

		$215,091		$12,239		$20,163		$208,629

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$(8)			$—
Bond Market Index Fund		—			2			—
Core Plus Bond Fund I		—			2			—
Diversified International Fund		—			9			—
Diversified Real Asset Fund		—			2			—
Equity Income Fund		44			93			—
Global Diversified Income Fund		48			—			—
Global Multi-Strategy Fund		—			3			—
Global Opportunities Fund		—			29			—
Global Real Estate Securities Fund		17			2			—
High Yield Fund I		54			—			—
Inflation Protection Fund		—			(2)			—
International Emerging Markets Fund		—			21			—
LargeCap Growth Fund I		—			136			—
LargeCap S&P 500 Index Fund		—			230			—
LargeCap Value Fund		—			2			—
LargeCap Value Fund III		—			54			—
MidCap Fund		—			8			—
MidCap Growth Fund III		—			28			—
MidCap Value Fund III		—			79			—
Overseas Fund		—			6			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			221			—
SmallCap Value Fund II		—			545			—
		$163			$1,462			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2030 Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 93.65%
Bond Market Index Fund (a)	468,986	$5,028
Core Plus Bond Fund I (a)	639,715	7,011
Diversified International Fund (a)	675,690	8,095
Diversified Real Asset Fund (a)	187,892	2,345
Global Multi-Strategy Fund (a)	246,000	2,679
Global Opportunities Fund (a)	441,217	5,537
Global Real Estate Securities Fund (a)	631,325	5,354
High Yield Fund I (a)	218,981	2,334
Inflation Protection Fund (a)	222,843	1,888
International Emerging Markets Fund (a)	160,450	3,817
LargeCap Growth Fund (a)	287,784	3,128
LargeCap Growth Fund I (a)	964,232	12,255
LargeCap S&P 500 Index Fund (a)	591,488	7,796
LargeCap Value Fund (a)	461,026	6,141
LargeCap Value Fund III (a)	683,052	10,109
MidCap Growth Fund III (a)	281,987	3,468
MidCap Value Fund III (a)	165,819	3,277
Overseas Fund (a)	697,503	8,286
Preferred Securities Fund (a)	219,708	2,241
SmallCap Growth Fund I (a)	172,644	2,462
SmallCap Value Fund II (a)	178,044	2,478
		$105,729

Principal Variable Contracts Funds, Inc. Class 1 - 6.39%
Bond & Mortgage Securities Account (a)	628,715	7,212

TOTAL INVESTMENT COMPANIES		$112,941
Total Investments		$112,941
Liabilities in Excess of Other Assets, Net - (0.04)%		$(40)
TOTAL NET ASSETS - 100.00%		$112,901

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		45.28%
International Equity Funds		27.53%
Fixed Income Funds		22.78%
Specialty Funds		4.45%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	499,223	$5,678	141,871	$1,624	12,379		$143	628,715	$7,159
Bond Market Index Fund	457,712	4,913	23,120	246	11,846		126	468,986	5,033
Core Plus Bond Fund I	505,183	5,409	147,304	1,622	12,772		139	639,715	6,892
Diversified International Fund	662,501	8,075	26,926	317	13,737		162	675,690	8,230
Diversified Real Asset Fund	183,614	1,974	8,938	109	4,660		57	187,892	2,026
Global Multi-Strategy Fund	240,303	2,492	11,753	128	6,056		66	246,000	2,554
Global Opportunities Fund	432,118	4,644	18,539	229	9,440		116	441,217	4,757
Global Real Estate Securities Fund	618,586	4,654	25,651	212	12,912		107	631,325	4,759
High Yield Fund I	211,813	1,967	11,537	122	4,369		46	218,981	2,043
Inflation Protection Fund	217,132	1,924	12,313	104	6,602		56	222,843	1,972
International Emerging Markets Fund	135,203	3,007	29,154	677	3,907		90	160,450	3,594
LargeCap Growth Fund	300,049	3,160	10,909	121	23,174		261	287,784	3,031
LargeCap Growth Fund I	1,060,834	12,321	38,662	494	135,264		1,751	964,232	11,161
LargeCap S&P 500 Index Fund	618,232	7,173	24,223	313	50,967		658	591,488	6,859
LargeCap Value Fund	452,441	5,688	17,634	227	9,049		115	461,026	5,800
LargeCap Value Fund III	697,601	9,362	27,060	389	41,609		597	683,052	9,164
MidCap Growth Fund III	292,517	2,761	11,095	136	21,625		268	281,987	2,636
MidCap Value Fund III	162,306	2,607	7,084	136	3,571		68	165,819	2,675
Overseas Fund	684,161	6,753	27,246	317	13,904		161	697,503	6,909
Preferred Securities Fund	213,262	2,169	11,055	111	4,609		46	219,708	2,234
SmallCap Growth Fund I	183,275	1,580	5,628	82	16,259		242	172,644	1,435
SmallCap Value Fund II	189,740	1,568	6,070	83	17,766		242	178,044	1,413

		$99,879		$7,799			$5,517		$102,336

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$—	$			—
Bond Market Index Fund		—			—				—
Core Plus Bond Fund I		—			—				—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Multi-Strategy Fund		—			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		12			—				—
High Yield Fund I		31			—				—
Inflation Protection Fund		—			—				—
International Emerging Markets Fund		—			—				—
LargeCap Growth Fund		—			11				—
LargeCap Growth Fund I		—			97				—
LargeCap S&P 500 Index Fund		—			31				—
LargeCap Value Fund		—			—				—
LargeCap Value Fund III		—			10				—
MidCap Growth Fund III		—			7				—
MidCap Value Fund III		—			—				—
Overseas Fund		—			—				—
Preferred Securities Fund		30			—				—
SmallCap Growth Fund I		—			15				—
SmallCap Value Fund II		—			4				—
		$73			$175	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2040 Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.85%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 96.18%
Bond Market Index Fund (a)	81,784	$877
Core Plus Bond Fund I (a)	129,167	1,416
Diversified International Fund (a)	273,692	3,279
Diversified Real Asset Fund (a)	42,803	534
Global Multi-Strategy Fund (a)	70,721	770
Global Opportunities Fund (a)	169,849	2,131
Global Real Estate Securities Fund (a)	212,100	1,798
High Yield Fund I (a)	74,257	791
International Emerging Markets Fund (a)	58,524	1,392
LargeCap Growth Fund (a)	127,231	1,383
LargeCap Growth Fund I (a)	386,307	4,910
LargeCap S&P 500 Index Fund (a)	229,984	3,031
LargeCap Value Fund (a)	183,033	2,438
LargeCap Value Fund III (a)	276,401	4,091
MidCap Growth Fund III (a)	103,645	1,275
MidCap Value Fund III (a)	67,100	1,326
Overseas Fund (a)	288,531	3,428
Preferred Securities Fund (a)	57,728	589
SmallCap Growth Fund I (a)	67,645	965
SmallCap Value Fund II (a)	64,634	900
		$37,324

Principal Variable Contracts Funds, Inc. Class 1 - 3.67%
Bond & Mortgage Securities Account (a)	124,179	1,425

TOTAL INVESTMENT COMPANIES		$38,749
Total Investments		$38,749
Other Assets in Excess of Liabilities, Net - 0.15%		$60
TOTAL NET ASSETS - 100.00%		$38,809

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.35%
International Equity Funds		30.99%
Fixed Income Funds		13.14%
Specialty Funds		3.37%
Other Assets in Excess of Liabilities, Net		0.15%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	85,549	$1,012	41,688	$477	3,058		$36	124,179	$1,453
Bond Market Index Fund	79,533	856	4,126	44	1,875		20	81,784	880
Core Plus Bond Fund I	84,489	919	47,851	527	3,173		35	129,167	1,411
Diversified International Fund	265,118	3,309	15,451	182	6,877		80	273,692	3,411
Diversified Real Asset Fund	41,007	443	3,223	39	1,427		17	42,803	465
Global Multi-Strategy Fund	67,966	706	4,933	54	2,178		24	70,721	736
Global Opportunities Fund	164,396	1,775	9,743	121	4,290		53	169,849	1,843
Global Real Estate Securities Fund	204,455	1,550	13,662	113	6,017		49	212,100	1,614
High Yield Fund I	71,002	701	5,037	53	1,782		18	74,257	736
International Emerging Markets Fund	51,962	1,393	8,375	195	1,813		42	58,524	1,546
LargeCap Growth Fund	136,735	1,445	6,620	73	16,124		182	127,231	1,340
LargeCap Growth Fund I	405,144	4,718	21,469	273	40,306		521	386,307	4,480
LargeCap S&P 500 Index Fund	230,592	2,683	12,793	165	13,401		172	229,984	2,676
LargeCap Value Fund	189,234	2,386	9,824	126	16,025		205	183,033	2,308
LargeCap Value Fund III	267,907	3,581	15,304	220	6,810		96	276,401	3,705
MidCap Growth Fund III	100,452	1,064	5,753	70	2,560		30	103,645	1,104
MidCap Value Fund III	67,655	1,097	3,668	70	4,223		80	67,100	1,087
Overseas Fund	279,852	2,837	15,633	182	6,954		80	288,531	2,939
Preferred Securities Fund	55,408	579	3,730	37	1,410		14	57,728	602
SmallCap Growth Fund I	69,321	785	3,006	43	4,682		69	67,645	760
SmallCap Value Fund II	66,529	596	3,194	43	5,089		68	64,634	571

		$34,435		$3,107			$1,891		$35,667

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$—	$			—
Bond Market Index Fund		—			—				—
Core Plus Bond Fund I		—			—				—
Diversified International Fund		—			—				—
Diversified Real Asset Fund		—			—				—
Global Multi-Strategy Fund		—			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		4			—				—
High Yield Fund I		10			—				—
International Emerging Markets Fund		—			—				—
LargeCap Growth Fund		—			4				—
LargeCap Growth Fund I		—			10				—
LargeCap S&P 500 Index Fund		—			—				—
LargeCap Value Fund		—			1				—
LargeCap Value Fund III		—			—				—
MidCap Growth Fund III		—			—				—
MidCap Value Fund III		—			—				—
Overseas Fund		—			—				—
Preferred Securities Fund		8			—				—
SmallCap Growth Fund I		—			1				—
SmallCap Value Fund II		—			—				—
		$22			$16	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2050 Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 98.35%
Bond Market Index Fund (a)	7,976	$85
Core Plus Bond Fund I (a)	28,912	317
Diversified International Fund (a)	172,256	2,064
Diversified Real Asset Fund (a)	23,608	295
Global Multi-Strategy Fund (a)	35,329	385
Global Opportunities Fund (a)	113,621	1,426
Global Real Estate Securities Fund (a)	135,814	1,152
High Yield Fund I (a)	40,784	435
International Emerging Markets Fund (a)	40,375	960
LargeCap Growth Fund (a)	82,168	893
LargeCap Growth Fund I (a)	239,005	3,038
LargeCap S&P 500 Index Fund (a)	137,103	1,807
LargeCap Value Fund (a)	109,429	1,457
LargeCap Value Fund III (a)	175,421	2,596
MidCap Growth Fund III (a)	62,819	773
MidCap Value Fund III (a)	41,898	828
Overseas Fund (a)	183,817	2,184
Preferred Securities Fund (a)	45,030	459
SmallCap Growth Fund I (a)	40,173	573
SmallCap Value Fund II (a)	41,180	573
		$22,300

Principal Variable Contracts Funds, Inc. Class 1 - 1.54%
Bond & Mortgage Securities Account (a)	30,571	350

TOTAL INVESTMENT COMPANIES		$22,650
Total Investments		$22,650
Other Assets in Excess of Liabilities, Net - 0.11%		$25
TOTAL NET ASSETS - 100.00%		$22,675

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55.30%
International Equity Funds		34.33%
Fixed Income Funds		7.27%
Specialty Funds		2.99%
Other Assets in Excess of Liabilities, Net		0.11%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
March 31, 2014 (unaudited)

	December 31,	December 31,							March 31,	March 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	25,936	$306		5,768	$66	1,133		$13	30,571	$359
Bond Market Index Fund	7,976	82		—	—	—		—	7,976	82
Core Plus Bond Fund I	24,108	261		5,947	65	1,143		12	28,912	314
Diversified International Fund	170,455	2,161		7,878	93	6,077		71	172,256	2,183
Diversified Real Asset Fund	23,340	254		1,257	15	989		12	23,608	257
Global Multi-Strategy Fund	34,912	361		1,809	20	1,392		15	35,329	366
Global Opportunities Fund	112,406	1,213		5,219	65	4,004		49	113,621	1,229
Global Real Estate Securities Fund	134,265	1,025		6,539	54	4,990		41	135,814	1,038
High Yield Fund I	39,794	388		2,413	26	1,423		16	40,784	398
International Emerging Markets Fund	35,612	928		6,362	148	1,599		37	40,375	1,039
LargeCap Growth Fund	81,444	860		3,206	35	2,482		27	82,168	868
LargeCap Growth Fund I	244,250	2,846		10,428	132	15,673		201	239,005	2,779
LargeCap S&P 500 Index Fund	143,425	1,669		6,073	78	12,395		160	137,103	1,588
LargeCap Value Fund	108,352	1,365		4,739	61	3,662		47	109,429	1,379
LargeCap Value Fund III	173,655	2,337		7,540	108	5,774		82	175,421	2,363
MidCap Growth Fund III	62,165	637		2,775	34	2,121		26	62,819	645
MidCap Value Fund III	41,488	670		1,777	34	1,367		26	41,898	678
Overseas Fund	181,995	1,841		7,969	93	6,147		72	183,817	1,862
Preferred Securities Fund	44,146	455		2,387	24	1,503		16	45,030	463
SmallCap Growth Fund I	39,819	422		1,462	21	1,108		16	40,173	427
SmallCap Value Fund II	40,826	358		1,557	21	1,203		16	41,180	363

		$20,439			$1,193			$955		$20,680

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			3			—				—
High Yield Fund I			6			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			2				—
LargeCap S&P 500 Index Fund			—			1				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			6			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$15			$3	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2060 Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.59%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.40%
Core Plus Bond Fund I (a)	739	$8
Diversified International Fund (a)	5,400	65
Diversified Real Asset Fund (a)	813	10
Global Multi-Strategy Fund (a)	1,201	13
Global Opportunities Fund (a)	3,643	46
Global Real Estate Securities Fund (a)	4,412	37
High Yield Fund I (a)	1,234	13
International Emerging Markets Fund (a)	1,435	34
LargeCap Growth Fund (a)	2,236	24
LargeCap Growth Fund I (a)	7,147	91
LargeCap S&P 500 Index Fund (a)	4,149	55
LargeCap Value Fund (a)	3,135	42
LargeCap Value Fund III (a)	5,225	77
MidCap Growth Fund III (a)	1,930	24
MidCap Value Fund III (a)	1,232	24
Overseas Fund (a)	5,429	65
Preferred Securities Fund (a)	1,306	13
SmallCap Growth Fund I (a)	1,001	14
SmallCap Value Fund II (a)	1,061	15
		$670

Principal Variable Contracts Funds, Inc. Class 1 - 1.19%
Bond & Mortgage Securities Account (a)	712	8

TOTAL INVESTMENT COMPANIES		$678
Total Investments		$678
Liabilities in Excess of Other Assets, Net - (0.59)%		$(4)
TOTAL NET ASSETS - 100.00%		$674

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.22%
International Equity Funds		36.58%
Fixed Income Funds		6.34%
Specialty Funds		3.45%
Liabilities in Excess of Other Assets, Net		(0.59)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
March 31, 2014 (unaudited)

	December 31,	December 31,							March 31,	March 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	33	$—		682	$8	3		$—	712	$8
Core Plus Bond Fund I	34	—		709	8	4		—	739	8
Diversified International Fund	257	3		5,165	59	22		1	5,400	61
Diversified Real Asset Fund	38	—		778	9	3		—	813	9
Global Multi-Strategy Fund	56	1		1,150	12	5		—	1,201	13
Global Opportunities Fund	177	2		3,481	42	15		—	3,643	44
Global Real Estate Securities Fund	197	2		4,232	34	17		—	4,412	36
High Yield Fund I	57	1		1,182	12	5		—	1,234	13
International Emerging Markets Fund	62	1		1,379	31	6		—	1,435	32
LargeCap Growth Fund	113	1		2,131	23	8		—	2,236	24
LargeCap Growth Fund I	367	5		6,808	84	28		1	7,147	88
LargeCap S&P 500 Index Fund	204	2		3,961	50	16		—	4,149	52
LargeCap Value Fund	153	2		2,994	37	12		—	3,135	39
LargeCap Value Fund III	255	4		4,991	69	21		—	5,225	73
MidCap Growth Fund III	97	1		1,841	22	8		—	1,930	23
MidCap Value Fund III	62	1		1,176	22	6		—	1,232	23
Overseas Fund	266	3		5,185	59	22		—	5,429	62
Preferred Securities Fund	60	1		1,251	13	5		1	1,306	13
SmallCap Growth Fund I	53	1		953	13	5		—	1,001	14
SmallCap Value Fund II	54	1		1,011	13	4		—	1,061	14

		$32			$620			$3		$649

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime Strategic Income Account March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.40%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 71.92%
Bond Market Index Fund (a)	337,749	$3,621
Core Plus Bond Fund I (a)	391,268	4,288
Diversified International Fund (a)	57,010	683
Diversified Real Asset Fund (a)	111,620	1,393
Equity Income Fund (a)	80,585	2,005
Global Diversified Income Fund (a)	144,782	2,102
Global Multi-Strategy Fund (a)	73,109	796
Global Opportunities Fund (a)	20,909	262
High Yield Fund I (a)	103,034	1,098
Inflation Protection Fund (a)	234,250	1,984
International Emerging Markets Fund (a)	8,597	205
LargeCap Growth Fund I (a)	81,282	1,033
LargeCap S&P 500 Index Fund (a)	35,447	467
MidCap Fund (a)	36,887	766
Overseas Fund (a)	60,284	716
SmallCap Growth Fund I (a)	9,303	133
SmallCap Value Fund II (a)	9,559	133
		$21,685

Principal Variable Contracts Funds, Inc. Class 1 - 28.48%
Bond & Mortgage Securities Account (a)	394,251	4,522
Short-Term Income Account (a)	1,557,384	4,065
		$8,587
TOTAL INVESTMENT COMPANIES		$30,272
Total Investments		$30,272
Liabilities in Excess of Other Assets, Net - (0.40)%		$(120)
TOTAL NET ASSETS - 100.00%		$30,152

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64.93%
Domestic Equity Funds		15.05%
Specialty Funds		14.23%
International Equity Funds		6.19%
Liabilities in Excess of Other Assets, Net		(0.40)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	403,144	$4,890	14,634	$167	23,527		$267	394,251	$4,782
Bond Market Index Fund	347,265	3,728	15,605	167	25,121		267	337,749	3,630
Core Plus Bond Fund I	409,608	4,401	6,117	67	24,457		267	391,268	4,201
Diversified International Fund	59,630	791	868	10	3,488		41	57,010	761
Diversified Real Asset Fund	117,545	1,232	1,957	24	7,882		96	111,620	1,165
Equity Income Fund	84,036	1,586	1,149	28	4,600		110	80,585	1,519
Global Diversified Income Fund	149,522	1,482	2,976	43	7,716		111	144,782	1,416
Global Multi-Strategy Fund	77,062	797	1,323	14	5,276		57	73,109	755
Global Opportunities Fund	22,067	236	386	5	1,544		20	20,909	223
High Yield Fund I	106,305	1,113	3,036	32	6,307		67	103,034	1,078
Inflation Protection Fund	234,378	1,884	15,718	134	15,846		134	234,250	1,886
International Emerging Markets Fund	9,058	219	154	4	615		15	8,597	208
LargeCap Growth Fund I	92,376	1,072	1,116	14	12,210		156	81,282	940
LargeCap S&P 500 Index Fund	60,572	702	740	10	25,865		339	35,447	410
MidCap Fund	38,396	568	501	10	2,010		41	36,887	541
Overseas Fund	62,923	589	879	10	3,518		41	60,284	558
Short-Term Income Account	1,518,083	3,793	140,264	366	100,963		262	1,557,384	3,900
SmallCap Growth Fund I	16,465	141	163	2	7,325		109	9,303	74
SmallCap Value Fund II	17,213	139	176	2	7,830		109	9,559	74

		$29,363		$1,109			$2,509		$28,121

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account		$—			$(8)	$			—
Bond Market Index Fund		—			2				—
Core Plus Bond Fund I		—			—				—
Diversified International Fund		—			1				—
Diversified Real Asset Fund		—			5				—
Equity Income Fund		13			15				—
Global Diversified Income Fund		22			2				—
Global Multi-Strategy Fund		—			1				—
Global Opportunities Fund		—			2				—
High Yield Fund I		15			—				—
Inflation Protection Fund		—			2				—
International Emerging Markets Fund		—			—				—
LargeCap Growth Fund I		—			10				—
LargeCap S&P 500 Index Fund		—			37				—
MidCap Fund		—			4				—
Overseas Fund		—			—				—
Short-Term Income Account		—			3				—
SmallCap Growth Fund I		—			40				—
SmallCap Value Fund II		—			42				—
		$50			$158	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Real Estate Securities Account March 31, 2014 (unaudited)

COMMON STOCKS - 99.43%	Shares Held	Value(000	's)

Healthcare - Services - 0.97%
Brookdale Senior Living Inc (a)	39,961	$1,339

Real Estate - 1.37%
Jones Lang LaSalle Inc	15,900	1,884

REITS - 97.09%
Apartment Investment & Management Co	128,010	3,868
AvalonBay Communities Inc	32,525	4,271
Boston Properties Inc	53,467	6,124
BRE Properties Inc	41,022	2,575
Camden Property Trust	51,543	3,471
CBL & Associates Properties Inc	17,158	305
Corrections Corp of America	70,504	2,208
CubeSmart	122,600	2,104
DDR Corp	176,669	2,912
Duke Realty Corp	130,600	2,205
DuPont Fabros Technology Inc	39,226	944
EPR Properties	55,324	2,954
Equity One Inc	52,389	1,170
Equity Residential	71,862	4,167
Essex Property Trust Inc	27,629	4,698
Extra Space Storage Inc	68,600	3,328
Federal Realty Investment Trust	23,438	2,689
First Industrial Realty Trust Inc	197,977	3,825
General Growth Properties Inc	249,833	5,496
Geo Group Inc/The	6,453	208
HCP Inc	73,769	2,861
Health Care REIT Inc	69,454	4,139
Host Hotels & Resorts Inc	301,827	6,109
Kilroy Realty Corp	50,236	2,943
LaSalle Hotel Properties	4,300	135
Medical Properties Trust Inc	50,800	650
Pebblebrook Hotel Trust	106,070	3,582
Prologis Inc	157,093	6,414
Public Storage	28,862	4,863
Retail Properties of America Inc	39,400	533
Saul Centers Inc	36,344	1,721
Simon Property Group Inc	99,282	16,282
SL Green Realty Corp	62,750	6,314
Strategic Hotels & Resorts Inc (a)	144,907	1,477
Sunstone Hotel Investors Inc	147,852	2,030
Taubman Centers Inc	36,130	2,558
Ventas Inc	74,589	4,518
Vornado Realty Trust	56,463	5,565
Weingarten Realty Investors	43,606	1,308
		$133,524
TOTAL COMMON STOCKS		$136,747
INVESTMENT COMPANIES - 0.40%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.40%
BlackRock Liquidity Funds FedFund Portfolio	550,718	551

TOTAL INVESTMENT COMPANIES		$551
Total Investments		$137,298
Other Assets in Excess of Liabilities, Net - 0.17%		$236
TOTAL NET ASSETS - 100.00%		$137,534

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		98.46%
Consumer, Non-cyclical		0.97%
Exchange Traded Funds		0.40%
Other Assets in Excess of Liabilities, Net		0.17%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments SAM Balanced Portfolio March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.20%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 48.46%
Blue Chip Fund (a)	1,781,085	$25,523
Global Diversified Income Fund (a)	1,089,283	15,816
Global Multi-Strategy Fund (a)	3,437,062	37,429
Global Real Estate Securities Fund (a)	622,250	5,277
High Yield Fund (a)	2,529,812	19,808
International Emerging Markets Fund (a)	901,922	21,457
LargeCap Growth Fund (a)	6,953,625	75,586
LargeCap Growth Fund II (a)	2,232,720	22,662
LargeCap Value Fund (a)	8,065,666	107,435
Preferred Securities Fund (a)	1,234,802	12,595
Principal Capital Appreciation Fund (a)	1,201,625	66,678
SmallCap Growth Fund I (a)	1,760,499	25,105
SmallCap Value Fund II (a)	2,047,759	28,505
Small-MidCap Dividend Income Fund (a)	1,554,203	21,308
		$485,184

Principal Variable Contracts Funds, Inc. Class 1 - 51.74%
Bond & Mortgage Securities Account (a)	1,059,120	12,148
Diversified International Account (a)	6,248,740	93,544
Equity Income Account (a)	5,849,927	127,002
Government & High Quality Bond Account (a)	8,623,715	90,204
Income Account (a)	12,218,086	133,544
MidCap Account (a)	446,410	26,865
Short-Term Income Account (a)	13,282,158	34,666
		$517,973
TOTAL INVESTMENT COMPANIES		$1,003,157
Total Investments		$1,003,157
Liabilities in Excess of Other Assets, Net - (0.20)%		$(2,014)
TOTAL NET ASSETS - 100.00%		$1,001,143

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.61%
Fixed Income Funds		30.26%
International Equity Funds		12.01%
Specialty Funds		5.32%
Liabilities in Excess of Other Assets, Net		(0.20)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,836,689	$23,663		1,284	$18	56,888	$789	1,781,085	$22,938
Bond & Mortgage Securities Account	1,057,524	12,535		1,596	18	—	—	1,059,120	12,553
Diversified International Account	6,419,617	72,436		4,889	72	175,766	2,580	6,248,740	70,066
Equity Income Account	5,970,419	68,176		3,912	81	124,404	2,564	5,849,927	66,651
Global Diversified Income Fund	1,080,198	14,413		9,085	129	—	—	1,089,283	14,542
Global Multi-Strategy Fund	3,397,919	34,946		39,143	427	—	—	3,437,062	35,373
Global Real Estate Securities Fund	604,063	4,407		18,187	153	—	—	622,250	4,560
Government & High Quality Bond	9,207,214	91,106		13,430	140	596,929	6,246	8,623,715	85,078
Account
High Yield Fund	2,591,428	17,668		46,218	359	107,834	841	2,529,812	17,187
Income Account	12,382,840	121,090		36,389	395	201,143	2,169	12,218,086	119,304
International Emerging Markets Fund	917,738	21,679		1,153	27	16,969	395	901,922	21,295
LargeCap Growth Fund	7,204,809	77,236		2,487	27	253,671	2,777	6,953,625	74,543
LargeCap Growth Fund II	2,595,560	15,099		897	9	363,737	3,686	2,232,720	12,141
LargeCap Value Fund	8,277,492	107,738		6,334	82	218,160	2,762	8,065,666	104,962
MidCap Account	456,372	12,767		153	9	10,115	592	446,410	12,442
Preferred Securities Fund	1,223,447	8,022		11,355	114	—	—	1,234,802	8,136
Principal Capital Appreciation Fund	1,259,930	63,794		667	36	58,972	3,187	1,201,625	60,742
Short-Term Income Account	13,477,315	34,110		32,625	85	227,782	592	13,282,158	33,598
SmallCap Growth Fund I	2,064,659	21,517		621	9	304,781	4,454	1,760,499	17,652
SmallCap Value Fund II	2,164,651	24,680		662	9	117,554	1,594	2,047,759	23,110
Small-MidCap Dividend Income Fund	1,597,517	15,874		1,350	18	44,664	593	1,554,203	15,334

		$862,956			$2,217		$35,821		$832,207

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Capital Gain Distributions
Blue Chip Fund			$—			$46			$—
Bond & Mortgage Securities Account			—			—			—
Diversified International Account			—			138			—
Equity Income Account			—			958			—
Global Diversified Income Fund			167			—			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			12			—			—
Government & High Quality Bond Account			—			78			—
High Yield Fund			310			1			—
Income Account			—			(12)			—
International Emerging Markets Fund			—			(16)			—
LargeCap Growth Fund			—			57			—
LargeCap Growth Fund II			—			719			—
LargeCap Value Fund			—			(96)			—
MidCap Account			—			258			—
Preferred Securities Fund			168			—			—
Principal Capital Appreciation Fund			—			99			—
Short-Term Income Account			—			(5)			—
SmallCap Growth Fund I			—			580			—
SmallCap Value Fund II			—			15			—
Small-MidCap Dividend Income Fund			111			35			—
			$768			$2,855			$—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Balanced Portfolio March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 38.22%
Blue Chip Fund (a)	274,287	$3,931
Global Diversified Income Fund (a)	390,466	5,670
Global Multi-Strategy Fund (a)	639,884	6,968
Global Real Estate Securities Fund (a)	153,125	1,298
High Yield Fund (a)	989,167	7,745
International Emerging Markets Fund (a)	135,726	3,229
LargeCap Growth Fund (a)	1,090,238	11,851
LargeCap Growth Fund II (a)	348,064	3,533
LargeCap Value Fund (a)	1,252,630	16,685
Preferred Securities Fund (a)	464,985	4,743
Principal Capital Appreciation Fund (a)	185,804	10,310
SmallCap Growth Fund I (a)	264,644	3,774
SmallCap Value Fund II (a)	304,319	4,236
Small-MidCap Dividend Income Fund (a)	253,128	3,470
		$87,443

Principal Variable Contracts Funds, Inc. Class 1 - 61.76%
Bond & Mortgage Securities Account (a)	498,230	5,715
Diversified International Account (a)	958,303	14,346
Equity Income Account (a)	893,385	19,395
Government & High Quality Bond Account (a)	3,269,049	34,194
Income Account (a)	4,573,526	49,989
MidCap Account (a)	68,560	4,126
Short-Term Income Account (a)	5,185,605	13,534
		$141,299
TOTAL INVESTMENT COMPANIES		$228,742
Total Investments		$228,742
Other Assets in Excess of Liabilities, Net - 0.02%		$48
TOTAL NET ASSETS - 100.00%		$228,790

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.66%
Domestic Equity Funds		35.54%
International Equity Funds		8.25%
Specialty Funds		5.53%
Other Assets in Excess of Liabilities, Net		0.02%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	284,635	$3,606	—	$—	10,348		$142	274,287	$3,474
Bond & Mortgage Securities Account	500,008	5,831	6,655	75	8,433		95	498,230	5,808
Diversified International Account	981,335	10,528	8,943	130	31,975		471	958,303	10,220
Equity Income Account	912,574	10,675	6,323	130	25,512		525	893,385	10,386
Global Diversified Income Fund	396,558	5,307	7,431	105	13,523		191	390,466	5,222
Global Multi-Strategy Fund	557,971	5,755	81,913	890	—		—	639,884	6,645
Global Real Estate Securities Fund	125,302	895	33,643	282	5,820		48	153,125	1,129
Government & High Quality Bond	3,443,598	34,904	31,964	332	206,513		2,159	3,269,049	33,063
Account
High Yield Fund	1,003,923	6,915	27,346	212	42,102		329	989,167	6,796
Income Account	4,513,889	45,090	137,396	1,493	77,759		840	4,573,526	45,739
International Emerging Markets Fund	136,853	3,218	935	22	2,062		48	135,726	3,190
LargeCap Growth Fund	1,122,683	12,035	8,039	87	40,484		446	1,090,238	11,687
LargeCap Growth Fund II	405,755	2,563	2,188	22	59,879		613	348,064	2,040
LargeCap Value Fund	1,273,505	16,545	16,808	217	37,683		480	1,252,630	16,269
MidCap Account	69,797	1,782	396	23	1,633		96	68,560	1,744
Preferred Securities Fund	461,571	3,199	13,010	130	9,596		96	464,985	3,231
Principal Capital Appreciation Fund	197,072	9,980	812	43	12,080		656	185,804	9,392
Short-Term Income Account	5,124,276	12,790	116,589	303	55,260		143	5,185,605	12,948
SmallCap Growth Fund I	314,430	3,345	1,529	22	51,315		760	264,644	2,707
SmallCap Value Fund II	325,699	3,653	—	—	21,380		291	304,319	3,366
Small-MidCap Dividend Income Fund	254,717	2,538	1,741	23	3,330		45	253,128	2,516

		$201,154		$4,541			$8,474		$197,572

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$10	$			—
Bond & Mortgage Securities Account		—			(3)				—
Diversified International Account		—			33				—
Equity Income Account		—			106				—
Global Diversified Income Fund		60			1				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		3			—				—
Government & High Quality Bond Account		—			(14)				—
High Yield Fund		121			(2)				—
Income Account		—			(4)				—
International Emerging Markets Fund		—			(2)				—
LargeCap Growth Fund		—			11				—
LargeCap Growth Fund II		—			68				—
LargeCap Value Fund		—			(13)				—
MidCap Account		—			35				—
Preferred Securities Fund		63			(2)				—
Principal Capital Appreciation Fund		—			25				—
Short-Term Income Account		—			(2)				—
SmallCap Growth Fund I		—			100				—
SmallCap Value Fund II		—			4				—
Small-MidCap Dividend Income Fund		18			—				—
		$265			$351	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Growth Portfolio March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.36%
Blue Chip Fund (a)	641,542	$9,193
Diversified Real Asset Fund (a)	323,193	4,033
Global Multi-Strategy Fund (a)	1,243,883	13,546
Global Real Estate Securities Fund (a)	255,360	2,165
High Yield Fund (a)	219,356	1,718
International Emerging Markets Fund (a)	324,359	7,717
LargeCap Growth Fund (a)	2,566,262	27,895
LargeCap Growth Fund II (a)	866,201	8,792
LargeCap Value Fund (a)	2,869,617	38,223
Preferred Securities Fund (a)	134,837	1,375
Principal Capital Appreciation Fund (a)	450,599	25,004
SmallCap Growth Fund I (a)	708,165	10,098
SmallCap Value Fund II (a)	756,158	10,526
Small-MidCap Dividend Income Fund (a)	557,229	7,640
		$167,925

Principal Variable Contracts Funds, Inc. Class 1 - 40.64%
Diversified International Account (a)	2,233,764	33,439
Equity Income Account (a)	2,137,114	46,397
Government & High Quality Bond Account (a)	851,357	8,905
Income Account (a)	1,272,530	13,909
MidCap Account (a)	149,859	9,019
Short-Term Income Account (a)	1,265,100	3,302
		$114,971
TOTAL INVESTMENT COMPANIES		$282,896
Total Investments		$282,896
Liabilities in Excess of Other Assets, Net - 0.00%		$(11)
TOTAL NET ASSETS - 100.00%		$282,885

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		68.15%
International Equity Funds		15.31%
Fixed Income Funds		10.33%
Specialty Funds		6.21%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	645,543	$8,246	2,803	$39	6,804		$95	641,542	$8,191
Diversified International Account	2,242,553	28,538	12,671	185	21,460		315	2,233,764	28,374
Diversified Real Asset Fund	325,155	3,617	—	—	1,962		23	323,193	3,594
Equity Income Account	2,148,397	24,796	8,176	168	19,459		402	2,137,114	24,572
Global Multi-Strategy Fund	1,167,364	12,080	76,519	832	—		—	1,243,883	12,912
Global Real Estate Securities Fund	215,295	1,552	42,939	361	2,874		24	255,360	1,889
Government & High Quality Bond	870,139	8,410	5,306	55	24,088		252	851,357	8,216
Account
High Yield Fund	212,595	1,411	6,761	53	—		—	219,356	1,464
Income Account	1,258,249	12,091	20,867	227	6,586		72	1,272,530	12,246
International Emerging Markets Fund	324,156	7,639	2,243	52	2,040		48	324,359	7,641
LargeCap Growth Fund	2,591,723	27,783	6,611	72	32,072		352	2,566,262	27,510
LargeCap Growth Fund II	905,151	5,679	3,910	39	42,860		436	866,201	5,291
LargeCap Value Fund	2,872,158	37,335	27,241	352	29,782		379	2,869,617	37,298
MidCap Account	151,028	4,699	442	26	1,611		95	149,859	4,657
Preferred Securities Fund	133,597	950	1,240	12	—		—	134,837	962
Principal Capital Appreciation Fund	456,543	23,129	1,701	91	7,645		415	450,599	22,808
Short-Term Income Account	1,239,188	3,148	25,912	67	—		—	1,265,100	3,215
SmallCap Growth Fund I	739,762	7,765	2,729	39	34,326		505	708,165	7,328
SmallCap Value Fund II	772,653	8,762	1,949	26	18,444		251	756,158	8,540
Small-MidCap Dividend Income Fund	560,610	5,609	1,956	26	5,337		72	557,229	5,563

		$233,239		$2,722			$3,736		$232,271

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$1	$			—
Diversified International Account		—			(34)				—
Diversified Real Asset Fund		—			—				—
Equity Income Account		—			10				—
Global Multi-Strategy Fund		—			—				—
Global Real Estate Securities Fund		5			—				—
Government & High Quality Bond Account		—			3				—
High Yield Fund		26			—				—
Income Account		—			—				—
International Emerging Markets Fund		—			(2)				—
LargeCap Growth Fund		—			7				—
LargeCap Growth Fund II		—			9				—
LargeCap Value Fund		—			(10)				—
MidCap Account		—			27				—
Preferred Securities Fund		18			—				—
Principal Capital Appreciation Fund		—			3				—
Short-Term Income Account		—			—				—
SmallCap Growth Fund I		—			29				—
SmallCap Value Fund II		—			3				—
Small-MidCap Dividend Income Fund		40			—				—
		$89			$46	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Flexible Income Portfolio March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 32.81%
Blue Chip Fund (a)	167,665	$2,403
Global Diversified Income Fund (a)	754,866	10,961
Global Real Estate Securities Fund (a)	225,374	1,911
High Yield Fund (a)	1,560,514	12,219
International Emerging Markets Fund (a)	98,568	2,345
LargeCap Growth Fund (a)	859,735	9,345
LargeCap Value Fund (a)	863,400	11,501
Preferred Securities Fund (a)	878,667	8,962
Principal Capital Appreciation Fund (a)	75,155	4,170
SmallCap Growth Fund I (a)	163,085	2,326
Small-MidCap Dividend Income Fund (a)	769,900	10,555
		$76,698

Principal Variable Contracts Funds, Inc. Class 1 - 67.18%
Bond & Mortgage Securities Account (a)	790,001	9,061
Diversified International Account (a)	416,912	6,241
Equity Income Account (a)	901,601	19,574
Government & High Quality Bond Account (a)	3,379,704	35,352
Income Account (a)	6,237,798	68,179
Short-Term Income Account (a)	7,135,818	18,624
		$157,031
TOTAL INVESTMENT COMPANIES		$233,729
Total Investments		$233,729
Other Assets in Excess of Liabilities, Net - 0.01%		$17
TOTAL NET ASSETS - 100.00%		$233,746

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.20%
Domestic Equity Funds		25.61%
Specialty Funds		4.69%
International Equity Funds		4.49%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	173,654	$2,231	—	$—	5,989		$85	167,665	$2,152
Bond & Mortgage Securities Account	803,486	9,337	8,613	98	22,098		251	790,001	9,175
Diversified International Account	460,656	4,554	—	—	43,744		648	416,912	4,056
Equity Income Account	925,782	11,340	1,996	41	26,177		543	901,601	10,876
Global Diversified Income Fund	748,329	9,960	18,335	263	11,798		167	754,866	10,057
Global Real Estate Securities Fund	223,933	1,602	6,509	55	5,068		42	225,374	1,615
Government & High Quality Bond	3,570,263	35,590	21,744	227	212,303		2,221	3,379,704	33,640
Account
High Yield Fund	1,540,840	10,718	46,609	363	26,935		209	1,560,514	10,867
Income Account	6,216,543	62,026	106,478	1,159	85,223		919	6,237,798	62,239
International Emerging Markets Fund	101,700	2,434	446	10	3,578		83	98,568	2,357
LargeCap Growth Fund	884,571	9,483	1,881	21	26,717		294	859,735	9,216
LargeCap Value Fund	871,241	11,350	18,318	239	26,159		334	863,400	11,244
Preferred Securities Fund	865,988	5,592	21,055	213	8,376		83	878,667	5,720
Principal Capital Appreciation Fund	89,814	4,548	—	—	14,659		804	75,155	3,799
Short-Term Income Account	7,019,944	17,186	180,147	470	64,273		167	7,135,818	17,489
SmallCap Growth Fund I	235,758	2,653	716	10	73,389		1,084	163,085	1,714
Small-MidCap Dividend Income Fund	786,387	8,305	2,324	31	18,811		250	769,900	8,086

		$208,909		$3,200			$8,184		$204,302

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$6	$			—
Bond & Mortgage Securities Account		—			(9)				—
Diversified International Account		—			150				—
Equity Income Account		—			38				—
Global Diversified Income Fund		115			1				—
Global Real Estate Securities Fund		4			—				—
Government & High Quality Bond Account		—			44				—
High Yield Fund		185			(5)				—
Income Account		—			(27)				—
International Emerging Markets Fund		—			(4)				—
LargeCap Growth Fund		—			6				—
LargeCap Value Fund		—			(11)				—
Preferred Securities Fund		119			(2)				—
Principal Capital Appreciation Fund		—			55				—
Short-Term Income Account		—			—				—
SmallCap Growth Fund I		—			135				—
Small-MidCap Dividend Income Fund		55			—				—
		$478			$377	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Strategic Growth Portfolio March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 70.25%
Blue Chip Fund (a)	604,406	$8,661
Global Real Estate Securities Fund (a)	405,151	3,436
International Emerging Markets Fund (a)	411,705	9,794
LargeCap Growth Fund (a)	3,315,516	36,039
LargeCap Growth Fund II (a)	811,610	8,238
LargeCap Value Fund (a)	2,980,934	39,706
Principal Capital Appreciation Fund (a)	393,854	21,855
SmallCap Growth Fund I (a)	635,289	9,059
SmallCap Value Fund II (a)	618,155	8,605
Small-MidCap Dividend Income Fund (a)	432,143	5,925
		$151,318

Principal Variable Contracts Funds, Inc. Class 1 - 29.77%
Diversified International Account (a)	1,430,828	21,420
Equity Income Account (a)	1,819,538	39,502
MidCap Account (a)	53,395	3,213
		$64,135
TOTAL INVESTMENT COMPANIES		$215,453
Total Investments		$215,453
Liabilities in Excess of Other Assets, Net - (0.02)%		$(50)
TOTAL NET ASSETS - 100.00%		$215,403

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		83.93%
International Equity Funds		16.09%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
March 31, 2014 (unaudited)

	December 31,	December 31,						March 31,	March 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Blue Chip Fund	598,362	$7,615	9,760	$137	3,716		$52	604,406	$7,700
Diversified International Account	1,419,393	16,472	25,493	376	14,058		207	1,430,828	16,640
Equity Income Account	1,800,600	23,353	29,574	615	10,636		221	1,819,538	23,747
Global Real Estate Securities Fund	307,671	2,206	99,059	833	1,579		13	405,151	3,026
International Emerging Markets Fund	400,214	9,550	13,146	307	1,655		38	411,705	9,817
LargeCap Growth Fund	3,281,138	35,192	59,383	656	25,005		273	3,315,516	35,571
LargeCap Growth Fund II	841,960	5,535	10,217	102	40,567		412	811,610	5,233
LargeCap Value Fund	2,913,256	37,982	88,053	1,139	20,375		260	2,980,934	38,848
MidCap Account	53,037	1,439	578	34	220		13	53,395	1,460
Principal Capital Appreciation Fund	390,170	19,771	6,341	342	2,657		144	393,854	19,968
SmallCap Growth Fund I	654,060	6,894	11,880	171	30,651		453	635,289	6,632
SmallCap Value Fund II	620,817	6,625	7,598	102	10,260		139	618,155	6,589
Small-MidCap Dividend Income Fund	430,560	4,281	2,557	34	974		13	432,143	4,302

		$176,915		$4,848			$2,238		$179,533

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Blue Chip Fund		$—			$—	$			—
Diversified International Account		—			(1)				—
Equity Income Account		—			—				—
Global Real Estate Securities Fund		8			—				—
International Emerging Markets Fund		—			(2)				—
LargeCap Growth Fund		—			(4)				—
LargeCap Growth Fund II		—			8				—
LargeCap Value Fund		—			(13)				—
MidCap Account		—			—				—
Principal Capital Appreciation Fund		—			(1)				—
SmallCap Growth Fund I		—			20				—
SmallCap Value Fund II		—			1				—
Small-MidCap Dividend Income Fund		31			—				—
		$39			$8	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2014 (unaudited)

INVESTMENT COMPANIES - 2.67%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 2.67%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	6,842,733	$6,843		Automobile Manufacturers - 1.56%
				Daimler Finance North America LLC
TOTAL INVESTMENT COMPANIES		$6,843		1.88%, 09/15/2014(a)	$1,000	$1,006
	Principal			PACCAR Financial Corp
BONDS- 96.19%	Amount (000's)	Value(000	's)	0.84%, 12/06/2018(b)	750	754
				Toyota Motor Credit Corp
Agriculture - 0.89%				2.10%, 01/17/2019	2,250	2,242
Cargill Inc						$4,002
6.00%, 11/27/2017(a)	$2,000	$2,286
				Banks- 19.38%
				Australia & New Zealand Banking Group Ltd
Automobile Asset Backed Securities - 5.62%				0.62%, 01/10/2017(a),(b)	1,500	1,502
American Credit Acceptance Receivables				3.70%, 01/13/2015(a)	500	513
Trust				Bank of America NA
1.64%, 11/15/2016(a),(b)	529	530
				0.51%, 06/15/2016(b)	1,500	1,487
AmeriCredit Automobile Receivables Trust				1.25%, 02/14/2017	1,000	996
0.57%, 06/08/2017(b)	1,250	1,250
				5.30%, 03/15/2017	4,000	4,402
AmeriCredit Automobile Receivables Trust				Branch Banking & Trust Co
2013-1				0.54%, 05/23/2017(b)	1,750	1,731
0.49%, 06/08/2016	547	547		0.55%, 09/13/2016(b)	250	248
AmeriCredit Automobile Receivables Trust				Citigroup Inc
2013-3				4.75%, 05/19/2015	1,250	1,305
0.68%, 10/11/2016(b)	774	775
				6.13%, 05/15/2018	2,000	2,299
AmeriCredit Automobile Receivables Trust				Commonwealth Bank of Australia
2013-5				3.75%, 10/15/2014(a)	1,750	1,782
0.53%, 03/08/2017(b)	1,000	1,001
Capital Auto Receivables Asset Trust / Ally				Commonwealth Bank of Australia/New York
0.47%, 07/20/2014 (b)	1,475	1,474		NY
Capital Auto Receivables Asset Trust 2014-1				2.25%, 03/13/2019	500	497
0.68%, 05/20/2016 (b)	500	501		Goldman Sachs Group Inc/The
				1.34%, 11/15/2018(b)	2,000	2,018
CPS Auto Receivables Trust 2013-A				HSBC Bank PLC
1.31%, 06/15/2020(a),(b)	1,651	1,648
				3.10%, 05/24/2016(a)	375	392
CPS Auto Receivables Trust 2013-B				3.50%, 06/28/2015(a)	1,500	1,555
1.82%, 09/15/2020(a),(b)	1,059	1,061
				ING Bank NV
CPS Auto Receivables Trust 2013-C				2.38%, 06/09/2014(a)	1,250	1,255
1.64%, 04/16/2018(a)	819	823
				JP Morgan Chase Bank NA
CPS Auto Receivables Trust 2013-D				0.56%, 06/13/2016(b)	1,000	995
1.54%, 07/16/2018(a),(b)	910	913
CPS Auto Trust				5.88%, 06/13/2016	1,250	1,378
1.48%, 03/16/2020(a)	413	414		6.00%, 10/01/2017	3,000	3,417
				KeyBank NA/Cleveland OH
Ford Credit Auto Owner Trust				5.45%, 03/03/2016	250	271
0.40%, 09/15/2015	296	296		7.41%, 10/15/2027	3,750	4,004
Santander Drive Auto Receivables Trust 2013-				Morgan Stanley
1				0.69%, 10/18/2016(b)	2,000	1,995
0.48%, 02/16/2016	263	263		1.09%, 01/24/2019(b)	2,750	2,754
Santander Drive Auto Receivables Trust 2013-				National City Bank/Cleveland OH
2				0.60%, 06/07/2017(b)	500	496
0.47%, 03/15/2016(b)	887	887
				PNC Bank NA
Santander Drive Auto Receivables Trust 2013-				4.88%, 09/21/2017	1,700	1,879
5				6.00%, 12/07/2017	1,400	1,607
0.53%, 04/17/2017(b)	1,000	1,001
				SunTrust Bank/Atlanta GA
Santander Drive Auto Receivables Trust 2014-				0.53%, 08/24/2015(b)	1,700	1,695
1				7.25%, 03/15/2018	1,500	1,762
0.74%, 06/15/2017	1,000	1,001		US Bank NA/Cincinnati OH
		$14,385		0.47%, 01/30/2017(b)	500	500
Automobile Floor Plan Asset Backed Securities - 3.91%				Wachovia Bank NA
Ally Master Owner Trust				4.88%, 02/01/2015	1,500	1,554
0.61%, 04/15/2018(b)	2,500	2,505		6.00%, 11/15/2017	1,250	1,440
CNH Wholesale Master Note Trust				Wells Fargo Bank NA
0.75%, 08/15/2019(a),(b)	1,250	1,252		5.75%, 05/16/2016	1,750	1,924
Ford Credit Floorplan Master Owner Trust A						$49,653
0.53%, 01/15/2018(b)	2,000	2,003
0.56%, 02/15/2019(b)	500	500		Beverages - 1.64%
Nissan Master Owner Trust Receivables				PepsiCo Inc
0.46%, 02/15/2018 (b)	2,000	2,002		0.75%, 03/05/2015	1,000	1,003
				SABMiller Holdings Inc
World Omni Master Owner Trust				0.93%, 08/01/2018(a),(b)	500	504
0.51%, 02/15/2018(a),(b)	1,750	1,752
				1.85%, 01/15/2015(a)	1,000	1,009
		$10,014		SABMiller PLC
				6.50%, 07/01/2016(a)	1,500	1,678
						$4,194

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Biotechnology - 0.60%				Gas- 0.40%
Amgen Inc				Florida Gas Transmission Co LLC
2.13%, 05/15/2017	$750	$765		4.00%, 07/15/2015(a)	$1,000	$1,036
Gilead Sciences Inc

2.40%, 12/01/2014	750	759		Home Equity Asset Backed Securities - 6.13%
		$1,524		ABFC 2005-WMC1 Trust
Chemicals - 0.61%				0.81%, 06/25/2035(b)	1,016	997
Airgas Inc				ACE Securities Corp Home Equity Loan Trust
3.25%, 10/01/2015	1,500	1,550		Series 2005-HE2
				0.87%, 04/25/2035(b)	492	490
				ACE Securities Corp Home Equity Loan Trust
Commercial Services - 0.31%				Series 2005-WF1
ERAC USA Finance LLC				0.49%, 05/25/2035(b)	502	490
5.60%, 05/01/2015(a)	750	788
				Asset Backed Securities Corp Home Equity
				Loan Trust Series OOMC 2005-HE6
Computers - 0.77%				0.66%, 07/25/2035(b)	827	816
Apple Inc				Bayview Financial Acquisition Trust
1.00%, 05/03/2018	500	485		0.78%, 05/28/2044(b)	411	409
International Business Machines Corp				5.66%, 12/28/2036(b)	48	48
1.95%, 02/12/2019	1,500	1,488		Bear Stearns Asset Backed Securities I Trust
		$1,973		2006-PC1
				0.48%, 12/25/2035(b)	854	846
Diversified Financial Services - 6.26%				Home Equity Asset Trust 2005-2
Ford Motor Credit Co LLC				0.87%, 07/25/2035(b)	217	217
3.98%, 06/15/2016	1,700	1,801		Home Equity Asset Trust 2005-4
General Electric Capital Corp				0.86%, 10/25/2035(b)	1,000	913
0.75%, 01/14/2019(b)	2,500	2,502		JP Morgan Mortgage Acquisition Corp 2005-
0.89%, 07/12/2016(b)	2,750	2,776		FLD1
5.63%, 09/15/2017	500	567		0.64%, 07/25/2035(b)	180	178
Jefferies Group LLC				JP Morgan Mortgage Acquisition Corp 2005-
3.88%, 11/09/2015	1,000	1,041		OPT1
MassMutual Global Funding II				0.60%, 06/25/2035(b)	331	328
2.30%, 09/28/2015(a)	2,250	2,304		Mastr Asset Backed Securities Trust 2005-
2.88%, 04/21/2014(a)	1,000	1,001		FRE1
Murray Street Investment Trust I				0.40%, 10/25/2035(b)	114	114
4.65%, 03/09/2017(b)	3,750	4,051		New Century Home Equity Loan Trust 2005-
		$16,043		3
				0.63%, 07/25/2035(b)	4,317	4,288
Electric - 4.57%
Dominion Resources Inc/VA				RAMP Series 2005-EFC2 Trust
				0.62%, 07/25/2035(b)	260	256
1.40%, 09/15/2017	1,000	986
LG&E and KU Energy LLC				RASC Series 2003-KS10 Trust
2.13%, 11/15/2015	1,000	1,016		4.47%, 03/25/2032	469	479
NiSource Finance Corp				RASC Series 2005-EMX4 Trust
				0.49%, 11/25/2035(b)	110	110
5.25%, 09/15/2017	1,000	1,112
PPL Energy Supply LLC				Soundview Home Loan Trust 2005-CTX1
				0.57%, 11/25/2035(b)	750	727
5.70%, 10/15/2035	1,400	1,493
6.50%, 05/01/2018	500	561		Structured Asset Securities Corp Mortgage
Public Service Co of New Mexico				Loan Trust Series 2005-GEL4
				0.77%, 08/25/2035(b)	194	185
7.95%, 05/15/2018	2,500	2,981
Southern Co/The				Terwin Mortgage Trust 2005-2HE
				0.91%, 01/25/2035(a),(b)	62	62
2.45%, 09/01/2018	1,000	1,014
TransAlta Corp				Terwin Mortgage Trust Series TMTS 2005-
6.65%, 05/15/2018	2,250	2,549		14HE
				4.85%, 08/25/2036(b)	241	249
		$11,712		Wells Fargo Home Equity Asset-Backed
Finance - Mortgage Loan/Banker - 3.69%				Securities 2004-2 Trust
Fannie Mae				0.57%, 10/25/2034(b)	53	52
0.88%, 02/08/2018	3,000	2,937		5.00%, 10/25/2034	2,646	2,644
1.13%, 04/27/2017	3,500	3,518		5.00%, 10/25/2034	58	58
Freddie Mac				Wells Fargo Home Equity Asset-Backed
0.63%, 12/29/2014	3,000	3,007		Securities 2005-2 Trust
		$9,462		0.56%, 11/25/2035(b)	752	749

Food- 0.80%						$15,705
Ingredion Inc				Insurance - 5.19%
3.20%, 11/01/2015	1,000	1,031		Berkshire Hathaway Finance Corp
Tesco PLC				1.60%, 05/15/2017	2,500	2,530
2.00%, 12/05/2014(a)	1,000	1,009		2.00%, 08/15/2018	1,000	1,006
		$2,040		Berkshire Hathaway Inc
				2.20%, 08/15/2016	1,000	1,033

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Insurance (continued)				Mortgage Backed Securities (continued)
MetLife Inc				CHL Mortgage Pass-Through Trust 2003-46
6.82%, 08/15/2018	$750	$895		2.57%, 01/19/2034(b)	$206	$213
Metropolitan Life Global Funding I				CHL Mortgage Pass-Through Trust 2004-19
5.13%, 06/10/2014(a)	1,010	1,019		5.25%, 10/25/2034	64	64
New York Life Global Funding				CHL Mortgage Pass-Through Trust 2004-J1
2.45%, 07/14/2016(a)	2,000	2,073		4.50%, 01/25/2019(b)	107	109
3.00%, 05/04/2015(a)	500	513		CHL Mortgage Pass-Through Trust 2004-J7
Prudential Covered Trust 2012-1				5.00%, 09/25/2019	178	184
3.00%, 09/30/2015(a)	2,869	2,945		Citigroup Mortgage Loan Trust 2009-6
Prudential Holdings LLC				2.61%, 07/25/2036(a),(b)	154	156
1.11%, 12/18/2017(a),(b)	1,286	1,290		Credit Suisse First Boston Mortgage Securities
		$13,304		Corp
				1.11%, 05/25/2034(b)	114	111
Iron & Steel - 0.41%				5.00%, 09/25/2019	43	41
ArcelorMittal				5.00%, 10/25/2019	233	234
4.25%, 03/01/2016	1,000	1,038		Credit Suisse Mortgage Capital Certificates
				4.41%, 07/27/2037(a),(b)	296	296
Machinery - Construction & Mining - 0.59%				Deutsche Mortgage Securities Inc REMIC
Caterpillar Financial Services Corp				Trust Series 2010-RS2
2.05%, 08/01/2016	500	514		3.89%, 06/28/2047(a),(b)	1,147	1,151
Caterpillar Inc				Freddie Mac REMICS
1.50%, 06/26/2017	1,000	1,001		0.61%, 06/15/2023(b)	5	5
		$1,515		Ginnie Mae
				0.62%, 07/16/2054(b)	9,837	573
Manufactured Housing Asset Backed Securities - 0.03%				0.70%, 08/16/2051(b)	11,740	739
Green Tree Financial Corp				0.87%, 02/16/2053(b)	17,028	1,244
7.70%, 09/15/2026	65	70		0.92%, 03/16/2052(b)	9,857	813
Mid-State Trust IV				0.93%, 10/16/2054(b)	4,926	329
8.33%, 04/01/2030	17	18		0.94%, 06/16/2055(b)	9,945	637
		$88		0.95%, 10/16/2054(b)	6,450	383
				0.98%, 03/16/2049(b)	13,935	850
Media- 0.95%				1.01%, 01/16/2055(b)	7,889	499
NBCUniversal Enterprise Inc
0.78%, 04/15/2016 (a),(b)	500	501		1.03%, 10/16/2054(b)	4,890	329
				1.03%, 02/16/2055(b)	9,762	530
Time Warner Cable Inc				1.14%, 08/16/2042(b)	15,349	1,158
8.25%, 04/01/2019	750	934		1.15%, 06/16/2045(b)	12,568	981
Walt Disney Co/The				1.22%, 02/16/2046(b),(c)	9,901	842
1.13%, 02/15/2017	1,000	1,002		1.41%, 12/16/2036(b)	4,520	383
		$2,437		4.50%, 08/20/2032	46	48
Mining - 0.70%				JP Morgan Mortgage Trust 2004-S1
Teck Resources Ltd				5.00%, 09/25/2034	645	673
5.38%, 10/01/2015	500	532		JP Morgan Resecuritization Trust Series 2010-
Xstrata Finance Canada Ltd				4
2.70%, 10/25/2017(a),(b)	1,250	1,265		2.41%, 10/26/2036(a),(b)	271	271
		$1,797		MASTR Alternative Loan Trust 2003-9
				6.50%, 01/25/2019	156	163
Mortgage Backed Securities - 11.04%				MASTR Asset Securitization Trust
Adjustable Rate Mortgage Trust 2004-2				5.25%, 12/25/2033	260	261
1.29%, 02/25/2035(b)	42	42
				MASTR Asset Securitization Trust 2004-11
Alternative Loan Trust 2004-J8				5.00%, 12/25/2019	46	47
6.00%, 02/25/2017	79	80		MASTR Asset Securitization Trust 2004-9
Banc of America Alternative Loan Trust 2003-				5.00%, 09/25/2019	152	155
10				PHH Mortgage Trust Series 2008-CIM1
5.00%, 12/25/2018	290	297		5.22%, 06/25/2038	889	907
Banc of America Funding 2004-3 Trust				Prime Mortgage Trust 2005-2
4.75%, 09/25/2019	207	212		5.25%, 07/25/2020(b)	356	361
Banc of America Funding 2006-G Trust				RALI Series 2003-QS23 Trust
0.33%, 07/20/2036(b)	207	206
				5.00%, 12/26/2018	605	615
Banc of America Mortgage Trust 2004-8				RALI Series 2004-QS3 Trust
5.25%, 10/25/2019	89	92		5.00%, 03/25/2019	181	188
Banc of America Mortgage Trust 2005-7				Sequoia Mortgage Trust 2013-4
5.00%, 08/25/2020	36	36		1.55%, 04/25/2043(b)	2,116	1,945
BCAP LLC 2011-RR11 Trust				Sequoia Mortgage Trust 2013-8
2.52%, 03/26/2035(a),(b)	391	395
				2.25%, 06/25/2043(b)	1,393	1,319
Cendant Mortgage Capital LLC CDMC				Springleaf Mortgage Loan Trust
Mortgage Pass Through Ce Se 04 3				1.27%, 06/25/2058(a),(b)	1,990	1,982
4.88%, 06/25/2034(b)	11	11
				Springleaf Mortgage Loan Trust 2012-2
CHL Mortgage Pass-Through Trust 2003-28				2.22%, 10/25/2057(a)	1,435	1,455
4.50%, 08/25/2033	33	33

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Other Asset Backed Securities (continued)
Springleaf Mortgage Loan Trust 2012-3				Green Tree Home Improvement Loan Trust
1.57%, 12/25/2059(a),(b)	$1,803	$1,802		7.45%, 09/15/2025	$2	$2
2.66%, 12/25/2059(a),(b)	500	497		JP Morgan Mortgage Acquisition Corp 2005-
Springleaf Mortgage Loan Trust 2013-2				OPT2
1.78%, 12/25/2065(a)	867	866		0.44%, 12/25/2035(b)	600	582
3.52%, 12/25/2065(a),(b)	405	406		Mastr Specialized Loan Trust
WaMu Mortgage Pass-Through Certificates				1.40%, 11/25/2034(a),(b)	253	247
Series 2003-S8 Trust				Merrill Lynch Mortgage Investors Trust Series
5.00%, 09/25/2018	68	70		2005-FM1
		$28,289		0.53%, 05/25/2036(b)	403	398
				PFS Financing Corp
Oil & Gas - 4.49%				0.65%, 04/17/2017(a),(b)	1,250	1,251
BP Capital Markets PLC				0.70%, 02/15/2018(a),(b)	2,000	2,001
4.75%, 03/10/2019	2,000	2,223		0.75%, 02/15/2019(a),(b)	750	751
Chevron Corp				Saxon Asset Securities Trust 2005-3
1.72%, 06/24/2018	1,300	1,295		0.52%, 11/25/2035(b)	371	365
Ensco PLC				Securitized Asset Backed Receivables LLC
3.25%, 03/15/2016	1,750	1,825		Trust 2006-OP1
Phillips 66				0.45%, 10/25/2035(b)	36	36
2.95%, 05/01/2017	1,500	1,565		Springleaf Funding Trust 2013-A
Shell International Finance BV				2.58%, 09/15/2021(a),(b)	750	755
3.10%, 06/28/2015	1,500	1,549		Wachovia Mortgage Loan Trust Series 2005-
Total Capital Canada Ltd				WMC1
0.62%, 01/15/2016(b)	500	503		0.89%, 10/25/2035(b)	281	276
Total Capital International SA						$11,334
0.81%, 08/10/2018(b)	250	252
1.55%, 06/28/2017	1,500	1,515		Pharmaceuticals - 1.76%
Total Capital SA				AbbVie Inc
3.00%, 06/24/2015	750	773		1.20%, 11/06/2015	3,000	3,026
		$11,500		Merck & Co Inc
				1.10%, 01/31/2018	1,500	1,470
Oil & Gas Services - 0.82%						$4,496
Schlumberger Investment SA
1.95%, 09/14/2016(a)	1,000	1,024		Pipelines - 0.33%
Weatherford International Ltd/Bermuda				DCP Midstream LLC
5.50%, 02/15/2016	1,000	1,074		5.38%, 10/15/2015(a)	810	854
		$2,098

Other Asset Backed Securities - 4.42%				Real Estate - 0.66%
Ameriquest Mortgage Securities Inc Asset-				WEA Finance LLC
Backed Pass-Through Ctfs Ser 2004-R11				7.13%, 04/15/2018(a)	750	891
0.76%, 11/25/2034(b)	79	78		WEA Finance LLC / WT Finance Aust Pty
Ameriquest Mortgage Securities Inc Asset-				Ltd
Backed Pass-Through Ctfs Ser 2005-R1				5.75%, 09/02/2015(a)	750	800
0.60%, 03/25/2035(b)	754	744				$1,691
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2005-R6				REITS- 1.67%
0.35%, 08/25/2035(b)	97	96		BioMed Realty LP
				3.85%, 04/15/2016	1,000	1,052
Carrington Mortgage Loan Trust Series 2005-				Health Care REIT Inc
FRE1
0.43%, 12/25/2035(b)	96	96		3.63%, 03/15/2016	750	788
				5.88%, 05/15/2015	1,000	1,056
Carrington Mortgage Loan Trust Series 2005-				Healthcare Realty Trust Inc
NC4
0.55%, 09/25/2035(b)	340	335		6.50%, 01/17/2017	750	846
Citigroup Mortgage Loan Trust Inc				Nationwide Health Properties Inc
0.58%, 07/25/2035 (b)	120	119		6.00%, 05/20/2015	500	530
CNH Equipment Trust 2012-D						$4,272
0.45%, 04/15/2016	458	458		Savings & Loans - 0.00%
Countrywide Asset-Backed Certificates				Washington Mutual Bank / Henderson NV
0.60%, 08/25/2035(b)	973	966		0.00%, 01/15/2013(d)	200	—
Credit-Based Asset Servicing and
Securitization LLC
4.89%, 07/25/2035(b)	777	792		Semiconductors - 0.39%
FFMLT Trust 2005-FF2				Samsung Electronics America Inc
0.81%, 03/25/2035(b)	114	113		1.75%, 04/10/2017(a)	1,000	1,002
Fieldstone Mortgage Investment Trust Series
2005-1				Student Loan Asset Backed Securities - 1.38%
1.23%, 03/25/2035(b)	625	606		SLC Private Student Loan Trust 2010-B
First Franklin Mortgage Loan Trust 2005-FF4				3.66%, 07/15/2042(a),(b)	604	638
0.58%, 05/25/2035(b)	268	267

See accompanying notes.

Schedule of Investments
Short-Term Income Account
March 31, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Student Loan Asset Backed Securities (continued)				Government National Mortgage Association (GNMA)
SLM Private Credit Student Loan Trust 2002-				(continued)
				10.00%, 09/15/2018	$3	$3

A 0.78%, 12/16/2030(b)	$1,000	$984		10.00%, 09/15/2018	2	2
SLM Private Education Loan Trust 2013-A				10.00%, 05/15/2020	6	6
0.75%, 08/15/2022(a),(b)	781	783		10.00%, 02/15/2019	20	20
SLM Private Education Loan Trust 2013-B						$47
0.80%, 07/15/2022(a),(b)	615	616		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
SLM Student Loan Trust				OBLIGATIONS		$698
0.75%, 07/15/2022(a),(b)	500	501		Total Investments		$253,950
		$3,522		Other Assets in Excess of Liabilities, Net - 0.87%		$2,237
				TOTAL NET ASSETS - 100.00%		$256,187
Telecommunications - 2.93%
AT&T Inc
0.62%, 02/12/2016(b)	1,000	1,002		(a)		Security exempt from registration under Rule 144A of the Securities Act of
Cisco Systems Inc				1933. These securities may be resold in transactions exempt from
1.10%, 03/03/2017	1,500	1,503		registration, normally to qualified institutional buyers. Unless otherwise
Verizon Communications Inc				indicated, these securities are not considered illiquid. At the end of the
1.98%, 09/14/2018(b)	500	525		period, the value of these securities totaled $61,634 or 24.06% of net
3.65%, 09/14/2018	1,500	1,597		assets.
5.50%, 02/15/2018	750	854		(b)	Variable Rate. Rate shown is in effect at March 31, 2014.
Vodafone Group PLC				(c)		Fair value of these investments is determined in good faith by the
0.62%, 02/19/2016(b)	1,000	1,000		Manager under procedures established and periodically reviewed by the
1.63%, 03/20/2017	1,000	1,011		Board of Directors. At the end of the period, the fair value of these
		$7,492		securities totaled $842 or 0.33% of net assets.
				(d) Non-Income Producing Security
Transportation - 0.29%
Ryder System Inc
2.45%, 11/15/2018	750	751
				Portfolio Summary (unaudited)
				Sector		Percent
Trucking & Leasing - 1.00%				Financial		33.16%
Penske Truck Leasing Co Lp / PTL Finance				Asset Backed Securities		21.49%
Corp				Mortgage Securities		11.31%
2.50%, 03/15/2016(a)	1,000	1,025
3.13%, 05/11/2015(a)	1,500	1,537		Consumer, Non-cyclical		6.00%
				Energy		5.64%
		$2,562		Utilities		4.97%
TOTAL BONDS		$246,409		Communications		3.88%
U.S. GOVERNMENT & GOVERNMENT	Principal			Government		3.69%
AGENCY OBLIGATIONS - 0.27%	Amount (000's)	Value(000	's)	Exchange Traded Funds		2.67%
Federal Home Loan Mortgage Corporation (FHLMC) -				Industrial		1.88%
0.03%				Basic Materials		1.72%
2.24%, 11/01/2021(b)	$2	$2		Consumer, Cyclical		1.56%
2.38%, 09/01/2035(b)	61	65		Technology		1.16%
6.00%, 05/01/2017	14	15		Other Assets in Excess of Liabilities, Net		0.87%
9.50%, 08/01/2016	1	1		TOTAL NET ASSETS		100.00%
		$83

Federal National Mortgage Association (FNMA) - 0.22%
1.88%, 04/01/2033(b)	160	170
2.26%, 12/01/2032(b)	41	45
2.28%, 02/01/2037(b)	90	96
2.35%, 07/01/2034(b)	74	79
2.36%, 08/01/2034(b)	28	30
2.36%, 01/01/2035(b)	11	11
2.37%, 01/01/2035(b)	47	50
2.41%, 11/01/2032(b)	11	11
2.42%, 02/01/2035(b)	10	11
2.63%, 12/01/2033(b)	30	30
4.24%, 11/01/2035(b)	3	3
5.60%, 04/01/2019(b)	1	1
8.00%, 05/01/2027	26	29
8.50%, 11/01/2017	2	2
		$568
Government National Mortgage Association (GNMA) -
0.02%
9.00%, 12/15/2020	3	3
9.00%, 04/20/2025	1	1
10.00%, 02/15/2025	2	3
10.00%, 06/15/2020	7	8
11.00%, 12/15/2015	1	—
10.00%, 04/15/2025	1	1

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2014 (unaudited)

COMMON STOCKS - 98.84%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 0.88%				Commercial Services (continued)
Spirit Airlines Inc (a)	9,700	$576		Corporate Executive Board Co	5,100	$379
				Huron Consulting Group Inc (a)	8,520	540
				Korn/Ferry International (a)	26,070	776
Apparel - 2.25%				Live Nation Entertainment Inc (a)	26,530	577
G-III Apparel Group Ltd (a)	7,180	514
				On Assignment Inc (a)	10,600	409
Iconix Brand Group Inc (a)	7,239	284
				PAREXEL International Corp (a)	14,460	782
Skechers U.S.A. Inc (a)	18,590	680
				RPX Corp (a)	15,124	246
		$1,478		Team Health Holdings Inc (a)	9,480	424
Automobile Parts & Equipment - 0.99%				Towers Watson & Co	3,340	381
Tower International Inc (a)	23,840	649				$5,037

				Computers - 4.51%
Banks - 8.23%				A10 Networks Inc (a)	6,916	104
BankUnited Inc	20,530	714		CACI International Inc (a)	5,410	399
BBCN Bancorp Inc	11,941	205		Manhattan Associates Inc (a)	27,920	978
First Interstate Bancsystem Inc	10,740	303		Netscout Systems Inc (a)	21,880	822
First Merchants Corp	3,269	71		Nimble Storage Inc (a)	5,270	200
First of Long Island Corp/The	2,390	97		Syntel Inc (a)	5,020	452
FirstMerit Corp	30,630	638				$2,955
Glacier Bancorp Inc	12,147	353
PrivateBancorp Inc	26,640	813		Diversified Financial Services - 1.46%
Susquehanna Bancshares Inc	49,790	567		Evercore Partners Inc - Class A	4,190	232
Talmer Bancorp Inc (a)	12,516	183		Medley Capital Corp	17,240	235
United Community Banks Inc/GA (a)	23,436	455		Waddell & Reed Financial Inc	6,702	493
Webster Financial Corp	17,970	558				$960
WesBanco Inc	6,800	216		Electric - 2.71%
Western Alliance Bancorp (a)	8,886	219		Avista Corp	15,146	464
		$5,392		NRG Yield Inc	12,030	476
Biotechnology - 3.82%				UNS Energy Corp	13,894	834
Acceleron Pharma Inc (a)	1,580	54				$1,774
Alnylam Pharmaceuticals Inc (a)	2,230	150		Electrical Components & Equipment - 2.76%
BIND Therapeutics Inc (a)	12,004	144		Acuity Brands Inc	3,340	443
Bluebird Bio Inc (a)	1,958	45		EnerSys Inc	13,740	952
Cambrex Corp (a)	5,240	99		Generac Holdings Inc	7,000	413
Cellular Dynamics International Inc (a)	3,617	54				$1,808
Cubist Pharmaceuticals Inc (a)	1,610	118
Cytokinetics Inc (a)	12,869	122		Electronics - 1.55%
Cytokinetics Inc - Warrants (a),(b),(c)	12,207	9		FEI Co	8,700	896
Eleven Biotherapeutics Inc (a)	3,743	61		Fluidigm Corp (a)	2,748	121
Epizyme Inc (a)	2,840	65				$1,017
Exact Sciences Corp (a)	11,747	166
Fate Therapeutics Inc (a)	7,900	77		Energy - Alternate Sources - 0.93%
Foundation Medicine Inc (a)	3,000	97		Pattern Energy Group Inc	22,360	607
Genocea Biosciences Inc (a)	4,619	84
Insmed Inc (a)	6,610	126		Engineering & Construction - 1.67%
Intercept Pharmaceuticals Inc (a)	440	145		EMCOR Group Inc	13,960	653
Karyopharm Therapeutics Inc (a)	2,500	77		MasTec Inc (a)	10,240	445
MacroGenics Inc (a)	2,954	82				$1,098
Marrone Bio Innovations Inc (a)	4,900	68
Medivation Inc (a)	1,490	96		Food - 0.43%
				Sprouts Farmers Market Inc (a)	7,730	279
NewLink Genetics Corp (a)	2,490	71
NPS Pharmaceuticals Inc (a)	7,454	223
Seattle Genetics Inc (a)	1,950	89		Gas - 0.54%
Sunesis Pharmaceuticals Inc (a)	13,240	87		Southwest Gas Corp	6,610	353
Ultragenyx Pharmaceutical Inc (a)	1,107	54
Versartis Inc (a)	1,481	44
				Healthcare - Products - 1.89%
		$2,507		Amedica Corp (a)	8,350	63
Building Materials - 0.85%				Cantel Medical Corp	5,616	189
Eagle Materials Inc	2,740	243		Cynosure Inc (a)	8,382	245
PGT Inc (a)	27,080	312		DexCom Inc (a)	6,220	257
		$555		Insulet Corp (a)	5,670	269
				LDR Holding Corp (a)	1,570	54
Chemicals - 1.12%				STAAR Surgical Co (a)	8,600	162
Axiall Corp	4,240	190				$1,239
Landec Corp (a)	5,930	66
OM Group Inc	14,320	476		Healthcare - Services - 2.94%
		$732		Centene Corp (a)	7,130	444
				Envision Healthcare Holdings Inc (a)	15,700	531
Commercial Services - 7.68%				HealthSouth Corp	26,530	953
ABM Industries Inc	18,180	523				$1,928

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Builders - 0.93%				Publicly Traded Investment Fund - 0.18%
Installed Building Products Inc (a)	21,840	$304		THL Credit Inc	8,690	$120
KB Home	18,170	309

		$613		REITS - 5.52%
Insurance - 4.62%				American Assets Trust Inc	5,700	192
American Equity Investment Life Holding Co	22,462	531		BRE Properties Inc	8,330	523
CNO Financial Group Inc	38,470	696		EPR Properties	7,500	400
Hanover Insurance Group Inc/The	9,432	580		First Industrial Realty Trust Inc	36,960	714
Horace Mann Educators Corp	15,770	457		RLJ Lodging Trust	33,750	903
StanCorp Financial Group Inc	5,700	381		Weingarten Realty Investors	29,600	888
Validus Holdings Ltd	10,191	384				$3,620

		$3,029		Retail - 9.56%
Internet - 2.65%				Brown Shoe Co Inc	31,310	831
Barracuda Networks Inc (a)	11,466	389		Conn's Inc (a)	11,630	452
Borderfree Inc (a)	2,856	53		Container Store Group Inc/The (a)	8,490	288
CDW Corp/DE	27,513	755		Haverty Furniture Cos Inc	10,410	309
Intralinks Holdings Inc (a)	20,830	213		Kirkland's Inc (a)	12,181	225
Mavenir Systems Inc (a)	15,600	280		Office Depot Inc (a)	171,666	709
Stamps.com Inc (a)	1,342	45		Penske Automotive Group Inc	12,585	538
		$1,735		Red Robin Gourmet Burgers Inc (a)	7,324	525
				Rite Aid Corp (a)	163,270	1,024
Machinery - Diversified - 1.23%				Stein Mart Inc	18,400	258
Albany International Corp	7,240	257		Susser Holdings Corp (a)	6,830	427
DXP Enterprises Inc (a)	5,780	549		Wendy's Co/The	74,380	678
		$806				$6,264

Media - 0.79%				Savings & Loans - 0.89%
Cumulus Media Inc (a)	75,230	520		Oritani Financial Corp	15,312	242
				Provident Financial Services Inc	18,550	341
Metal Fabrication & Hardware - 1.52%						$583
Mueller Water Products Inc - Class A	33,390	317		Semiconductors - 1.05%
Worthington Industries Inc	17,750	679		Entegris Inc (a)	57,090	691
		$996

Mining - 0.56%				Software - 7.06%
US Silica Holdings Inc	9,600	366		2U Inc (a)	13,759	188
				Acxiom Corp (a)	27,630	950
Miscellaneous Manufacturing - 1.48%				Advent Software Inc	17,375	510
Crane Co	13,610	968		Amber Road Inc (a)	14,454	223
				Aspen Technology Inc (a)	24,120	1,022
				Blackbaud Inc	9,510	298
Oil & Gas - 4.25%				CommVault Systems Inc (a)	7,210	468
Carrizo Oil & Gas Inc (a)	15,960	853		MedAssets Inc (a)	9,510	235
EPL Oil & Gas Inc (a)	16,710	645		Rocket Fuel Inc (a)	2,219	95
Kodiak Oil & Gas Corp (a)	37,350	453		SYNNEX Corp (a)	10,550	639
RSP Permian Inc (a)	13,840	400
						$4,628
Western Refining Inc	11,180	432
		$2,783		Telecommunications - 3.57%
				Aerohive Networks Inc (a)	13,284	140
Oil & Gas Services - 0.99%				ARRIS Group Inc (a)	34,299	967
Basic Energy Services Inc (a)	8,970	246		Plantronics Inc	12,460	554
Flotek Industries Inc (a)	14,487	403		RF Micro Devices Inc (a)	85,960	677
		$649				$2,338

Pharmaceuticals - 3.16%				Textiles - 0.53%
Achaogen Inc (a)	5,900	91		G&K Services Inc	5,659	346
Agios Pharmaceuticals Inc (a)	1,581	62
Akebia Therapeutics Inc (a)	3,887	76
Aratana Therapeutics Inc (a)	9,871	183		Transportation - 1.09%
Array BioPharma Inc (a)	30,400	143		Gulfmark Offshore Inc	9,830	442
Clovis Oncology Inc (a)	1,930	134		Navigator Holdings Ltd (a)	10,440	271
Concert Pharmaceuticals Inc (a)	4,272	58				$713
Keryx Biopharmaceuticals Inc (a)	9,180	156		TOTAL COMMON STOCKS		$64,786
Nektar Therapeutics (a)	10,630	129		INVESTMENT COMPANIES - 1.39%	Shares Held	Value(000	's)
Orexigen Therapeutics Inc (a)	19,340	126
Prestige Brands Holdings Inc (a)	21,610	589		Publicly Traded Investment Fund - 1.39%
Relypsa Inc (a)	4,570	136		BlackRock Liquidity Funds FedFund Portfolio	914,487	914
Revance Therapeutics Inc (a)	2,260	71
Vanda Pharmaceuticals Inc (a)	7,391	120		TOTAL INVESTMENT COMPANIES		$914
		$2,074		Total Investments		$65,700
				Liabilities in Excess of Other Assets, Net - (0.23)%		$(153)
				TOTAL NET ASSETS - 100.00%		$65,547

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
March 31, 2014 (unaudited)

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $9 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		20.90%
Consumer, Non-cyclical		19.91%
Consumer, Cyclical		15.15%
Technology		12.62%
Industrial		12.15%
Communications		7.01%
Energy		6.16%
Utilities		3.25%
Basic Materials		1.68%
Exchange Traded Funds		1.40%
Liabilities in Excess of Other Assets, Net		(0.23)%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	4	$476		$468	$(8)
Total						$(8)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

COMMON STOCKS - 95.39%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.01%				Biotechnology - 8.06%
MDC Partners Inc	284	$6		Acceleron Pharma Inc (a)	142	$5
				Acorda Therapeutics Inc (a)	587	22
				Aegerion Pharmaceuticals Inc (a)	416	19
Aerospace & Defense - 0.63%				Alnylam Pharmaceuticals Inc (a)	13,398	899
Astronics Corp (a)	5,110	324
				AMAG Pharmaceuticals Inc (a)	484	9
GenCorp Inc (a)	705	13
				ANI Pharmaceuticals Inc (a)	3,570	112
HEICO Corp	994	60		Arena Pharmaceuticals Inc (a),(b)	2,771	17
Kaman Corp	259	10		Arqule Inc (a)	1,316	3
M/A-COM Technology Solutions Holdings Inc	224	5		Cambrex Corp (a)	30,408	574
(a)
				Cell Therapeutics Inc (a),(b)	3,038	10
Moog Inc (a)	93	6
				Celldex Therapeutics Inc (a)	1,219	22
Teledyne Technologies Inc (a)	170	16
				Cytokinetics Inc (a)	500	5
		$434		Dendreon Corp (a),(b)	3,684	11
Agriculture - 0.03%				Emergent Biosolutions Inc (a)	119	3
Tejon Ranch Co (a)	297	10		Endocyte Inc (a),(b)	393	9
Vector Group Ltd (b)	581	13		Epizyme Inc (a),(b)	14,160	322
		$23		Exact Sciences Corp (a),(b)	899	13
				Exelixis Inc (a),(b)	2,856	10
Airlines - 2.50%				Galena Biopharma Inc (a),(b)	2,403	6
Allegiant Travel Co	220	25		Halozyme Therapeutics Inc (a)	1,301	16
SkyWest Inc	77	1		Idenix Pharmaceuticals Inc (a),(b)	1,444	9
Spirit Airlines Inc (a)	28,472	1,691		ImmunoGen Inc (a)	949	14
		$1,717		Insmed Inc (a)	813	15
Apparel - 0.20%				Intercept Pharmaceuticals Inc (a)	1,382	456
Crocs Inc (a)	1,116	18		InterMune Inc (a)	17,921	600
G-III Apparel Group Ltd (a)	186	13		Intrexon Corp (a),(b)	10,680	281
Iconix Brand Group Inc (a)	389	15		Isis Pharmaceuticals Inc (a)	10,554	456
Oxford Industries Inc	179	14		Ligand Pharmaceuticals Inc (a)	255	17
Quiksilver Inc (a)	1,240	9		MacroGenics Inc (a)	11,745	327
RG Barry Corp	22	1		Medicines Co/The (a)	915	26
Steven Madden Ltd (a)	900	32		Momenta Pharmaceuticals Inc (a)	922	11
				Nanosphere Inc (a)	1,286	3
Wolverine World Wide Inc	1,293	37		NeoGenomics Inc (a)	751	3
		$139		NewLink Genetics Corp (a),(b)	395	11
Automobile Manufacturers - 0.00%				Novavax Inc (a)	2,394	11
Wabash National Corp (a)	122	2		NPS Pharmaceuticals Inc (a)	24,123	722
				OncoGenex Pharmaceutical Inc (a)	337	4
				Onconova Therapeutics Inc (a),(b)	116	1
Automobile Parts & Equipment - 0.21%				OvaScience Inc (a)	5,330	48
American Axle & Manufacturing Holdings Inc	684	13		PDL BioPharma Inc (b)	2,029	17
(a)
				PTC Therapeutics Inc (a),(b)	187	5
Dana Holding Corp	273	6		Puma Biotechnology Inc (a)	286	30
Dorman Products Inc (a)	377	22
				Repligen Corp (a)	695	9
Douglas Dynamics Inc	479	8		Sangamo BioSciences Inc (a)	883	16
Gentherm Inc (a)	487	17
				Stemline Therapeutics Inc (a)	225	5
Standard Motor Products Inc	319	11		Sunesis Pharmaceuticals Inc (a)	725	5
Tenneco Inc (a)	909	53
				Synageva BioPharma Corp (a)	245	20
Titan International Inc	608	12		Ultragenyx Pharmaceutical Inc (a)	1,330	65
Tower International Inc (a)	139	4
				Verastem Inc (a)	24,735	267
		$146		XOMA Corp (a)	1,586	8
Banks - 6.64%						$5,549
Bank of the Ozarks Inc	19,985	1,360
Cass Information Systems Inc	244	13		Building Materials - 3.64%
CoBiz Financial Inc	39,073	450		AAON Inc	423	12
Customers Bancorp Inc (a)	14,933	312		Apogee Enterprises Inc	11,474	381
				Boise Cascade Co (a)	288	8
First Financial Bankshares Inc (b)	344	21
First Internet Bancorp	4,090	93		Comfort Systems USA Inc	213	3
First NBC Bank Holding Co (a)	19,130	667		Drew Industries Inc	332	18
				Headwaters Inc (a)	941	12
Home BancShares Inc/AR	267	9		Louisiana-Pacific Corp (a)	1,464	25
PacWest Bancorp (b)	8,530	367
				Nortek Inc (a)	135	11
Square 1 Financial Inc (a)	6,360	128
				Patrick Industries Inc (a)	148	7
SVB Financial Group (a)	8,925	1,149
				PGT Inc (a)	744	9
		$4,569		Simpson Manufacturing Co Inc	73	3
Beverages - 0.06%				Texas Industries Inc (a)	259	23
Boston Beer Co Inc/The (a)	123	30		Trex Co Inc (a)	19,454	1,423
Farmer Bros Co (a)	138	3		US Concrete Inc (a)	308	7
National Beverage Corp (a)	265	5		USG Corp (a)	17,274	565
		$38				$2,507

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Chemicals - 1.41%				Commercial Services (continued)
Aceto Corp	141	$3		TrueBlue Inc (a)	596	$18
Balchem Corp	383	20		Vistaprint NV (a)	494	24
Chemtura Corp (a)	1,421	36		WEX Inc (a)	562	53
Ferro Corp (a)	1,052	14				$2,191
HB Fuller Co	743	36		Computers - 1.76%
Innophos Holdings Inc	318	18		A10 Networks Inc (a)	4,063	61
Innospec Inc	313	14		Computer Task Group Inc	363	6
KMG Chemicals Inc	152	2		Cray Inc (a)	261	10
Olin Corp (b)	759	21
				Datalink Corp (a)	422	6
OM Group Inc	46	2		Electronics For Imaging Inc (a)	370	16
PolyOne Corp	21,003	770		EPAM Systems Inc (a)	22,818	751
Quaker Chemical Corp	71	6		Icad Inc (a)	10,380	95
Rentech Inc (a)	5,281	10
				iGate Corp (a)	522	16
Stepan Co	165	11		Immersion Corp (a)	574	6
Taminco Corp (a)	332	7
Zep Inc	195	3		j2 Global Inc	700	35
				LivePerson Inc (a)	701	8
		$973		Luxoft Holding Inc (a)	78	3
Commercial Services - 3.18%				Manhattan Associates Inc (a)	1,189	42
Advisory Board Co/The (a)	449	29		MTS Systems Corp	235	16
American Public Education Inc (a)	411	14		Netscout Systems Inc (a)	553	21
AMN Healthcare Services Inc (a)	1,052	15		Qualys Inc (a)	349	9
Barrett Business Services Inc	165	10		Synaptics Inc (a)	489	29
Brink's Co/The	499	14		Syntel Inc (a)	231	21
Capella Education Co	258	16		Transact Technologies Inc	3,980	46
Cardtronics Inc (a)	685	27		Unisys Corp (a)	49	1
Carriage Services Inc	352	7		Virtusa Corp (a)	307	10
Chemed Corp (b)	273	25				$1,208
Corporate Executive Board Co	433	32
Corvel Corp (a)	270	14		Consumer Products - 0.09%
CoStar Group Inc (a)	414	77		Blyth Inc	211	2
Deluxe Corp	484	25		Spectrum Brands Holdings Inc	326	26
Education Management Corp (a),(b)	566	3		Tumi Holdings Inc (a)	698	16
Electro Rent Corp	217	4		WD-40 Co	236	18
Euronet Worldwide Inc (a)	750	31				$62
EVERTEC Inc	377	9		Cosmetics & Personal Care - 0.04%
ExamWorks Group Inc (a)	433	15		Elizabeth Arden Inc (a)	515	16
ExlService Holdings Inc (a)	489	15		Inter Parfums Inc	254	9
Forrester Research Inc	281	10		Revlon Inc (a)	84	2
Franklin Covey Co (a)	139	3				$27
Grand Canyon Education Inc (a)	665	31
H&E Equipment Services Inc (a)	19,196	776		Distribution & Wholesale - 3.40%
Healthcare Services Group Inc	871	25		Beacon Roofing Supply Inc (a)	626	24
Heartland Payment Systems Inc	554	23		Core-Mark Holding Co Inc	35	2
HMS Holdings Corp (a)	1,268	24		Houston Wire & Cable Co	132	2
Huron Consulting Group Inc (a)	69	4		MWI Veterinary Supply Inc (a)	10,811	1,683
Insperity Inc	528	16		Owens & Minor Inc	303	11
ITT Educational Services Inc (a),(b)	342	10		Pool Corp	695	43
JTH Holding Inc (a)	96	3		Watsco Inc	384	38
K12 Inc (a)	621	14		WESCO International Inc (a)	6,470	538
Kforce Inc	20,389	435				$2,341
Landauer Inc	221	10		Diversified Financial Services - 1.77%
LifeLock Inc (a)	955	16
				BGC Partners Inc	1,813	12
Matthews International Corp	272	11		Blackhawk Network Holdings Inc (a),(b)	269	7
MAXIMUS Inc	1,023	46		Cohen & Steers Inc	279	11
McGrath RentCorp	288	10		Credit Acceptance Corp (a)	113	16
Medifast Inc (a)	322	9
MoneyGram International Inc (a)	118	2		Diamond Hill Investment Group Inc	62	8
				Ellie Mae Inc (a)	337	10
Monro Muffler Brake Inc	455	26		Encore Capital Group Inc (a)	311	14
Multi-Color Corp	166	6		Evercore Partners Inc - Class A	11,031	610
National Research Corp (a)	86	2
On Assignment Inc (a)	672	26		Financial Engines Inc	4,377	222
PAREXEL International Corp (a)	815	44		GAMCO Investors Inc	133	10
Providence Service Corp/The (a)	237	7		Greenhill & Co Inc	423	22
				Higher One Holdings Inc (a)	749	5
RPX Corp (a)	101	2
				INTL. FCStone Inc (a)	101	2
Sotheby's	996	43		JGWPT Holdings Inc (a)	115	2
Steiner Leisure Ltd (a)	104	5
				KCG Holdings Inc (a)	726	9
Strayer Education Inc (a),(b)	242	11
Team Health Holdings Inc (a)	984	44		MarketAxess Holdings Inc	597	35
				Outerwall Inc (a),(b)	379	28
Team Inc (a)	306	13
				Portfolio Recovery Associates Inc (a)	762	44
TeleTech Holdings Inc (a)	289	7

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Environmental Control - 0.12%
Pzena Investment Management Inc	186	$2		Advanced Emissions Solutions Inc (a)	468	$12
Regional Management Corp (a)	61	2		Calgon Carbon Corp (a)	769	17
Virtus Investment Partners Inc (a)	97	17		Ceco Environmental Corp	196	3
WageWorks Inc (a)	373	21		Darling International Inc (a)	611	12
Westwood Holdings Group Inc	150	9		MSA Safety Inc	361	21
WisdomTree Investments Inc (a)	6,478	85		Pure Cycle Corp (a),(b)	392	2
World Acceptance Corp (a),(b)	202	15		Tetra Tech Inc (a)	112	3
		$1,218		US Ecology Inc	322	12

Electric - 0.01%						$82
EnerNOC Inc (a)	212	5		Food - 0.44%
UNS Energy Corp	57	3		B&G Foods Inc	680	20
		$8		Boulder Brands Inc (a)	713	13
				Cal-Maine Foods Inc	187	12
Electrical Components & Equipment - 1.65%				Hain Celestial Group Inc (a)	553	51
Acuity Brands Inc	7,131	945		Inventure Foods Inc (a)	329	5
Advanced Energy Industries Inc (a)	547	13
				J&J Snack Foods Corp	228	22
Belden Inc	588	41		Lancaster Colony Corp	267	27
Encore Wire Corp	58	3		Lifeway Foods Inc	101	1
EnerSys Inc	230	16		Pilgrim's Pride Corp (a)	952	20
Generac Holdings Inc	660	39		Sanderson Farms Inc	352	28
Graham Corp	233	7		SUPERVALU Inc (a)	2,365	16
Insteel Industries Inc	378	8		Tootsie Roll Industries Inc	418	12
Littelfuse Inc	302	28		TreeHouse Foods Inc (a)	368	26
SunPower Corp (a),(b)	622	20		United Natural Foods Inc (a)	710	50
Universal Display Corp (a)	518	17
				Village Super Market Inc	96	2
		$1,137				$305

Electronics - 2.65%				Forest Products & Paper - 0.14%
Analogic Corp	122	10		Clearwater Paper Corp (a)	253	16
Applied Optoelectronics Inc (a)	19,867	490
				Deltic Timber Corp	142	9
Badger Meter Inc	227	13		KapStone Paper and Packaging Corp (a)	1,207	35
Coherent Inc (a)	306	20
Control4 Corp (a),(b)	8,250	175		Neenah Paper Inc	38	2
FARO Technologies Inc (a)	10,625	563		Orchids Paper Products Co	118	3
FEI Co	629	65		PH Glatfelter Co	539	15
Fluidigm Corp (a)	368	16		Schweitzer-Mauduit International Inc	323	14
				Xerium Technologies Inc (a)	244	4
InvenSense Inc (a),(b)	731	17
Measurement Specialties Inc (a)	208	14				$98
Mesa Laboratories Inc	58	5		Gas - 0.01%
Methode Electronics Inc	10,914	335		South Jersey Industries Inc	132	7
NVE Corp (a)	112	6
OSI Systems Inc (a)	275	17
Rofin-Sinar Technologies Inc (a)	44	1		Hand & Machine Tools - 0.04%
Rogers Corp (a)	146	9		Franklin Electric Co Inc	663	28
Stoneridge Inc (a)	538	6
Taser International Inc (a)	777	14		Healthcare - Products - 4.05%
Watts Water Technologies Inc	47	3		Abaxis Inc (a)	327	13
Woodward Inc	1,028	43		ABIOMED Inc (a)	567	15
		$1,822		Accuray Inc (a)	1,085	10
				Align Technology Inc (a)	1,057	55
Energy - Alternate Sources - 0.00%				ArthroCare Corp (a)	337	16
Renewable Energy Group Inc (a)	88	1		AtriCure Inc (a)	7,139	134
				Atrion Corp	36	11
Engineering & Construction - 0.26%				Biolase Inc (a)	5	—
Aegion Corp (a)	101	3		Cantel Medical Corp	479	16
Dycom Industries Inc (a)	288	9		Cardiovascular Systems Inc (a)	381	12
Exponent Inc	196	15		Cepheid Inc (a)	12,352	638
MasTec Inc (a)	872	38		Cerus Corp (a),(b)	1,620	8
Mistras Group Inc (a)	373	8		Cyberonics Inc (a)	400	26
Tutor Perini Corp (a)	3,730	107		Cynosure Inc (a)	12,663	372
		$180		DexCom Inc (a)	1,013	42
				Endologix Inc (a)	920	12
Entertainment - 1.90%				Exactech Inc (a)	46	1
Carmike Cinemas Inc (a)	11,950	357		Female Health Co/The	509	4
Churchill Downs Inc	200	18		GenMark Diagnostics Inc (a)	838	8
Multimedia Games Holding Co Inc (a)	29,783	865		Genomic Health Inc (a)	375	10
National CineMedia Inc	379	6		Globus Medical Inc (a)	783	21
Pinnacle Entertainment Inc (a)	684	16		Haemonetics Corp (a)	739	24
Scientific Games Corp (a)	835	12		Hanger Inc (a)	337	11
Vail Resorts Inc	463	32		HeartWare International Inc (a)	237	22
		$1,306		ICU Medical Inc (a)	171	10

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Home Furnishings (continued)
Inogen Inc (a)	7,330	$121		Universal Electronics Inc (a)	32	$1
Insulet Corp (a)	774	37				$71
Integra LifeSciences Holdings Corp (a)	295	14
LDR Holding Corp (a),(b)	3,180	109		Housewares - 0.02%
LipoScience Inc (a)	4,319	14		Libbey Inc (a)	479	12
Luminex Corp (a)	542	10
Masimo Corp (a)	705	19		Insurance - 1.21%
Merge Healthcare Inc (a)	1,495	4		American Equity Investment Life Holding Co	110	3
Meridian Bioscience Inc	607	13		AmTrust Financial Services Inc	19,687	740
MiMedx Group Inc (a),(b)	2,134	13		Argo Group International Holdings Ltd	206	9
NanoString Technologies Inc (a)	18,563	383		Crawford & Co	221	2
Natus Medical Inc (a)	408	11		eHealth Inc (a)	235	12
NuVasive Inc (a)	210	8		Employers Holdings Inc	503	10
NxStage Medical Inc (a)	762	10		Greenlight Capital Re Ltd (a)	163	5
PhotoMedex Inc (a),(b),(c)	99	2		HCI Group Inc	208	8
Quidel Corp (a)	416	11		Infinity Property & Casualty Corp	128	9
Spectranetics Corp (a)	592	18		Maiden Holdings Ltd	148	2
STAAR Surgical Co (a)	766	14		MGIC Investment Corp (a)	2,536	22
STERIS Corp	845	40		Radian Group Inc	601	9
SurModics Inc (a)	325	7		Third Point Reinsurance Ltd (a)	161	3
Tandem Diabetes Care Inc (a)	2,710	60		United Fire Group Inc	37	1
Thoratec Corp (a)	8,312	297				$835
Utah Medical Products Inc	76	4
Vascular Solutions Inc (a)	386	10		Internet - 3.99%
Volcano Corp (a)	798	16		Blucora Inc (a)	607	12
West Pharmaceutical Services Inc	1,001	44		Blue Nile Inc (a)	281	10
Zeltiq Aesthetics Inc (a)	405	8		BroadSoft Inc (a)	358	10
				ChannelAdvisor Corp (a)	14,670	554
		$2,788		Chegg Inc (a),(b)	31,220	219
Healthcare - Services - 2.37%				Cogent Communications Group Inc	687	24
Acadia Healthcare Co Inc (a)	23,698	1,069		comScore Inc (a)	531	17
Air Methods Corp (a)	564	30		Constant Contact Inc (a)	460	11
Alliance HealthCare Services Inc (a)	43	2		Conversant Inc (a)	968	27
Amsurg Corp (a)	221	10		Dice Holdings Inc (a)	907	7
Bio-Reference Labs Inc (a),(b)	568	16		Global Eagle Entertainment Inc (a)	25,990	410
Capital Senior Living Corp (a)	368	10		Global Sources Ltd (a)	74	1
Centene Corp (a)	787	49		HealthStream Inc (a)	468	12
Emeritus Corp (a)	577	18		HomeAway Inc (a)	22,765	858
Ensign Group Inc/The	266	12		Lionbridge Technologies Inc (a)	1,275	9
Gentiva Health Services Inc (a)	702	6		Liquidity Services Inc (a),(b)	581	15
HealthSouth Corp	1,046	38		magicJack VocalTec Ltd (a)	236	5
Healthways Inc (a)	505	9		Move Inc (a)	927	11
IPC The Hospitalist Co Inc (a)	250	12		NIC Inc	970	19
Molina Healthcare Inc (a)	406	15		OpenTable Inc (a)	294	23
Skilled Healthcare Group Inc (a)	402	2		Orbitz Worldwide Inc (a)	543	4
Surgical Care Affiliates Inc (a)	10,444	321		Overstock.com Inc (a)	264	5
US Physical Therapy Inc	272	9		Perficient Inc (a)	98	2
		$1,628		Q2 Holdings Inc (a)	2,020	31
				Reis Inc (a)	194	3
Holding Companies - Diversified - 0.80%				Saba Software Inc (a)	20,011	243
Horizon Pharma Inc (a),(b)	36,424	551
				Sapient Corp (a)	1,654	28
				Shutterfly Inc (a)	486	21
Home Builders - 0.13%				Shutterstock Inc (a)	114	8
Cavco Industries Inc (a)	137	11		SPS Commerce Inc (a)	235	14
KB Home	1,057	18		Stamps.com Inc (a)	292	10
LGI Homes Inc (a)	119	2		Travelzoo Inc (a)	185	4
Meritage Homes Corp (a)	409	17		Trulia Inc (a),(b)	352	12
Ryland Group Inc/The	595	24		Web.com Group Inc (a)	616	21
William Lyon Homes (a)	323	9		WebMD Health Corp (a)	412	17
Winnebago Industries Inc (a)	411	11		XO Group Inc (a)	593	6
		$92		Yelp Inc (a)	416	32
				Zillow Inc (a),(b)	297	26
Home Furnishings - 0.10%				Zix Corp (a)	1,454	6
American Woodmark Corp (a)	222	8
Daktronics Inc	203	3				$2,747
DTS Inc/CA (a)	425	8		Investment Companies - 0.00%
iRobot Corp (a),(b)	411	17		Main Street Capital Corp	59	2
La-Z-Boy Inc	301	8
Select Comfort Corp (a)	763	14
TiVo Inc (a)	898	12		Leisure Products & Services - 1.01%
				Arctic Cat Inc	309	15
				Black Diamond Inc (a)	26,007	318

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Leisure Products & Services (continued)				Miscellaneous Manufacturing (continued)
Brunswick Corp/DE	1,278	$58		Myers Industries Inc	83	$2
Interval Leisure Group Inc	592	15		Park-Ohio Holdings Corp (a)	193	11
Life Time Fitness Inc (a)	287	14		Polypore International Inc (a),(b)	601	21
Malibu Boats Inc (a)	11,930	265		Proto Labs Inc (a)	5,358	363
Marine Products Corp	245	2		Raven Industries Inc	536	18
Nautilus Inc (a)	695	7		Smith & Wesson Holding Corp (a),(b)	821	12
		$694		Standex International Corp	64	3
				Sturm Ruger & Co Inc (b)	283	17
Lodging - 0.03%				Tredegar Corp	211	5
Boyd Gaming Corp (a)	884	11		TriMas Corp (a)	660	22
Caesars Entertainment Corp (a),(b)	461	9
Monarch Casino & Resort Inc (a)	105	2				$636
		$22		Office Furnishings - 0.10%
				Herman Miller Inc	755	24
Machinery - Construction & Mining - 0.02%				HNI Corp	641	23
Hyster-Yale Materials Handling Inc	153	15		Interface Inc	763	16
				Steelcase Inc	237	4
Machinery - Diversified - 1.90%						$67
Altra Industrial Motion Corp	402	14		Oil & Gas - 4.14%
Applied Industrial Technologies Inc	568	27		Abraxas Petroleum Corp (a)	1,871	7
Chart Industries Inc (a)	391	31
				Apco Oil and Gas International Inc (a)	39	1
Cognex Corp (a)	1,311	44
				Approach Resources Inc (a),(b)	435	9
Columbus McKinnon Corp/NY	62	2		Arabian American Development Co (a)	403	4
DXP Enterprises Inc (a)	138	13
				Athlon Energy Inc (a)	165	6
Gorman-Rupp Co/The	300	10		Bill Barrett Corp (a)	316	8
Lindsay Corp (b)	165	15
				Bonanza Creek Energy Inc (a)	416	18
Middleby Corp/The (a)	4,280	1,131
				Carrizo Oil & Gas Inc (a)	555	30
Tennant Co	271	18		Contango Oil & Gas Co (a)	55	3
		$1,305		Delek US Holdings Inc	359	10
Media - 0.50%				Diamondback Energy Inc (a)	7,581	511
Cumulus Media Inc (a)	1,572	11		EPL Oil & Gas Inc (a)	216	8
Entravision Communications Corp	1,289	9		Evolution Petroleum Corp	396	5
Gray Television Inc (a)	26,525	275		Gastar Exploration Inc (a)	1,264	7
McClatchy Co/The (a),(b)	1,142	7		Gulfport Energy Corp (a)	6,155	438
Nexstar Broadcasting Group Inc	429	16		Isramco Inc (a),(b)	21	3
Saga Communications Inc	30	1		Jones Energy Inc (a)	102	2
Sinclair Broadcast Group Inc	882	24		Kodiak Oil & Gas Corp (a)	3,912	47
		$343		Magnum Hunter Resources Corp (a)	117,476	999
				Magnum Hunter Resources Corp - Warrants	11,865	—
Metal Fabrication & Hardware - 0.19%				(a),(c),(d)
CIRCOR International Inc	29	2		Panhandle Oil and Gas Inc	150	6
Furmanite Corp (a)	544	5		PetroQuest Energy Inc (a)	1,251	7
Mueller Industries Inc	822	25		Rex Energy Corp (a)	21,058	394
Mueller Water Products Inc - Class A	2,365	22		Rosetta Resources Inc (a)	900	42
RBC Bearings Inc (a)	342	22		Sanchez Energy Corp (a)	8,290	246
Rexnord Corp (a)	451	13		Synergy Resources Corp (a)	1,135	12
Sun Hydraulics Corp	321	14		Triangle Petroleum Corp (a)	284	2
Worthington Industries Inc	781	30		Vaalco Energy Inc (a)	654	6
		$133		Western Refining Inc (b)	431	17
Mining - 0.65%						$2,848
AMCOL International Corp	250	11		Oil & Gas Services - 0.21%
Globe Specialty Metals Inc	83	2		CARBO Ceramics Inc	121	17
Materion Corp	241	8		Flotek Industries Inc (a)	693	19
Midway Gold Corp (a)	2,361	3		Forum Energy Technologies Inc (a)	450	14
United States Lime & Minerals Inc	38	2		Geospace Technologies Corp (a)	186	12
US Silica Holdings Inc (b)	11,047	422		Hornbeck Offshore Services Inc (a)	43	2
		$448		Matrix Service Co (a)	116	4
				Newpark Resources Inc (a)	987	11
Miscellaneous Manufacturing - 0.93%				SEACOR Holdings Inc (a)	37	3
AZZ Inc	386	17
Blount International Inc (a)	1,169	14		Targa Resources Corp	470	47
				Thermon Group Holdings Inc (a)	636	15
Chase Corp	45	1
CLARCOR Inc	754	43				$144
EnPro Industries Inc (a)	132	10		Packaging & Containers - 0.07%
Federal Signal Corp (a)	942	14		AEP Industries Inc (a)	97	3
GP Strategies Corp (a)	341	9		Berry Plastics Group Inc (a)	780	18
Handy & Harman Ltd (a)	109	2		Graphic Packaging Holding Co (a)	2,837	29
Hillenbrand Inc	819	27				$50
John Bean Technologies Corp	431	13
Koppers Holdings Inc	301	12

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals - 2.74%				REITS (continued)
ACADIA Pharmaceuticals Inc (a)	844	$21		Empire State Realty Trust Inc	362	$6
Akorn Inc (a)	841	18		Geo Group Inc/The	447	15
Ampio Pharmaceuticals Inc (a),(b)	726	5		Glimcher Realty Trust	1,889	19
Anacor Pharmaceuticals Inc (a)	589	12		Healthcare Realty Trust Inc	550	13
Anika Therapeutics Inc (a)	161	7		Highwoods Properties Inc	410	16
Antares Pharma Inc (a),(b)	2,651	9		Inland Real Estate Corp	1,056	11
Auspex Pharmaceuticals Inc (a)	2,000	61		LTC Properties Inc	430	16
Auxilium Pharmaceuticals Inc (a),(b)	731	20		National Health Investors Inc	420	25
AVANIR Pharmaceuticals Inc (a)	3,386	12		Potlatch Corp	591	23
BioDelivery Sciences International Inc (a)	869	7		PS Business Parks Inc	269	23
Cara Therapeutics Inc (a),(b)	4,670	87		Ryman Hospitality Properties Inc	416	18
Cempra Inc (a)	469	5		Sabra Health Care REIT Inc	346	10
Clovis Oncology Inc (a)	259	18		Saul Centers Inc	176	8
Corcept Therapeutics Inc (a),(b)	1,262	5		Sovran Self Storage Inc	424	31
Depomed Inc (a)	34,811	505		Strategic Hotels & Resorts Inc (a)	2,197	22
Dyax Corp (a)	1,757	16		Sun Communities Inc	533	24
Enanta Pharmaceuticals Inc (a)	85	3		Urstadt Biddle Properties Inc	429	9
Furiex Pharmaceuticals Inc (a)	155	13		Washington Real Estate Investment Trust	423	10
Hi-Tech Pharmacal Co Inc (a)	93	4				$371
Hyperion Therapeutics Inc (a)	186	5
Insys Therapeutics Inc (a)	168	7		Retail - 8.49%
Ironwood Pharmaceuticals Inc (a)	1,189	15		America's Car-Mart Inc/TX (a)	143	5
Keryx Biopharmaceuticals Inc (a)	1,234	21		ANN Inc (a)	705	29
Lannett Co Inc (a)	296	11		Asbury Automotive Group Inc (a)	401	22
Lifevantage Corp (a)	2,586	3		Big 5 Sporting Goods Corp	377	6
MannKind Corp (a),(b)	2,150	9		BJ's Restaurants Inc (a)	311	10
Natural Grocers by Vitamin Cottage Inc (a)	207	9		Bloomin' Brands Inc (a)	809	20
Nektar Therapeutics (a)	1,169	14		Brown Shoe Co Inc	400	11
Neogen Corp (a)	518	23		Buckle Inc/The (b)	410	19
Neurocrine Biosciences Inc (a)	10,861	175		Buffalo Wild Wings Inc (a)	275	41
OPKO Health Inc (a),(b)	2,422	23		Burlington Stores Inc (a)	200	6
Orexigen Therapeutics Inc (a)	1,299	8		Casey's General Stores Inc	553	37
Osiris Therapeutics Inc (a),(b)	377	5		Cato Corp/The	130	4
Pacira Pharmaceuticals Inc/DE (a)	403	28		Cheesecake Factory Inc/The	797	38
Portola Pharmaceuticals Inc (a)	10,955	284		Children's Place Retail Stores Inc/The	176	9
Prestige Brands Holdings Inc (a)	797	22		Christopher & Banks Corp (a)	34,440	228
Progenics Pharmaceuticals Inc (a)	1,123	5		Chuy's Holdings Inc (a)	10,422	449
				Conn's Inc (a),(b)	329	13
Questcor Pharmaceuticals Inc	750	49
Sagent Pharmaceuticals Inc (a)	428	10		Cracker Barrel Old Country Store Inc	293	29
Sarepta Therapeutics Inc (a),(b)	11,018	265		Denny's Corp (a)	1,569	10
Sciclone Pharmaceuticals Inc (a)	887	4		Destination Maternity Corp	273	7
SIGA Technologies Inc (a),(b)	799	2		DineEquity Inc	128	10
Sucampo Pharmaceuticals Inc (a)	278	2		Diversified Restaurant Holdings Inc (a)	16,175	81
Supernus Pharmaceuticals Inc (a)	379	3		Express Inc (a)	1,238	20
Synutra International Inc (a)	370	2		Fiesta Restaurant Group Inc (a)	324	15
Tetraphase Pharmaceuticals Inc (a)	332	4		Finish Line Inc/The	391	11
TherapeuticsMD Inc (a),(c)	2,051	13		First Cash Financial Services Inc (a)	374	19
Threshold Pharmaceuticals Inc (a)	1,056	5		Five Below Inc (a)	5,005	212
USANA Health Sciences Inc (a),(b)	132	10		Francesca's Holdings Corp (a)	646	12
Vivus Inc (a),(b)	2,356	14		Genesco Inc (a)	254	19
Zogenix Inc (a)	2,317	7		Haverty Furniture Cos Inc	107	3
				Hibbett Sports Inc (a)	377	20
		$1,885		HSN Inc	496	30
Pipelines - 0.70%				Jack in the Box Inc (a)	11,278	664
Primoris Services Corp	14,848	445		Jamba Inc (a)	390	5
SemGroup Corp	577	38		Jos A Bank Clothiers Inc (a),(b)	95	6
		$483		Kate Spade & Co (a)	21,600	801
				Kirkland's Inc (a)	220	4
Private Equity - 0.51%				Krispy Kreme Doughnuts Inc (a)	959	17
GSV Capital Corp (a),(b)	34,279	348
				Lithia Motors Inc	6,485	431
				Lumber Liquidators Holdings Inc (a)	5,455	511
Real Estate - 0.02%				Mattress Firm Holding Corp (a),(b)	312	15
HFF Inc	446	15		Papa John's International Inc	470	25
				Penske Automotive Group Inc	7,901	338
				PetMed Express Inc (b)	477	6
REITS - 0.54%				Pier 1 Imports Inc	1,375	26
Acadia Realty Trust	234	6		Popeyes Louisiana Kitchen Inc (a)	357	15
Alexander's Inc	30	11		Potbelly Corp (a),(b)	156	3
American Realty Capital Properties Inc	1,017	14		PriceSmart Inc	244	25
DuPont Fabros Technology Inc	635	15		Red Robin Gourmet Burgers Inc (a)	7,969	571
EastGroup Properties Inc	418	26		Restoration Hardware Holdings Inc (a)	224	16

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Software (continued)
Rite Aid Corp (a)	6,725	$42		Interactive Intelligence Group Inc (a)	199	$14
Rush Enterprises Inc - Class A (a)	291	9		MedAssets Inc (a)	872	22
Ruth's Hospitality Group Inc	798	10		Medidata Solutions Inc (a)	770	42
Sears Hometown and Outlet Stores Inc (a)	131	3		MicroStrategy Inc (a)	134	15
Sonic Corp (a)	696	16		Monotype Imaging Holdings Inc	582	18
Susser Holdings Corp (a)	260	16		Omnicell Inc (a)	16,612	476
Texas Roadhouse Inc	930	24		PDF Solutions Inc (a)	13,061	238
Tile Shop Holdings Inc (a),(b)	38,484	595		Pegasystems Inc	406	14
Tilly's Inc (a)	14,515	170		Proofpoint Inc (a)	29,305	1,086
Vitamin Shoppe Inc (a)	450	21		PROS Holdings Inc (a)	330	10
Winmark Corp	53	4		PTC Inc (a)	1,793	63
Zumiez Inc (a)	471	11		QAD Inc	145	3
		$5,845		Qlik Technologies Inc (a)	18,877	502
				Quality Systems Inc	597	10
Savings & Loans - 0.40%				Rally Software Development Corp (a)	25,440	340
B of I Holding Inc (a)	182	15		RealPage Inc (a),(b)	693	13
Northfield Bancorp Inc	301	4		SciQuest Inc (a)	335	9
Oritani Financial Corp	313	5		SS&C Technologies Holdings Inc (a)	877	35
Pacific Premier Bancorp Inc (a)	15,297	247		Synchronoss Technologies Inc (a)	372	13
		$271		Take-Two Interactive Software Inc (a)	1,173	26
Semiconductors - 2.50%				Tyler Technologies Inc (a)	476	40
Ambarella Inc (a)	435	12		Ultimate Software Group Inc/The (a)	4,388	601
Applied Micro Circuits Corp (a)	930	9		Verint Systems Inc (a)	763	36
Cabot Microelectronics Corp (a)	363	16				$6,239
Cavium Inc (a)	14,760	645
Cirrus Logic Inc (a)	577	11		Storage & Warehousing - 1.02%
				Wesco Aircraft Holdings Inc (a)	32,005	704
Cypress Semiconductor Corp (a)	1,862	19
Diodes Inc (a)	444	12
Entegris Inc (a)	468	6		Telecommunications - 5.00%
GT Advanced Technologies Inc (a),(b)	1,448	25		8x8 Inc (a)	62,363	674
Hittite Microwave Corp	475	30		ADTRAN Inc	572	14
Inphi Corp (a)	24,267	390		Alliance Fiber Optic Products Inc (b)	270	4
Integrated Device Technology Inc (a)	877	11		Anixter International Inc	235	24
Lattice Semiconductor Corp (a)	697	5		ARRIS Group Inc (a)	1,527	43
Micrel Inc	1,095	12		Aruba Networks Inc (a)	19,435	365
Microsemi Corp (a)	12,860	322		Atlantic Tele-Network Inc	203	13
Monolithic Power Systems Inc (a)	549	21		CalAmp Corp (a)	18,290	509
OmniVision Technologies Inc (a)	106	2		Calix Inc (a)	788	7
PMC-Sierra Inc (a)	2,042	16		Ciena Corp (a)	958	22
Power Integrations Inc	430	28		Cincinnati Bell Inc (a)	1,565	5
Rambus Inc (a)	1,659	18		Comverse Inc (a)	327	11
Semtech Corp (a)	1,002	25		Consolidated Communications Holdings Inc	605	12
Silicon Image Inc (a)	1,738	12		FairPoint Communications Inc (a)	406	6
SunEdison Inc (a)	3,399	64		General Communication Inc (a)	704	8
Ultratech Inc (a)	404	12		Gigamon Inc (a)	17,195	523
		$1,723		HickoryTech Corp	313	4
				IDT Corp - Class B	328	5
Software - 9.06%				Infinera Corp (a)	1,322	12
ACI Worldwide Inc (a)	577	34		Inteliquent Inc	287	4
Actuate Corp (a)	1,032	6		InterDigital Inc/PA	604	20
Acxiom Corp (a)	434	15		IPG Photonics Corp (a),(b)	3,462	246
Advent Software Inc	498	15		Ixia (a)	11,710	147
American Software Inc/Georgia	546	6		KVH Industries Inc (a)	295	4
Aspen Technology Inc (a)	1,281	54		Leap Wireless International Inc - Rights (a),(c),(d)	282	1
athenahealth Inc (a)	537	86		LogMeIn Inc (a)	358	16
AVG Technologies NV (a)	537	11		Loral Space & Communications Inc (a)	165	12
Blackbaud Inc	690	22		Lumos Networks Corp	359	5
Bottomline Technologies de Inc (a)	482	17		Neonode Inc (a),(b)	46,650	265
CommVault Systems Inc (a)	674	44		NTELOS Holdings Corp (b)	330	4
Computer Programs & Systems Inc	161	10		Orbcomm Inc (a)	36,580	251
Cornerstone OnDemand Inc (a)	10,886	521		Plantronics Inc	591	26
CSG Systems International Inc	411	11		Premiere Global Services Inc (a)	261	3
Dealertrack Technologies Inc (a)	569	28		RF Micro Devices Inc (a)	3,167	25
Demandware Inc (a)	267	17		RigNet Inc (a)	262	14
Ebix Inc	480	8		Shenandoah Telecommunications Co	309	10
Envestnet Inc (a)	342	14		Tessco Technologies Inc	9	—
Everyday Health Inc (a)	1,880	26		Ubiquiti Networks Inc (a),(b)	191	9
Fair Isaac Corp	543	30		ViaSat Inc (a)	495	34
Guidewire Software Inc (a)	6,622	325		Vonage Holdings Corp (a)	18,460	79
Imperva Inc (a)	14,998	835
Infoblox Inc (a)	23,830	478

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Non-cyclical	21.07%
Telecommunications (continued)			Consumer, Cyclical	19.14%
West Corp	321	$8	Technology	13.32%
		$3,444	Industrial	13.18%
			Financial	11.09%
Textiles - 0.03%			Exchange Traded Funds	10.75%
Culp Inc	159	3	Communications	9.50%
G&K Services Inc	73	4	Energy	5.05%
UniFirst Corp/MA	117	13	Basic Materials	2.20%
		$20	Diversified	0.80%
Transportation - 1.07%			Utilities	0.04%
Echo Global Logistics Inc (a)	419	8	Liabilities in Excess of Other Assets, Net	(6.14)%
Forward Air Corp	443	20	TOTAL NET ASSETS	100.00%
Heartland Express Inc	516	12
HUB Group Inc (a)	554	22
Knight Transportation Inc	878	20
Matson Inc	624	15
PHI Inc (a)	24	1
Quality Distribution Inc (a)	167	2
Roadrunner Transportation Systems Inc (a)	22,504	568
Saia Inc (a)	355	14
Swift Transportation Co (a)	1,256	31
Universal Truckload Services Inc	126	4
UTI Worldwide Inc	818	9
Werner Enterprises Inc	303	8
YRC Worldwide Inc (a),(b)	152	3
		$737

Trucking & Leasing - 0.02%
TAL International Group Inc	370	16

Water - 0.02%
American States Water Co	88	3
SJW Corp	97	3
York Water Co	224	4
		$10
TOTAL COMMON STOCKS		$65,666
INVESTMENT COMPANIES - 10.75%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 10.75%
BlackRock Liquidity Funds TempFund	2,022,198	2,022
Portfolio
Goldman Sachs Financial Square Funds -	4,451,659	4,452
Government Fund (e)
Goldman Sachs Financial Square Funds -	873,893	874
Money Market Fund
JP Morgan Prime Money Market Fund	49,103	49
		$7,397
TOTAL INVESTMENT COMPANIES		$7,397
Total Investments		$73,063
Liabilities in Excess of Other Assets, Net - (6.14)%		$(4,226)
TOTAL NET ASSETS - 100.00%		$68,837

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $1 or 0.00% of net assets.
(e)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

		Schedule of Investments
SmallCap Growth Account II
March 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	27	$3,167		$3,160	$(7)
Total						$(7)
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS - 94.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.04%				Banks (continued)
Harte-Hanks Inc	1,619	$14		Bancorp Inc/DE (a)	684	$13
Marchex Inc	853	9		BancorpSouth Inc	2,373	59
MDC Partners Inc	661	15		Bank of Kentucky Financial Corp	1,018	38
Sizmek Inc (a)	911	10		Bank of Marin Bancorp	1,407	63
		$48		Bank of the Ozarks Inc	194	13
				Banner Corp	3,092	127
Aerospace & Defense - 1.56%				Bar Harbor Bankshares	143	5
AAR Corp	16,268	422		BBCN Bancorp Inc	6,618	113
Aerovironment Inc (a)	400	16
				BNC Bancorp	2,083	36
Cubic Corp	450	23		Boston Private Financial Holdings Inc	5,919	80
Curtiss-Wright Corp	3,767	239		Bridge Capital Holdings (a)	368	9
Ducommun Inc (a)	397	10
Esterline Technologies Corp (a)	3,387	361		Bryn Mawr Bank Corp	508	15
GenCorp Inc (a)	504	9		C&F Financial Corp	119	4
				Camden National Corp	1,086	45
M/A-COM Technology Solutions Holdings Inc(a)	33	1		Capital Bank Financial Corp (a)	528	13

Moog Inc (a)	1,987	130		Cardinal Financial Corp	5,309	95
Orbital Sciences Corp (a)	1,489	42		Cathay General Bancorp	6,616	166
Teledyne Technologies Inc (a)	648	63		Center Bancorp Inc	1,200	23
				Central Pacific Financial Corp	835	17
Triumph Group Inc	7,500	484		Century Bancorp Inc/MA	128	4
		$1,800		Chemical Financial Corp	2,828	92
Agriculture - 0.86%				Chemung Financial Corp	136	4
Alliance One International Inc (a)	3,353	10		Citizens & Northern Corp	3,855	76
Andersons Inc/The	15,983	947		City Holding Co	4,290	193
Universal Corp/VA	561	31		CNB Financial Corp/PA	549	10
		$988		CoBiz Financial Inc	5,358	62
				Columbia Banking System Inc	3,544	101
Airlines - 1.26%				Community Bank System Inc	3,212	126
Hawaiian Holdings Inc (a)	36,788	514		Community Trust Bancorp Inc	3,901	162
JetBlue Airways Corp (a)	5,788	50		CommunityOne Bancorp (a),(b)	3,200	36
Republic Airways Holdings Inc (a)	46,343	424		ConnectOne Bancorp Inc (a)	500	24
SkyWest Inc	36,513	465		Customers Bancorp Inc (a)	13,585	284
		$1,453		CVB Financial Corp	26,590	422
				Eagle Bancorp Inc (a)	486	18
Apparel - 0.70%
Columbia Sportswear Co	321	27		East West Bancorp Inc	4,035	147
G-III Apparel Group Ltd (a)	1,752	125		Enterprise Bancorp Inc/MA	274	6
Iconix Brand Group Inc (a)	9,236	363		Enterprise Financial Services Corp	8,566	172
				Farmers Capital Bank Corp (a)	278	6
Jones Group Inc/PA	12,721	190
RG Barry Corp	2,348	45		Fidelity Southern Corp	8,128	114
Skechers U.S.A. Inc (a)	972	35		Financial Institutions Inc	4,614	106
Unifi Inc (a)	567	13		First Bancorp Inc/ME	828	13
				First BanCorp/Puerto Rico (a)	10,400	57
Vince Holding Corp (a)	230	6
Weyco Group Inc	226	6		First Bancorp/Troy NC	1,600	30
		$810		First Busey Corp	10,000	58
				First Commonwealth Financial Corp	34,575	312
Automobile Manufacturers - 0.02%				First Community Bancshares Inc/VA	6,760	111
Wabash National Corp (a)	1,538	21		First Connecticut Bancorp Inc/Farmington CT	662	10
				First Financial Bancorp	7,821	141
				First Financial Bankshares Inc (b)	248	15
Automobile Parts & Equipment - 0.59%				First Financial Corp/IN	1,711	58
American Axle & Manufacturing Holdings Inc	773	14		First Financial Holdings Inc	2,417	152
(a)
				First Interstate Bancsystem Inc	14,025	396
Cooper Tire & Rubber Co	3,089	75		First Merchants Corp	10,092	218
Dana Holding Corp	14,816	345		First Midwest Bancorp Inc/IL	10,050	172
Federal-Mogul Corp (a)	770	14
				First NBC Bank Holding Co (a)	3,258	114
Meritor Inc (a)	2,379	29
Modine Manufacturing Co (a)	1,141	17		First of Long Island Corp/The	1,108	46
				FirstMerit Corp	58,395	1,216
Remy International Inc	6,426	152		FNB Corp/PA	3,746	50
Standard Motor Products Inc	211	8		German American Bancorp Inc	1,269	37
Superior Industries International Inc	888	18		Glacier Bancorp Inc	1,840	54
Titan International Inc	492	9		Great Southern Bancorp Inc	2,979	89
		$681		Hampton Roads Bankshares Inc (a)	5,200	8
Banks - 13.13%				Hancock Holding Co	2,117	78
1st Source Corp	1,462	47		Hanmi Financial Corp	42,283	985
Access National Corp	285	5		Heartland Financial USA Inc	758	20
American National Bankshares Inc	291	7		Heritage Commerce Corp	811	7
Ameris Bancorp (a)	3,992	93		Home BancShares Inc/AR	724	25
Ames National Corp	347	8		Horizon Bancorp/IN	3,326	74
Arrow Financial Corp	406	11		Iberiabank Corp	2,743	192
BancFirst Corp	268	15		Independent Bank Corp/Rockland MA	4,370	172

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Banks (continued)
International Bancshares Corp	1,351	$34		Yadkin Financial Corp (a)	5,900	$126
Intervest Bancshares Corp (a)	672	5				$15,125
Lakeland Bancorp Inc	1,335	15		Biotechnology - 0.86%
Lakeland Financial Corp	1,394	56		Alnylam Pharmaceuticals Inc (a)	126	8
LCNB Corp	225	4		Applied Genetic Technologies Corp/DE (a)	4,800	72
Macatawa Bank Corp	911	5		Arena Pharmaceuticals Inc (a),(b)	992	6
MainSource Financial Group Inc	6,855	117		Cambrex Corp (a)	590	11
MB Financial Inc	1,365	42		Celladon Corp (a)	7,000	83
Mercantile Bank Corp	325	7		Celldex Therapeutics Inc (a)	4,800	85
Merchants Bancshares Inc/VT	989	32		Dicerna Pharmaceuticals Inc (a),(b)	4,300	121
Metro Bancorp Inc (a)	526	11
				Eleven Biotherapeutics Inc (a)	4,300	70
Middleburg Financial Corp	203	4		Emergent Biosolutions Inc (a)	547	14
MidSouth Bancorp Inc	314	5		Enzon Pharmaceuticals Inc	1,451	1
MidWestOne Financial Group Inc	251	6		Foundation Medicine Inc (a),(b)	1,100	36
National Bankshares Inc (b)	254	9
				Geron Corp (a)	3,369	7
National Penn Bancshares Inc	12,420	130		Harvard Bioscience Inc (a)	861	4
NBT Bancorp Inc	10,004	245		Karyopharm Therapeutics Inc (a),(b)	1,000	31
NewBridge Bancorp (a)	965	7
				MacroGenics Inc (a)	2,400	67
Northrim BanCorp Inc	239	6		Momenta Pharmaceuticals Inc (a)	296	3
OFG Bancorp	2,915	50		NPS Pharmaceuticals Inc (a)	853	26
Old National Bancorp/IN	2,527	38		Pacific Biosciences of California Inc (a)	1,831	10
OmniAmerican Bancorp Inc	438	10		Prothena Corp PLC (a)	309	12
Pacific Continental Corp	673	9		Puma Biotechnology Inc (a)	2,100	219
PacWest Bancorp (b)	4,025	173
Park National Corp (b)	281	22		Spectrum Pharmaceuticals Inc (a),(b)	1,528	12
				Ultragenyx Pharmaceutical Inc (a)	2,000	98
Park Sterling Corp	15,913	105
Peapack Gladstone Financial Corp	344	8				$996
Penns Woods Bancorp Inc	170	8		Building Materials - 0.23%
Peoples Bancorp Inc/OH	3,862	96		Apogee Enterprises Inc	322	11
Pinnacle Financial Partners Inc	18,362	689		Comfort Systems USA Inc	1,055	16
Preferred Bank/Los Angeles CA (a)	8,500	221		Gibraltar Industries Inc (a)	6,965	131
PrivateBancorp Inc	25,718	784		Griffon Corp	1,110	13
Prosperity Bancshares Inc	1,525	101		Louisiana-Pacific Corp (a)	1,030	17
Renasant Corp	771	22		Quanex Building Products Corp	920	19
Republic Bancorp Inc/KY	2,406	54		Simpson Manufacturing Co Inc	921	33
S&T Bancorp Inc	739	18		Universal Forest Products Inc	500	28
Sandy Spring Bancorp Inc	632	16				$268
Sierra Bancorp	4,858	77
Simmons First National Corp	1,811	67		Chemicals - 1.41%
Southside Bancshares Inc	3,059	96		A Schulman Inc	8,141	295
Southwest Bancorp Inc	16,653	294		Aceto Corp	837	17
Square 1 Financial Inc (a)	1,700	34		Axiall Corp	9,491	427
State Bank Financial Corp	795	14		HB Fuller Co	1,600	77
Sterling Financial Corp/WA	727	24		Innospec Inc	947	43
Susquehanna Bancshares Inc	15,533	177		Intrepid Potash Inc (a),(b)	1,176	18
SY Bancorp Inc	1,824	58		KMG Chemicals Inc	70	1
Talmer Bancorp Inc (a)	6,800	100		Kraton Performance Polymers Inc (a)	832	22
Taylor Capital Group Inc (a)	2,300	55		Minerals Technologies Inc	7,491	484
Texas Capital Bancshares Inc (a)	876	57		Olin Corp (b)	700	19
Tompkins Financial Corp	1,565	77		OM Group Inc	764	25
TowneBank/Portsmouth VA (b)	992	15		Quaker Chemical Corp	269	21
Trico Bancshares	612	16		Sensient Technologies Corp	1,089	61
Tristate Capital Holdings Inc (a)	251	4		Stepan Co	198	13
TrustCo Bank Corp NY	2,280	16		Zep Inc	5,600	99
Trustmark Corp	4,601	117				$1,622
UMB Financial Corp	10,103	653		Coal - 0.28%
Umpqua Holdings Corp	2,829	53		Alpha Natural Resources Inc (a)	4,711	20
Union First Market Bankshares Corp	3,645	92		Arch Coal Inc	4,547	22
United Bankshares Inc/WV	1,622	50		Cloud Peak Energy Inc (a)	1,494	32
United Community Banks Inc/GA (a)	1,090	21
				Hallador Energy Co	244	2
Univest Corp of Pennsylvania	625	13		L&L Energy Inc (a),(c)	1,386	2
ViewPoint Financial Group Inc	869	25		SunCoke Energy Inc (a)	10,329	236
Washington Trust Bancorp Inc	949	35		Westmoreland Coal Co (a)	406	12
Webster Financial Corp	6,485	201				$326
WesBanco Inc	14,456	460
West Bancorporation Inc	6,883	105		Commercial Services - 4.50%
Westamerica Bancorporation	580	31		ABM Industries Inc	22,763	654
Western Alliance Bancorp (a)	1,847	45		Acacia Research Corp	856	13
Wilshire Bancorp Inc	45,610	506		Albany Molecular Research Inc (a)	875	16
Wintrust Financial Corp	1,077	52		ARC Document Solutions Inc (a)	22,441	167

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)				Cosmetics & Personal Care - 0.07%
Ascent Capital Group Inc (a)	267	$20		Inter Parfums Inc	172	$6
Bridgepoint Education Inc (a)	574	9		Revlon Inc (a)	2,786	71
Brink's Co/The	10,433	298				$77
Care.com Inc (a)	1,200	20
CBIZ Inc (a)	1,419	13		Distribution & Wholesale - 0.46%
CDI Corp	3,439	59		Core-Mark Holding Co Inc	834	60
Cenveo Inc (a),(b)	53,900	164		Houston Wire & Cable Co	417	5
Convergys Corp	2,604	57		Owens & Minor Inc	1,188	42
Corinthian Colleges Inc (a)	12,300	17		ScanSource Inc (a)	2,066	84
CRA International Inc (a)	380	8		United Stationers Inc	8,190	337
Cross Country Healthcare Inc (a)	12,213	98				$528
Deluxe Corp	438	23		Diversified Financial Services - 2.66%
Electro Rent Corp	340	6		Aircastle Ltd	7,382	143
Ennis Inc	1,021	17		Arlington Asset Investment Corp	17,412	461
Franklin Covey Co (a)	154	3		BGC Partners Inc	19,700	129
FTI Consulting Inc (a)	1,008	34		Calamos Asset Management Inc	718	9
Global Cash Access Holdings Inc (a)	34,418	236		Cowen Group Inc (a)	48,770	215
Green Dot Corp (a)	14,726	287		Credit Acceptance Corp (a)	1,100	156
Hackett Group Inc/The	681	4		DFC Global Corp (a)	6,042	53
Heidrick & Struggles International Inc	5,689	114		Encore Capital Group Inc (a)	207	10
Huron Consulting Group Inc (a)	493	31		FBR & Co (a)	345	9
ICF International Inc (a)	477	19		Federal Agricultural Mortgage Corp	370	12
Intersections Inc	354	2		Gain Capital Holdings Inc	421	5
Kelly Services Inc	11,245	267		Home Loan Servicing Solutions Ltd	1,798	39
Kforce Inc	91	2		Horizon Technology Finance Corp	315	4
Korn/Ferry International (a)	2,999	90		Investment Technology Group Inc (a)	10,230	207
Live Nation Entertainment Inc (a)	7,801	170		Janus Capital Group Inc	3,650	40
Matthews International Corp	365	15		JGWPT Holdings Inc (a)	4,500	82
McGrath RentCorp	498	17		KCG Holdings Inc (a)	877	10
MoneyGram International Inc (a)	578	10		Manning & Napier Inc	2,405	41
Monster Worldwide Inc (a)	2,332	18		Marlin Business Services Corp	306	6
Multi-Color Corp	181	6		Medley Capital Corp (b)	1,079	15
National Research Corp (a)	226	4		Nelnet Inc	8,280	339
Navigant Consulting Inc (a)	7,946	148		Nicholas Financial Inc	371	6
Paylocity Holding Corp (a)	1,700	41		Oppenheimer Holdings Inc	369	10
PHH Corp (a)	15,096	390		Piper Jaffray Cos (a)	8,646	396
Quad/Graphics Inc	16,405	385		Regional Management Corp (a)	9,097	224
Rent-A-Center Inc/TX	1,167	31		Silvercrest Asset Management Group Inc	172	3
Resources Connection Inc	14,506	204		Stifel Financial Corp (a)	1,572	78
RPX Corp (a)	13,469	219		Stonegate Mortgage Corp (a),(b)	311	5
RR Donnelley & Sons Co	5,018	90		Walter Investment Management Corp (a),(b)	803	24
Steiner Leisure Ltd (a)	384	18		WhiteHorse Finance Inc	262	4
TeleTech Holdings Inc (a)	262	6		World Acceptance Corp (a),(b)	4,400	330
TrueBlue Inc (a)	15,300	448				$3,065
Universal Technical Institute Inc	829	11
Viad Corp	8,686	209		Electric - 3.66%
		$5,188		Allete Inc	872	46
				Avista Corp	1,714	52
Computers - 2.50%				Black Hills Corp	1,271	73
CACI International Inc (a)	556	41		Cleco Corp	7,414	374
CIBER Inc (a)	2,913	13		Dynegy Inc (a)	2,132	53
Cray Inc (a)	419	16		El Paso Electric Co	7,650	273
Electronics For Imaging Inc (a)	6,118	264		Empire District Electric Co/The	5,820	142
Fusion-io Inc (a)	22,400	236		EnerNOC Inc (a)	658	15
Insight Enterprises Inc (a)	11,273	283		Genie Energy Ltd (a)	3,700	37
Luxoft Holding Inc (a)	47	2		IDACORP Inc	10,179	565
Mentor Graphics Corp	2,300	51		MGE Energy Inc	3,633	143
Mercury Systems Inc (a)	1,264	17		NorthWestern Corp	7,349	348
Quantum Corp (a)	8,009	10		NRG Yield Inc	636	25
Spansion Inc (a)	37,366	651		Ormat Technologies Inc	378	11
Super Micro Computer Inc (a)	11,872	206		Otter Tail Corp	778	24
Sykes Enterprises Inc (a)	936	18		PNM Resources Inc	2,279	62
Unisys Corp (a)	31,411	957		Portland General Electric Co	11,354	367
Varonis Systems Inc (a)	3,100	111		UIL Holdings Corp	3,498	129
		$2,876		Unitil Corp	3,028	99
Consumer Products - 1.09%				UNS Energy Corp	19,912	1,196
ACCO Brands Corp (a)	2,772	17		Westar Energy Inc	5,200	183
CSS Industries Inc	362	10				$4,217
Helen of Troy Ltd (a)	17,784	1,231		Electrical Components & Equipment - 0.79%
		$1,258		Belden Inc	185	13

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electrical Components & Equipment (continued)				Entertainment (continued)
Encore Wire Corp	450	$22		Scientific Games Corp (a)	461	$6
EnerSys Inc	8,790	609		Speedway Motorsports Inc	5,733	107
General Cable Corp	1,142	29				$260
GrafTech International Ltd (a),(b)	2,900	31
Insteel Industries Inc	50	1		Environmental Control - 0.09%
				Darling International Inc (a)	2,920	58
Littelfuse Inc	1,975	185		GSE Holding Inc (a)	2,400	1
Powell Industries Inc	227	15		Tetra Tech Inc (a)	1,480	44
		$905		TRC Cos Inc (a)	603	4
Electronics - 2.18%						$107
American Science & Engineering Inc	172	12
Analogic Corp	159	13		Food - 1.29%
Bel Fuse Inc	1,993	44		Cal-Maine Foods Inc	83	5
Benchmark Electronics Inc (a)	23,908	542		Chiquita Brands International Inc (a)	51,027	635
				Diamond Foods Inc (a)	561	19
Brady Corp	6,028	164
Checkpoint Systems Inc (a)	976	13		Fresh Del Monte Produce Inc	824	23
Coherent Inc (a)	138	9		Ingles Markets Inc	452	11
CTS Corp	808	17		John B Sanfilippo & Son Inc	296	7
Electro Scientific Industries Inc	912	9		Pinnacle Foods Inc	7,251	216
				Post Holdings Inc (a)	817	45
ESCO Technologies Inc	437	15		Seaboard Corp (a)	6	16
FARO Technologies Inc (a)	57	3
GSI Group Inc (a)	7,553	99		Seneca Foods Corp - Class A (a)	310	10
II-VI Inc (a)	1,246	19		Snyder's-Lance Inc	883	25
Itron Inc (a)	954	34		Spartan Stores Inc	18,232	423
Kemet Corp (a)	1,722	10		SUPERVALU Inc (a)	2,000	14
Measurement Specialties Inc (a)	65	4		Tootsie Roll Industries Inc	56	2
				TreeHouse Foods Inc (a)	315	23
Methode Electronics Inc	397	12
Multi-Fineline Electronix Inc (a)	331	4		Weis Markets Inc	264	13
Newport Corp (a)	4,224	87				$1,487
OSI Systems Inc (a)	56	3		Forest Products & Paper - 0.44%
Park Electrochemical Corp	501	15		Clearwater Paper Corp (a)	176	11
Plexus Corp (a)	822	33		Domtar Corp	1,200	135
Rofin-Sinar Technologies Inc (a)	689	17		Neenah Paper Inc	389	20
Rogers Corp (a)	252	16		Orchids Paper Products Co	33	1
Sanmina Corp (a)	47,773	833		PH Glatfelter Co	2,874	78
Sparton Corp (a)	384	11		Resolute Forest Products Inc (a)	10,028	202
Stoneridge Inc (a)	25,967	292		Schweitzer-Mauduit International Inc	1,531	65
TTM Technologies Inc (a)	2,070	17				$512
Viasystems Group Inc (a)	142	2
Vishay Precision Group Inc (a)	458	8		Gas - 1.56%
Watts Water Technologies Inc	574	34		Chesapeake Utilities Corp	1,509	95
ZAGG Inc (a),(b)	22,842	105		Laclede Group Inc/The	5,214	246
Zygo Corp (a)	636	10		New Jersey Resources Corp	4,963	248
		$2,506		Northwest Natural Gas Co	6,069	267
				Piedmont Natural Gas Co Inc	1,643	58
Energy - Alternate Sources - 1.03%				South Jersey Industries Inc	1,053	59
FutureFuel Corp	1,431	29		Southwest Gas Corp	9,226	493
Green Plains Renewable Energy Inc	19,024	570		WGL Holdings Inc	8,120	325
Pattern Energy Group Inc	399	11				$1,791
Renewable Energy Group Inc (a)	40,330	482
REX American Resources Corp (a)	1,586	91		Hand & Machine Tools - 0.07%
		$1,183		Hardinge Inc	5,930	85

Engineering & Construction - 1.61%
Aegion Corp (a)	851	22		Healthcare - Products - 1.42%
Argan Inc	533	16		Affymetrix Inc (a)	1,698	12
Dycom Industries Inc (a)	507	16		Alphatec Holdings Inc (a)	1,999	3
EMCOR Group Inc	14,674	686		AngioDynamics Inc (a)	919	15
Engility Holdings Inc (a)	11,418	515		ArthroCare Corp (a)	175	8
Granite Construction Inc	831	33		CONMED Corp	667	29
MYR Group Inc (a)	512	13		CryoLife Inc	1,028	10
Tutor Perini Corp (a)	9,993	286		Cutera Inc (a)	552	6
VSE Corp	5,053	266		Cynosure Inc (a)	480	14
				Exactech Inc (a)	286	6
		$1,853		Greatbatch Inc (a)	2,157	100
Entertainment - 0.23%				Hanger Inc (a)	468	16
AMC Entertainment Holdings Inc (a)	2,100	51		ICU Medical Inc (a)	41	3
Carmike Cinemas Inc (a)	411	12		Inogen Inc (a)	2,100	35
International Speedway Corp	685	23		Integra LifeSciences Holdings Corp (a)	252	12
Marriott Vacations Worldwide Corp (a)	724	41		Invacare Corp	751	14
National CineMedia Inc	994	15		Medical Action Industries Inc (a)	328	2
Reading International Inc (a)	650	5		Merit Medical Systems Inc (a)	1,020	15

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Insurance (continued)
Natus Medical Inc (a)	10,478	$270		Baldwin & Lyons Inc	340	$9
NuVasive Inc (a)	19,633	754		Blue Capital Reinsurance Holdings Ltd	200	4
OraSure Technologies Inc (a)	27,424	219		CNO Financial Group Inc	62,894	1,139
Orthofix International NV (a)	738	22		Donegal Group Inc	282	4
PhotoMedex Inc (a),(b),(d)	361	6		EMC Insurance Group Inc	166	6
Rockwell Medical Inc (a),(b)	810	10		Employers Holdings Inc	350	7
Symmetry Medical Inc (a)	1,402	14		Enstar Group Ltd (a)	134	18
Tornier NV (a)	634	13		FBL Financial Group Inc	333	14
Wright Medical Group Inc (a)	879	27		First American Financial Corp	2,674	71
		$1,635		Fortegra Financial Corp (a)	248	2
				Greenlight Capital Re Ltd (a)	525	17
Healthcare - Services - 1.09%				Hallmark Financial Services Inc (a)	514	4
Addus HomeCare Corp (a)	181	4		Hilltop Holdings Inc (a)	23,237	553
Alliance HealthCare Services Inc (a)	113	4
Almost Family Inc (a)	4,486	103		Horace Mann Educators Corp	1,763	51
Amedisys Inc (a)	757	11		Infinity Property & Casualty Corp	224	15
Amsurg Corp (a)	543	26		Investors Title Co	44	3
Ensign Group Inc/The	36	2		Kansas City Life Insurance Co	153	7
Five Star Quality Care Inc (a)	1,590	8		Maiden Holdings Ltd	19,170	239
				MGIC Investment Corp (a)	3,113	27
HealthSouth Corp	544	20		Montpelier Re Holdings Ltd ADR	1,124	34
Healthways Inc (a)	440	7
				National Western Life Insurance Co	54	13
Kindred Healthcare Inc	1,251	29		Navigators Group Inc/The (a)	251	15
LHC Group Inc (a)	521	11		Phoenix Cos Inc/The (a)	221	11
Magellan Health Services Inc (a)	644	38
Molina Healthcare Inc (a)	15,950	599		Platinum Underwriters Holdings Ltd	640	39
				Primerica Inc	1,409	66
National Healthcare Corp	248	14		Radian Group Inc	2,681	40
Select Medical Holdings Corp	1,178	15		RLI Corp	926	41
Skilled Healthcare Group Inc (a)	87	—
Triple-S Management Corp (a)	5,949	96		Safety Insurance Group Inc	307	17
Universal American Corp/NY	1,390	10		Selective Insurance Group Inc	8,273	193
WellCare Health Plans Inc (a)	4,148	264		Stewart Information Services Corp	3,464	121
				Symetra Financial Corp	17,311	343
		$1,261		United Fire Group Inc	3,355	102
Holding Companies - Diversified - 0.04%				Universal Insurance Holdings Inc	999	13
Harbinger Group Inc (a)	1,233	15				$5,242
Horizon Pharma Inc (a),(b)	972	15
				Internet - 0.99%
National Bank Holdings Corp	989	20		1-800-Flowers.com Inc (a)	218	1
		$50		Bankrate Inc (a)	1,129	19
Home Builders - 0.07%				Bazaarvoice Inc (a),(b)	2,200	16
Cavco Industries Inc (a)	26	2		Blucora Inc (a)	578	11
LGI Homes Inc (a)	154	2		Boingo Wireless Inc (a)	698	5
M/I Homes Inc (a)	663	15		Chegg Inc (a),(b)	24,000	168
MDC Holdings Inc	678	19		Coupons.com Inc (a)	2,100	52
Meritage Homes Corp (a)	259	11		ePlus Inc (a)	148	8
Standard Pacific Corp (a)	3,224	27		FireEye Inc (a)	1,700	105
		$76		FTD Cos Inc (a)	432	14
				Global Sources Ltd (a)	597	5
Home Furnishings - 1.19%				Internap Network Services Corp (a)	2,051	14
Daktronics Inc	1,128	16		Intralinks Holdings Inc (a)	13,968	143
Flexsteel Industries Inc	182	7		Lionbridge Technologies Inc (a)	8,500	57
Hooker Furniture Corp	419	7		magicJack VocalTec Ltd (a)	229	5
Kimball International Inc	32,217	584		ModusLink Global Solutions Inc (a)	9,400	40
La-Z-Boy Inc	963	26		PC-Tel Inc	3,075	27
Select Comfort Corp (a)	124	2		Perficient Inc (a)	710	13
Skullcandy Inc (a)	24,460	224		Q2 Holdings Inc (a)	200	3
TiVo Inc (a)	21,854	289		QuinStreet Inc (a)	1,180	8
Universal Electronics Inc (a)	5,227	201		RetailMeNot Inc (a)	94	3
VOXX International Corp (a)	667	9		Shutterstock Inc (a)	86	6
		$1,365		TechTarget Inc (a)	446	3
				TeleCommunication Systems Inc (a)	1,777	4
Housewares - 0.11%				United Online Inc	3,902	45
Lifetime Brands Inc	7,262	130		VASCO Data Security International Inc (a)	663	5
				Vocus Inc (a)	1,400	19
Insurance - 4.55%				WebMD Health Corp (a)	8,300	344
Ambac Financial Group Inc (a)	760	24				$1,143
American Equity Investment Life Holding Co	38,955	920
Amerisafe Inc	9,040	397		Investment Companies - 0.83%
AmTrust Financial Services Inc	5,531	209		Apollo Investment Corp	29,208	243
Argo Group International Holdings Ltd	439	20		BlackRock Kelso Capital Corp	1,786	16
Aspen Insurance Holdings Ltd	5,400	214		Capital Southwest Corp	333	12
Assured Guaranty Ltd	8,700	220		Fifth Street Finance Corp	3,304	31

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Investment Companies (continued)				Media (continued)
Gladstone Capital Corp	3,392	$34		Houghton Mifflin Harcourt Co (a)	256	$5
Golub Capital BDC Inc	900	16		Journal Communications Inc (a)	21,477	191
KCAP Financial Inc	1,082	9		McClatchy Co/The (a),(b)	450	3
Main Street Capital Corp	886	29		Media General Inc (a),(b)	748	14
MCG Capital Corp	2,663	10		Meredith Corp	896	42
Medallion Financial Corp	815	11		New York Times Co/The	3,209	55
MVC Capital Inc	865	12		Saga Communications Inc	129	6
New Mountain Finance Corp	1,186	17		Salem Communications Corp	389	4
NGP Capital Resources Co	804	6		Scholastic Corp	641	22
PennantPark Floating Rate Capital Ltd	561	8		Sinclair Broadcast Group Inc	6,655	180
PennantPark Investment Corp (b)	1,565	17		World Wrestling Entertainment Inc	562	16
Prospect Capital Corp	37,521	406				$1,282
Solar Capital Ltd	1,120	24
Stellus Capital Investment Corp	452	7		Metal Fabrication & Hardware - 1.17%
TCP Capital Corp	979	16		Ampco-Pittsburgh Corp	3,911	74
TICC Capital Corp	1,243	12		CIRCOR International Inc	407	30
Triangle Capital Corp	661	17		Dynamic Materials Corp	519	10
				Furmanite Corp (a)	539	5
		$953		Global Brass & Copper Holdings Inc	8,100	128
Iron & Steel - 0.40%				Haynes International Inc	262	14
AK Steel Holding Corp (a),(b)	3,571	26		LB Foster Co	5,205	244
Commercial Metals Co	21,816	412		NN Inc	8,636	170
Schnitzer Steel Industries Inc	537	15		Northwest Pipe Co (a)	360	13
Shiloh Industries Inc (a)	226	4		RTI International Metals Inc (a)	801	22
		$457		Worthington Industries Inc	16,600	635

Leisure Products & Services - 0.15%						$1,345
Brunswick Corp/DE	182	8		Mining - 0.32%
Callaway Golf Co	1,528	16		Allied Nevada Gold Corp (a),(b)	2,270	10
ClubCorp Holdings Inc	424	8		AMCOL International Corp	373	17
Fox Factory Holding Corp (a)	189	3		Century Aluminum Co (a)	1,313	17
Johnson Outdoors Inc	1,610	41		Coeur Mining Inc (a)	1,380	13
Life Time Fitness Inc (a),(b)	501	24		Globe Specialty Metals Inc	6,061	127
Malibu Boats Inc (a)	3,000	67		Hecla Mining Co (b)	6,109	19
Town Sports International Holdings Inc	937	8		Horsehead Holding Corp (a),(b)	1,096	18
		$175		Kaiser Aluminum Corp	484	35
				Materion Corp	393	13
Lodging - 0.10%				Molycorp Inc (a),(b)	3,223	15
Intrawest Resorts Holdings Inc (a)	4,900	64
				Noranda Aluminum Holding Corp	1,290	5
Marcus Corp/The	702	11		Stillwater Mining Co (a)	3,017	45
Monarch Casino & Resort Inc (a)	147	3		US Silica Holdings Inc (b)	1,000	38
Morgans Hotel Group Co (a)	598	5
Orient-Express Hotels Ltd (a)	2,084	30				$372
		$113		Miscellaneous Manufacturing - 0.42%
				Actuant Corp	1,805	62
Machinery - Construction & Mining - 0.28%				American Railcar Industries Inc (b)	206	14
Astec Industries Inc	484	22		Barnes Group Inc	1,330	51
Hyster-Yale Materials Handling Inc	3,100	302		Chase Corp	163	5
		$324		EnPro Industries Inc (a)	229	17
Machinery - Diversified - 1.06%				Fabrinet (a)	687	14
Alamo Group Inc	257	14		FreightCar America Inc	1,100	26
Albany International Corp	579	21		Koppers Holdings Inc	1,500	62
Applied Industrial Technologies Inc	6,473	312		Movado Group Inc	410	19
Briggs & Stratton Corp	21,771	484		Myers Industries Inc	649	13
Columbus McKinnon Corp/NY	639	17		Park-Ohio Holdings Corp (a)	2,200	123
Gerber Scientific Inc (a),(c),(d)	1,974	—		Standex International Corp	1,551	83
Gorman-Rupp Co/The	201	6				$489
Hurco Cos Inc	241	7		Office Furnishings - 0.24%
Kadant Inc	9,435	344		HNI Corp	93	3
NACCO Industries Inc	179	10		Steelcase Inc	16,526	275
		$1,215				$278

Media - 1.11%				Oil & Gas - 3.24%
AH Belo Corp	705	8		Adams Resources & Energy Inc	77	4
Beasley Broadcasting Group Inc	154	1		Alon USA Energy Inc	875	13
Courier Corp	5,834	90		Apco Oil and Gas International Inc (a)	288	4
Crown Media Holdings Inc (a)	972	4		Approach Resources Inc (a),(b)	587	12
Cumulus Media Inc (a)	638	4		Athlon Energy Inc (a)	424	15
Daily Journal Corp (a)	35	6		Bill Barrett Corp (a)	753	19
Entercom Communications Corp (a)	5,702	57		Callon Petroleum Co (a)	1,525	13
EW Scripps Co (a)	31,670	562		Carrizo Oil & Gas Inc (a)	255	14
Gray Television Inc (a)	1,157	12

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Clayton Williams Energy Inc (a)	148	$17		Eagle Pharmaceuticals Inc/DE (a)	2,300	$29
Comstock Resources Inc	1,051	24		Egalet Corp (a)	3,200	45
Contango Oil & Gas Co (a)	311	15		Flexion Therapeutics Inc (a)	4,400	72
CVR Energy Inc (b)	2,000	85		Hi-Tech Pharmacal Co Inc (a)	275	12
Delek US Holdings Inc	17,199	500		Impax Laboratories Inc (a)	4,431	117
Endeavour International Corp (a),(b)	1,801	6		Lannett Co Inc (a)	5,400	193
Energy XXI Bermuda Ltd	7,838	184		Nature's Sunshine Products Inc	409	6
EPL Oil & Gas Inc (a)	5,890	227		Nektar Therapeutics (a)	844	10
Equal Energy Ltd	6,839	31		Nutraceutical International Corp (a)	326	8
Halcon Resources Corp (a),(b)	4,968	22		Omega Protein Corp (a)	716	9
Hercules Offshore Inc (a)	3,470	16		PharMerica Corp (a)	717	20
Magnum Hunter Resources Corp (a)	2,523	21		POZEN Inc (a)	1,032	8
Magnum Hunter Resources Corp - Warrants	362	—		Progenics Pharmaceuticals Inc (a)	446	2
(a),(c),(d)				Revance Therapeutics Inc (a)	3,100	98
Matador Resources Co (a)	1,483	36		Sciclone Pharmaceuticals Inc (a)	547	2
Northern Oil and Gas Inc (a)	1,626	24		TESARO Inc (a)	2,000	59
Panhandle Oil and Gas Inc	800	35		Trevena Inc (a)	8,400	66
Parker Drilling Co (a)	38,236	272		XenoPort Inc (a)	1,780	9
PDC Energy Inc (a)	763	48				$987
Penn Virginia Corp (a)	1,202	21
Resolute Energy Corp (a)	1,646	12		Pipelines - 0.07%
Rice Energy Inc (a)	14,900	393		SemGroup Corp	1,310	86
RSP Permian Inc (a)	15,000	433
Sanchez Energy Corp (a)	907	27		Private Equity - 0.35%
Stone Energy Corp (a)	13,773	578		American Capital Ltd (a)	11,600	183
Swift Energy Co (a),(b)	1,659	18		Fidus Investment Corp (b)	2,738	53
Triangle Petroleum Corp (a)	12,866	106		Gladstone Investment Corp	17,399	144
Vaalco Energy Inc (a)	13,498	115		Hercules Technology Growth Capital Inc	1,505	21
Vantage Drilling Co (a)	7,705	13				$401
W&T Offshore Inc	861	15
Warren Resources Inc (a)	58,765	282		Publicly Traded Investment Fund - 0.02%
Western Refining Inc (b)	1,601	62		Capitala Finance Corp (b)	129	3
				Firsthand Technology Value Fund Inc (a)	347	7
		$3,732
				THL Credit Inc	817	11
Oil & Gas Services - 2.70%						$21
Basic Energy Services Inc (a)	6,152	169
Bolt Technology Corp	319	6		Real Estate - 0.38%
C&J Energy Services Inc (a)	39,181	1,143		Alexander & Baldwin Inc	7,932	338
CARBO Ceramics Inc	243	33		Altisource Residential Corp	1,515	48
Dawson Geophysical Co	4,094	114		Forestar Group Inc (a)	736	13
Exterran Holdings Inc	1,467	64		HFF Inc	194	6
Forum Energy Technologies Inc (a)	6,677	207		Kennedy-Wilson Holdings Inc	1,313	30
Gulf Island Fabrication Inc	543	12				$435
Helix Energy Solutions Group Inc (a)	17,901	411
Hornbeck Offshore Services Inc (a)	864	36		REITS - 11.37%
Key Energy Services Inc (a)	3,314	31		Acadia Realty Trust	3,484	92
Matrix Service Co (a)	9,443	319		AG Mortgage Investment Trust Inc	607	11
Mitcham Industries Inc (a)	489	7		Agree Realty Corp	581	18
Natural Gas Services Group Inc (a)	458	14		American Assets Trust Inc	901	30
Newpark Resources Inc (a)	618	7		American Campus Communities Inc	7,900	295
Pioneer Energy Services Corp (a)	1,537	20		American Capital Mortgage Investment Corp	1,247	23
SEACOR Holdings Inc (a)	469	40		American Realty Capital Properties Inc	8,510	119
				Anworth Mortgage Asset Corp	94,435	469
Superior Energy Services Inc	5,176	159		Apollo Commercial Real Estate Finance Inc	971	16
Tesco Corp (a)	16,251	301
Tetra Technologies Inc (a)	1,703	22		Apollo Residential Mortgage Inc	688	11
				ARMOUR Residential REIT Inc	7,919	33
		$3,115		Ashford Hospitality Prime Inc	5,780	87
Packaging & Containers - 0.54%				Ashford Hospitality Trust Inc	30,037	338
Graphic Packaging Holding Co (a)	38,700	393		Associated Estates Realty Corp	1,512	26
Rock-Tenn Co	2,100	222		Campus Crest Communities Inc	1,695	15
UFP Technologies Inc (a)	204	5		Capstead Mortgage Corp	63,562	804
		$620		Cedar Realty Trust Inc	31,671	194
				Chambers Street Properties	5,086	40
Pharmaceuticals - 0.86%				Chatham Lodging Trust	5,990	121
Achaogen Inc (a)	1,100	17		Chesapeake Lodging Trust	10,059	258
Agios Pharmaceuticals Inc (a),(b)	500	20		Colony Financial Inc	2,014	44
Akebia Therapeutics Inc (a)	1,100	22		CoreSite Realty Corp	11,600	360
Anika Therapeutics Inc (a)	186	8		Cousins Properties Inc	53,809	617
Auspex Pharmaceuticals Inc (a)	400	12		CubeSmart	3,499	60
BioScrip Inc (a)	1,700	12		CYS Investments Inc	19,522	162
Cara Therapeutics Inc (a),(b)	4,900	91		DCT Industrial Trust Inc	74,405	586
Concert Pharmaceuticals Inc (a)	3,000	40		DiamondRock Hospitality Co	66,540	782

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Retail (continued)
DuPont Fabros Technology Inc	906	$22		Cash America International Inc	693	$27
Dynex Capital Inc	1,199	11		Cato Corp/The	3,132	84
EastGroup Properties Inc	1,066	67		Children's Place Retail Stores Inc/The	7,671	383
Education Realty Trust Inc	19,193	190		Citi Trends Inc (a)	555	9
Empire State Realty Trust Inc	1,799	27		Conn's Inc (a),(b)	3,262	127
EPR Properties	4,084	218		Cracker Barrel Old Country Store Inc	4,800	467
Equity One Inc	1,652	37		Denny's Corp (a)	773	5
Excel Trust Inc	1,041	13		Destination Maternity Corp	2,752	75
Extra Space Storage Inc	3,100	150		Dillard's Inc	2,700	250
FelCor Lodging Trust Inc	21,047	190		DineEquity Inc	190	15
First Industrial Realty Trust Inc	40,750	787		Ezcorp Inc (a)	4,540	49
First Potomac Realty Trust	1,508	20		Finish Line Inc/The	781	21
Franklin Street Properties Corp	2,469	31		Fred's Inc	911	16
Geo Group Inc/The	5,047	163		Genesco Inc (a)	162	12
Getty Realty Corp	3,258	61		Group 1 Automotive Inc	540	35
Gladstone Commercial Corp	535	9		Haverty Furniture Cos Inc	572	17
Government Properties Income Trust	3,620	91		hhgregg Inc (a),(b)	15,582	150
Healthcare Realty Trust Inc	1,274	31		Jack in the Box Inc (a)	227	13
Hersha Hospitality Trust	111,907	653		Jos A Bank Clothiers Inc (a),(b)	592	38
Highwoods Properties Inc	1,658	64		Kate Spade & Co (a)	2,597	96
Home Properties Inc	1,000	60		Kirkland's Inc (a)	8,553	158
Hudson Pacific Properties Inc	1,098	25		MarineMax Inc (a)	893	14
Inland Real Estate Corp	454	5		Men's Wearhouse Inc	1,192	58
Invesco Mortgage Capital Inc	2,709	45		Noodles & Co (a),(b)	53	2
Investors Real Estate Trust	2,473	22		Office Depot Inc (a)	9,151	38
iStar Financial Inc (a)	1,794	26		Pantry Inc/The (a)	22,058	338
Kite Realty Group Trust	44,040	265		PC Connection Inc	331	7
LaSalle Hotel Properties	4,838	152		Penske Automotive Group Inc	815	35
Lexington Realty Trust	3,928	43		Pep Boys-Manny Moe & Jack/The (a)	1,123	14
LTC Properties Inc	6,375	240		Red Robin Gourmet Burgers Inc (a)	66	5
Medical Properties Trust Inc	4,256	54		Regis Corp	1,021	14
Monmouth Real Estate Investment Corp	1,621	15		Rite Aid Corp (a)	171,187	1,073
New Residential Investment Corp	5,420	35		Roundy's Inc (b)	20,047	138
New York Mortgage Trust Inc	1,652	13		Rush Enterprises Inc - Class A (a)	533	17
NorthStar Realty Finance Corp	6,762	109		Ruth's Hospitality Group Inc	21,400	259
One Liberty Properties Inc	449	10		Shoe Carnival Inc	560	13
Parkway Properties Inc/Md	20,086	366		Sonic Automotive Inc	702	16
Pebblebrook Hotel Trust	1,595	54		Sonic Corp (a)	411	9
Pennsylvania Real Estate Investment Trust	5,679	103		Stage Stores Inc	758	19
PennyMac Mortgage Investment Trust	12,988	310		Stein Mart Inc	1,189	17
Potlatch Corp	15,100	584		Systemax Inc (a)	1,117	16
RAIT Financial Trust	30,279	257		Trans World Entertainment Corp	1,897	6
Ramco-Gershenson Properties Trust	7,349	120		Tuesday Morning Corp (a)	1,037	15
Redwood Trust Inc (b)	34,664	703		World Fuel Services Corp	2,100	93
Resource Capital Corp	3,300	18		Zale Corp (a)	806	17
Retail Opportunity Investments Corp	1,822	27				$4,836
RLJ Lodging Trust	3,315	89
Ryman Hospitality Properties Inc (b)	338	14		Savings & Loans - 2.12%
Sabra Health Care REIT Inc	602	17		Astoria Financial Corp	2,201	30
Select Income REIT	584	18		Bank Mutual Corp	1,812	11
Sovran Self Storage Inc	107	8		BankFinancial Corp	1,400	14
STAG Industrial Inc	915	22		Berkshire Hills Bancorp Inc	2,813	73
Summit Hotel Properties Inc	2,072	19		Brookline Bancorp Inc	1,690	16
Sun Communities Inc	2,700	122		Capitol Federal Financial Inc	3,731	47
Sunstone Hotel Investors Inc	39,302	540		Charter Financial Corp/MD	8,370	90
UMH Properties Inc	540	5		Dime Community Bancshares Inc	763	13
Urstadt Biddle Properties Inc	216	4		ESB Financial Corp	464	6
Washington Real Estate Investment Trust	1,042	25		ESSA Bancorp Inc	335	4
Whitestone REIT	816	12		EverBank Financial Corp	1,750	35
Winthrop Realty Trust	7,936	92		First Defiance Financial Corp	3,162	86
		$13,094		First Financial Northwest Inc	570	6
				First Niagara Financial Group Inc	10,846	103
Retail - 4.20%				Flagstar Bancorp Inc (a)	44,160	981
America's Car-Mart Inc/TX (a)	72	3		Flushing Financial Corp	4,749	100
Asbury Automotive Group Inc (a)	138	8		Fox Chase Bancorp Inc	464	8
Barnes & Noble Inc (a)	9,848	206		Hingham Institution for Savings	43	3
bebe stores inc	1,331	8		Home Bancorp Inc (a)	248	5
Biglari Holdings Inc (a)	35	17		HomeStreet Inc	11,700	229
Bob Evans Farms Inc	591	30		HomeTrust Bancshares Inc (a)	791	12
Brown Shoe Co Inc	10,418	276		Investors Bancorp Inc	978	27
Burlington Stores Inc (a)	266	8		NASB Financial Inc	163	4

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Savings & Loans (continued)				Software (continued)
Northfield Bancorp Inc	1,136	$15		Progress Software Corp (a)	667	$15
Northwest Bancshares Inc	2,340	34		Proofpoint Inc (a)	800	30
OceanFirst Financial Corp	2,927	51		Sapiens International Corp NV (a)	504	4
Oritani Financial Corp	764	12		Seachange International Inc (a)	1,251	13
Provident Financial Holdings Inc	3,862	60		SYNNEX Corp (a)	11,835	717
Provident Financial Services Inc	6,211	114		Veeva Systems Inc (a),(b)	3,500	93
Rockville Financial Inc	1,048	14				$1,492
Sterling Bancorp/DE	1,816	23
Territorial Bancorp Inc	410	9		Storage & Warehousing - 0.04%
United Financial Bancorp Inc	752	14		Mobile Mini Inc	743	32
				Wesco Aircraft Holdings Inc (a)	787	18
Westfield Financial Inc	689	5
WSFS Financial Corp	2,698	193				$50
		$2,447		Supranational Bank - 0.09%
Semiconductors - 2.82%				Banco Latinoamericano de Comercio Exterior	4,029	106
Aeroflex Holding Corp (a)	749	6		SA
Alpha & Omega Semiconductor Ltd (a)	18,041	133
Amkor Technology Inc (a)	46,520	319		Telecommunications - 1.80%
ATMI Inc (a)	768	26		ADTRAN Inc	499	12
Brooks Automation Inc	1,606	18		Anixter International Inc	265	27
Ceva Inc (a)	846	15		ARRIS Group Inc (a)	2,617	74
Cirrus Logic Inc (a)	10,107	201		Aruba Networks Inc (a)	9,700	182
Diodes Inc (a)	292	8		Aviat Networks Inc (a)	3,822	6
DSP Group Inc (a)	5,143	44		Black Box Corp	617	15
Emulex Corp (a)	2,100	16		Calix Inc (a)	199	2
Entegris Inc (a)	2,859	35		Cbeyond Inc (a)	972	7
Entropic Communications Inc (a)	3,427	14		Ciena Corp (a)	634	14
First Solar Inc (a)	8,200	572		Cincinnati Bell Inc (a)	3,050	11
GSI Technology Inc (a)	771	5		Comtech Telecommunications Corp	407	13
Integrated Device Technology Inc (a)	2,250	28		DigitalGlobe Inc (a)	1,588	46
Integrated Silicon Solution Inc (a)	19,720	307		Extreme Networks Inc (a)	39,415	229
International Rectifier Corp (a)	1,662	46		Finisar Corp (a)	2,248	60
Intersil Corp	3,062	40		Gigamon Inc (a)	187	6
IXYS Corp	8,517	96		Harmonic Inc (a)	2,438	17
Lattice Semiconductor Corp (a)	2,077	16		Hawaiian Telcom Holdco Inc (a)	382	11
LTX-Credence Corp (a)	3,500	31		IDT Corp - Class B	6,749	113
Microsemi Corp (a)	497	12		Inteliquent Inc	50,843	739
MKS Instruments Inc	12,571	376		Iridium Communications Inc (a),(b)	2,439	18
OmniVision Technologies Inc (a)	1,264	22		KVH Industries Inc (a)	90	1
Pericom Semiconductor Corp (a)	6,782	53		Leap Wireless International Inc - Rights (a),(c),(d)	1,093	3
Photronics Inc (a)	1,555	13		Netgear Inc (a)	929	31
PMC-Sierra Inc (a)	2,538	19		Numerex Corp (a)	534	6
QLogic Corp (a)	4,348	55		Oplink Communications Inc (a)	648	12
Richardson Electronics Ltd/United States	475	5		Orbcomm Inc (a)	1,590	11
Supertex Inc (a)	384	13		Plantronics Inc	132	6
Tessera Technologies Inc	1,103	26		Preformed Line Products Co	89	6
TriQuint Semiconductor Inc (a)	3,201	43		Premiere Global Services Inc (a)	1,455	17
Ultra Clean Holdings Inc (a)	46,155	607		RF Micro Devices Inc (a)	1,334	10
Veeco Instruments Inc (a)	661	28		Shenandoah Telecommunications Co	90	3
		$3,248		ShoreTel Inc (a)	1,976	17
				Sonus Networks Inc (a)	4,120	14
Software - 1.30%				Straight Path Communications Inc (a)	3,350	25
2U Inc (a)	4,100	56
				Telenav Inc (a)	29,500	176
Accelrys Inc (a)	1,353	17
Actuate Corp (a)	10,300	62		Tessco Technologies Inc	191	7
Acxiom Corp (a)	1,335	46		USA Mobility Inc	826	15
				Vonage Holdings Corp (a)	22,383	95
Amber Road Inc (a)	1,600	25
Aspen Technology Inc (a)	194	8		West Corp	273	6
				Westell Technologies Inc (a)	1,702	6
Audience Inc (a)	1,561	19
Avid Technology Inc (a)	12,600	77				$2,069
Benefitfocus Inc (a),(b)	51	2		Textiles - 0.04%
CSG Systems International Inc	4,685	122		Culp Inc	44	1
Cvent Inc (a)	64	2		G&K Services Inc	397	24
Dealertrack Technologies Inc (a)	182	9		UniFirst Corp/MA	159	18
Digi International Inc (a)	961	10				$43
Digital River Inc (a)	5,581	98
Ebix Inc (b)	262	4		Toys, Games & Hobbies - 0.01%
Epiq Systems Inc	1,129	15		LeapFrog Enterprises Inc (a)	1,910	14
ICG Group Inc (a)	760	16
ManTech International Corp/VA	550	16		Transportation - 1.13%
Omnicell Inc (a)	552	16		Air Transport Services Group Inc (a)	1,971	15

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	35.41%
Transportation (continued)			Consumer, Non-cyclical	12.05%
Arkansas Best Corp	5,314	$197	Industrial	11.63%
Atlas Air Worldwide Holdings Inc (a)	562	20	Consumer, Cyclical	9.41%
Bristow Group Inc	921	70	Exchange Traded Funds	7.35%
Era Group Inc (a)	489	14	Energy	7.32%
GasLog Ltd	754	18	Technology	6.62%
Gulfmark Offshore Inc	3,380	152	Utilities	5.44%
Heartland Express Inc	421	10	Communications	3.94%
International Shipholding Corp	213	6	Basic Materials	2.57%
Knightsbridge Tankers Ltd	13,666	185	Government	0.09%
Marten Transport Ltd	508	11	Diversified	0.04%
Nordic American Tankers Ltd	1,633	16	Liabilities in Excess of Other Assets, Net	(1.87)%
Pacer International Inc (a)	7,694	69	TOTAL NET ASSETS	100.00%
PHI Inc (a)	353	16
Quality Distribution Inc (a)	6,500	84
Roadrunner Transportation Systems Inc (a)	361	9
Saia Inc (a)	1,500	57
Scorpio Tankers Inc	4,036	40
Ship Finance International Ltd	1,392	25
Swift Transportation Co (a)	7,500	186
Universal Truckload Services Inc	1,600	46
Werner Enterprises Inc	713	18
XPO Logistics Inc (a),(b)	763	22
YRC Worldwide Inc (a),(b)	478	11
		$1,297

Trucking & Leasing - 0.51%
AMERCO	2,300	534
Greenbrier Cos Inc/The (a)	604	28
TAL International Group Inc	447	19
Textainer Group Holdings Ltd	301	11
		$592

Water - 0.22%
American States Water Co	3,209	104
Artesian Resources Corp	1,200	27
California Water Service Group	2,938	70
Consolidated Water Co Ltd	1,657	22
Middlesex Water Co	605	13
PICO Holdings Inc (a)	483	13
		$249
TOTAL COMMON STOCKS		$108,875
INVESTMENT COMPANIES - 7.35%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 7.35%
BlackRock Liquidity Funds TempFund	3,799,587	3,799
Portfolio
Goldman Sachs Financial Square Funds -	2,345,789	2,346
Government Fund (e)
Goldman Sachs Financial Square Funds -	2,221,069	2,221
Money Market Fund
JP Morgan Prime Money Market Fund	103,825	104
		$8,470
TOTAL INVESTMENT COMPANIES		$8,470
Total Investments		$117,345
Liabilities in Excess of Other Assets, Net - (1.87)%		$(2,157)
TOTAL NET ASSETS - 100.00%		$115,188

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(d) Security is Illiquid
(e)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

		Schedule of Investments
SmallCap Value Account I
March 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	56	$6,564		$6,555	$(9)
Total						$(9)
Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments
March 31, 2014 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

At March 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for Federal Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes
Balanced Account	$6,083	$(408)	$5,675	$47,419
Bond & Mortgage Securities Account	6,103	(3,665)	2,438	344,399
Bond Market Index Account	6,339	(14,680)	(8,341)	1,545,792
Diversified Balanced Account	125,983	(2,103)	123,880	775,192
Diversified Balanced Managed Volatility Account	214	(10)	204	18,774
Diversified Growth Account	360,049	(6,725)	353,324	2,035,286
Diversified Growth Managed Volatility Account	450	(39)	411	35,341
Diversified Income Account	7,846	(783)	7,063	113,256
Diversified International Account	105,950	(4,754)	101,196	393,847
Equity Income Account	249,373	(9,904)	239,469	417,998
Government & High Quality Bond Account	6,530	(7,080)	(550)	368,046
Income Account	18,772	(3,292)	15,480	260,252
International Emerging Markets Account	11,153	(4,216)	6,937	102,623
LargeCap Blend Account II	35,089	(905)	34,184	123,119
LargeCap Growth Account	21,742	(769)	20,973	76,188
LargeCap Growth Account I	72,830	(1,338)	71,492	184,756
LargeCap S&P 500 Index Account	404,777	(16,328)	388,449	1,194,887
LargeCap S&P 500 Managed Volatility Index Account	909	(336)	573	27,589
LargeCap Value Account	27,608	(651)	26,957	143,085
MidCap Account	247,070	(1,861)	245,209	403,965
Money Market Account	—	—	—	275,014
Principal Capital Appreciation Account	20,916	(35)	20,881	17,279
Principal LifeTime 2010 Account	4,711	(1,083)	3,628	44,719
Principal LifeTime 2020 Account	22,020	(6,509)	15,511	208,783
Principal LifeTime 2030 Account	12,265	(1,762)	10,503	102,438
Principal LifeTime 2040 Account	3,758	(710)	3,048	35,701
Principal LifeTime 2050 Account	2,383	(432)	1,951	20,699
Principal LifeTime 2060 Account	30	—	30	648
Principal LifeTime Strategic Income Account	2,674	(549)	2,125	28,147
Real Estate Securities Account	33,012	(1,259)	31,753	105,545
SAM Balanced Portfolio	163,107	(449)	162,658	840,499
SAM Conservative Balanced Portfolio	27,358	(111)	27,247	201,495
SAM Conservative Growth Portfolio	45,850	(188)	45,662	237,234
SAM Flexible Income Portfolio	24,750	(170)	24,580	209,149
SAM Strategic Growth Portfolio	31,378	(95)	31,283	184,170
Short-Term Income Account	3,871	(1,316)	2,555	251,395
SmallCap Blend Account	18,734	(526)	18,208	47,492
SmallCap Growth Account II	20,261	(1,828)	18,433	54,630
SmallCap Value Account I	28,326	(2,479)	25,847	91,498

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), along with Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Blend Account, MidCap Stock Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I “known as the Accounts” value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Accounts’ Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset value are reflected in the Accounts’ net asset value. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each Account invests in foreign securities listed on foreign exchanges which trade on days on which the Account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each Accounts’ net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Accounts’ Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Account.

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Accounts’ Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Accounts’ assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. As of March 31, 2014, there were no transfers between Levels 1 and 2.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Accounts' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds		$—	$10,426	$67	$10,493
Common Stocks*		32,854	—	—	32,854
Convertible Bonds		—	9	—	9
Investment Companies		1,072	—	—	1,072
Senior Floating Rate Interests		—	50	—	50
U.S. Government & Government Agency Obligations		—	8,616	—	8,616
	Total investments in securities $	33,926	$19,101	$67	$53,094

Assets
Equity Contracts**
Futures		$—	$—	$—	$—

Bond & Mortgage Securities Account
Bonds		$—	$185,052	$2,048	$187,100
Common Stocks*		—	—	—	—
Convertible Bonds		—	208	—	208
Investment Companies		14,645	—	—	14,645
Preferred Stocks
Communications		374	—	—	374
Financial		985	198	—	1,183
Senior Floating Rate Interests		—	14,038	—	14,038
U.S. Government & Government Agency Obligations		—	129,289	—	129,289
	Total investments in securities $	16,004	$328,785	$2,048	$346,837
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(29)	$—	$(29)
Exchange Cleared Credit Default Swaps		—	(416)	—	(416)

Bond Market Index Account
Bonds		$—	$463,031	$627	$463,658
Investment Companies		180,861	—	—	180,861
Municipal Bonds		—	12,939	—	12,939
U.S. Government & Government Agency Obligations		—	879,993	—	879,993
	Total investments in securities $	180,861	$1,355,963	$627	$1,537,451

Diversified Balanced Account
Investment Companies		$899,072	$—	$—	$899,072
	Total investments in securities $	899,072	$—	$—	$899,072

Diversified Balanced Managed Volatility Account
Investment Companies		$18,978	$—	$—	$18,978
	Total investments in securities $	18,978	$—	$—	$18,978

Diversified Growth Account
Investment Companies		$2,388,610	$—	$—	$2,388,610
	Total investments in securities $	2,388,610	$—	$—	$2,388,610

Diversified Growth Managed Volatility Account
Investment Companies		$35,752	$—	$—	$35,752
	Total investments in securities $	35,752	$—	$—	$35,752

Diversified Income Account
Investment Companies		$120,319	$—	$—	$120,319
	Total investments in securities $	120,319	$—	$—	$120,319

Diversified International Account
Common Stocks
Basic Materials		$1,094	$29,843	$—	$30,937
Communications		6,775	46,828	—	53,603
Consumer, Cyclical		9,352	60,232	—	69,584
Consumer, Non-cyclical		12,391	72,555	—	84,946
Diversified		—	1,653	—	1,653
Energy		14,327	13,067	—	27,394
Financial		21,772	109,551	—	131,323
Industrial		9,557	48,493	—	58,050
Technology		1,439	21,037	—	22,476
Utilities		932	9,397	—	10,329
Investment Companies		2,723	—	—	2,723
Preferred Stocks
Consumer, Non-cyclical		—	2,025	—	2,025
	Total investments in securities $	80,362	$414,681	$—	$495,043

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Equity Income Account
Common Stocks*		$644,508	$—	$—	$644,508
Investment Companies		12,959	—	—	12,959
	Total investments in securities $	657,467	$—	$—	$657,467

Government & High Quality Bond Account
Bonds		$—	$102,408	$3,803	$106,211
Investment Companies		13,873	—	—	13,873
U.S. Government & Government Agency Obligations		—	247,412	—	247,412
	Total investments in securities $	13,873	$349,820	$3,803	$367,496

Income Account
Bonds		$—	$197,197	$1,832	$199,029
Common Stocks*		—	—	—	—
Convertible Bonds		—	4,057	—	4,057
Investment Companies		9,306	—	—	9,306
Senior Floating Rate Interests		—	2,803	—	2,803
U.S. Government & Government Agency Obligations		—	60,537	—	60,537
	Total investments in securities $	9,306	$264,594	$1,832	$275,732

International Emerging Markets Account
Common Stocks
Basic Materials		$2,960	$5,719	$—	$8,679
Communications		2,101	11,488	—	13,589
Consumer, Cyclical		1,607	9,262	—	10,869
Consumer, Non-cyclical		6,385	3,360	—	9,745
Diversified		516	—	—	516
Energy		3,494	4,111	—	7,605
Financial		3,849	21,695	—	25,544
Industrial		1,393	7,430	—	8,823
Technology		—	14,442	—	14,442
Utilities		—	3,634	—	3,634
Investment Companies		1,154	—	—	1,154
Preferred Stocks
Basic Materials		—	834	—	834
Communications		—	731	—	731
Financial		—	3,395	—	3,395
	Total investments in securities $	23,459	$86,101	$—	$109,560

LargeCap Blend Account II
Common Stocks*		$150,650	$—	$—	$150,650
Investment Companies		6,653	—	—	6,653
	Total investments in securities $	157,303	$—	$—	$157,303
Assets
Equity Contracts**
Futures		$90	$—	$—	$90

LargeCap Growth Account
Common Stocks*		$95,333	$—	$—	$95,333
Investment Companies		1,828	—	—	1,828
	Total investments in securities $	97,161	$—	$—	$97,161

LargeCap Growth Account I
Common Stocks*		$249,586	$—	$—	$249,586
Convertible Preferred Stocks
Communications		—	157	—	157
Investment Companies		6,505	—	—	6,505
	Total investments in securities $	256,091	$157	$—	$256,248
Assets
Equity Contracts**
Futures		$80	$—	$—	$80

LargeCap S&P 500 Index Account
Common Stocks*		$1,528,899	$—	$—	$1,528,899
Investment Companies		54,437	—	—	54,437
	Total investments in securities $	1,583,336	$—	$—	$1,583,336
Assets
Equity Contracts**
Futures		$129	$—	$—	$129

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$24,650	$—	$—	$24,650
Investment Companies		3,217	—	—	3,217
U.S. Government & Government Agency Obligations		—	200	—	200
Purchased Options		95	—	—	95
	Total investments in securities $	27,962	$200	$—	$28,162
Assets
Equity Contracts**
Futures		$8	$—	$—	$8
Liabilities
Equity Contracts**
Options		$(36)	$—	$—	$(36)

LargeCap Value Account
Common Stocks*		$169,419	$—	$—	$169,419
Investment Companies		623	—	—	623
	Total investments in securities $	170,042	$—	$—	$170,042
Assets
Equity Contracts**
Futures		$1	$—	$—	$1

MidCap Account
Common Stocks*		$648,516	$—	$—	$648,516
Investment Companies		658	—	—	658
	Total investments in securities $	649,174	$—	$—	$649,174

Money Market Account
Bonds		$—	$28,589	$—	$28,589
Certificate of Deposit		—	8,100	—	8,100
Commercial Paper		—	192,950	—	192,950
Investment Companies		14,310	—	—	14,310
Municipal Bonds		—	24,265	—	24,265
Repurchase Agreements		—	6,800	—	6,800
	Total investments in securities $	14,310	$260,704	$—	$275,014

Principal Capital Appreciation Account
Common Stocks*		$37,313	$—	$—	$37,313
Investment Companies		847	—	—	847
	Total investments in securities $	38,160	$—	$—	$38,160

Principal LifeTime 2010 Account
Investment Companies		$48,347	$—	$—	$48,347
	Total investments in securities $	48,347	$—	$—	$48,347

Principal LifeTime 2020 Account
Investment Companies		$224,294	$—	$—	$224,294
	Total investments in securities $	224,294	$—	$—	$224,294

Principal LifeTime 2030 Account
Investment Companies		$112,941	$—	$—	$112,941
	Total investments in securities $	112,941	$—	$—	$112,941

Principal LifeTime 2040 Account
Investment Companies		$38,749	$—	$—	$38,749
	Total investments in securities $	38,749	$—	$—	$38,749

Principal LifeTime 2050 Account
Investment Companies		$22,650	$—	$—	$22,650
	Total investments in securities $	22,650	$—	$—	$22,650

Principal LifeTime 2060 Account
Investment Companies		$678	$—	$—	$678
	Total investments in securities $	678	$—	$—	$678
Principal LifeTime Strategic Income Account
Investment Companies		$30,272	$—	$—	$30,272
	Total investments in securities $	30,272	$—	$—	$30,272

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Real Estate Securities Account
Common Stocks*		$136,747	$—	$—	$136,747
Investment Companies		551	—	—	551
	Total investments in securities $	137,298	$—	$—	$137,298

SAM Balanced Portfolio
Investment Companies		$1,003,157	$—	$—	$1,003,157
	Total investments in securities $	1,003,157	$—	$—	$1,003,157

SAM Conservative Balanced Portfolio
Investment Companies		$228,742	$—	$—	$228,742
	Total investments in securities $	228,742	$—	$—	$228,742

SAM Conservative Growth Portfolio
Investment Companies		$282,896	$—	$—	$282,896
	Total investments in securities $	282,896	$—	$—	$282,896

SAM Flexible Income Portfolio
Investment Companies		$233,729	$—	$—	$233,729
	Total investments in securities $	233,729	$—	$—	$233,729

SAM Strategic Growth Portfolio
Investment Companies		$215,453	$—	$—	$215,453
	Total investments in securities $	215,453	$—	$—	$215,453

Short-Term Income Account
Bonds		$—	$245,567	$842	$246,409
Investment Companies		6,843	—	—	6,843
U.S. Government & Government Agency Obligations		—	698	—	698
	Total investments in securities $	6,843	$246,265	$842	$253,950

SmallCap Blend Account
Common Stocks
Basic Materials		$1,098	$—	$—	$1,098
Communications		4,593	—	—	4,593
Consumer, Cyclical		9,926	—	—	9,926
Consumer, Non-cyclical		13,055	9	—	13,064
Energy		4,039	—	—	4,039
Financial		13,704	—	—	13,704
Industrial		7,961	—	—	7,961
Technology		8,274	—	—	8,274
Utilities		2,127	—	—	2,127
Investment Companies		914	—	—	914
	Total investments in securities $	65,691	$9	$—	$65,700
Liabilities
Equity Contracts**
Futures		$(8)	$—	$—	$(8)

SmallCap Growth Account II
Common Stocks
Basic Materials		$1,519	$—	$—	$1,519
Communications		6,539	1	—	6,540
Consumer, Cyclical		13,178	—	—	13,178
Consumer, Non-cyclical		14,496	—	—	14,496
Diversified		551	—	—	551
Energy		3,476	—	—	3,476
Financial		7,629	—	—	7,629
Industrial		9,082	—	—	9,082
Technology		9,170	—	—	9,170
Utilities		25	—	—	25
Investment Companies		7,397	—	—	7,397
	Total investments in securities $	73,062	$1	$—	$73,063
Liabilities
Equity Contracts**
Futures		$(7)	$—	$—	$(7)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Value Account I
Common Stocks
Basic Materials		$2,963	$—	$—	$2,963
Communications		4,539	3	—	4,542
Consumer, Cyclical		10,833	—	—	10,833
Consumer, Non-cyclical		13,877	—	—	13,877
Diversified		50	—	—	50
Energy		8,440	2	—	8,442
Financial		40,783	—	—	40,783
Government		106	—	—	106
Industrial		13,406	—	—	13,406
Technology		7,616	—	—	7,616
Utilities		6,257	—	—	6,257
Investment Companies		8,470	—	—	8,470
	Total investments in securities $	117,340	$5	$—	$117,345

Liabilities

Equity Contracts**
Futures		$(9)	$—	$—	$(9)

*For additional detail regarding sector classifications, please see the Schedules of Investments

**Futures and swap agreements are valued at the unrealized appreciation (depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of		Unobservable
Account	Asset Type	March 31, 2014	Valuation Technique	Input	Input Value

Government & High
Quality Bond Account	Bonds	$1,763	Indicative Market Quotations	Broker Quote	$98.59
	Bonds	2,040	Third Party Vendor	Broker Quote	85.00
		3,803

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

Account	Value December 31, 2013	Realized Gain/(Loss)	Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)		Purchases	Proceeds from Sales	Transfers into Level 3*	Transfers Out of Level 3**	Value March 31, 2014	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2014
Government & High Quality Bond Account
Bonds	$2,040	$-	$(7	) $	-	$(8)	$1,778	$-	$3,803	$(9)
Total	$2,040	$-	$(7	) $	-	$(8)	$1,778	$-	$3,803	$(9)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Accounts' Schedules of Investments as of March 31, 2014 have not been audited. This report is provided for the general information of the Accounts' shareholders.

For more information regarding the Account and its holdings, please see the Accounts' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	05/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	05/21/2014

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	05/21/2014